UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)      (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Item 1: Report(s) to Shareholders.

Semiannual Report  |  February 28, 2018
Schwab International Equity ETFs

Schwab International Equity ETF™	SCHF
Schwab International Small-Cap Equity ETF™	SCHC
Schwab Emerging Markets Equity ETF™	SCHE

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended February 28, 2018
Schwab International Equity ETF (Ticker Symbol: SCHF)
Market Price Return[1]	6.03%
NAV Return[1]	7.00%
FTSE Developed ex US Index (Net)*	7.09%
ETF Category: Morningstar Foreign Large Blend[2]	6.01%
Performance Details	pages 8-9

Schwab International Small-Cap Equity ETF (Ticker Symbol: SCHC)
Market Price Return[1]	7.55%
NAV Return[1]	8.41%
FTSE Developed Small Cap ex US Liquid Index (Net)*	8.25%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	8.29%
Performance Details	pages 10-11

Schwab Emerging Markets Equity ETF (Ticker Symbol: SCHE)
Market Price Return[1]	9.12%
NAV Return[1]	10.35%
FTSE Emerging Index (Net)*	10.38%
ETF Category: Morningstar Diversified Emerging Markets[2]	9.07%
Performance Details	pages 12-13
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the Schwab International Equity ETFs under license. The Schwab International Equity ETFs are not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the funds. Fees payable under the license are paid by the investment adviser.
*	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Investors’ ability to follow the investing principle “ignore the noise” was put to the test in February. Amid inflation fears and concerns about higher interest rates, stocks slid for two weeks, with some U.S. and European indices dropping around 10%. While markets largely recovered much of the lost ground by February’s end, the episode interrupted a long period of steady gains. No one can predict what comes next, of course, but we may continue to see increased market volatility—especially compared to the unusually low volatility of recent years.
During times of higher volatility, it can be tempting to veer from your financial plan. But split-second decisions can prove costly over time. Instead, we believe that now may be an opportune time to check in on your portfolio and evaluate whether your investments are still positioned to help you achieve your financial goals. When it comes to ETFs, that can include not only knowing that your provider is transparent and dedicated to keeping costs low, but also that it is committed to the business for the long haul. The ETF industry has grown rapidly in recent years with many new offerings, and it’s likely that some will not survive. In 2017, for instance, fund providers introduced 275 ETFs but also broke the record for ETF closures in a single year with 136.1 While ETFs close for a variety of reasons, some of the more common causes are lack of issuer support and lack of investor demand. Whatever the cause, an ETF closure tends to be bad for investors, as it can lead to surprise taxes and gains or losses.
At Charles Schwab Investment Management, we are selective in which ETFs we choose to launch and make a commitment to the ongoing support of every ETF we introduce. We work hard to help our investors build better portfolios, and that starts with providing funds that can help form a solid foundation. We have a quarter-century of experience managing index investments and more than $170 billion under management in our index mutual funds and ETFs—all while offering some of the lowest expenses available in the industry today.
We’re here to serve our investors over the long-term—with funds that can simplify your investment decisions and help you implement your financial plan. We appreciate that you have chosen Charles Schwab Investment Management, and we look forward to continuing to help you achieve your financial goals.
[1]	ETF.com, “Record ETF Closures, Healthy Launch Levels,” Heather Bell, December 29, 2017.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
From the President (continued)

“ At Charles Schwab Investment Management, we are selective in which ETFs we choose to launch and make a commitment to the ongoing support of every ETF we introduce.”
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab International Equity ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Management views may have changed since the report date.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
The Investment Environment

Over the six-month reporting period ended February 28, 2018, international equity markets continued their upward trajectory and posted strong returns, despite a global stock market pullback in early February and subsequent market volatility. Accommodative central bank policies combined with a strengthening global economy drove equity performance for most of the reporting period, while fears of rising inflation were a large contributor to February’s drop. Meanwhile, the U.S. dollar generally weakened against a basket of currencies over the reporting period, enhancing returns on overseas investments in U.S. dollar terms. In this environment, the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 7.12%, while the MSCI Emerging Markets Index (Net)* returned 10.58%. By comparison, in the U.S., the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 10.84% for the reporting period.
Economies across the globe strengthened over the six-month reporting period, with global economic growth synchronizing for the first time in ten years. In the eurozone, consumer confidence reached a near all-time high in January amid rebounding consumer spending and business investment, as well as an overall brighter economic outlook. Eurozone inflation remained at modest levels, lending conditions improved, and a solid rise in the Purchasing Managers Index in January signaled continued expansion in manufacturing and service activity. Germany led the eurozone in recovery and grew at its fastest pace in six years during 2017, driven by strong imports and exports and a bump in equipment investment. In Japan, increasing exports and rising consumption resulted in the eighth straight quarter of growth in the fourth quarter of 2017—the longest stretch in 28 years. Meanwhile, emerging-market economies benefitted from stabilizing commodity prices and fundamentals that continued to improve over the reporting period. Growth remained fairly robust in China, despite lingering concerns surrounding high debt levels taken on to maintain strong expansion, while slowing inflation and low interest rates helped Brazil to sustain its fragile economic recovery.
Asset Class Performance Comparison % returns during the 6 months ended February 28, 2018

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
The Investment Environment (continued)

During the six-month reporting period, many central banks maintained generally accommodative monetary policies, although several took steps to reign in some stimulative measures. In Europe, the Bank of England raised interest rates in November for the first time in 10 years amid rising consumer prices, noting that another hike could come as soon as May 2018. The European Central Bank announced plans to maintain its bond buying program through at least September 2018 as inflation forecasts stayed below targeted levels, although it began scaling down purchases earlier this year. In Asia, the Bank of Japan left its monetary policy unchanged for the entirety of the reporting period, keeping interest rates negative and continuing to slowly reduce its bond buying as part of its yield curve management program. Meanwhile, the People’s Bank of China raised borrowing rates for banks and for its medium-term lending facility, and also kept liquidity stable by injecting money into the market through various monetary instruments.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETFs
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in Risk Management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the funds. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab International Equity ETF (11/3/09)
Market Price Return[2]	6.03%	19.50%	6.77%	6.39%
NAV Return[2]	7.00%	19.91%	6.84%	6.46%
FTSE Developed ex US Index (Net)[3]	7.09%	19.72%	6.79%	6.50%
ETF Category: Morningstar Foreign Large Blend[4]	6.01%	19.52%	6.61%	N/A
Fund Expense Ratio[5]: 0.06%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG, and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETF
Performance and Fund Facts as of February 28, 2018

Statistics1
Number of Holdings	1,254
Weighted Average Market Cap (millions)	$58,974
Price/Earnings Ratio (P/E)	14.3
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[2,3]	3%
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Small-Cap Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab International Small-Cap Equity ETF (1/14/10)
Market Price Return[2]	7.55%	23.18%	8.23%	7.60%
NAV Return[2]	8.41%	23.33%	8.40%	7.65%
FTSE Developed Small Cap ex US Liquid Index (Net)[3]	8.25%	23.06%	8.42%	7.73%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	8.29%	24.79%	9.88%	N/A
Fund Expense Ratio[5]: 0.12%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG, and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
*	Inception (1/14/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Small-Cap Equity ETF
Performance and Fund Facts as of February 28, 2018

Statistics1
Number of Holdings	1,811
Weighted Average Market Cap (millions)	$2,548
Price/Earnings Ratio (P/E)	15.5
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[2,3]	8%
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab Emerging Markets Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Emerging Markets Equity ETF (1/14/10)
Market Price Return[2]	9.12%	26.16%	4.73%	4.05%
NAV Return[2]	10.35%	27.55%	5.01%	4.19%
FTSE Emerging Index (Net)[3]	10.38%	27.48%	5.14%	4.45%
ETF Category: Morningstar Diversified Emerging Markets[4]	9.07%	27.40%	4.45%	N/A
Fund Expense Ratio[5]: 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG, and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
*	Inception (1/14/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab Emerging Markets Equity ETF
Performance and Fund Facts as of February 28, 2018

Statistics1
Number of Holdings	881
Weighted Average Market Cap (millions)	$91,868
Price/Earnings Ratio (P/E)	16.0
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate[2,3]	8%
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab International Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2017 and held through February 28, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/17	Ending Account Value (Net of Expenses) at 2/28/18	Expenses Paid During Period 9/1/17-2/28/18[2]
Schwab International Equity ETF
Actual Return	0.06%	$1,000.00	$1,070.00	$0.31
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30
Schwab International Small-Cap Equity ETF
Actual Return	0.12%	$1,000.00	$1,084.10	$0.62
Hypothetical 5% Return	0.12%	$1,000.00	$1,024.20	$0.60
Schwab Emerging Markets Equity ETF
Actual Return	0.13%	$1,000.00	$1,103.50	$0.68
Hypothetical 5% Return	0.13%	$1,000.00	$1,024.16	$0.65

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by 365 days of the fiscal year.
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Schwab International Equity ETFs  |  Semiannual Report

Schwab International Equity ETF
Financial Statements
Financial Highlights
	9/1/17– 2/28/18*	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13
Per-Share Data
Net asset value at beginning of period	$32.51	$28.32	$28.55	$32.37	$28.32	$24.96
Income (loss) from investment operations:
Net investment income (loss)	0.29 [1]	0.88 [1]	0.84 [1]	0.87 [1]	0.88	0.66
Net realized and unrealized gains (losses)	1.98	4.02	(0.45)	(3.85)	3.87	3.42
Total from investment operations	2.27	4.90	0.39	(2.98)	4.75	4.08
Less distributions:
Distributions from net investment income	(0.80)	(0.71)	(0.62)	(0.84)	(0.70)	(0.72)
Net asset value at end of period	$33.98	$32.51	$28.32	$28.55	$32.37	$28.32
Total return	7.00% [2]	17.76%	1.47%	(9.27%)	16.90%	16.55%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [3]	0.06% [4]	0.08%	0.08%	0.09% [5]	0.09%
Net investment income (loss)	1.73% [3]	2.95%	3.06%	2.86%	3.44%	3.03%
Portfolio turnover rate[6]	3% [2]	5%	5%	4%	7%	9%
Net assets, end of period (x 1,000)	$14,628,005	$11,413,011	$6,168,595	$4,042,603	$2,654,016	$1,464,105

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Effective April 18, 2014, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/14 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
15
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.9% of net assets

Australia 6.1%
Australia & New Zealand Banking Group Ltd.	2,355,632	0.4	53,324,951
BHP Billiton Ltd.	2,559,709	0.4	60,836,934
Commonwealth Bank of Australia	1,410,842	0.6	83,983,075
National Australia Bank Ltd.	2,192,027	0.4	51,551,584
Westpac Banking Corp.	2,786,690	0.5	66,817,933
Other Securities		3.8	580,565,963
		6.1	897,080,440

Austria 0.2%
Other Securities		0.2	32,723,391

Belgium 1.0%
Anheuser-Busch InBev S.A.	614,084	0.4	65,519,709
Other Securities		0.6	80,924,396
		1.0	146,444,105

Canada 7.0%
Royal Bank of Canada	1,181,029	0.6	93,175,340
The Bank of Nova Scotia	983,414	0.4	61,014,877
The Toronto-Dominion Bank	1,513,165	0.6	87,387,685
Other Securities		5.4	779,749,811
		7.0	1,021,327,713

Denmark 1.5%
Novo Nordisk A/S, B Shares	1,440,507	0.5	74,705,890
Other Securities		1.0	148,489,805
		1.5	223,195,695

Finland 0.9%
Other Securities		0.9	134,635,079

France 8.7%
Airbus SE	461,835	0.4	55,392,690
AXA S.A.	1,533,123	0.3	48,354,949
BNP Paribas S.A.	888,705	0.5	70,855,165
LVMH Moet Hennessy Louis Vuitton SE	201,041	0.4	60,441,741
Security	Number of Shares	% of Net Assets	Value ($)
Sanofi	886,933	0.5	70,346,092
Total S.A.	1,877,192	0.7	107,538,670
Other Securities		5.9	865,065,658
		8.7	1,277,994,965

Germany 7.7%
Allianz SE	370,434	0.6	86,754,640
BASF SE	745,521	0.5	78,570,459
Bayer AG	674,881	0.5	79,208,738
Daimler AG	793,040	0.5	68,160,814
SAP SE	742,535	0.5	78,065,582
Siemens AG	615,655	0.6	81,425,855
Other Securities		4.5	652,110,836
		7.7	1,124,296,924

Hong Kong 3.5%
AIA Group Ltd.	9,890,942	0.6	82,853,213
Other Securities		2.9	421,433,644
		3.5	504,286,857

Ireland 0.2%
Other Securities		0.2	29,854,777

Israel 0.4%
Other Securities		0.4	59,895,179

Italy 2.3%
Other Securities		2.3	337,548,932

Japan 22.8%
Honda Motor Co., Ltd.	1,475,611	0.4	53,725,212
Mitsubishi UFJ Financial Group, Inc.	10,474,360	0.5	74,828,777
SoftBank Group Corp.	695,063	0.4	57,940,915
Sony Corp.	1,030,994	0.4	52,581,129
Toyota Motor Corp.	2,121,503	1.0	143,845,876
Other Securities		20.1	2,952,006,692
		22.8	3,334,928,601

Netherlands 2.9%
ASML Holding N.V.	267,854	0.4	52,694,818
ING Groep N.V.	3,199,451	0.4	56,496,227
Unilever N.V. CVA	1,253,236	0.5	65,687,715
Other Securities		1.6	254,951,987
		2.9	429,830,747

16
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
New Zealand 0.2%
Other Securities		0.2	29,535,880

Norway 0.6%
Other Securities		0.6	84,620,129

Portugal 0.1%
Other Securities		0.1	19,971,976

Republic of Korea 4.3%
Samsung Electronics Co., Ltd. GDR	155,931	1.2	171,056,307
Other Securities		3.1	455,772,985
		4.3	626,829,292

Singapore 1.2%
Other Securities		1.2	172,111,896

Spain 2.8%
Banco Santander S.A.	13,259,673	0.6	91,647,671
Other Securities		2.2	315,847,213
		2.8	407,494,884

Sweden 2.4%
Other Securities		2.4	350,067,147

Switzerland 6.9%
Nestle S.A.	2,534,623	1.4	201,900,872
Novartis AG	1,807,496	1.0	151,400,861
Roche Holding AG	566,287	0.9	131,407,586
UBS Group AG *	2,801,898	0.4	53,574,199
Other Securities		3.2	462,721,014
		6.9	1,001,004,532

United Kingdom 15.2%
AstraZeneca plc	1,033,580	0.5	68,001,682
BP plc	15,660,380	0.7	102,526,283
British American Tobacco plc	1,869,706	0.8	110,659,634
Diageo plc	2,015,219	0.5	68,306,108
GlaxoSmithKline plc	3,919,144	0.5	70,588,742
Glencore plc *	9,649,081	0.4	51,365,208
HSBC Holdings plc	16,533,130	1.1	163,356,714
Lloyds Banking Group plc	57,718,456	0.4	54,714,864
Prudential plc	2,098,056	0.4	52,916,242
Rio Tinto plc	957,888	0.4	51,816,397
Royal Dutch Shell plc, A Shares	3,747,974	0.8	118,827,066
Royal Dutch Shell plc, B Shares	3,068,221	0.7	98,121,451
Vodafone Group plc	22,116,969	0.4	62,090,536
Other Securities		7.6	1,146,711,056
		15.2	2,220,001,983
Total Common Stock
(Cost $12,509,907,688)			14,465,681,124
Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 0.7% of net assets

Germany 0.5%
Other Securities		0.5	71,080,208

Italy 0.0%
Other Securities		0.0	3,612,663

Republic of Korea 0.2%
Other Securities		0.2	28,570,323

Spain 0.0%
Other Securities		0.0	3,753,417
Total Preferred Stock
(Cost $86,360,965)			107,016,611

Other Investment Companies 0.3% of net assets

United States 0.3%
Money Market Fund 0.1%
Other Securities		0.1	10,299,114
Securities Lending Collateral 0.2%
Other Securities		0.2	32,638,170
Total Other Investment Companies
(Cost $42,937,284)			42,937,284

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 03/16/18	430	43,784,750	(325,531)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $31,044,977.
(b)	The rate shown is the 7-day yield.
(c)	Fair-valued by management in accordance with procedures approved by the fund's Board of Trustees.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

17
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$12,417,512,559	$—	$—	$12,417,512,559
Australia	896,739,434	—	341,006	897,080,440
Hong Kong	503,864,659	—	422,198	504,286,857
Portugal	19,971,976	—	— *	19,971,976
Republic of Korea	626,829,292	—	— *	626,829,292
Preferred Stock[1]	107,016,611	—	—	107,016,611
Other Investment Companies[1]	42,937,284	—	—	42,937,284
Liabilities
Futures Contracts[2]	(325,531)	—	—	(325,531)
Total	$14,614,546,284	$—	$763,204	$14,615,309,488
*	Level 3 amount shown includes securities determined to have no value at February 28, 2018.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers between Level 1 and Level 3 for the period ended February 28, 2018. Transfers from Level 1 to Level 3 were the result of fair valued securities for which no quoted market price was available. Transfers from Level 3 to Level 1 were the result of securities no longer being fair valued due to the availability of quoted market prices. There were no transfers between Level 1 and Level 2 for the period ended February 28, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
18
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Statement of Assets and Liabilities

As of February 28, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $12,606,567,767) including securities on loan of $31,044,977		$14,582,996,849
Collateral invested for securities on loan, at value (cost $32,638,170)		32,638,170
Deposit with broker for futures contracts		2,817,500
Foreign currency, at value (cost $4,187,159)		4,171,018
Receivables:
Investments sold		114,624
Dividends		30,930,233
Foreign tax reclaims		9,712,621
Income from securities on loan	+	87,916
Total assets		14,663,468,931
Liabilities
Collateral held for securities on loan		32,638,170
Payables:
Investments bought		1,739,246
Investment adviser fees		661,645
Variation margin on futures contracts	+	424,463
Total liabilities		35,463,524
Net Assets
Total assets		14,663,468,931
Total liabilities	–	35,463,524
Net assets		$14,628,005,407
Net Assets by Source
Capital received from investors		12,943,599,804
Distributions in excess of net investment income		(9,482,661)
Net realized capital losses		(282,732,655)
Net unrealized capital appreciation		1,976,620,919

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$14,628,005,407		430,500,000		$33.98

19
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Statement of Operations

For the period September 1, 2017 through February 28, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $9,849,867)		$115,255,124
Securities on loan, net	+	617,664
Total investment income		115,872,788
Expenses
Investment adviser fees		3,876,846
Total expenses	–	3,876,846
Net investment income		111,995,942
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(30,453,794)
Net realized gains on futures contracts		3,139,978
Net realized gains on foreign currency transactions	+	488,153
Net realized losses		(26,825,663)
Net change in unrealized appreciation (depreciation) on investments		741,990,518
Net change in unrealized appreciation (depreciation) on futures contracts		(885,898)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	71,721
Net change in unrealized appreciation (depreciation)	+	741,176,341
Net realized and unrealized gains		714,350,678
Increase in net assets resulting from operations		$826,346,620
20
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/17-2/28/18		9/1/16-8/31/17
Net investment income		$111,995,942	$243,199,412
Net realized losses		(26,825,663)	(66,476,333)
Net change in unrealized appreciation (depreciation)	+	741,176,341	1,247,430,951
Increase in net assets resulting from operations		826,346,620	1,424,154,030
Distributions to Shareholders
Distributions from net investment income		($308,067,760)	($173,425,920)

Transactions in Fund Shares
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		79,400,000	$2,696,715,821	133,300,000	$3,993,688,008
Shares redeemed	+	—	—	—	—
Net transactions in fund shares		79,400,000	$2,696,715,821	133,300,000	$3,993,688,008
Shares Outstanding and Net Assets
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		351,100,000	$11,413,010,726	217,800,000	$6,168,594,608
Total increase	+	79,400,000	3,214,994,681	133,300,000	5,244,416,118
End of period		430,500,000	$14,628,005,407	351,100,000	$11,413,010,726
Distributions in excess of net investment income/ Net investment income not yet distributed			($9,482,661)		$186,589,157
21
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Financial Statements
Financial Highlights
	9/1/17– 2/28/18*	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13
Per-Share Data
Net asset value at beginning of period	$34.80	$29.96	$29.46	$33.32	$28.61	$24.94
Income (loss) from investment operations:
Net investment income (loss)	0.25 [1]	0.73 [1]	0.67 [1]	0.73 [1]	0.71	0.76
Net realized and unrealized gains (losses)	2.65	4.70	0.50	(3.84)	4.90	3.72
Total from investment operations	2.90	5.43	1.17	(3.11)	5.61	4.48
Less distributions:
Distributions from net investment income	(1.00)	(0.59)	(0.67)	(0.75)	(0.90)	(0.81)
Net asset value at end of period	$36.70	$34.80	$29.96	$29.46	$33.32	$28.61
Total return	8.41% [2]	18.52%	4.12%	(9.29%)	19.84%	18.23%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.12% [3]	0.14% [4]	0.17% [5]	0.18% [6]	0.19%	0.21% [7]
Net investment income (loss)	1.40% [3]	2.31%	2.34%	2.40%	2.21%	2.86%
Portfolio turnover rate[8]	8% [2]	12%	23%	23%	16%	20%
Net assets, end of period (x 1,000)	$1,919,444	$1,538,038	$787,951	$609,773	$403,229	$280,422

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Effective March 1, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
6
Effective March 4, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/15 is a blended ratio.
7
Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/13 is a blended ratio.
8
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
22
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.3% of net assets

Australia 5.7%
Other Securities		5.7	109,629,227

Austria 1.1%
BUWOG AG *	101,726	0.2	3,585,628
Other Securities		0.9	17,748,923
		1.1	21,334,551

Belgium 1.4%
Other Securities		1.4	27,249,037

Canada 14.6%
Algonquin Power & Utilities Corp.	371,525	0.2	3,679,441
Bombardier, Inc., B Shares *	1,790,418	0.3	5,672,999
CAE, Inc.	244,345	0.2	4,511,806
CCL Industries, Inc., Class B	125,758	0.3	6,268,516
Finning International, Inc.	153,116	0.2	4,084,368
First Quantum Minerals Ltd.	631,362	0.5	10,303,024
Gildan Activewear, Inc.	193,647	0.3	5,624,959
H&R Real Estate Investment Trust	248,188	0.2	3,869,978
Industrial Alliance Insurance & Financial Services, Inc.	96,118	0.2	4,079,961
Keyera Corp.	169,079	0.2	4,314,889
Kinross Gold Corp. *	1,122,699	0.2	4,039,211
Lundin Mining Corp.	570,351	0.2	3,716,729
Methanex Corp.	76,772	0.2	4,243,775
Onex Corp.	89,520	0.3	6,578,377
Open Text Corp.	228,758	0.4	8,042,727
PrairieSky Royalty Ltd.	193,154	0.2	4,291,641
West Fraser Timber Co., Ltd.	67,727	0.2	4,724,267
WSP Global, Inc.	91,867	0.2	4,245,089
Other Securities		10.1	188,790,568
		14.6	281,082,325

Denmark 1.7%
GN Store Nord A/S	126,501	0.2	4,382,611
Other Securities		1.5	28,007,946
		1.7	32,390,557

Finland 1.4%
Other Securities		1.4	27,675,220

Security	Number of Shares	% of Net Assets	Value ($)
France 3.1%
Elis S.A.	170,091	0.2	4,373,079
Euronext N.V.	64,026	0.2	4,474,519
Other Securities		2.7	50,915,151
		3.1	59,762,749

Germany 5.3%
Freenet AG	117,395	0.2	4,074,928
Rheinmetall AG	39,275	0.3	5,221,293
Other Securities		4.8	92,667,385
		5.3	101,963,606

Hong Kong 1.9%
Other Securities		1.9	36,640,091

Ireland 0.3%
Other Securities		0.3	5,324,108

Israel 0.5%
Other Securities		0.5	10,196,842

Italy 3.1%
Other Securities		3.1	58,947,472

Japan 20.6%
Tokai Carbon Co., Ltd.	195,928	0.2	3,420,776
Other Securities		20.4	392,195,108
		20.6	395,615,884

Netherlands 2.4%
Aalberts Industries N.V.	87,260	0.2	4,392,230
Galapagos N.V. *	37,135	0.2	3,921,357
Other Securities		2.0	37,163,908
		2.4	45,477,495

New Zealand 1.1%
a2 Milk Co., Ltd. *	655,243	0.3	6,261,088
Other Securities		0.8	13,905,531
		1.1	20,166,619

23
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Norway 1.9%
Storebrand A.S.A.	437,839	0.2	3,852,624
Subsea 7 S.A.	239,095	0.2	3,639,279
Other Securities		1.5	28,544,966
		1.9	36,036,869

Portugal 0.5%
Other Securities		0.5	10,243,592

Republic of Korea 5.7%
SillaJen, Inc. *	44,525	0.2	4,210,324
Other Securities		5.5	104,257,656
		5.7	108,467,980

Singapore 1.5%
Other Securities		1.5	28,723,611

Spain 1.9%
Other Securities		1.9	35,761,658

Sweden 4.5%
Castellum AB	241,958	0.2	3,824,078
Other Securities		4.3	82,389,984
		4.5	86,214,062

Switzerland 4.3%
Georg Fischer AG	3,854	0.3	5,644,078
VAT Group AG *	23,639	0.2	3,802,051
Other Securities		3.8	72,424,767
		4.3	81,870,896

United Kingdom 14.8%
B&M European Value Retail S.A.	714,083	0.2	4,062,522
BBA Aviation plc	933,619	0.2	4,435,465
Electrocomponents plc	420,090	0.2	3,638,471
Hiscox Ltd.	251,140	0.3	4,813,325
IG Group Holdings plc	325,349	0.2	3,624,363
Indivior plc *	652,552	0.2	3,426,544
Intermediate Capital Group plc	250,753	0.2	3,655,392
Ladbrokes Coral Group plc	1,678,873	0.2	3,806,431
Man Group plc	1,451,798	0.2	3,435,620
Metro Bank plc *(a)	75,037	0.2	4,085,964
Phoenix Group Holdings	364,276	0.2	3,942,566
Spectris plc	107,774	0.2	4,046,529
SSP Group plc	422,091	0.2	3,515,641
TP ICAP plc	499,039	0.2	3,696,544
UBM plc	365,806	0.2	4,647,120
Other Securities		11.7	226,089,373
		14.8	284,921,870
Total Common Stock
(Cost $1,589,694,861)			1,905,696,321
Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 0.3% of net assets

Germany 0.3%
Other Securities		0.3	6,095,555

Sweden 0.0%
Other Securities		0.0	666,073
Total Preferred Stock
(Cost $5,094,524)			6,761,628

Other Investment Companies 2.8% of net assets

United States 2.8%
Money Market Fund 0.2%
Other Securities		0.2	2,890,880
Securities Lending Collateral 2.6%
Wells Fargo Government Money Market Fund, Select Class 1.29% (c)		2.6	50,273,159
Total Other Investment Companies
(Cost $53,164,039)			53,164,039

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 03/16/18	55	5,600,375	(262,111)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $47,259,160.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

24
Schwab International Equity ETFs  |  Semiannual Report
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Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,694,941,734	$—	$—	$1,694,941,734
Australia	109,384,654	—	244,573 *	109,629,227
Hong Kong	36,479,694	—	160,397 *	36,640,091
Singapore	28,540,410	—	183,201 *	28,723,611
Spain	35,745,684	—	15,974 *	35,761,658
Preferred Stock[1]	6,761,628	—	—	6,761,628
Other Investment Companies[1]	53,164,039	—	—	53,164,039
Liabilities
Futures Contracts[2]	(262,111)	—	—	(262,111)
Total	$1,964,755,732	$—	$604,145	$1,965,359,877
*	Level 3 amount shown includes securities determined to have no value at February 28, 2018.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers between Level 1 and Level 3 for the period ended February 28, 2018. Transfers from Level 1 to Level 3 were the result of fair valued securities for which no quoted market price was available. Transfers from Level 3 to Level 1 were the result of securities no longer being fair valued due to the availability of quoted market prices. There were no transfers between Level 1 and Level 2 for the period ended February 28, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
25
Schwab International Equity ETFs  |  Semiannual Report
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Schwab International Small-Cap Equity ETF
Statement of Assets and Liabilities

As of February 28, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,597,680,265) including securities on loan of $47,259,160		$1,915,348,829
Collateral invested for securities on loan, at value (cost $50,273,159)		50,273,159
Deposit with broker for futures contracts		560,000
Foreign currency, at value (cost $966,698)		962,815
Receivables:
Dividends		2,134,021
Foreign tax reclaims		601,921
Income from securities on loan	+	108,587
Total assets		1,969,989,332
Liabilities
Collateral held for securities on loan		50,273,159
Payables:
Investment adviser fees		177,230
Variation margin on futures contracts		59,125
Foreign capital gains tax	+	35,673
Total liabilities		50,545,187
Net Assets
Total assets		1,969,989,332
Total liabilities	–	50,545,187
Net assets		$1,919,444,145
Net Assets by Source
Capital received from investors		1,668,503,874
Distributions in excess of net investment income		(20,756,360)
Net realized capital losses		(45,715,317)
Net unrealized capital appreciation		317,411,948

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,919,444,145		52,300,000		$36.70

26
Schwab International Equity ETFs  |  Semiannual Report
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Schwab International Small-Cap Equity ETF
Statement of Operations

For the period September 1, 2017 through February 28, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,258,663)		$12,438,039
Securities on loan, net	+	800,400
Total investment income		13,238,439
Expenses
Investment adviser fees		1,042,001
Total expenses	–	1,042,001
Net investment income		12,196,438
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(1,174,393)
Net realized gains on in-kind redemptions		21,037,401
Net realized gains on futures contracts		526,673
Net realized gains on foreign currency transactions	+	108,916
Net realized gains		20,498,597
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $10,063)		101,049,535
Net change in unrealized appreciation (depreciation) on futures contracts		(269,408)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	12,904
Net change in unrealized appreciation (depreciation)	+	100,793,031
Net realized and unrealized gains		121,291,628
Increase in net assets resulting from operations		$133,488,066
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Schwab International Equity ETFs  |  Semiannual Report
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Schwab International Small-Cap Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/17-2/28/18		9/1/16-8/31/17
Net investment income		$12,196,438	$25,367,734
Net realized gains (losses)		20,498,597	(6,365,212)
Net change in unrealized appreciation (depreciation)	+	100,793,031	186,035,602
Increase in net assets resulting from operations		133,488,066	205,038,124
Distributions to Shareholders
Distributions from net investment income		($47,913,600)	($18,024,160)

Transactions in Fund Shares
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,500,000	$345,560,511	18,700,000	$587,036,909
Shares redeemed	+	(1,400,000)	(49,728,738)	(800,000)	(23,964,433)
Net transactions in fund shares		8,100,000	$295,831,773	17,900,000	$563,072,476
Shares Outstanding and Net Assets
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		44,200,000	$1,538,037,906	26,300,000	$787,951,466
Total increase	+	8,100,000	381,406,239	17,900,000	750,086,440
End of period		52,300,000	$1,919,444,145	44,200,000	$1,538,037,906
Distributions in excess of net investment income/ Net investment income not yet distributed			($20,756,360)		$14,960,802
28
Schwab International Equity ETFs  |  Semiannual Report
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Schwab Emerging Markets Equity ETF
Financial Statements
Financial Highlights
	9/1/17– 2/28/18*	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13
Per-Share Data
Net asset value at beginning of period	$26.99	$22.56	$20.83	$27.34	$22.94	$23.65
Income (loss) from investment operations:
Net investment income (loss)	0.16 [1]	0.71 [1]	0.58 [1]	0.66 [1]	0.63	0.50
Net realized and unrealized gains (losses)	2.59	4.21	1.64	(6.49)	4.40	(0.65)
Total from investment operations	2.75	4.92	2.22	(5.83)	5.03	(0.15)
Less distributions:
Distributions from net investment income	(0.65)	(0.49)	(0.49)	(0.68)	(0.63)	(0.56)
Net asset value at end of period	$29.09	$26.99	$22.56	$20.83	$27.34	$22.94
Total return	10.35% [2]	22.40%	11.02%	(21.62%)	22.31%	(0.89%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.13% [3]	0.13% [4]	0.14%	0.14%	0.14%	0.15%
Net investment income (loss)	1.14% [3]	2.96%	2.85%	2.66%	2.89%	2.63%
Portfolio turnover rate[5]	8% [2]	7%	10%	8%	9%	15%
Net assets, end of period (x 1,000)	$5,367,772	$4,248,821	$2,009,874	$1,276,740	$1,273,840	$811,915

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
29
Schwab International Equity ETFs  |  Semiannual Report
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Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 97.3% of net assets

Brazil 6.9%
Ambev S.A. ADR	4,889,861	0.6	33,006,562
B3 SA - Brasil Bolsa Balcao	2,231,897	0.3	17,600,985
Itau Unibanco Holding S.A. ADR	3,432,630	1.0	53,446,049
Petroleo Brasileiro S.A. *	3,366,302	0.5	23,987,654
Vale S.A.	3,419,548	0.9	47,418,434
Other Securities		3.6	192,814,360
		6.9	368,274,044

Chile 1.4%
Other Securities		1.4	76,490,397

China 31.1%
Alibaba Group Holding Ltd. ADR *	598,937	2.1	111,486,133
Baidu, Inc. ADR *	150,485	0.7	37,973,385
Bank of China Ltd., H Shares	85,192,625	0.9	46,486,717
China Construction Bank Corp., H Shares	99,838,206	1.9	103,980,854
China Life Insurance Co., Ltd., H Shares	8,383,274	0.5	24,907,814
China Merchants Bank Co., Ltd., H Shares	4,248,674	0.3	17,944,191
China Mobile Ltd.	5,942,114	1.0	55,736,032
China Petroleum & Chemical Corp., H Shares	29,429,398	0.4	23,693,048
CNOOC Ltd.	18,202,465	0.5	26,517,590
Geely Automobile Holdings Ltd.	5,395,242	0.3	17,615,738
Industrial & Commercial Bank of China Ltd., H Shares	87,229,526	1.4	75,354,503
JD.com, Inc. ADR *	409,647	0.4	19,314,856
PetroChina Co., Ltd., H Shares	23,989,331	0.3	16,952,833
Ping An Insurance Group Co. of China Ltd., H Shares	5,592,885	1.1	59,643,241
Tencent Holdings Ltd.	5,989,629	6.2	330,813,854
Other Securities		13.1	699,784,776
		31.1	1,668,205,565

Colombia 0.4%
Other Securities		0.4	23,985,263

Czech Republic 0.2%
Other Securities		0.2	12,000,737

Security	Number of Shares	% of Net Assets	Value ($)
Egypt 0.1%
Other Securities		0.1	6,381,837

Greece 0.4%
Other Securities		0.4	21,951,915

Hungary 0.4%
Other Securities		0.4	22,403,549

India 11.0%
Housing Development Finance Corp., Ltd.	1,783,758	0.9	49,523,696
Infosys Ltd.	2,148,217	0.7	38,666,834
Maruti Suzuki India Ltd.	136,226	0.4	18,508,042
Reliance Industries Ltd.	3,461,286	1.0	50,716,205
Tata Consultancy Services Ltd.	534,436	0.5	24,898,440
Other Securities		7.5	408,137,340
		11.0	590,450,557

Indonesia 2.4%
PT Bank Central Asia Tbk	10,653,205	0.3	17,957,452
Other Securities		2.1	110,162,907
		2.4	128,120,359

Malaysia 3.2%
Malayan Banking Berhad	6,504,600	0.3	17,369,956
Public Bank Berhad	3,485,354	0.4	20,465,443
Tenaga Nasional Berhad	4,441,974	0.3	17,804,185
Other Securities		2.2	118,063,793
		3.2	173,703,377

Mexico 3.5%
America Movil S.A.B. de C.V., Series L	32,795,990	0.6	30,141,648
Fomento Economico Mexicano S.A.B. de C.V.	2,354,720	0.4	21,781,191
Other Securities		2.5	137,451,955
		3.5	189,374,794

Peru 0.4%
Other Securities		0.4	20,075,053

Philippines 1.5%
Other Securities		1.5	78,806,176

30
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Poland 1.5%
Other Securities		1.5	81,249,900

Qatar 0.6%
Other Securities		0.6	34,768,516

Russia 4.3%
Gazprom PAO ADR	6,124,667	0.6	30,647,834
LUKOIL PJSC	537,956	0.7	36,086,697
Sberbank of Russia PJSC	11,745,070	1.1	56,829,473
Tatneft PJSC	1,785,247	0.4	18,836,302
Other Securities		1.5	88,572,061
		4.3	230,972,367

South Africa 9.0%
FirstRand Ltd.	3,467,280	0.4	21,707,677
MTN Group Ltd.	1,997,079	0.4	21,740,943
Naspers Ltd., N Shares	474,714	2.5	131,550,524
Sasol Ltd.	625,329	0.4	22,078,226
Standard Bank Group Ltd.	1,436,622	0.5	26,509,426
Other Securities		4.8	256,735,324
		9.0	480,322,120

Taiwan 13.0%
Formosa Plastics Corp.	5,287,560	0.4	18,744,754
Hon Hai Precision Industry Co., Ltd.	16,712,365	0.9	50,431,038
Nan Ya Plastics Corp.	6,272,816	0.3	17,317,359
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,253,409	4.3	227,735,280
Other Securities		7.1	381,479,149
		13.0	695,707,580

Thailand 3.8%
PTT PCL NVDR	1,579,400	0.5	28,579,140
Other Securities		3.3	176,877,909
		3.8	205,457,049

Turkey 1.3%
Other Securities		1.3	67,544,422

United Arab Emirates 0.9%
Other Securities		0.9	48,625,593
Total Common Stock
(Cost $4,155,789,096)			5,224,871,170

Preferred Stock 2.5% of net assets

Brazil 2.2%
Banco Bradesco S.A.	3,326,558	0.7	39,698,547
Itausa - Investimentos Itau S.A.	4,388,700	0.3	17,723,661
Petroleo Brasileiro S.A. *	4,192,046	0.5	27,691,053
Other Securities		0.7	35,816,019
		2.2	120,929,280

Security	Number of Shares	% of Net Assets	Value ($)
Chile 0.0%
Other Securities		0.0	1,326,908

Colombia 0.1%
Other Securities		0.1	3,965,893

Russia 0.2%
Other Securities		0.2	9,659,456
Total Preferred Stock
(Cost $105,567,711)			135,881,537

Rights 0.0% of net assets

Brazil 0.0%
Other Securities		0.0	170,415
Total Rights
(Cost $—)			170,415

Other Investment Companies 0.8% of net assets

United States 0.8%
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30% (c)		0.3	17,483,599
Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 1.29% (c)		0.5	22,918,722
Total Other Investment Companies
(Cost $40,402,321)			40,402,321

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, e-mini, expires 03/16/18	195	11,534,250	(226,246)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $21,451,706.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

31
Schwab International Equity ETFs  |  Semiannual Report
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Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,966,215,048	$—	$—	$2,966,215,048
China	1,668,205,565	—	— *	1,668,205,565
India	589,900,186	—	550,371	590,450,557
Preferred Stock[1]	135,881,537	—	—	135,881,537
Rights [1]	170,415	—	—	170,415
Other Investment Companies[1]	40,402,321	—	—	40,402,321
Liabilities
Futures Contracts[2]	(226,246)	—	—	(226,246)
Total	$5,400,548,826	$—	$550,371	$5,401,099,197
*	Level 3 amount shown includes securities determined to have no value at February 28, 2018.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
32
Schwab International Equity ETFs  |  Semiannual Report
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Schwab Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of February 28, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $4,278,840,406) including securities on loan of $21,451,706		$5,378,406,721
Collateral invested for securities on loan, at value (cost $22,918,722)		22,918,722
Deposit with broker for futures contracts		702,000
Foreign currency, at value (cost $14,022,576)		14,004,025
Receivables:
Fund shares sold		13,555,925
Dividends		7,486,324
Income from securities on loan		51,775
Foreign tax reclaims	+	28,631
Total assets		5,437,154,123
Liabilities
Collateral held for securities on loan		22,918,722
Payables:
Investments bought		37,627,274
Investment adviser fees		521,248
Foreign capital gains tax		8,163,262
Variation margin on futures contracts	+	152,100
Total liabilities		69,382,606
Net Assets
Total assets		5,437,154,123
Total liabilities	–	69,382,606
Net assets		$5,367,771,517
Net Assets by Source
Capital received from investors		4,570,143,728
Distributions in excess of net investment income		(15,634,868)
Net realized capital losses		(277,933,952)
Net unrealized capital appreciation		1,091,196,609

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,367,771,517		184,500,000		$29.09

33
Schwab International Equity ETFs  |  Semiannual Report
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Schwab Emerging Markets Equity ETF
Statement of Operations

For the period September 1, 2017 through February 28, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $2,617,665)		$28,983,761
Securities on loan, net	+	253,568
Total investment income		29,237,329
Expenses
Investment adviser fees		2,986,271
Total expenses	–	2,986,271
Net investment income		26,251,058
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(36,144,975)
Net realized gains on futures contracts		1,255,255
Net realized losses on foreign currency transactions	+	(343,839)
Net realized losses		(35,233,559)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $2,720,567)		457,384,365
Net change in unrealized appreciation (depreciation) on futures contracts		(451,929)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(6,603)
Net change in unrealized appreciation (depreciation)	+	456,925,833
Net realized and unrealized gains		421,692,274
Increase in net assets resulting from operations		$447,943,332
34
Schwab International Equity ETFs  |  Semiannual Report
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Schwab Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/17-2/28/18		9/1/16-8/31/17
Net investment income		$26,251,058	$84,247,434
Net realized losses		(35,233,559)	(53,849,995)
Net change in unrealized appreciation (depreciation)	+	456,925,833	622,233,356
Increase in net assets resulting from operations		447,943,332	652,630,795
Distributions to Shareholders
Distributions from net investment income		($107,285,800)	($49,865,640)

Transactions in Fund Shares
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		27,100,000	$778,293,143	68,300,000	$1,636,181,893
Shares redeemed	+	—	—	—	—
Net transactions in fund shares		27,100,000	$778,293,143	68,300,000	$1,636,181,893
Shares Outstanding and Net Assets
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		157,400,000	$4,248,820,842	89,100,000	$2,009,873,794
Total increase	+	27,100,000	1,118,950,675	68,300,000	2,238,947,048
End of period		184,500,000	$5,367,771,517	157,400,000	$4,248,820,842
Distributions in excess of net investment income/ Net investment income not yet distributed			($15,634,868)		$65,399,874
35
Schwab International Equity ETFs  |  Semiannual Report
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Schwab International Equity ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab International Equity ETF	Schwab U.S. REIT ETF™
Schwab International Small-Cap Equity ETF	Schwab U.S. TIPS ETF™
Schwab Emerging Markets Equity ETF	Schwab Short-Term U.S. Treasury ETF™
Schwab U.S. Broad Market ETF™	Schwab Intermediate-Term U.S. Treasury ETF™
Schwab 1000 Index® ETF	Schwab U.S. Aggregate Bond ETF™
Schwab U.S. Large-Cap ETF™	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap Growth ETF™	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Large-Cap Value ETF™	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Mid-Cap ETF™	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Small-Cap ETF™	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Dividend Equity ETF™	Schwab Fundamental Emerging Markets Large Company Index ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 100,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2018 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of February 28, 2018, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 28, 2018, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
In 2015, the funds filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser.
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of February 28, 2018, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
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Financial Notes, unaudited (continued)

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are not actively managed. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary receipts (ADRs), Global Depositary receipts (GDRs), and European Depositary receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Each fund uses statistical sampling techniques, and as a result, a fund may not fully replicate its respective index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because each fund utilizes a sampling approach, it may not track the return of its respective index as well as it would if a fund purchased all of the securities in its index.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of the fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
0.06%	0.12%	0.13%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of February 28, 2018, as applicable:
	Underlying Funds
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Schwab VIT Balanced Portfolio	0.0%*	0.1%	0.1%
Schwab VIT Balanced with Growth Portfolio	0.2%	0.2%	0.2%
Schwab VIT Growth Portfolio	0.2%	0.4%	0.2%
Schwab Target 2010 Index Fund	0.0%*	-%	-%
Schwab Target 2015 Index Fund	0.0%*	-%	-%
Schwab Target 2020 Index Fund	0.1%	-%	0.0%*
Schwab Target 2025 Index Fund	0.1%	-%	0.0%*
Schwab Target 2030 Index Fund	0.1%	-%	0.1%
Schwab Target 2035 Index Fund	0.1%	-%	0.0%*
Schwab Target 2040 Index Fund	0.1%	-%	0.1%
Schwab Target 2045 Index Fund	0.1%	-%	0.0%*
Schwab Target 2050 Index Fund	0.1%	-%	0.0%*
Schwab Target 2055 Index Fund	0.0%*	-%	0.0%*
Schwab Target 2060 Index Fund	0.0%*	-%	0.0%*
*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2018, each fund’s total aggregate security transactions with other Schwab funds as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab International Equity ETF	$—	$—
Schwab International Small-Cap Equity ETF	—	—
Schwab Emerging Markets Equity ETF	39,813,722	(8,473,620)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. However, the investment adviser agreed to pay these professional fees for this reporting period, subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
As of February 28, 2018, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser was $98,284 for Schwab International Equity ETF and $2,090 for Schwab International Small-Cap Equity ETF, respectively. There was no balance of professional fees related to foreign withholding tax subject to future reimbursement by the investment adviser for Schwab Emerging Markets Equity ETF as of February 28, 2018.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Syndicated Credit Facility), which matured on October 5, 2017. On October 5, 2017, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $605 million. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility. Where applicable, CSIM paid the commitment fees and any interest expense charged on any borrowings by a fund, since these expenses are now included in the advisory fee.
On December 1, 2017, the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which terminates on November 30, 2018. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount of any fund borrowings. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense. Where applicable, CSIM paid any interest expense charged. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at February 28, 2018 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting
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Financial Notes, unaudited (continued)

8. Derivatives (continued):
policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 28, 2018, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab International Equity ETF	$55,304,789	550
Schwab International Small-Cap Equity ETF	6,169,494	61
Schwab Emerging Markets Equity ETF	10,147,218	179

9. Purchases and Sales of Investment Securities:
For the period ended February 28, 2018, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab International Equity ETF	$404,410,339	$414,883,862
Schwab International Small-Cap Equity ETF	138,506,921	145,404,094
Schwab Emerging Markets Equity ETF	780,763,013	357,714,873

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 28, 2018, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab International Equity ETF	$2,517,431,571	$—
Schwab International Small-Cap Equity ETF	316,954,432	49,031,473
Schwab Emerging Markets Equity ETF	277,908,949	—
For the period ended February 28, 2018, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 28, 2018 are disclosed in the funds’ Statements of Operations, if any.
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Financial Notes, unaudited (continued)

11. Federal Income Taxes
As of February 28, 2018, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Tax cost	$12,648,722,066	$1,649,210,208	$4,358,851,134
Gross unrealized appreciation	$2,264,062,059	$393,366,800	$1,175,200,108
Gross unrealized depreciation	(297,474,637)	(77,217,131)	(132,952,045)
Net unrealized appreciation (depreciation)	$1,966,587,422	$316,149,669	$1,042,248,063
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2017, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
August 31, 2019	$2,345,874	$215,545	$1,091,404
No expiration	246,455,961	65,120,340	197,198,937
Total	$248,801,835	$65,335,885	$198,290,341
As of August 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2017, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)  An index that is comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the U.S. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net)  An index comprised of small-cap companies in developed countries, excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)  An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large- and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

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MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

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Schwab ETFs™

Schwab ETFs are designed to be low-cost, diversified investments which follow broad market indices and provide exposure to specific segments of the market. These ETFs can serve as part of the foundation of a diversified portfolio. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. TIPS ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Aggregate Bond ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-877-824-5615
© 2018 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR54790-08
00207771

Semiannual Report  |  February 28, 2018
Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF™	SCHB
Schwab 1000 Index® ETF	SCHK
Schwab U.S. Large-Cap ETF™	SCHX
Schwab U.S. Large-Cap Growth ETF™	SCHG
Schwab U.S. Large-Cap Value ETF™	SCHV
Schwab U.S. Mid-Cap ETF™	SCHM
Schwab U.S. Small-Cap ETF™	SCHA
Schwab U.S. Dividend Equity ETF™	SCHD

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended February 28, 2018
Schwab U.S. Broad Market ETF (Ticker Symbol: SCHB)
Market Price Return[1]	10.43%
NAV Return[1]	10.45%
Dow Jones U.S. Broad Stock Market Index	10.46%
ETF Category: Morningstar Large Blend[2]	10.17%
Performance Details	pages 8-9

Schwab 1000 Index ETF (Ticker Symbol: SCHK)
Market Price Return[1]	6.97% *
NAV Return[1]	6.89% *
Schwab 1000 Index®	6.92% *
ETF Category: Morningstar Large Blend[2]	N/A
Performance Details	pages 10-11

Schwab U.S. Large-Cap ETF (Ticker Symbol: SCHX)
Market Price Return[1]	10.71%
NAV Return[1]	10.71%
Dow Jones U.S. Large-Cap Total Stock Market Index	10.73%
ETF Category: Morningstar Large Blend[2]	10.17%
Performance Details	pages 12-13

Schwab U.S. Large-Cap Growth ETF (Ticker Symbol: SCHG)
Market Price Return[1]	12.98%
NAV Return[1]	12.99%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	13.01%
ETF Category: Morningstar Large Growth[2]	13.06%
Performance Details	pages 14-15
Total Returns for the 6 Months Ended February 28, 2018
Schwab U.S. Large-Cap Value ETF (Ticker Symbol: SCHV)
Market Price Return[1]	8.68%
NAV Return[1]	8.66%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	8.68%
ETF Category: Morningstar Large Value[2]	8.78%
Performance Details	pages 16-17

Schwab U.S. Mid-Cap ETF (Ticker Symbol: SCHM)
Market Price Return[1]	9.01%
NAV Return[1]	9.13%
Dow Jones U.S. Mid-Cap Total Stock Market Index	9.16%
ETF Category: Morningstar Mid-Cap Blend[2]	8.24%
Performance Details	pages 18-19

Schwab U.S. Small-Cap ETF (Ticker Symbol: SCHA)
Market Price Return[1]	8.08%
NAV Return[1]	8.08%
Dow Jones U.S. Small-Cap Total Stock Market Index	8.09%
ETF Category: Morningstar Small Blend[2]	7.82%
Performance Details	pages 20-21

Schwab U.S. Dividend Equity ETF (Ticker Symbol: SCHD)
Market Price Return[1]	11.70%
NAV Return[1]	11.71%
Dow Jones U.S. Dividend 100TM Index	11.76%
ETF Category: Morningstar Large Value[2]	8.78%
Performance Details	pages 22-23
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Indices are products of S& P Dow Jones Indices LLC and/or its affiliates, and have been licensed for use by CSIM. The funds, based on their respective Dow Jones Indices, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such products.
*	Total returns shown are since the fund’s inception date of October 11, 2017.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Investors’ ability to follow the investing principle “ignore the noise” was put to the test in February. Amid inflation fears and concerns about higher interest rates, stocks slid for two weeks, with some U.S. and European indices dropping around 10%. While markets recovered much of the lost ground by February’s end, the episode interrupted a long period of steady gains. No one can predict what comes next, of course, but we may continue to see increased market volatility—especially compared to the unusually low volatility of recent years.
During times of higher volatility, it can be tempting to veer from your financial plan. But split-second decisions can prove costly over time. Instead, we believe that now may be an opportune time to check in on your portfolio and evaluate whether your investments are still positioned to help you achieve your financial goals. When it comes to ETFs, that can include not only knowing that your provider is transparent and dedicated to keeping costs low, but also that it is committed to the business for the long haul. The ETF industry has grown rapidly in recent years with many new offerings, and it’s likely that some will not survive. In 2017, for instance, fund providers introduced 275 ETFs but also broke the record for ETF closures in a single year with 136.1 While ETFs close for a variety of reasons, some of the most common causes are lack of issuer support and lack of investor demand. Whatever the cause, an ETF closure tends to be bad for investors, as it can lead to surprise taxes and gains or losses.
At Charles Schwab Investment Management, we work hard to help our investors build better portfolios, and that starts with providing funds that help form a solid foundation. We have a quarter-century of experience managing index investments and more than $170 billion under management in our index mutual funds and ETFs—all while offering some of the lowest expenses available in the industry today.
When we introduce a new ETF, we select the underlying index carefully and make a commitment to support the new fund. This past October, we launched the Schwab 1000 Index® ETF. The fund tracks the performance of the Schwab 1000 Index®, which Charles Schwab launched back in 1991 to track the long-term growth potential of the largest 1,000 publicly-traded U.S. companies. The new ETF gives investors this broad equity exposure at the same low five basis point expense ratio as the Schwab 1000 Index® mutual fund.
[1]	ETF.com, “Record ETF Closures, Healthy Launch Levels,” Heather Bell, December 29, 2017.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
From the President (continued)

“ This past October, we launched the Schwab 1000 Index® ETF. The fund tracks the performance of the Schwab 1000 Index®, which Charles Schwab launched back in 1991 to track the long-term growth potential of the largest 1,000 publicly-traded U.S. companies.”
We’re here to serve our investors over the long-term—with funds that can simplify your investment decisions and help you implement your financial plan. We appreciate that you have chosen Charles Schwab Investment Management, and we look forward to continuing to help you achieve your financial goals.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab U.S. Equity ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Management views may have changed since the report date.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
The Investment Environment

Over the six-month reporting period ended February 28, 2018, U.S. equity markets generated strong returns despite a global stock market pullback in early February. Strong global growth, expectations for policy changes in Washington, and solid corporate earnings drove gains through the first five months of the reporting period, while fears of an overheating economy and rising inflation were large contributors to February’s drop. Meanwhile, the Federal Reserve (Fed) continued taking steps toward more normalized monetary policy, beginning the process of shrinking the size of its balance sheet in October and raising short-term interest rates in December. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 10.84% for the reporting period, while the Dow Jones U.S. Mid-Cap Total Stock Market Index and the Russell 2000® Index returned 9.16% and 8.30%, respectively. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 7.12%, while the MSCI Emerging Markets Index (Net)* returned 10.58%.
U.S. stock markets rose over most of the reporting period, with several reaching record highs multiple times. A healthy U.S. economy, accompanied by solid and synchronized economic growth by the rest of the world’s economies, played a role in this performance, as did strong corporate earnings and optimism for potential tax cuts from the Trump administration. The U.S. labor market remained tight with low unemployment and a near 45-year low jobless rate, and hourly wage growth rose slightly. The passage of the Tax Cuts and Jobs Act in late 2017 propelled U.S. stock markets even further, as did robust year-over-year corporate earnings. However, markets abruptly switched directions in early February and volatility spiked. Equity indices in both the U.S. and abroad dropped sharply amid concerns that quickly rising inflation would result in central banks increasing short-term interest rates faster than expected. In the U.S., both the S&P 500® Index and the Dow Jones Industrial Average® (a price-weighted measure of 30 U.S. blue-chip companies) dropped more than 10% from their January record highs in the second week of February, and officially entered correction territory. Stocks rose and fell again during the remaining weeks of the reporting period, marking the return of heightened market volatility.
Asset Class Performance Comparison % returns during the 6 months ended February 28, 2018

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
The Investment Environment (continued)

The U.S. economy continued to improve over the six-month reporting period, as did many other economies around the globe. U.S. nonfarm payroll numbers measured near expectations most months and consumer sentiment remained at high levels, despite falling slightly in the second half of the reporting period. Gross domestic product (GDP) came in at 2.6% in the fourth quarter of 2017 and increased to 2.3% for all of 2017 (compared to 1.5% in 2016)1, and economic fundamentals, including corporate profits, were strong throughout the reporting period. Outside the U.S., a recovering labor market, strong exports, and continued accommodative monetary policies contributed to strengthening GDP numbers for the eurozone, with notable gains from Germany and France. Increasing exports and rising consumption resulted in eight straight quarters of growth for Japan by the end of the fourth quarter of 2017, the country’s longest stretch of growth in 28 years.
Over the six-month reporting period, the Fed continued to tighten U.S. monetary policy. After announcing plans earlier in 2017 to begin reducing the size of its approximately $4.5 trillion balance sheet, the Fed followed through with these plans in October by allowing securities to mature without reinvesting the proceeds. The Fed also continued the process of normalizing short-term interest rates over the reporting period. Signaling continued confidence in the global recovery, the Fed raised the federal funds rate by 0.25% in December to a range of 1.25% to 1.50%. This increase was generally anticipated, and as of the end of the reporting period, market expectations were for approximately three short-term interest rate hikes in 2018. The minutes from the Fed’s January meeting provided support for these expectations, indicating that “substantial underlying economic momentum,” combined with factors such as tax cuts and a positive global outlook, could sustain additional short-term interest rate increases this year.
From a sector perspective, Information Technology and Financials companies were the top performers, supported by strong corporate earnings and synchronized global growth. By comparison, the Utilities and Real Estate sectors underperformed for the reporting period, due in large part to the decreasing appeal of dividend-paying stocks in a rising interest rate environment.
[1]	U.S. Bureau of Economic Analysis.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Broad Market ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Broad Market ETF (11/3/09)
Market Price Return[2]	10.43%	16.19%	14.36%	14.61%
NAV Return[2]	10.45%	16.23%	14.34%	14.61%
Dow Jones U.S. Broad Stock Market Index	10.46%	16.25%	14.34%	14.64%
ETF Category: Morningstar Large Blend[3]	10.17%	15.44%	13.07%	N/A
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Broad Market ETF
Performance and Fund Facts as of February 28, 2018

Statistics1
Number of Holdings	2,094
Weighted Average Market Cap (millions)	$176,983
Price/Earnings Ratio (P/E)	21.7
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate[2,3]	2%
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab 1000 Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Returns1
Fund and Inception Date	Since Inception*
Fund: Schwab 1000 Index ETF (10/11/17)
Market Price Return[2]	6.97%
NAV Return[2]	6.89%
Schwab 1000 Index®	6.92%
Russell 1000® Index	6.92%
ETF Category: Morningstar Large Blend[3]	N/A
Fund Expense Ratio[4]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*	Inception (10/11/17) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab 1000 Index ETF
Performance and Fund Facts as of February 28, 2018

Statistics1
Number of Holdings	1,001
Weighted Average Market Cap (millions)	$188,538
Price/Earnings Ratio (P/E)	22.0
Price/Book Ratio (P/B)	3.1
Portfolio Turnover Rate[2,3]	3%
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap ETF (11/3/09)
Market Price Return[2]	10.71%	17.01%	14.55%	14.52%
NAV Return[2]	10.71%	16.95%	14.54%	14.52%
Dow Jones U.S. Large-Cap Total Stock Market Index	10.73%	17.00%	14.59%	14.60%
ETF Category: Morningstar Large Blend[3]	10.17%	15.44%	13.07%	N/A
Fund Expense Ratio[4]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap ETF
Performance and Fund Facts as of February 28, 2018

Statistics1
Number of Holdings	760
Weighted Average Market Cap (millions)	$196,488
Price/Earnings Ratio (P/E)	21.9
Price/Book Ratio (P/B)	3.2
Portfolio Turnover Rate[2,3]	2%
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Growth ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap Growth ETF (12/11/09)
Market Price Return[2]	12.98%	23.63%	16.71%	15.12%
NAV Return[2]	12.99%	23.63%	16.68%	15.12%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	13.01%	23.69%	16.76%	15.23%
ETF Category: Morningstar Large Growth[3]	13.06%	24.56%	15.10%	N/A
Fund Expense Ratio[4]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S& P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (12/11/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Growth ETF
Performance and Fund Facts as of February 28, 2018

Statistics1
Number of Holdings	405
Weighted Average Market Cap (millions)	$235,179
Price/Earnings Ratio (P/E)	25.4
Price/Book Ratio (P/B)	4.4
Portfolio Turnover Rate[2,3]	4%
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	Amount is less than 0.05%.
[6]	This list is not a recommendation of any security by the investment adviser.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Value ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap Value ETF (12/11/09)
Market Price Return[2]	8.68%	11.11%	12.47%	12.66%
NAV Return[2]	8.66%	11.03%	12.45%	12.65%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	8.68%	11.07%	12.54%	12.79%
ETF Category: Morningstar Large Value[3]	8.78%	10.57%	11.66%	N/A
Fund Expense Ratio[4]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S& P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (12/11/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Large-Cap Value ETF
Performance and Fund Facts as of February 28, 2018

Statistics1
Number of Holdings	357
Weighted Average Market Cap (millions)	$159,668
Price/Earnings Ratio (P/E)	19.3
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate[2,3]	7%
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Mid-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Mid-Cap ETF (1/13/11)
Market Price Return[2]	9.01%	12.72%	13.37%	12.54%
NAV Return[2]	9.13%	12.85%	13.39%	12.56%
Dow Jones U.S. Mid-Cap Total Stock Market Index	9.16%	12.91%	13.42%	12.61%
ETF Category: Morningstar Mid-Cap Blend[3]	8.24%	10.16%	11.42%	N/A
Fund Expense Ratio[4]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (1/13/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Mid-Cap ETF
Performance and Fund Facts as of February 28, 2018

Statistics1
Number of Holdings	499
Weighted Average Market Cap (millions)	$8,029
Price/Earnings Ratio (P/E)	21.9
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate[2,3]	12%
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Small-Cap ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Small-Cap ETF (11/3/09)
Market Price Return[2]	8.08%	9.99%	12.42%	14.94%
NAV Return[2]	8.08%	10.03%	12.41%	14.94%
Dow Jones U.S. Small-Cap Total Stock Market Index	8.09%	10.01%	12.37%	14.97%
ETF Category: Morningstar Small Blend[3]	7.82%	8.55%	11.00%	N/A
Fund Expense Ratio[4]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Small-Cap ETF
Performance and Fund Facts as of February 28, 2018

Statistics1
Number of Holdings	1,723
Weighted Average Market Cap (millions)	$3,296
Price/Earnings Ratio (P/E)	19.1
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[2,3]	7%
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Dividend Equity ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Dividend Equity ETF (10/20/11)
Market Price Return[2]	11.70%	15.85%	13.77%	14.89%
NAV Return[2]	11.71%	15.86%	13.74%	14.89%
Dow Jones U.S. Dividend 100TM Index	11.76%	15.96%	13.86%	15.03%
ETF Category: Morningstar Large Value[3]	8.78%	10.57%	11.66%	N/A
Fund Expense Ratio[4]: 0.07%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100TM Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (10/20/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Dividend Equity ETF
Performance and Fund Facts as of February 28, 2018

Statistics1
Number of Holdings	98
Weighted Average Market Cap (millions)	$182,481
Price/Earnings Ratio (P/E)	21.2
Price/Book Ratio (P/B)	4.6
Portfolio Turnover Rate[2,3]	4%
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Equity ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2017 and held through February 28, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/17	Ending Account Value (Net of Expenses) at 2/28/18	Expenses Paid During Period 9/1/17-2/28/18[2]
Schwab U.S. Broad Market ETF
Actual Return	0.03%	$1,000.00	$1,104.50	$0.16
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab 1000 Index ETF[3,4]
Actual Return	0.05%	$1,000.00	$1,068.90	$0.20
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab U.S. Large-Cap ETF
Actual Return	0.03%	$1,000.00	$1,107.10	$0.16
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab U.S. Large-Cap Growth ETF
Actual Return	0.04%	$1,000.00	$1,129.90	$0.21
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab U.S. Large-Cap Value ETF
Actual Return	0.04%	$1,000.00	$1,086.60	$0.21
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab U.S. Mid-Cap ETF
Actual Return	0.05%	$1,000.00	$1,091.30	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab U.S. Small-Cap ETF
Actual Return	0.05%	$1,000.00	$1,080.80	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab U.S. Dividend Equity ETF
Actual Return	0.07%	$1,000.00	$1,117.10	$0.37
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.45	$0.35

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by 365 days of the fiscal year.
[3]	The expense ratio provided for the fund is for the period from 10/11/17 (commencement of operations) through 2/28/18.
[4]	Actual expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 141 days of the period from commencement of operations on 10/11/17 through 2/28/18, and divided by 365 days of the fiscal year. Hypothetical expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by 365 days of the fiscal year.
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Schwab U.S. Equity ETFs  |  Semiannual Report

Schwab U.S. Broad Market ETF
Financial Statements
Financial Highlights
	9/1/17– 2/28/18*	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13
Per-Share Data
Net asset value at beginning of period	$59.72	$52.42	$48.02	$48.75	$39.79	$33.84
Income (loss) from investment operations:
Net investment income (loss)[1]	0.57	1.12	1.03	0.99	0.85	0.80
Net realized and unrealized gains (losses)	5.65	7.20	4.34	(0.79)	8.93	5.92
Total from investment operations	6.22	8.32	5.37	0.20	9.78	6.72
Less distributions:
Distributions from net investment income	(0.57)	(1.02)	(0.97)	(0.93)	(0.82)	(0.77)
Net asset value at end of period	$65.37	$59.72	$52.42	$48.02	$48.75	$39.79
Total return	10.45% [2]	16.03%	11.35%	0.33%	24.77%	20.12%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03% [3]	0.03%	0.03% [4]	0.04%	0.04%	0.04%
Net investment income (loss)	1.81% [3]	1.99%	2.09%	1.98%	1.90%	2.15%
Portfolio turnover rate[5]	2% [2]	4%	5%	3%	4%	4%
Net assets, end of period (x 1,000)	$11,717,627	$10,215,289	$6,858,980	$4,919,185	$3,654,037	$2,182,671

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
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Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	109,747,152

Banks 7.0%
Bank of America Corp.	4,060,313	1.1	130,336,047
Citigroup, Inc.	1,105,062	0.7	83,421,130
JPMorgan Chase & Co.	1,453,083	1.5	167,831,086
Wells Fargo & Co.	1,854,318	1.0	108,310,714
Other Securities		2.7	331,960,367
		7.0	821,859,344

Capital Goods 7.8%
3M Co.	249,501	0.5	58,759,981
General Electric Co.	3,616,283	0.5	51,025,753
Honeywell International, Inc.	317,042	0.4	47,908,217
The Boeing Co.	233,967	0.7	84,745,187
Other Securities		5.7	673,189,974
		7.8	915,629,112

Commercial & Professional Services 1.0%
Other Securities		1.0	113,157,734

Consumer Durables & Apparel 1.4%
Other Securities		1.4	157,921,168

Consumer Services 2.2%
McDonald's Corp.	335,999	0.5	53,000,482
Other Securities		1.7	201,703,645
		2.2	254,704,127

Diversified Financials 5.5%
Berkshire Hathaway, Inc., Class B *	805,792	1.4	166,960,102
The Charles Schwab Corp. (b)	492,368	0.2	26,105,351
Other Securities		3.9	453,583,539
		5.5	646,648,992

Energy 5.3%
Chevron Corp.	793,800	0.8	88,842,096
Exxon Mobil Corp.	1,773,731	1.2	134,342,386
Other Securities		3.3	391,142,241
		5.3	614,326,723

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.5%
Walmart, Inc.	615,783	0.5	55,426,628
Other Securities		1.0	121,306,849
		1.5	176,733,477

Food, Beverage & Tobacco 3.9%
Altria Group, Inc.	801,010	0.4	50,423,579
PepsiCo, Inc.	593,521	0.6	65,127,059
Philip Morris International, Inc.	648,485	0.6	67,150,622
The Coca-Cola Co.	1,601,746	0.6	69,227,462
Other Securities		1.7	199,075,819
		3.9	451,004,541

Health Care Equipment & Services 5.5%
Abbott Laboratories	732,378	0.4	44,184,365
Medtronic plc	572,934	0.4	45,771,697
UnitedHealth Group, Inc.	404,588	0.8	91,501,622
Other Securities		3.9	463,475,502
		5.5	644,933,186

Household & Personal Products 1.4%
The Procter & Gamble Co.	1,062,730	0.7	83,445,560
Other Securities		0.7	82,834,839
		1.4	166,280,399

Insurance 2.8%
Other Securities		2.8	322,605,261

Materials 3.3%
DowDuPont, Inc.	977,148	0.6	68,693,504
Other Securities		2.7	321,159,755
		3.3	389,853,259

Media 2.7%
Comcast Corp., Class A	1,949,576	0.6	70,594,147
The Walt Disney Co.	636,521	0.6	65,663,506
Other Securities		1.5	177,495,279
		2.7	313,752,932

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	666,102	0.7	77,154,595
Amgen, Inc.	304,542	0.5	55,965,683
Bristol-Myers Squibb Co.	687,331	0.4	45,501,312
Johnson & Johnson	1,128,740	1.3	146,600,751

26
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Merck & Co., Inc.	1,143,793	0.5	62,016,456
Pfizer, Inc.	2,496,901	0.8	90,662,475
Other Securities		3.6	440,121,417
		7.8	918,022,689

Real Estate 3.4%
Other Securities		3.4	403,356,642

Retailing 5.8%
Amazon.com, Inc. *	167,553	2.2	253,415,535
Netflix, Inc. *	180,789	0.5	52,678,299
The Home Depot, Inc.	490,272	0.8	89,361,877
Other Securities		2.3	286,432,324
		5.8	681,888,035

Semiconductors & Semiconductor Equipment 3.9%
Intel Corp.	1,963,313	0.8	96,771,698
NVIDIA Corp.	252,682	0.5	61,149,044
Texas Instruments, Inc.	417,249	0.4	45,208,929
Other Securities		2.2	256,566,231
		3.9	459,695,902

Software & Services 14.4%
Adobe Systems, Inc. *	205,862	0.4	43,051,920
Alphabet, Inc., Class A *	124,596	1.2	137,544,016
Alphabet, Inc., Class C *	126,388	1.2	139,624,615
Facebook, Inc., Class A *	998,882	1.5	178,120,638
International Business Machines Corp.	359,197	0.5	55,973,668
MasterCard, Inc., Class A	390,208	0.6	68,582,958
Microsoft Corp.	3,233,745	2.6	303,228,269
Oracle Corp.	1,281,464	0.6	64,931,781
Visa, Inc., Class A	761,579	0.8	93,628,522
Other Securities		5.0	602,324,796
		14.4	1,687,011,183

Technology Hardware & Equipment 5.9%
Apple, Inc.	2,152,784	3.3	383,453,886
Cisco Systems, Inc.	2,069,527	0.8	92,673,419
Other Securities		1.8	210,327,387
		5.9	686,454,692

Telecommunication Services 1.7%
AT&T, Inc.	2,576,001	0.8	93,508,836
Verizon Communications, Inc.	1,718,244	0.7	82,028,991
Other Securities		0.2	26,088,825
		1.7	201,626,652

Transportation 2.0%
Union Pacific Corp.	331,513	0.4	43,179,568
Other Securities		1.6	194,933,971
		2.0	238,113,539

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 2.7%
Other Securities		2.7	317,271,400
Total Common Stock
(Cost $8,724,796,758)			11,692,598,141

Rights 0.0% of net assets

Media 0.0%
Other Securities		0.0	3,497

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	39,530
Total Rights
(Cost $39,530)			43,027

Other Investment Companies 0.3% of net assets

Money Market Fund 0.0%
Other Securities		0.0	4,127,175

Securities Lending Collateral 0.3%
Other Securities		0.3	30,833,799
Total Other Investment Companies
(Cost $34,960,974)			34,960,974

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/16/18	180	24,429,600	140,308
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $29,282,532.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the fund's Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

27
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 28, 2018:
	Balance of Shares Held at 8/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 2/28/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	480,215	36,816	(24,663)	492,368	$5,936,091	$437,083	$87,297

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$11,692,598,141	$—	$—	$11,692,598,141
Rights [1]
Media	—	—	3,497	3,497
Pharmaceuticals, Biotechnology & Life Sciences	—	—	39,530	39,530
Other Investment Companies[1]	34,960,974	—	—	34,960,974
Futures Contracts[2]	140,308	—	—	140,308
Total	$11,727,699,423	$—	$43,027	$11,727,742,450
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
28
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Assets and Liabilities

As of February 28, 2018; unaudited
Assets
Investments in affiliated issuers, at value (cost $15,120,035)		$26,105,351
Investments in unaffiliated issuers, at value (cost $8,713,843,428) including securities on loan of $29,282,532		11,670,662,992
Collateral invested for securities on loan, at value (cost $30,833,799)		30,833,799
Cash		284,673
Deposit with broker for futures contracts		1,777,500
Receivables:
Investments sold		9,745,466
Dividends		19,685,562
Income from securities on loan	+	98,100
Total assets		11,759,193,443
Liabilities
Collateral held for securities on loan		30,833,799
Payables:
Investments bought		284,673
Investment adviser fees		267,208
Fund shares redeemed		9,914,682
Variation margin on futures contracts	+	266,339
Total liabilities		41,566,701
Net Assets
Total assets		11,759,193,443
Total liabilities	–	41,566,701
Net assets		$11,717,626,742
Net Assets by Source
Capital received from investors		8,663,619,286
Net investment income not yet distributed		37,101,650
Net realized capital gains		48,960,618
Net unrealized capital appreciation		2,967,945,188

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$11,717,626,742		179,250,000		$65.37

29
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Operations

For the period September 1, 2017 through February 28, 2018; unaudited
Investment Income
Dividends received from affiliated issuer		$87,297
Dividends received from unaffiliated issuers (net of foreign withholding tax of $4,820)		94,609,240
Income from non-cash dividends		5,874,732
Securities on loan, net	+	760,337
Total investment income		101,331,606
Expenses
Investment adviser fees		1,651,191
Total expenses	–	1,651,191
Net investment income		99,680,415
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		88,150
Net realized losses on unaffiliated investments		(21,200,623)
Net realized gains on in-kind redemptions on affiliated issuer		348,933
Net realized gains on in-kind redemptions on unaffiliated investments		125,484,211
Net realized gains on futures contracts	+	3,735,554
Net realized gains		108,456,225
Net change in unrealized appreciation (depreciation) on affiliated issuer		5,936,091
Net change in unrealized appreciation (depreciation) on unaffiliated investments		864,862,794
Net change in unrealized appreciation (depreciation) on futures contracts	+	(77,968)
Net change in unrealized appreciation (depreciation)	+	870,720,917
Net realized and unrealized gains		979,177,142
Increase in net assets resulting from operations		$1,078,857,557
30
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/17-2/28/18		9/1/16-8/31/17
Net investment income		$99,680,415	$164,126,586
Net realized gains		108,456,225	43,535,124
Net change in unrealized appreciation (depreciation)	+	870,720,917	1,013,429,396
Increase in net assets resulting from operations		1,078,857,557	1,221,091,106
Distributions to Shareholders
Distributions from net investment income		($98,369,900)	($148,352,855)

Transactions in Fund Shares
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,200,000	$782,483,132	42,450,000	$2,407,830,577
Shares redeemed	+	(4,000,000)	(260,633,341)	(2,250,000)	(124,259,166)
Net transactions in fund shares		8,200,000	$521,849,791	40,200,000	$2,283,571,411
Shares Outstanding and Net Assets
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		171,050,000	$10,215,289,294	130,850,000	$6,858,979,632
Total increase	+	8,200,000	1,502,337,448	40,200,000	3,356,309,662
End of period		179,250,000	$11,717,626,742	171,050,000	$10,215,289,294
Net investment income not yet distributed			$37,101,650		$35,791,135
31
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Financial Statements
Financial Highlights
10/11/17 [1]– 2/28/18*
Per-Share Data
Net asset value at beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.21
Net realized and unrealized gains (losses)	1.51
Total from investment operations	1.72
Less distributions:
Distributions from net investment income	(0.08)
Net asset value at end of period	$26.64
Total return	6.89% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4]
Net investment income (loss)	1.94% [4]
Portfolio turnover rate	3% [3]
Net assets, end of period (x 1,000)	$343,647

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
32
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	3,180,341

Banks 6.8%
Bank of America Corp.	127,252	1.2	4,084,789
Citigroup, Inc.	34,663	0.8	2,616,710
JPMorgan Chase & Co.	45,503	1.6	5,255,596
Wells Fargo & Co.	58,126	1.0	3,395,140
Other Securities		2.2	8,192,122
		6.8	23,544,357

Capital Goods 7.7%
3M Co.	7,797	0.5	1,836,271
General Electric Co.	111,987	0.5	1,580,137
Honeywell International, Inc.	9,936	0.5	1,501,429
The Boeing Co.	7,312	0.8	2,648,480
Other Securities		5.4	18,831,490
		7.7	26,397,807

Commercial & Professional Services 0.8%
Other Securities		0.8	2,647,122

Consumer Durables & Apparel 1.2%
Other Securities		1.2	4,133,493

Consumer Services 2.1%
McDonald's Corp.	10,430	0.5	1,645,228
Other Securities		1.6	5,548,243
		2.1	7,193,471

Diversified Financials 5.6%
Berkshire Hathaway, Inc., Class B *	25,128	1.5	5,206,522
The Charles Schwab Corp. (a)	15,403	0.2	816,667
Other Securities		3.9	13,400,632
		5.6	19,423,821

Energy 5.3%
Chevron Corp.	24,892	0.8	2,785,913
Exxon Mobil Corp.	55,575	1.2	4,209,251
Other Securities		3.3	11,116,428
		5.3	18,111,592

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.5%
Walmart, Inc.	19,175	0.5	1,725,942
Other Securities		1.0	3,584,877
		1.5	5,310,819

Food, Beverage & Tobacco 4.0%
Altria Group, Inc.	24,959	0.5	1,571,169
PepsiCo, Inc.	18,631	0.6	2,044,380
Philip Morris International, Inc.	20,312	0.6	2,103,308
The Coca-Cola Co.	50,234	0.6	2,171,113
Other Securities		1.7	5,759,370
		4.0	13,649,340

Health Care Equipment & Services 5.5%
Abbott Laboratories	22,962	0.4	1,385,297
Medtronic plc	17,717	0.4	1,415,411
UnitedHealth Group, Inc.	12,691	0.8	2,870,197
Other Securities		3.9	13,184,595
		5.5	18,855,500

Household & Personal Products 1.5%
The Procter & Gamble Co.	33,350	0.8	2,618,642
Other Securities		0.7	2,453,417
		1.5	5,072,059

Insurance 2.7%
Other Securities		2.7	9,411,722

Materials 3.2%
DowDuPont, Inc.	30,382	0.6	2,135,855
Other Securities		2.6	8,803,655
		3.2	10,939,510

Media 2.7%
Comcast Corp., Class A	61,163	0.7	2,214,712
The Walt Disney Co.	19,759	0.6	2,038,339
Other Securities		1.4	4,967,187
		2.7	9,220,238

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	20,905	0.7	2,421,426
Amgen, Inc.	9,478	0.5	1,741,772
Bristol-Myers Squibb Co.	21,531	0.4	1,425,352
Gilead Sciences, Inc.	17,117	0.4	1,347,621

33
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Johnson & Johnson	35,205	1.3	4,572,425
Merck & Co., Inc.	35,878	0.6	1,945,305
Pfizer, Inc.	78,123	0.8	2,836,646
Other Securities		3.1	10,474,915
		7.8	26,765,462

Real Estate 3.2%
Other Securities		3.2	10,941,390

Retailing 5.9%
Amazon.com, Inc. *	5,227	2.3	7,905,576
Netflix, Inc. *	5,676	0.5	1,653,873
The Home Depot, Inc.	15,298	0.8	2,788,366
Other Securities		2.3	7,941,120
		5.9	20,288,935

Semiconductors & Semiconductor Equipment 4.0%
Intel Corp.	61,320	0.9	3,022,463
NVIDIA Corp.	7,907	0.6	1,913,494
Texas Instruments, Inc.	13,081	0.4	1,417,326
Other Securities		2.1	7,521,536
		4.0	13,874,819

Software & Services 14.9%
Adobe Systems, Inc. *	6,481	0.4	1,355,372
Alphabet, Inc., Class A *	3,905	1.3	4,310,808
Alphabet, Inc., Class C *	3,948	1.3	4,361,474
Facebook, Inc., Class A *	31,272	1.6	5,576,423
International Business Machines Corp.	11,153	0.5	1,737,972
MasterCard, Inc., Class A	12,265	0.6	2,155,696
Microsoft Corp.	101,151	2.8	9,484,929
Oracle Corp.	39,496	0.6	2,001,262
Visa, Inc., Class A	23,770	0.9	2,922,284
Other Securities		4.9	17,182,368
		14.9	51,088,588

Technology Hardware & Equipment 5.9%
Apple, Inc.	67,288	3.5	11,985,339
Cisco Systems, Inc.	64,768	0.9	2,900,311
Other Securities		1.5	5,502,418
		5.9	20,388,068

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 1.8%
AT&T, Inc.	80,500	0.9	2,922,150
Verizon Communications, Inc.	53,446	0.7	2,551,512
Other Securities		0.2	592,134
		1.8	6,065,796

Transportation 2.1%
Other Securities		2.1	7,061,273

Utilities 2.7%
Other Securities		2.7	9,377,114
Total Common Stock
(Cost $335,058,050)			342,942,637

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
Other Securities		0.0	82,968

Money Market Fund 0.1%
Other Securities		0.1	159,810
Total Other Investment Companies
(Cost $242,782)			242,778

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/16/18	4	542,880	(1,303)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 28, 2018:
	Balance of Shares Held at 10/11/17 (a)	Gross Purchases	Gross Sales	Balance of Shares Held at 2/28/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	—	15,621	(218)	15,403	$66,602	($444)	$1,707
(a)	Commencement of operations.

34
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$342,942,637	$—	$—	$342,942,637
Other Investment Companies[1]	242,778	—	—	242,778
Liabilities
Futures Contracts[2]	(1,303)	—	—	(1,303)
Total	$343,184,112	$—	$—	$343,184,112
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
35
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Statement of Assets and Liabilities

As of February 28, 2018; unaudited
Assets
Investments in affiliated issuers, at value (cost $750,065)		$816,667
Investments in unaffiliated issuers, at value (cost $334,550,767)		342,368,748
Deposit with broker for futures contracts		40,600
Receivables:
Dividends	+	521,553
Total assets		343,747,568
Liabilities
Payables:
Investments bought		82,971
Investment adviser fees		11,163
Variation margin on futures contracts	+	6,620
Total liabilities		100,754
Net Assets
Total assets		343,747,568
Total liabilities	–	100,754
Net assets		$343,646,814
Net Assets by Source
Capital received from investors		335,375,745
Net investment income not yet distributed		803,736
Net realized capital losses		(415,947)
Net unrealized capital appreciation		7,883,280

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$343,646,814		12,900,000		$26.64

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Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Statement of Operations

For the period October 11, 2017* through February 28, 2018; unaudited
Investment Income
Dividends received from affiliated issuer		$1,707
Dividends received from unaffiliated issuers (net of foreign withholding tax of $59)	+	1,434,400
Total investment income		1,436,107
Expenses
Investment adviser fees		36,016
Total expenses	–	36,016
Net investment income		1,400,091
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(542)
Net realized losses on unaffiliated investments		(475,605)
Net realized gains on in-kind redemptions on affiliated issuer		98
Net realized gains on in-kind redemptions on unaffiliated investments		33,928
Net realized gains on futures contracts	+	26,174
Net realized losses		(415,947)
Net change in unrealized appreciation (depreciation) on affiliated issuer		66,602
Net change in unrealized appreciation (depreciation) on unaffiliated investments		7,817,981
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,303)
Net change in unrealized appreciation (depreciation)	+	7,883,280
Net realized and unrealized gains		7,467,333
Increase in net assets resulting from operations		$8,867,424
*	Commencement of operations.
37
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Statement of Changes in Net Assets

For the current period only. Because the fund commenced operations on October 11, 2017, it has no prior report period.
Figures for the current period are unaudited
Operations
	10/11/17*-2/28/18
Net investment income		$1,400,091
Net realized losses		(415,947)
Net change in unrealized appreciation (depreciation)	+	7,883,280
Increase in net assets resulting from operations		8,867,424
Distributions to Shareholders
Distributions from net investment income		($596,355)

Transactions in Fund Shares
		10/11/17*-2/28/18
		SHARES	VALUE
Shares sold		12,950,001	$336,640,694
Shares redeemed	+	(50,001)	(1,264,949)
Net transactions in fund shares		12,900,000	$335,375,745
Shares Outstanding and Net Assets
		10/11/17*-2/28/18
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	12,900,000	343,646,814
End of period		12,900,000	$343,646,814
Net investment income not yet distributed			$803,736
*	Commencement of operations.
38
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Financial Statements
Financial Highlights
	9/1/17– 2/28/18*	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13
Per-Share Data
Net asset value at beginning of period	$59.10	$51.75	$47.30	$47.99	$39.06	$33.49
Income (loss) from investment operations:
Net investment income (loss)	0.57 [1]	1.15 [1]	1.03 [1]	1.01 [1]	0.83	0.77
Net realized and unrealized gains (losses)	5.73	7.24	4.41	(0.77)	8.92	5.56
Total from investment operations	6.30	8.39	5.44	0.24	9.75	6.33
Less distributions:
Distributions from net investment income	(0.58)	(1.04)	(0.99)	(0.93)	(0.82)	(0.76)
Net asset value at end of period	$64.82	$59.10	$51.75	$47.30	$47.99	$39.06
Total return	10.71% [2]	16.39%	11.66%	0.43%	25.16%	19.17%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03% [3]	0.03%	0.03% [4]	0.04%	0.04%	0.04%
Net investment income (loss)	1.83% [3]	2.07%	2.13%	2.04%	1.95%	2.18%
Portfolio turnover rate[5]	2% [2]	4%	4%	4%	5%	5%
Net assets, end of period (x 1,000)	$12,024,659	$9,824,643	$6,218,346	$4,329,918	$3,191,644	$1,781,282

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective November 12, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
39
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	104,299,455

Banks 6.5%
Bank of America Corp.	4,628,070	1.2	148,561,047
Citigroup, Inc.	1,264,783	0.8	95,478,469
JPMorgan Chase & Co.	1,655,336	1.6	191,191,308
Wells Fargo & Co.	2,117,535	1.0	123,685,219
Other Securities		1.9	227,595,567
		6.5	786,511,610

Capital Goods 7.6%
3M Co.	284,629	0.6	67,032,976
General Electric Co.	4,144,292	0.5	58,475,960
Honeywell International, Inc.	364,845	0.5	55,131,728
The Boeing Co.	267,779	0.8	96,992,232
Other Securities		5.2	632,310,375
		7.6	909,943,271

Commercial & Professional Services 0.8%
Other Securities		0.8	90,453,891

Consumer Durables & Apparel 1.2%
Other Securities		1.2	147,862,105

Consumer Services 2.0%
McDonald's Corp.	381,621	0.5	60,196,897
Other Securities		1.5	176,548,980
		2.0	236,745,877

Diversified Financials 5.7%
Berkshire Hathaway, Inc., Class B *	923,049	1.6	191,255,753
The Charles Schwab Corp. (b)	558,101	0.2	29,590,515
Other Securities		3.9	463,476,733
		5.7	684,323,001

Energy 5.3%
Chevron Corp.	907,117	0.8	101,524,535
Exxon Mobil Corp.	2,023,678	1.3	153,273,372
Other Securities		3.2	388,488,516
		5.3	643,286,423

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.6%
Walmart, Inc.	701,640	0.5	63,154,616
Other Securities		1.1	130,569,032
		1.6	193,723,648

Food, Beverage & Tobacco 4.1%
Altria Group, Inc.	912,174	0.5	57,421,353
PepsiCo, Inc.	678,640	0.6	74,467,167
Philip Morris International, Inc.	745,432	0.6	77,189,484
The Coca-Cola Co.	1,824,773	0.6	78,866,689
Other Securities		1.8	206,309,346
		4.1	494,254,039

Health Care Equipment & Services 5.5%
Abbott Laboratories	834,125	0.4	50,322,761
Medtronic plc	648,677	0.4	51,822,805
UnitedHealth Group, Inc.	461,757	0.9	104,430,963
Other Securities		3.8	453,854,350
		5.5	660,430,879

Household & Personal Products 1.5%
The Procter & Gamble Co.	1,220,396	0.8	95,825,494
Other Securities		0.7	85,516,713
		1.5	181,342,207

Insurance 2.7%
Other Securities		2.7	326,617,182

Materials 3.1%
DowDuPont, Inc.	1,117,777	0.7	78,579,723
Other Securities		2.4	295,060,496
		3.1	373,640,219

Media 2.7%
Comcast Corp., Class A	2,220,158	0.7	80,391,921
The Walt Disney Co.	719,166	0.6	74,189,165
Other Securities		1.4	176,196,261
		2.7	330,777,347

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	762,156	0.7	88,280,529
Amgen, Inc.	346,321	0.5	63,643,410
Bristol-Myers Squibb Co.	786,959	0.4	52,096,686
Gilead Sciences, Inc.	624,547	0.4	49,170,585

40
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Johnson & Johnson	1,282,584	1.4	166,582,010
Merck & Co., Inc.	1,306,497	0.6	70,838,267
Pfizer, Inc.	2,845,891	0.9	103,334,302
Other Securities		2.9	340,476,764
		7.8	934,422,553

Real Estate 3.0%
Other Securities		3.0	357,565,375

Retailing 6.1%
Amazon.com, Inc. *	191,173	2.4	289,139,604
Netflix, Inc. *	206,131	0.5	60,062,451
The Home Depot, Inc.	555,486	0.8	101,248,433
Other Securities		2.4	282,510,177
		6.1	732,960,665

Semiconductors & Semiconductor Equipment 4.0%
Intel Corp.	2,239,819	0.9	110,400,678
NVIDIA Corp.	290,112	0.6	70,207,104
Texas Instruments, Inc.	473,305	0.4	51,282,597
Other Securities		2.1	254,381,104
		4.0	486,271,483

Software & Services 15.0%
Adobe Systems, Inc. *	236,539	0.4	49,467,401
Alphabet, Inc., Class A *	142,914	1.3	157,765,623
Alphabet, Inc., Class C *	143,980	1.3	159,059,025
Facebook, Inc., Class A *	1,139,866	1.7	203,260,905
International Business Machines Corp.	410,424	0.5	63,956,372
MasterCard, Inc., Class A	443,504	0.7	77,950,263
Microsoft Corp.	3,686,347	2.9	345,668,758
Oracle Corp.	1,460,768	0.6	74,017,115
Visa, Inc., Class A	864,455	0.9	106,276,098
Other Securities		4.7	561,963,661
		15.0	1,799,385,221

Technology Hardware & Equipment 6.0%
Apple, Inc.	2,454,202	3.6	437,142,460
Cisco Systems, Inc.	2,360,576	0.9	105,706,593
Other Securities		1.5	180,349,915
		6.0	723,198,968

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 1.8%
AT&T, Inc.	2,944,855	0.9	106,898,237
Verizon Communications, Inc.	1,948,530	0.7	93,022,822
Other Securities		0.2	21,155,929
		1.8	221,076,988

Transportation 2.1%
Other Securities		2.1	247,847,888

Utilities 2.7%
Other Securities		2.7	325,231,634
Total Common Stock
(Cost $9,188,912,119)			11,992,171,929

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
Other Securities		0.1	9,823,210

Securities Lending Collateral 0.1%
Other Securities		0.1	12,583,508
Total Other Investment Companies
(Cost $22,406,718)			22,406,718

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/16/18	225	30,537,000	(277,054)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $12,023,150.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 28, 2018:
	Balance of Shares Held at 8/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 2/28/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	520,057	67,200	(29,156)	558,101	$6,572,471	$294,650	$96,603

41
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$11,992,171,929	$—	$—	$11,992,171,929
Other Investment Companies[1]	22,406,718	—	—	22,406,718
Liabilities
Futures Contracts[2]	(277,054)	—	—	(277,054)
Total	$12,014,301,593	$—	$—	$12,014,301,593
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
42
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2018; unaudited
Assets
Investments in affiliated issuers, at value (cost $18,036,167)		$29,590,515
Investments in unaffiliated issuers, at value (cost $9,180,699,162) including securities on loan of $12,023,150		11,972,404,624
Collateral invested for securities on loan, at value (cost $12,583,508)		12,583,508
Deposit with broker for futures contracts		1,597,500
Receivables:
Dividends		21,458,936
Fund shares sold		16,275,902
Income from securities on loan	+	26,812
Total assets		12,053,937,797
Liabilities
Collateral held for securities on loan		12,583,508
Payables:
Investments bought		16,068,063
Investment adviser fees		273,514
Variation margin on futures contracts	+	353,498
Total liabilities		29,278,583
Net Assets
Total assets		12,053,937,797
Total liabilities	–	29,278,583
Net assets		$12,024,659,214
Net Assets by Source
Capital received from investors		9,140,326,976
Net investment income not yet distributed		38,727,886
Net realized capital gains		42,621,596
Net unrealized capital appreciation		2,802,982,756

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$12,024,659,214		185,500,000		$64.82

43
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Operations

For the period September 1, 2017 through February 28, 2018; unaudited
Investment Income
Dividends received from affiliated issuer		$96,603
Dividends received from unaffiliated issuers (net of foreign withholding tax of $3,486)		95,889,642
Income from non-cash dividends		5,779,639
Securities on loan, net	+	235,926
Total investment income		102,001,810
Expenses
Investment adviser fees		1,640,798
Total expenses	–	1,640,798
Net investment income		100,361,012
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(56,416)
Net realized losses on unaffiliated investments		(23,210,300)
Net realized gains on in-kind redemptions on affiliated issuer		351,066
Net realized gains on in-kind redemptions on unaffiliated investments		111,193,888
Net realized gains on futures contracts	+	2,460,924
Net realized gains		90,739,162
Net change in unrealized appreciation (depreciation) on affiliated issuer		6,572,471
Net change in unrealized appreciation (depreciation) on unaffiliated investments		894,747,047
Net change in unrealized appreciation (depreciation) on futures contracts	+	(521,664)
Net change in unrealized appreciation (depreciation)	+	900,797,854
Net realized and unrealized gains		991,537,016
Increase in net assets resulting from operations		$1,091,898,028
44
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/17-2/28/18		9/1/16-8/31/17
Net investment income		$100,361,012	$162,835,061
Net realized gains		90,739,162	14,120,513
Net change in unrealized appreciation (depreciation)	+	900,797,854	1,017,321,006
Increase in net assets resulting from operations		1,091,898,028	1,194,276,580
Distributions to Shareholders
Distributions from net investment income		($100,146,720)	($144,692,485)

Transactions in Fund Shares
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,150,000	$1,464,626,995	48,300,000	$2,678,471,964
Shares redeemed	+	(3,900,000)	(256,362,122)	(2,200,000)	(121,758,832)
Net transactions in fund shares		19,250,000	$1,208,264,873	46,100,000	$2,556,713,132
Shares Outstanding and Net Assets
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		166,250,000	$9,824,643,033	120,150,000	$6,218,345,806
Total increase	+	19,250,000	2,200,016,181	46,100,000	3,606,297,227
End of period		185,500,000	$12,024,659,214	166,250,000	$9,824,643,033
Net investment income not yet distributed			$38,727,886		$38,513,594
45
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Financial Statements
Financial Highlights
	9/1/17– 2/28/18*	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13
Per-Share Data
Net asset value at beginning of period	$65.55	$55.25	$51.93	$50.11	$39.60	$34.05
Income (loss) from investment operations:
Net investment income (loss)	0.32 [1]	0.75 [1]	0.59 [1]	0.66 [1]	0.56	0.55
Net realized and unrealized gains (losses)	8.17	10.17	3.30	1.79	10.50	5.52
Total from investment operations	8.49	10.92	3.89	2.45	11.06	6.07
Less distributions:
Distributions from net investment income	(0.40)	(0.62)	(0.57)	(0.63)	(0.55)	(0.52)
Net asset value at end of period	$73.64	$65.55	$55.25	$51.93	$50.11	$39.60
Total return	12.99% [2]	19.89%	7.56%	4.87%	28.11%	18.02%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3]	0.05% [4]	0.07% [5]	0.07%	0.07%	0.07%
Net investment income (loss)	0.93% [3]	1.25%	1.14%	1.25%	1.29%	1.55%
Portfolio turnover rate[6]	4% [2]	5%	7%	10%	7%	11%
Net assets, end of period (x 1,000)	$5,545,161	$4,470,809	$2,980,475	$2,246,101	$1,485,805	$827,613

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
46
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 0.5%
Other Securities		0.5	26,168,248

Banks 0.5%
Other Securities		0.5	28,767,734

Capital Goods 7.7%
3M Co.	269,620	1.1	63,498,206
Deere & Co.	145,277	0.4	23,370,711
Lockheed Martin Corp.	112,617	0.7	39,690,735
Northrop Grumman Corp.	78,650	0.5	27,530,646
The Boeing Co.	253,149	1.6	91,693,099
Other Securities		3.4	182,516,296
		7.7	428,299,693

Commercial & Professional Services 1.0%
Other Securities		1.0	52,473,585

Consumer Durables & Apparel 1.9%
NIKE, Inc., Class B	595,205	0.7	39,896,591
Other Securities		1.2	65,885,903
		1.9	105,782,494

Consumer Services 2.0%
Starbucks Corp.	642,688	0.7	36,697,485
Other Securities		1.3	72,934,221
		2.0	109,631,706

Diversified Financials 7.2%
Berkshire Hathaway, Inc., Class B *	870,315	3.2	180,329,268
BlackRock, Inc.	55,822	0.6	30,670,282
Morgan Stanley	630,907	0.6	35,343,410
The Charles Schwab Corp. (b)	533,331	0.5	28,277,210
Other Securities		2.3	126,704,369
		7.2	401,324,539

Energy 2.9%
EOG Resources, Inc.	263,574	0.5	26,731,675
Schlumberger Ltd.	630,560	0.8	41,389,958
Other Securities		1.6	95,100,715
		2.9	163,222,348

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.2%
Costco Wholesale Corp.	196,961	0.7	37,599,855
Walgreens Boots Alliance, Inc.	395,713	0.5	27,260,668
Other Securities		0.0	4,130,473
		1.2	68,990,996

Food, Beverage & Tobacco 1.3%
Other Securities		1.3	70,591,720

Health Care Equipment & Services 9.2%
Aetna, Inc.	147,164	0.5	26,056,858
Becton Dickinson & Co.	119,898	0.5	26,619,754
Danaher Corp.	278,101	0.5	27,192,716
Medtronic plc	611,152	0.9	48,824,933
Stryker Corp.	145,873	0.4	23,654,766
UnitedHealth Group, Inc.	437,614	1.8	98,970,782
Other Securities		4.6	257,143,524
		9.2	508,463,333

Household & Personal Products 0.6%
Other Securities		0.6	34,897,713

Insurance 1.1%
Other Securities		1.1	59,160,208

Materials 2.3%
Monsanto Co.	198,234	0.4	24,456,129
Other Securities		1.9	104,313,401
		2.3	128,769,530

Media 3.9%
Charter Communications, Inc., Class A *	87,697	0.5	29,986,235
Comcast Corp., Class A	2,107,749	1.4	76,321,591
The Walt Disney Co.	682,477	1.3	70,404,327
Other Securities		0.7	36,703,688
		3.9	213,415,841

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
Amgen, Inc.	327,904	1.1	60,258,918
Biogen, Inc. *	95,716	0.5	27,660,967
Celgene Corp. *	356,169	0.6	31,029,443

47
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Thermo Fisher Scientific, Inc.	181,242	0.7	37,803,456
Other Securities		3.2	180,783,720
		6.1	337,536,504

Real Estate 4.0%
American Tower Corp.	193,732	0.5	26,992,680
Other Securities		3.5	193,214,736
		4.0	220,207,416

Retailing 11.4%
Amazon.com, Inc. *	180,931	4.9	273,649,091
Booking Holdings, Inc. *	22,010	0.8	44,769,220
Lowe's Cos., Inc.	375,410	0.6	33,632,982
Netflix, Inc. *	196,538	1.0	57,267,242
The Home Depot, Inc.	526,554	1.7	95,974,998
The TJX Cos., Inc.	290,847	0.4	24,047,230
Other Securities		2.0	103,518,978
		11.4	632,859,741

Semiconductors & Semiconductor Equipment 2.7%
Broadcom Ltd.	184,418	0.8	45,451,660
NVIDIA Corp.	274,239	1.2	66,365,838
Other Securities		0.7	35,782,145
		2.7	147,599,643

Software & Services 21.5%
Accenture plc, Class A	279,085	0.8	44,935,476
Activision Blizzard, Inc.	342,628	0.5	25,056,386
Adobe Systems, Inc. *	222,947	0.8	46,624,906
Alphabet, Inc., Class A *	134,943	2.7	148,966,277
Alphabet, Inc., Class C *	136,393	2.7	150,677,439
Facebook, Inc., Class A *	1,079,221	3.5	192,446,689
MasterCard, Inc., Class A	419,427	1.3	73,718,490
PayPal Holdings, Inc. *	510,691	0.7	40,553,972
salesforce.com, Inc. *	308,533	0.7	35,866,961
Visa, Inc., Class A	819,024	1.8	100,690,811
Other Securities		6.0	331,315,118
		21.5	1,190,852,525

Technology Hardware & Equipment 8.5%
Apple, Inc.	2,319,764	7.4	413,196,364
Other Securities		1.1	55,503,896
		8.5	468,700,260

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 0.2%
Other Securities		0.2	12,470,526

Transportation 2.2%
FedEx Corp.	111,999	0.5	27,597,674
Union Pacific Corp.	355,795	0.8	46,342,299
Other Securities		0.9	49,929,129
		2.2	123,869,102

Utilities 0.0%
Other Securities		0.0	2,361,429
Total Common Stock
(Cost $4,052,147,028)			5,536,416,834

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
Other Securities		0.1	4,034,118

Securities Lending Collateral 0.1%
Other Securities		0.1	8,165,873
Total Other Investment Companies
(Cost $12,199,991)			12,199,991

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini expires 03/16/18	115	8,100,600	(27,814)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,777,497.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended February 28, 2018:
	Balance of Shares Held at 8/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 2/28/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	477,198	80,656	(24,523)	533,331	$6,322,611	$248,320	$92,169

48
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,536,416,834	$—	$—	$5,536,416,834
Other Investment Companies[1]	12,199,991	—	—	12,199,991
Liabilities
Futures Contracts[2]	(27,814)	—	—	(27,814)
Total	$5,548,589,011	$—	$—	$5,548,589,011
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
49
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Assets and Liabilities

As of February 28, 2018; unaudited
Assets
Investments in affiliated issuers, at value (cost $17,857,089)		$28,277,210
Investments in unaffiliated issuers, at value (cost $4,038,324,057) including securities on loan of $7,777,497		5,512,173,742
Collateral invested for securities on loan, at value (cost $8,165,873)		8,165,873
Deposit with broker for futures contracts		913,500
Receivables:
Fund shares sold		14,762,021
Dividends		3,889,347
Income from securities on loan	+	19,919
Total assets		5,568,201,612
Liabilities
Collateral held for securities on loan		8,165,873
Payables:
Investments bought		14,642,184
Investment adviser fees		166,199
Variation margin on futures contracts	+	66,300
Total liabilities		23,040,556
Net Assets
Total assets		5,568,201,612
Total liabilities	–	23,040,556
Net assets		$5,545,161,056
Net Assets by Source
Capital received from investors		4,060,666,490
Net investment income not yet distributed		8,123,981
Net realized capital losses		(7,871,407)
Net unrealized capital appreciation		1,484,241,992

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,545,161,056		75,300,000		$73.64

50
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Operations

For the period September 1, 2017 through February 28, 2018; unaudited
Investment Income
Dividends received from affiliated issuer		$92,169
Dividends received from unaffiliated issuers (net of foreign withholding tax of $3,257)		23,885,049
Securities on loan, net	+	110,353
Total investment income		24,087,571
Expenses
Investment adviser fees		990,201
Total expenses	–	990,201
Net investment income		23,097,370
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(41,934)
Net realized losses on unaffiliated investments		(27,649,562)
Net realized gains on in-kind redemptions on affiliated issuer		290,254
Net realized gains on in-kind redemptions on unaffiliated investments		71,895,024
Net realized gains on futures contracts	+	1,127,948
Net realized gains		45,621,730
Net change in unrealized appreciation (depreciation) on affiliated issuer		6,322,611
Net change in unrealized appreciation (depreciation) on unaffiliated investments		526,745,504
Net change in unrealized appreciation (depreciation) on futures contracts	+	(160,181)
Net change in unrealized appreciation (depreciation)	+	532,907,934
Net realized and unrealized gains		578,529,664
Increase in net assets resulting from operations		$601,627,034
51
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/17-2/28/18		9/1/16-8/31/17
Net investment income		$23,097,370	$46,555,614
Net realized gains		45,621,730	113,854,993
Net change in unrealized appreciation (depreciation)	+	532,907,934	533,322,311
Increase in net assets resulting from operations		601,627,034	693,732,918
Distributions to Shareholders
Distributions from net investment income		($27,840,935)	($38,432,115)

Transactions in Fund Shares
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,450,000	$793,845,147	20,600,000	$1,223,925,178
Shares redeemed	+	(4,350,000)	(293,279,278)	(6,350,000)	(388,891,891)
Net transactions in fund shares		7,100,000	$500,565,869	14,250,000	$835,033,287
Shares Outstanding and Net Assets
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		68,200,000	$4,470,809,088	53,950,000	$2,980,474,998
Total increase	+	7,100,000	1,074,351,968	14,250,000	1,490,334,090
End of period		75,300,000	$5,545,161,056	68,200,000	$4,470,809,088
Net investment income not yet distributed			$8,123,981		$12,867,546
52
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Financial Statements
Financial Highlights
	9/1/17– 2/28/18*	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13
Per-Share Data
Net asset value at beginning of period	$50.65	$46.01	$40.89	$43.54	$36.49	$31.24
Income (loss) from investment operations:
Net investment income (loss)	0.70 [1]	1.36 [1]	1.29 [1]	1.20 [1]	1.00	0.93
Net realized and unrealized gains (losses)	3.67	4.56	5.01	(2.75)	7.03	5.24
Total from investment operations	4.37	5.92	6.30	(1.55)	8.03	6.17
Less distributions:
Distributions from net investment income	(0.69)	(1.28)	(1.18)	(1.10)	(0.98)	(0.92)
Net asset value at end of period	$54.33	$50.65	$46.01	$40.89	$43.54	$36.49
Total return	8.66% [2]	13.01%	15.70%	(3.71%)	22.25%	20.06%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3]	0.05% [4]	0.07% [5]	0.07%	0.07%	0.07%
Net investment income (loss)	2.64% [3]	2.79%	3.00%	2.75%	2.54%	2.73%
Portfolio turnover rate[6]	7% [2]	7%	6%	15%	9%	9%
Net assets, end of period (x 1,000)	$4,145,524	$3,532,689	$2,491,664	$1,435,194	$1,162,576	$700,693

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
53
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.2%
Other Securities		1.2	51,017,446

Banks 12.3%
Bank of America Corp.	3,125,411	2.4	100,325,693
Citigroup, Inc.	851,883	1.6	64,308,648
JPMorgan Chase & Co.	1,118,034	3.1	129,132,927
The PNC Financial Services Group, Inc.	152,775	0.6	24,086,507
U.S. Bancorp	506,272	0.7	27,520,946
Wells Fargo & Co.	1,427,357	2.0	83,371,923
Other Securities		1.9	80,868,249
		12.3	509,614,893

Capital Goods 7.4%
Caterpillar, Inc.	191,275	0.7	29,576,853
General Dynamics Corp.	89,626	0.5	19,937,304
General Electric Co.	2,788,977	0.9	39,352,465
Honeywell International, Inc.	245,161	0.9	37,046,279
Raytheon Co.	92,827	0.5	20,190,801
United Technologies Corp.	239,002	0.8	32,203,129
Other Securities		3.1	130,069,365
		7.4	308,376,196

Commercial & Professional Services 0.6%
Other Securities		0.6	23,532,082

Consumer Durables & Apparel 0.6%
Other Securities		0.6	24,107,730

Consumer Services 2.0%
McDonald's Corp.	256,500	1.0	40,460,310
Other Securities		1.0	40,769,268
		2.0	81,229,578

Diversified Financials 4.2%
American Express Co.	231,408	0.5	22,564,594
The Goldman Sachs Group, Inc.	113,078	0.7	29,731,599
Other Securities		3.0	123,001,989
		4.2	175,298,182

Security	Number of Shares	% of Net Assets	Value ($)
Energy 7.6%
Chevron Corp.	610,277	1.7	68,302,202
ConocoPhillips	384,997	0.5	20,909,187
Exxon Mobil Corp.	1,362,103	2.5	103,165,681
Other Securities		2.9	124,356,621
		7.6	316,733,691

Food & Staples Retailing 2.0%
CVS Health Corp.	326,359	0.6	22,104,295
Walmart, Inc.	470,959	1.0	42,391,020
Other Securities		0.4	16,894,629
		2.0	81,389,944

Food, Beverage & Tobacco 6.8%
Altria Group, Inc.	615,032	0.9	38,716,264
Mondelez International, Inc., Class A	480,960	0.5	21,114,144
PepsiCo, Inc.	457,694	1.2	50,222,763
Philip Morris International, Inc.	500,663	1.2	51,843,654
The Coca-Cola Co.	1,234,324	1.3	53,347,483
Other Securities		1.7	67,376,137
		6.8	282,620,445

Health Care Equipment & Services 2.0%
Abbott Laboratories	560,186	0.8	33,796,021
Anthem, Inc.	82,508	0.5	19,420,733
Other Securities		0.7	30,081,305
		2.0	83,298,059

Household & Personal Products 2.4%
The Procter & Gamble Co.	820,866	1.6	64,454,398
Other Securities		0.8	32,923,351
		2.4	97,377,749

Insurance 4.3%
Chubb Ltd.	149,464	0.5	21,211,931
Other Securities		3.8	156,751,540
		4.3	177,963,471

Materials 3.9%
DowDuPont, Inc.	752,631	1.3	52,909,959
Other Securities		2.6	107,083,749
		3.9	159,993,708

54
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media 1.7%
Time Warner, Inc.	250,918	0.6	23,325,337
Other Securities		1.1	47,151,303
		1.7	70,476,640

Pharmaceuticals, Biotechnology & Life Sciences 9.4%
AbbVie, Inc.	513,607	1.4	59,491,099
Bristol-Myers Squibb Co.	526,568	0.8	34,858,802
Eli Lilly & Co.	311,633	0.6	24,001,974
Gilead Sciences, Inc.	420,611	0.8	33,114,704
Johnson & Johnson	865,319	2.7	112,387,632
Merck & Co., Inc.	881,152	1.2	47,776,061
Pfizer, Inc.	1,919,791	1.7	69,707,611
Other Securities		0.2	7,057,362
		9.4	388,395,245

Real Estate 2.0%
Other Securities		2.0	83,934,618

Retailing 1.0%
Other Securities		1.0	43,272,060

Semiconductors & Semiconductor Equipment 5.4%
Applied Materials, Inc.	343,731	0.5	19,795,468
Intel Corp.	1,507,305	1.8	74,295,063
QUALCOMM, Inc.	474,003	0.8	30,810,195
Texas Instruments, Inc.	317,817	0.8	34,435,472
Other Securities		1.5	63,338,123
		5.4	222,674,321

Software & Services 8.8%
International Business Machines Corp.	277,139	1.0	43,186,570
Microsoft Corp.	2,485,354	5.6	233,051,645
Oracle Corp.	980,320	1.2	49,672,814
Other Securities		1.0	38,241,845
		8.8	364,152,874

Technology Hardware & Equipment 3.7%
Cisco Systems, Inc.	1,592,522	1.7	71,313,135
Other Securities		2.0	81,763,766
		3.7	153,076,901

Telecommunication Services 3.4%
AT&T, Inc.	1,976,072	1.7	71,731,413
Verizon Communications, Inc.	1,313,431	1.5	62,703,196
Other Securities		0.2	5,529,756
		3.4	139,964,365

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.9%
United Parcel Service, Inc., Class B	221,256	0.5	23,101,339
Other Securities		1.4	55,959,372
		1.9	79,060,711

Utilities 5.2%
NextEra Energy, Inc.	151,327	0.5	23,024,403
Other Securities		4.7	194,310,899
		5.2	217,335,302
Total Common Stock
(Cost $3,436,310,583)			4,134,896,211

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
Other Securities		0.1	4,003,734

Securities Lending Collateral 0.1%
Other Securities		0.1	4,955,975
Total Other Investment Companies
(Cost $8,959,709)			8,959,709

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini expires 03/16/18	165	9,940,425	(40,264)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,771,580.
(b)	The rate shown is the 7-day yield.

55
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,134,896,211	$—	$—	$4,134,896,211
Other Investment Companies[1]	8,959,709	—	—	8,959,709
Liabilities
Futures Contracts[2]	(40,264)	—	—	(40,264)
Total	$4,143,815,656	$—	$—	$4,143,815,656
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
56
Schwab U.S. Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of Assets and Liabilities

As of February 28, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $3,440,314,317) including securities on loan of $4,771,580		$4,138,899,945
Collateral invested for securities on loan, at value (cost $4,955,975)		4,955,975
Deposit with broker for futures contracts		777,000
Receivables:
Dividends		11,667,156
Fund shares sold		5,466,736
Income from securities on loan	+	4,160
Total assets		4,161,770,972
Liabilities
Collateral held for securities on loan		4,955,975
Payables:
Investments bought		11,058,271
Investment adviser fees		126,849
Variation margin on futures contracts	+	105,814
Total liabilities		16,246,909
Net Assets
Total assets		4,161,770,972
Total liabilities	–	16,246,909
Net assets		$4,145,524,063
Net Assets by Source
Capital received from investors		3,424,203,588
Net investment income not yet distributed		20,176,686
Net realized capital gains		2,598,425
Net unrealized capital appreciation		698,545,364

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,145,524,063		76,300,000		$54.33

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Schwab U.S. Large-Cap Value ETF
Statement of Operations

For the period September 1, 2017 through February 28, 2018; unaudited
Investment Income
Dividends		$48,118,211
Income from non-cash dividends		4,098,836
Securities on loan, net	+	88,624
Total investment income		52,305,671
Expenses
Investment adviser fees		780,039
Total expenses	–	780,039
Net investment income		51,525,632
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(20,867,382)
Net realized gains on in-kind redemptions		40,533,476
Net realized gains on futures contracts	+	1,069,499
Net realized gains		20,735,593
Net change in unrealized appreciation (depreciation) on investments		240,579,677
Net change in unrealized appreciation (depreciation) on futures contracts	+	(106,308)
Net change in unrealized appreciation (depreciation)	+	240,473,369
Net realized and unrealized gains		261,208,962
Increase in net assets resulting from operations		$312,734,594
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Schwab U.S. Large-Cap Value ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/17-2/28/18		9/1/16-8/31/17
Net investment income		$51,525,632	$85,677,435
Net realized gains		20,735,593	93,237,714
Net change in unrealized appreciation (depreciation)	+	240,473,369	184,530,727
Increase in net assets resulting from operations		312,734,594	363,445,876
Distributions to Shareholders
Distributions from net investment income		($49,868,550)	($79,019,055)

Transactions in Fund Shares
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,650,000	$517,089,075	22,500,000	$1,090,648,948
Shares redeemed	+	(3,100,000)	(167,120,266)	(6,900,000)	(334,050,154)
Net transactions in fund shares		6,550,000	$349,968,809	15,600,000	$756,598,794
Shares Outstanding and Net Assets
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		69,750,000	$3,532,689,210	54,150,000	$2,491,663,595
Total increase	+	6,550,000	612,834,853	15,600,000	1,041,025,615
End of period		76,300,000	$4,145,524,063	69,750,000	$3,532,689,210
Net investment income not yet distributed			$20,176,686		$18,519,604
59
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Schwab U.S. Mid-Cap ETF
Financial Statements
Financial Highlights
	9/1/17– 2/28/18*	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13
Per-Share Data
Net asset value at beginning of period	$48.77	$43.67	$40.70	$40.56	$32.94	$26.56
Income (loss) from investment operations:
Net investment income (loss)	0.42 [1]	0.71 [1]	0.74 [1]	0.59 [1]	0.56	0.51
Net realized and unrealized gains (losses)	4.03	5.09	2.84	0.12	7.62	6.40
Total from investment operations	4.45	5.80	3.58	0.71	8.18	6.91
Less distributions:
Distributions from net investment income	(0.38)	(0.70)	(0.61)	(0.57)	(0.56)	(0.53)
Net asset value at end of period	$52.84	$48.77	$43.67	$40.70	$40.56	$32.94
Total return	9.13% [2]	13.38%	8.94%	1.71%	24.97%	26.27%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.06% [4]	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	1.61% [3]	1.54%	1.83%	1.42%	1.53%	1.70%
Portfolio turnover rate[5]	12% [2]	17%	21%	12%	9%	25%
Net assets, end of period (x 1,000)	$4,322,173	$3,555,096	$2,532,590	$1,841,785	$1,190,517	$611,081

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
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Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 2.0%
Lear Corp.	95,351	0.4	17,789,636
Other Securities		1.6	67,041,098
		2.0	84,830,734

Banks 4.7%
SVB Financial Group *	74,699	0.4	18,598,557
Zions Bancorp	282,163	0.4	15,510,500
Other Securities		3.9	168,339,771
		4.7	202,448,828

Capital Goods 11.0%
Huntington Ingalls Industries, Inc.	64,209	0.4	16,823,400
IDEX Corp.	107,991	0.3	14,773,169
Spirit AeroSystems Holdings, Inc., Class A	164,641	0.4	15,030,077
United Rentals, Inc. *	119,615	0.5	20,943,390
Xylem, Inc.	253,945	0.4	18,939,218
Other Securities		9.0	388,410,288
		11.0	474,919,542

Commercial & Professional Services 2.3%
CoStar Group, Inc. *	50,987	0.4	17,444,182
Other Securities		1.9	81,603,660
		2.3	99,047,842

Consumer Durables & Apparel 3.4%
Other Securities		3.4	148,610,722

Consumer Services 3.1%
Aramark	346,931	0.3	14,470,492
Darden Restaurants, Inc.	175,714	0.4	16,199,074
Wyndham Worldwide Corp.	143,984	0.4	16,670,468
Other Securities		2.0	85,499,291
		3.1	132,839,325

Diversified Financials 5.9%
Affiliated Managers Group, Inc.	79,016	0.3	14,962,470
Cboe Global Markets, Inc.	161,453	0.4	18,084,351
E*TRADE Financial Corp. *	383,163	0.5	20,012,603
MSCI, Inc.	128,018	0.4	18,117,107
Security	Number of Shares	% of Net Assets	Value ($)
Raymond James Financial, Inc.	180,917	0.4	16,772,815
Other Securities		3.9	166,848,375
		5.9	254,797,721

Energy 3.1%
Diamondback Energy, Inc. *	140,265	0.4	17,482,629
Other Securities		2.7	117,644,788
		3.1	135,127,417

Food & Staples Retailing 0.4%
Other Securities		0.4	17,479,882

Food, Beverage & Tobacco 1.6%
Other Securities		1.6	67,945,134

Health Care Equipment & Services 4.1%
ABIOMED, Inc. *	59,701	0.4	16,010,614
ResMed, Inc.	200,951	0.4	19,144,602
Teleflex, Inc.	63,730	0.4	15,921,666
Varian Medical Systems, Inc. *	129,758	0.3	15,485,320
Other Securities		2.6	111,764,153
		4.1	178,326,355

Household & Personal Products 0.5%
Other Securities		0.5	20,368,146

Insurance 4.6%
Arthur J. Gallagher & Co.	257,277	0.4	17,780,413
Unum Group	318,301	0.4	16,220,619
Other Securities		3.8	167,023,563
		4.6	201,024,595

Materials 6.7%
Avery Dennison Corp.	124,969	0.3	14,765,087
FMC Corp.	191,086	0.3	14,996,429
International Flavors & Fragrances, Inc.	111,659	0.4	15,771,834
Packaging Corp. of America	133,424	0.4	15,904,141
Steel Dynamics, Inc.	336,099	0.4	15,544,579
Other Securities		4.9	210,970,958
		6.7	287,953,028

Media 2.5%
Other Securities		2.5	109,578,746

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Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 4.6%
Bioverativ, Inc. *	153,298	0.4	16,047,235
Other Securities		4.2	182,415,402
		4.6	198,462,637

Real Estate 9.8%
Alexandria Real Estate Equities, Inc.	143,385	0.4	17,394,034
Extra Space Storage, Inc.	178,167	0.4	15,153,103
Other Securities		9.0	389,869,746
		9.8	422,416,883

Retailing 3.4%
Kohl's Corp.	240,257	0.4	15,878,585
LKQ Corp. *	438,002	0.4	17,292,319
Other Securities		2.6	115,055,273
		3.4	148,226,177

Semiconductors & Semiconductor Equipment 2.8%
Qorvo, Inc. *	180,485	0.3	14,566,944
Other Securities		2.5	105,380,770
		2.8	119,947,714

Software & Services 11.8%
Akamai Technologies, Inc. *	240,710	0.4	16,238,297
ANSYS, Inc. *	119,943	0.4	19,183,683
Broadridge Financial Solutions, Inc.	166,077	0.4	16,670,809
Cadence Design Systems, Inc. *	399,739	0.4	15,497,881
Gartner, Inc. *	129,359	0.3	14,670,604
IAC/InterActiveCorp *	107,600	0.4	16,022,716
Splunk, Inc. *	197,972	0.4	18,450,990
Square, Inc., Class A *	382,259	0.4	17,603,027
Synopsys, Inc. *	213,327	0.4	18,062,397
Take-Two Interactive Software, Inc. *	161,837	0.4	18,104,705
Total System Services, Inc.	237,114	0.5	20,854,176
Worldpay, Inc., Class A *	420,568	0.8	34,183,767
Other Securities		6.6	284,187,990
		11.8	509,731,042

Technology Hardware & Equipment 4.6%
CDW Corp.	217,807	0.4	15,884,664
Other Securities		4.2	182,205,247
		4.6	198,089,911

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 0.3%
Other Securities		0.3	13,116,370

Transportation 2.6%
Expeditors International of Washington, Inc.	252,576	0.4	16,407,337
Other Securities		2.2	98,626,046
		2.6	115,033,383

Utilities 4.1%
Other Securities		4.1	177,201,702
Total Common Stock
(Cost $3,585,552,530)			4,317,523,836

Other Investment Companies 0.6% of net assets

Money Market Fund 0.0%
Other Securities		0.0	886,972

Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 1.29% (b)		0.6	26,489,591
Total Other Investment Companies
(Cost $27,376,563)			27,376,563

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 400 Index, e-mini, expires 03/16/18	22	4,101,900	(20,362)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $25,147,567.
(b)	The rate shown is the 7-day yield.

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Schwab U.S. Equity ETFs  |  Semiannual Report
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Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,317,523,836	$—	$—	$4,317,523,836
Other Investment Companies[1]	27,376,563	—	—	27,376,563
Liabilities
Futures Contracts[2]	(20,362)	—	—	(20,362)
Total	$4,344,880,037	$—	$—	$4,344,880,037
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab U.S. Equity ETFs  |  Semiannual Report
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Schwab U.S. Mid-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $3,586,439,502) including securities on loan of $25,147,567		$4,318,410,808
Collateral invested for securities on loan, at value (cost $26,489,591)		26,489,591
Deposit with broker for futures contracts		270,000
Receivables:
Dividends		3,636,454
Income from securities on loan	+	61,795
Total assets		4,348,868,648
Liabilities
Collateral held for securities on loan		26,489,591
Payables:
Investment adviser fees		165,022
Variation margin on futures contracts	+	41,328
Total liabilities		26,695,941
Net Assets
Total assets		4,348,868,648
Total liabilities	–	26,695,941
Net assets		$4,322,172,707
Net Assets by Source
Capital received from investors		3,651,746,666
Net investment income not yet distributed		10,490,388
Net realized capital losses		(72,015,291)
Net unrealized capital appreciation		731,950,944

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,322,172,707		81,800,000		$52.84

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Schwab U.S. Mid-Cap ETF
Statement of Operations

For the period September 1, 2017 through February 28, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $16,234)		$32,401,019
Securities on loan, net	+	508,084
Total investment income		32,909,103
Expenses
Investment adviser fees		991,360
Total expenses	–	991,360
Net investment income		31,917,743
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(27,198,168)
Net realized gains on in-kind redemptions		91,398,231
Net realized gains on futures contracts	+	971,950
Net realized gains		65,172,013
Net change in unrealized appreciation (depreciation) on investments		228,385,782
Net change in unrealized appreciation (depreciation) on futures contracts	+	(76,176)
Net change in unrealized appreciation (depreciation)	+	228,309,606
Net realized and unrealized gains		293,481,619
Increase in net assets resulting from operations		$325,399,362
65
Schwab U.S. Equity ETFs  |  Semiannual Report
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Schwab U.S. Mid-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/17-2/28/18		9/1/16-8/31/17
Net investment income		$31,917,743	$47,019,116
Net realized gains		65,172,013	40,739,659
Net change in unrealized appreciation (depreciation)	+	228,309,606	287,801,975
Increase in net assets resulting from operations		325,399,362	375,560,750
Distributions to Shareholders
Distributions from net investment income		($28,388,330)	($44,982,425)

Transactions in Fund Shares
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,900,000	$720,007,547	24,400,000	$1,110,097,269
Shares redeemed	+	(5,000,000)	(249,942,368)	(9,500,000)	(418,169,350)
Net transactions in fund shares		8,900,000	$470,065,179	14,900,000	$691,927,919
Shares Outstanding and Net Assets
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		72,900,000	$3,555,096,496	58,000,000	$2,532,590,252
Total increase	+	8,900,000	767,076,211	14,900,000	1,022,506,244
End of period		81,800,000	$4,322,172,707	72,900,000	$3,555,096,496
Net investment income not yet distributed			$10,490,388		$6,960,975
66
Schwab U.S. Equity ETFs  |  Semiannual Report
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Schwab U.S. Small-Cap ETF
Financial Statements
Financial Highlights
	9/1/17– 2/28/18*	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13
Per-Share Data
Net asset value at beginning of period	$64.03	$57.42	$53.54	$54.53	$45.71	$36.55
Income (loss) from investment operations:
Net investment income (loss)	0.56 [1]	0.90 [1]	0.93 [1]	0.80 [1]	0.73	0.74
Net realized and unrealized gains (losses)	4.61	6.64	3.75	(1.07)	8.84	9.18
Total from investment operations	5.17	7.54	4.68	(0.27)	9.57	9.92
Less distributions:
Distributions from net investment income	(0.48)	(0.93)	(0.80)	(0.72)	(0.75)	(0.76)
Net asset value at end of period	$68.72	$64.03	$57.42	$53.54	$54.53	$45.71
Total return	8.08% [2]	13.21%	8.89%	(0.54%)	21.01%	27.47%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.06% [4]	0.08% [5]	0.08%	0.08%	0.09% [6]
Net investment income (loss)	1.66% [3]	1.46%	1.76%	1.44%	1.41%	1.74%
Portfolio turnover rate[7]	7% [2]	11%	11%	9%	13%	22%
Net assets, end of period (x 1,000)	$6,796,261	$5,490,843	$3,772,207	$2,893,741	$2,104,717	$1,446,857

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Effective May 2, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
6
Effective September 20, 2012, the annual operating expense ratio was reduced to 0.10%. On March 11, 2013, the rate was further reduced to 0.08%. The ratio presented for the period ended 8/31/13 is a blended ratio.
7
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
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Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.6%
Gentex Corp.	689,138	0.2	15,650,324
Thor Industries, Inc.	119,601	0.2	15,428,529
Other Securities		1.2	78,874,422
		1.6	109,953,275

Banks 11.2%
Bank of the Ozarks, Inc.	296,792	0.2	14,806,953
Commerce Bancshares, Inc.	230,466	0.2	13,314,021
First Horizon National Corp.	791,474	0.2	15,077,580
PacWest Bancorp	312,661	0.2	16,302,145
Synovus Financial Corp.	295,464	0.2	14,566,375
Western Alliance Bancorp *	236,994	0.2	13,854,669
Other Securities		10.0	675,156,318
		11.2	763,078,061

Capital Goods 10.0%
AECOM *	383,899	0.2	13,632,253
BWX Technologies, Inc.	239,765	0.2	15,095,604
Curtiss-Wright Corp.	107,223	0.2	14,472,961
Hexcel Corp.	217,007	0.2	14,600,231
Oshkosh Corp.	183,744	0.2	14,502,914
Teledyne Technologies, Inc. *	85,291	0.2	15,859,861
Other Securities		8.8	593,711,357
		10.0	681,875,181

Commercial & Professional Services 2.9%
Other Securities		2.9	193,731,444

Consumer Durables & Apparel 2.4%
Skechers U.S.A., Inc., Class A *	325,998	0.2	13,339,838
Other Securities		2.2	146,452,339
		2.4	159,792,177

Consumer Services 4.1%
Other Securities		4.1	275,952,914

Diversified Financials 4.0%
LPL Financial Holdings, Inc.	218,698	0.2	14,055,721
New Residential Investment Corp.	806,393	0.2	13,007,119
Other Securities		3.6	244,388,851
		4.0	271,451,691

Security	Number of Shares	% of Net Assets	Value ($)
Energy 4.2%
WPX Energy, Inc. *	975,760	0.2	13,787,489
Other Securities		4.0	271,962,814
		4.2	285,750,303

Food & Staples Retailing 0.6%
Other Securities		0.6	38,839,030

Food, Beverage & Tobacco 1.5%
Other Securities		1.5	100,888,303

Health Care Equipment & Services 5.6%
athenahealth, Inc. *	97,402	0.2	13,610,956
Hill-Rom Holdings, Inc.	159,435	0.2	13,338,332
Other Securities		5.2	353,495,439
		5.6	380,444,727

Household & Personal Products 0.6%
Other Securities		0.6	40,842,082

Insurance 3.0%
First American Financial Corp.	270,329	0.2	15,687,192
Validus Holdings Ltd.	194,013	0.2	13,123,039
Other Securities		2.6	174,628,993
		3.0	203,439,224

Materials 5.3%
AptarGroup, Inc.	151,928	0.2	13,585,402
Olin Corp.	407,141	0.2	13,232,082
United States Steel Corp.	422,416	0.3	18,379,320
Other Securities		4.6	313,381,990
		5.3	358,578,794

Media 2.0%
Other Securities		2.0	132,599,274

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
Bio-Rad Laboratories, Inc., Class A *	49,343	0.2	13,324,584
Bio-Techne Corp.	91,521	0.2	12,935,578
Bluebird Bio, Inc. *	119,188	0.4	23,956,788
Catalent, Inc. *	322,991	0.2	13,484,874
Exact Sciences Corp. *	292,263	0.2	13,037,852
Juno Therapeutics, Inc. *	210,079	0.3	18,228,555

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Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Nektar Therapeutics *	382,942	0.5	33,147,460
Neurocrine Biosciences, Inc. *	216,137	0.3	18,248,447
Sage Therapeutics, Inc. *	110,882	0.3	17,891,920
Other Securities		5.8	406,352,488
		8.4	570,608,546

Real Estate 7.7%
Other Securities		7.7	526,399,719

Retailing 3.1%
Pool Corp.	97,355	0.2	13,437,911
Other Securities		2.9	199,875,484
		3.1	213,313,395

Semiconductors & Semiconductor Equipment 2.9%
Cavium, Inc. *	168,698	0.2	15,020,870
Cypress Semiconductor Corp.	820,297	0.2	14,330,589
MKS Instruments, Inc.	132,401	0.2	14,742,851
Other Securities		2.3	151,449,339
		2.9	195,543,649

Software & Services 9.2%
Aspen Technology, Inc. *	177,284	0.2	13,700,508
Black Knight, Inc. *	274,275	0.2	13,069,204
Booz Allen Hamilton Holding Corp.	356,259	0.2	13,512,904
EPAM Systems, Inc. *	121,131	0.2	13,702,339
GoDaddy, Inc., Class A *	248,115	0.2	14,839,758
GrubHub, Inc. *	212,198	0.3	21,094,603
Guidewire Software, Inc. *	182,379	0.2	14,648,681
WEX, Inc. *	97,403	0.2	14,566,619
Other Securities		7.5	507,692,515
		9.2	626,827,131

Technology Hardware & Equipment 4.5%
Universal Display Corp.	102,227	0.2	13,269,065
Zebra Technologies Corp., Class A *	129,888	0.3	17,942,728
Other Securities		4.0	275,692,395
		4.5	306,904,188

Telecommunication Services 0.6%
Other Securities		0.6	43,285,716

Transportation 1.7%
Knight-Swift Transportation Holdings, Inc.	311,367	0.2	14,995,435
Other Securities		1.5	103,240,531
		1.7	118,235,966

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 2.8%
Other Securities		2.8	188,533,726
Total Common Stock
(Cost $5,902,928,454)			6,786,868,516

Rights 0.0% of net assets

Media 0.0%
Other Securities		0.0	14,758

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	215,274
Total Rights
(Cost $215,274)			230,032

Other Investment Companies 2.1% of net assets

Money Market Fund 0.1%
Other Securities		0.1	3,449,514

Securities Lending Collateral 2.0%
Wells Fargo Government Money Market Fund, Select Class 1.29% (c)		2.0	141,940,973
Total Other Investment Companies
(Cost $145,390,487)			145,390,487

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 03/16/18	181	13,676,360	(31,072)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $133,919,511.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

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Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,406,423,789	$—	$—	$6,406,423,789
Health Care Equipment & Services	379,884,207	—	560,520	380,444,727
Rights [1]
Media	—	—	14,758	14,758
Pharmaceuticals, Biotechnology & Life Sciences	—	—	215,274 *	215,274
Other Investment Companies[1]	145,390,487	—	—	145,390,487
Liabilities
Futures Contracts[2]	(31,072)	—	—	(31,072)
Total	$6,931,667,411	$—	$790,552	$6,932,457,963
*	Level 3 amount shown includes securities determined to have no value at February 28, 2018.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted market price was available. There were no transfers between Level 1 and Level 2 for the period ended February 28, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab U.S. Small-Cap ETF
Statement of Assets and Liabilities

As of February 28, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $5,906,593,242) including securities on loan of $133,919,511		$6,790,548,062
Collateral invested for securities on loan, at value (cost $141,940,973)		141,940,973
Cash		3,361
Deposit with broker for futures contracts		769,950
Receivables:
Fund shares sold		10,307,748
Dividends		4,688,801
Income from securities on loan	+	501,906
Total assets		6,948,760,801
Liabilities
Collateral held for securities on loan		141,940,973
Payables:
Investments bought		10,180,518
Investment adviser fees		260,509
Variation margin on futures contracts	+	117,600
Total liabilities		152,499,600
Net Assets
Total assets		6,948,760,801
Total liabilities	–	152,499,600
Net assets		$6,796,261,201
Net Assets by Source
Capital received from investors		5,800,073,468
Net investment income not yet distributed		15,512,585
Net realized capital gains		96,751,400
Net unrealized capital appreciation		883,923,748

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,796,261,201		98,900,000		$68.72

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Schwab U.S. Small-Cap ETF
Statement of Operations

For the period September 1, 2017 through February 28, 2018; unaudited
Investment Income
Dividends (net of foreign withholding tax of $12,446)		$50,433,286
Securities on loan, net	+	3,512,252
Total investment income		53,945,538
Expenses
Investment adviser fees		1,580,837
Total expenses	–	1,580,837
Net investment income		52,364,701
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(26,739,182)
Net realized gains on in-kind redemptions		169,986,450
Net realized gains on futures contracts	+	1,952,403
Net realized gains		145,199,671
Net change in unrealized appreciation (depreciation) on investments		250,693,147
Net change in unrealized appreciation (depreciation) on futures contracts	+	(161,836)
Net change in unrealized appreciation (depreciation)	+	250,531,311
Net realized and unrealized gains		395,730,982
Increase in net assets resulting from operations		$448,095,683
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Schwab U.S. Small-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/17-2/28/18		9/1/16-8/31/17
Net investment income		$52,364,701	$70,706,582
Net realized gains		145,199,671	256,251,199
Net change in unrealized appreciation (depreciation)	+	250,531,311	227,352,193
Increase in net assets resulting from operations		448,095,683	554,309,974
Distributions to Shareholders
Distributions from net investment income		($44,185,635)	($70,593,475)

Transactions in Fund Shares
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		19,200,000	$1,301,612,524	29,050,000	$1,780,107,287
Shares redeemed	+	(6,050,000)	(400,104,827)	(9,000,000)	(545,187,393)
Net transactions in fund shares		13,150,000	$901,507,697	20,050,000	$1,234,919,894
Shares Outstanding and Net Assets
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		85,750,000	$5,490,843,456	65,700,000	$3,772,207,063
Total increase	+	13,150,000	1,305,417,745	20,050,000	1,718,636,393
End of period		98,900,000	$6,796,261,201	85,750,000	$5,490,843,456
Net investment income not yet distributed			$15,512,585		$7,333,519
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Schwab U.S. Dividend Equity ETF
Financial Statements
Financial Highlights
	9/1/17– 2/28/18*	9/1/16– 8/31/17	9/1/15– 8/31/16	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13
Per-Share Data
Net asset value at beginning of period	$45.83	$42.47	$36.52	$38.90	$33.00	$28.58
Income (loss) from investment operations:
Net investment income (loss)	0.69 [1]	1.40 [1]	1.29 [1]	1.19 [1]	1.04	0.91
Net realized and unrealized gains (losses)	4.65	3.26	5.85	(2.46)	5.86	4.40
Total from investment operations	5.34	4.66	7.14	(1.27)	6.90	5.31
Less distributions:
Distributions from net investment income	(0.69)	(1.30)	(1.19)	(1.11)	(1.00)	(0.89)
Net asset value at end of period	$50.48	$45.83	$42.47	$36.52	$38.90	$33.00
Total return	11.71% [2]	11.12%	19.89%	(3.47%)	21.15%	18.93%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07% [3]	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	2.79% [3]	3.17%	3.27%	3.03%	3.01%	3.09%
Portfolio turnover rate[4]	4% [2]	15%	22%	19%	26%	13%
Net assets, end of period (x 1,000)	$7,405,896	$6,040,705	$4,300,443	$2,497,808	$2,075,331	$1,141,690

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
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Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund’s Form N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.2%
Other Securities		0.2	13,776,733

Banks 0.4%
Other Securities		0.4	28,298,147

Capital Goods 14.0%
3M Co.	1,066,433	3.4	251,155,636
Cummins, Inc.	282,251	0.6	47,466,151
Eaton Corp. plc	794,079	0.9	64,082,175
Emerson Electric Co.	1,142,159	1.1	81,161,818
Fastenal Co.	516,423	0.4	28,258,667
Lockheed Martin Corp.	447,811	2.1	157,826,509
Rockwell Automation, Inc.	228,375	0.5	41,290,200
The Boeing Co.	993,833	4.9	359,976,251
Other Securities		0.1	9,161,167
		14.0	1,040,378,574

Commercial & Professional Services 0.0%
Other Securities		0.0	3,063,775

Consumer Durables & Apparel 1.4%
VF Corp.	581,698	0.6	43,377,220
Other Securities		0.8	59,037,185
		1.4	102,414,405

Consumer Services 3.5%
Darden Restaurants, Inc.	224,197	0.3	20,668,721
McDonald's Corp.	1,448,930	3.1	228,554,218
Other Securities		0.1	6,650,797
		3.5	255,873,736

Diversified Financials 2.5%
CME Group, Inc.	607,330	1.4	100,913,953
T. Rowe Price Group, Inc.	427,694	0.6	47,858,959
Other Securities		0.5	34,676,204
		2.5	183,449,116

Energy 5.8%
Exxon Mobil Corp.	4,035,993	4.1	305,686,110
ONEOK, Inc.	676,499	0.5	38,107,189
Security	Number of Shares	% of Net Assets	Value ($)
Valero Energy Corp.	788,756	1.0	71,319,317
Other Securities		0.2	12,440,463
		5.8	427,553,079

Food & Staples Retailing 3.2%
Walmart, Inc.	2,617,378	3.2	235,590,194

Food, Beverage & Tobacco 11.6%
Altria Group, Inc.	3,431,973	2.9	216,042,700
General Mills, Inc.	1,027,119	0.7	51,920,866
PepsiCo, Inc.	2,557,114	3.8	280,592,119
The Coca-Cola Co.	6,871,677	4.0	296,993,880
Other Securities		0.2	10,121,646
		11.6	855,671,211

Health Care Equipment & Services 0.0%
Other Securities		0.0	1,412,117

Household & Personal Products 5.3%
Kimberly-Clark Corp.	630,467	0.9	69,931,400
The Clorox Co.	229,668	0.4	29,645,545
The Procter & Gamble Co.	3,640,034	3.9	285,815,470
Other Securities		0.1	6,423,859
		5.3	391,816,274

Insurance 0.7%
Principal Financial Group, Inc.	479,322	0.4	29,876,140
Other Securities		0.3	24,753,022
		0.7	54,629,162

Materials 5.0%
DowDuPont, Inc.	4,170,041	3.9	293,153,882
International Paper Co.	734,754	0.6	43,783,991
Packaging Corp. of America	167,834	0.3	20,005,813
Other Securities		0.2	16,234,868
		5.0	373,178,554

Media 0.5%
Omnicom Group, Inc.	409,674	0.4	31,229,449
Other Securities		0.1	4,245,701
		0.5	35,475,150

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Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 8.7%
Johnson & Johnson	2,352,269	4.1	305,512,698
Pfizer, Inc.	9,328,434	4.6	338,715,438
		8.7	644,228,136

Retailing 7.0%
Best Buy Co., Inc.	472,016	0.5	34,192,839
Genuine Parts Co.	261,267	0.3	23,994,761
Target Corp.	974,790	1.0	73,508,914
The Home Depot, Inc.	1,834,229	4.5	334,324,920
Other Securities		0.7	54,796,757
		7.0	520,818,191

Semiconductors & Semiconductor Equipment 11.6%
Analog Devices, Inc.	656,664	0.8	59,198,260
Intel Corp.	7,638,909	5.1	376,521,825
Maxim Integrated Products, Inc.	505,648	0.4	30,814,189
QUALCOMM, Inc.	2,642,413	2.3	171,756,845
Texas Instruments, Inc.	1,771,309	2.6	191,921,330
Xilinx, Inc.	442,349	0.4	31,517,366
		11.6	861,729,815

Software & Services 10.6%
Automatic Data Processing, Inc.	793,542	1.2	91,511,264
International Business Machines Corp.	1,549,523	3.3	241,462,169
Microsoft Corp.	4,011,994	5.1	376,204,677
Paychex, Inc.	570,708	0.5	37,170,212
Other Securities		0.5	36,169,600
		10.6	782,517,922

Technology Hardware & Equipment 1.0%
HP, Inc.	2,980,382	1.0	69,711,135
Other Securities		0.0	1,746,504
		1.0	71,457,639

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 4.2%
Verizon Communications, Inc.	6,547,027	4.2	312,555,069

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	249,757	0.3	23,317,313
United Parcel Service, Inc., Class B	1,231,012	1.7	128,529,963
		2.0	151,847,276

Utilities 0.5%
WEC Energy Group, Inc.	561,934	0.5	33,671,085
Total Common Stock
(Cost $6,284,458,920)			7,381,405,360

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
Other Securities		0.0	3,302,971
Total Other Investment Company
(Cost $3,302,971)			3,302,971

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/16/18	160	21,715,200	233,139
For the following notes, please refer to the complete schedule of portfolio holdings.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,381,405,360	$—	$—	$7,381,405,360
Other Investment Company[1]	3,302,971	—	—	3,302,971
Futures Contracts[2]	233,139	—	—	233,139
Total	$7,384,941,470	$—	$—	$7,384,941,470
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
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Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings  as of February 28, 2018 (Unaudited) (continued)

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 28, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab U.S. Dividend Equity ETF
Statement of Assets and Liabilities

As of February 28, 2018; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $6,287,761,891)		$7,384,708,331
Deposit with broker for futures contracts		1,116,000
Receivables:
Investments sold		7,536,087
Dividends		27,843,050
Fund shares sold	+	7,572,491
Total assets		7,428,775,959
Liabilities
Payables:
Investments bought		14,687,716
Investment adviser fees		396,584
Fund shares redeemed		7,572,491
Variation margin on futures contracts	+	223,286
Total liabilities		22,880,077
Net Assets
Total assets		7,428,775,959
Total liabilities	–	22,880,077
Net assets		$7,405,895,882
Net Assets by Source
Capital received from investors		6,242,170,721
Net investment income not yet distributed		38,308,635
Net realized capital gains		28,236,947
Net unrealized capital appreciation		1,097,179,579

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,405,895,882		146,700,000		$50.48

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Schwab U.S. Dividend Equity ETF
Statement of Operations

For the period September 1, 2017 through February 28, 2018; unaudited
Investment Income
Dividends		$95,563,249
Expenses
Investment adviser fees		2,337,333
Total expenses	–	2,337,333
Net investment income		93,225,916
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(21,527,825)
Net realized gains on in-kind redemptions		75,484,747
Net realized gains on futures contracts	+	1,666,401
Net realized gains		55,623,323
Net change in unrealized appreciation (depreciation) on investments		533,391,632
Net change in unrealized appreciation (depreciation) on futures contracts	+	72,209
Net change in unrealized appreciation (depreciation)	+	533,463,841
Net realized and unrealized gains		589,087,164
Increase in net assets resulting from operations		$682,313,080
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Schwab U.S. Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/17-2/28/18		9/1/16-8/31/17
Net investment income		$93,225,916	$161,635,384
Net realized gains		55,623,323	118,213,765
Net change in unrealized appreciation (depreciation)	+	533,463,841	261,559,504
Increase in net assets resulting from operations		682,313,080	541,408,653
Distributions to Shareholders
Distributions from net investment income		($90,895,345)	($149,368,750)

Transactions in Fund Shares
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,400,000	$1,129,745,771	45,900,000	$2,020,915,221
Shares redeemed	+	(7,500,000)	(355,972,974)	(15,350,001)	(672,692,389)
Net transactions in fund shares		14,900,000	$773,772,797	30,549,999	$1,348,222,832
Shares Outstanding and Net Assets
		9/1/17-2/28/18		9/1/16-8/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		131,800,000	$6,040,705,350	101,250,001	$4,300,442,615
Total increase	+	14,900,000	1,365,190,532	30,549,999	1,740,262,735
End of period		146,700,000	$7,405,895,882	131,800,000	$6,040,705,350
Net investment income not yet distributed			$38,308,635		$35,978,064
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Schwab U.S. Equity ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. Broad Market ETF	Schwab Emerging Markets Equity ETF™
Schwab 1000 Index ETF	Schwab U.S. TIPS ETF™
Schwab U.S. Large-Cap ETF	Schwab Short-Term U.S. Treasury ETF™
Schwab U.S. Large-Cap Growth ETF	Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Large-Cap Value ETF	Schwab U.S. Aggregate Bond ETF™
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. REIT ETF™	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF™	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF™	Schwab Fundamental Emerging Markets Large Company Index ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Schwab 1000 Index ETF commenced operations on October 11, 2017.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of February 28, 2018 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of February 28, 2018, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 28, 2018, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are not actively managed. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index.
Certain funds primarily invest in dividend paying stocks. As a result, fund performance will correlate directly with the performance of the dividend paying stock segment of the stock market, and a fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Certain funds invest in growth stocks. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of the fund shares may deviate, sometimes significantly, from NAV during periods of market volatility.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
0.03%	0.05%	0.03%	0.04%	0.04%	0.05%	0.05%	0.07%
Investment from Affiliates
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of February 28, 2018, as applicable:
	Underlying Funds
	Schwab U.S. Large-Cap ETF	Schwab U.S. Small-Cap ETF
Schwab VIT Balanced Portfolio	0.1%	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.3%	0.1%
Schwab VIT Growth Portfolio	0.4%	0.2%
Schwab Target 2010 Index Fund	0.0%*	0.0%*
Schwab Target 2015 Index Fund	0.0%*	0.0%*
Schwab Target 2020 Index Fund	0.1%	0.0%*
Schwab Target 2025 Index Fund	0.2%	0.0%*
Schwab Target 2030 Index Fund	0.3%	0.1%
Schwab Target 2035 Index Fund	0.2%	0.0%*
Schwab Target 2040 Index Fund	0.2%	0.1%
Schwab Target 2045 Index Fund	0.2%	0.0%*
Schwab Target 2050 Index Fund	0.1%	0.0%*
Schwab Target 2055 Index Fund	0.1%	0.0%*
Schwab Target 2060 Index Fund	0.1%	0.0%*
*	Less than 0.05%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2018, each fund’s total aggregate security transactions with other Schwab funds as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab U.S. Broad Market ETF	$51,413,424	($5,327,255)
Schwab 1000 Index ETF	—	—
Schwab U.S. Large-Cap ETF	96,744,370	(10,093,031)
Schwab U.S. Large-Cap Growth ETF	132,756,870	(21,126,339)
Schwab U.S. Large-Cap Value ETF	150,265,178	(9,923,111)
Schwab U.S. Mid-Cap ETF	150,385,410	(25,655,391)
Schwab U.S. Small-Cap ETF	186,954,436	(15,912,044)
Schwab U.S. Dividend Equity ETF	31,139,213	(3,925,934)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, all the funds except for Schwab 1000 Index ETF were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Syndicated Credit Facility), which matured on October 5, 2017. On October 5, 2017, all funds became participants in an amended Syndicated Credit Facility to run for a new 364 day period with an increased line of $605 million. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility. Where applicable, CSIM paid the commitment fees and any interest expense charged on any borrowings by a fund, since these expenses are now included in the advisory fee.
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Financial Notes, unaudited (continued)

7. Borrowing from Banks (continued):
On December 1, 2017, the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which terminates on November 30, 2018. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount of any fund borrowings. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense. Where applicable, CSIM paid any interest expense charged. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at February 28, 2018 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 28, 2018, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab U.S. Broad Market ETF	$24,504,029	188
Schwab 1000 Index ETF	243,312	2
Schwab U.S. Large-Cap ETF	27,472,389	210
Schwab U.S. Large-Cap Growth ETF	7,402,504	68
Schwab U.S. Large-Cap Value ETF	10,750,956	99
Schwab U.S. Mid-Cap ETF	7,449,114	54
Schwab U.S. Small-Cap ETF	14,811,694	196
Schwab U.S. Dividend Equity ETF	18,473,074	141

9. Purchases and Sales of Investment Securities:
For the period ended February 28, 2018, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab U.S. Broad Market ETF	$266,006,675	$212,157,681
Schwab 1000 Index ETF	11,143,545	6,394,404
Schwab U.S. Large-Cap ETF	263,379,178	228,835,460
Schwab U.S. Large-Cap Growth ETF	231,133,901	206,380,361
Schwab U.S. Large-Cap Value ETF	269,814,065	267,526,475
Schwab U.S. Mid-Cap ETF	548,149,701	477,255,882
Schwab U.S. Small-Cap ETF	543,988,232	412,946,730
Schwab U.S. Dividend Equity ETF	285,715,681	262,399,261

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional
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Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):
variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 28, 2018, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. Broad Market ETF	$739,904,073	$227,400,949
Schwab 1000 Index ETF	332,266,563	1,258,538
Schwab U.S. Large-Cap ETF	1,395,500,759	201,747,100
Schwab U.S. Large-Cap Growth ETF	776,916,983	285,560,149
Schwab U.S. Large-Cap Value ETF	484,929,741	136,239,597
Schwab U.S. Mid-Cap ETF	682,393,007	226,784,559
Schwab U.S. Small-Cap ETF	1,267,087,040	390,928,501
Schwab U.S. Dividend Equity ETF	1,112,801,007	341,405,272
For the period ended February 28, 2018, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 28, 2018 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes
As of February 28, 2018, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab U.S. Broad Market ETF	Schwab 1000 Index ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF
Tax cost	$8,763,364,492	$335,353,144	$9,216,809,188	$4,065,731,728	$3,448,740,657
Gross unrealized appreciation	$3,228,788,581	$15,702,843	$3,061,920,667	$1,581,326,217	$816,516,177
Gross unrealized depreciation	(264,410,623)	(7,871,875)	(264,428,262)	(98,468,934)	(121,441,178)
Net unrealized appreciation (depreciation)	$2,964,377,958	$7,830,968	$2,797,492,405	$1,482,857,283	$695,074,999

	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Tax cost	$3,616,968,085	$6,060,825,274	$6,291,060,801
Gross unrealized appreciation	$880,443,106	$1,315,433,767	$1,204,552,288
Gross unrealized depreciation	(152,531,154)	(443,801,078)	(110,671,619)
Net unrealized appreciation (depreciation)	$727,911,952	$871,632,689	$1,093,880,669
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Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2017, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab U.S. Broad Market ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
August 31, 2019	$—	$721,062	$631,601	$295,384	$218,695	$927,631	$—
No expiration	60,229,021	45,913,056	51,700,548	16,720,114	133,368,556	41,360,898	27,562,967
Total	$60,229,021	$46,634,118	$52,332,149	$17,015,498	$133,587,251	$42,288,529	$27,562,967
As of August 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2017, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
Initial Approval of Investment Advisory Agreement
The Board of Trustees (the Board or the Trustees, as appropriate) called and held a meeting on September 19, 2017, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (CSIM) as investment adviser to Schwab 1000 Index ETF (the Fund) under the investment advisory agreement between Schwab Strategic Trust (the Trust) and CSIM (the Agreement). In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent accounting firm. In recognition of the fact that the Fund had not yet commenced operations, the Board also considered information provided by CSIM in connection with the Board’s consideration of approval of the investment advisory agreement with respect to the other funds within the Trust. The Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees approved the Agreement with respect to the Fund. The Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:
1.	the nature, extent and quality of the services to be provided to the Fund under the Agreement, including the resources of CSIM and its affiliates to be dedicated to the Fund;
2.	CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;
3.	the Fund’s estimated expenses and how those expenses compared to those of certain other comparable exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to management of other funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement relating to the Fund reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the Fund and the resources of CSIM and its affiliates will dedicate to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported approval of the Agreement with respect to the Fund.
Performance. With regard to Fund performance, since the Fund had not commenced operations and therefore did not have any performance of its own, the Board considered performance of other funds having comparable investment objectives in determining whether to approve the Agreement. The Trustees also considered the risk profile for the Fund and the appropriateness of the benchmark that would be used to compare the performance of the Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s estimated net operating expense ratio in comparison to those of other comparable exchange-traded funds. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by similar exchange-traded funds tracking equity indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the

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expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Fund.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees also considered any other potential benefits to be derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services to be rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Fund.
Economies of Scale. Recognizing that the Fund had not yet commenced operations and had no assets, the Trustees considered the possible development of any economies of scale and whether those could be expected to be passed along to the Fund’s shareholders through various efficiencies that may result from increases in the Fund’s assets. The Board determined that such economies of scale will be shared by way of the relatively low advisory fee and unitary fee structure of the Fund, although the Board will continue to monitor fees as the Fund grows in size and assess whether breakpoints may be warranted. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund may be expected to obtain reasonable benefit from economies of scale if such economies develop.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreement as it relates to the Fund and concluded that the compensation under the Agreement relating to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
dividend yield  A stock’s indicated annual dividend divided by current price. At the portfolio level, it is the value-weighted average of the dividend yield of the securities in the portfolio.
Dow Jones U.S. Broad Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes approximately 2,500 stocks and is float-adjusted market-cap weighted.
Dow Jones U.S. Dividend 100 Index  An index that measures the performance of high-dividend-yielding stocks issued by U.S. companies that have both a record of consistently paying dividends and are fundamentally strong relative to their peers based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad
Market Index, excluding REITs, master limited partnerships, preferred stocks and convertibles. All index eligible stocks must have sustained at least 10 consecutive years of dividend payments, have a minimum float-adjusted market capitalization of $500 million and meet minimum liquidity criteria. The index is modified market capitalization weighted.
Dow Jones U.S. Large-Cap Growth Total Stock Market Index  An index that includes the large-cap growth portion of the Dow Jones U.S. Total Stock Market Index. The index is float-adjusted market-capitalization weighted and includes components ranked 1-750 by full market capitalization and that are classified as “growth” based on a number of factors.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes approximately the largest 750 stocks and is float-adjusted market-capitalization weighted.
Dow Jones U.S. Large-Cap Value Total Stock Market Index  An index that includes the large-cap value portion of the Dow Jones U.S. Total Stock Market Index. The index is float-adjusted market-capitalization weighted and includes the components ranked 1-750 by full market capitalization and that are classified as “value” based on a number of factors.
Dow Jones U.S. Mid-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes the components ranked 501-1000 by full market capitalization and is float-adjusted market-capitalization weighted.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market-capitalization weighted.
Dow Jones U.S. Total Stock Market Index  An index that measures the performance of all publicly traded stocks of companies headquartered in the U.S. for which pricing data is readily available - currently less than 3,800 stocks. The index is a float adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.

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Schwab U.S. Equity ETFs
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  An index that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
SEC yield  A standard yield calculation developed by the Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses. This is also referred to as the “standardized yield.”
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

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Schwab U.S. Equity ETFs  |  Semiannual Report

Notes

Schwab U.S. Equity ETFs
Schwab ETFs™

Schwab ETFs are designed to be low-cost, diversified investments which follow broad market indices and provide exposure to specific segments of the market. These ETFs can serve as part of the foundation of a diversified portfolio. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. TIPS ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Aggregate Bond ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-877-824-5615
© 2018 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

MFR54789-08
00207770

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The condensed schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The complete schedules of investments for the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, Schwab Emerging Market Equity ETF, Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF are filed under this Item.

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.
Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets

Australia 6.1%
Adelaide Brighton Ltd.	486,465	2,494,333
AGL Energy Ltd.	568,438	9,683,005
ALS Ltd.	436,016	2,446,312
Alumina Ltd.	1,696,170	2,947,482
Amcor Ltd.	1,111,560	12,039,947
AMP Ltd.	2,453,895	10,115,527
Ansell Ltd.	126,824	2,594,225
APA Group	929,913	5,797,079
APA Group *(a)	54,701	341,006
Aristocrat Leisure Ltd.	539,503	10,363,052
ASX Ltd.	211,300	9,614,238
Aurizon Holdings Ltd.	1,550,184	5,520,474
AusNet Services	1,981,638	2,625,126
Australia & New Zealand Banking Group Ltd.	2,355,632	53,324,951
Bank of Queensland Ltd.	340,140	3,347,634
Bendigo & Adelaide Bank Ltd.	404,670	3,575,946
BHP Billiton Ltd.	2,559,709	60,836,934
BlueScope Steel Ltd.	520,905	6,628,597
Boral Ltd.	930,269	5,661,565
Brambles Ltd.	1,257,338	9,405,896
Caltex Australia Ltd.	229,367	6,286,084
Challenger Ltd.	510,230	5,009,720
CIMIC Group Ltd.	117,432	4,282,617
Coca-Cola Amatil Ltd.	516,600	3,502,277
Cochlear Ltd.	44,193	6,333,038
Commonwealth Bank of Australia	1,410,842	83,983,075
Computershare Ltd.	469,594	6,528,212
Crown Resorts Ltd.	306,050	3,219,608
CSL Ltd.	369,244	46,949,464
Dexus	739,682	5,360,495
Domino's Pizza Enterprises Ltd.	46,082	1,414,471
Downer EDI Ltd.	616,569	3,329,598
Fairfax Media Ltd.	5,087,079	2,992,901
Flight Centre Travel Group Ltd. (b)	60,270	2,714,131
Fortescue Metals Group Ltd.	1,208,870	4,747,741
Goodman Group	1,593,924	10,197,358
Harvey Norman Holdings Ltd. (b)	581,175	1,816,052
Healthscope Ltd.	1,922,996	2,832,155
Iluka Resources Ltd.	383,188	3,102,447
Incitec Pivot Ltd.	1,386,788	4,106,488
Insurance Australia Group Ltd.	1,948,053	12,447,768
IOOF Holdings Ltd.	365,925	2,974,084
James Hardie Industries plc	327,714	5,835,231
LendLease Group	525,611	7,311,046
Macquarie Atlas Roads Group	615,910	2,658,912
Macquarie Group Ltd.	246,457	19,906,153
Magellan Financial Group Ltd.	91,513	1,812,739
Medibank Pvt Ltd.	2,669,715	6,594,791
Mirvac Group	2,785,335	4,601,402
National Australia Bank Ltd.	2,192,027	51,551,584
Newcrest Mining Ltd.	634,363	10,504,458
Oil Search Ltd.	985,885	5,800,295
Orica Ltd.	297,045	4,316,959
Origin Energy Ltd. *	1,347,710	9,504,339
Orora Ltd.	1,197,706	3,079,931
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Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
OZ Minerals Ltd.	549,629	4,128,797
Qantas Airways Ltd.	815,837	3,744,515
QBE Insurance Group Ltd.	1,132,478	8,992,508
Ramsay Health Care Ltd.	113,771	5,665,123
REA Group Ltd.	30,135	1,807,933
Rio Tinto Ltd.	345,411	21,845,153
Santos Ltd. *	1,670,680	6,561,463
Scentre Group	4,163,359	12,458,104
SEEK Ltd.	245,385	3,864,481
Sims Metal Management Ltd.	163,590	2,224,483
Sonic Healthcare Ltd.	454,512	8,677,374
South32 Ltd.	4,525,921	11,709,057
Stockland	1,735,316	5,463,071
Suncorp Group Ltd.	1,093,611	11,555,785
Sydney Airport	793,188	4,073,225
Tabcorp Holdings Ltd.	2,008,994	7,232,651
Telstra Corp., Ltd.	3,281,372	8,565,982
The GPT Group	1,632,991	6,057,140
The Star Entertainment Grp Ltd.	697,410	2,891,190
TPG Telecom Ltd.	224,028	1,066,646
Transurban Group	1,926,808	17,386,969
Treasury Wine Estates Ltd.	577,076	7,869,515
Vicinity Centres	2,200,388	4,252,338
Wesfarmers Ltd.	937,424	30,191,060
Westfield Corp.	1,629,714	11,124,804
Westpac Banking Corp.	2,786,690	66,817,933
Whitehaven Coal Ltd.	578,032	1,968,386
Woodside Petroleum Ltd.	694,089	15,782,556
Woolworths Group Ltd.	1,090,402	23,460,104
WorleyParsons Ltd.	222,298	2,671,141
		897,080,440

Austria 0.2%
ANDRITZ AG	80,258	4,669,196
Erste Group Bank AG *	216,788	11,081,239
OMV AG	115,039	6,608,477
Raiffeisen Bank International AG *	108,521	4,234,123
voestalpine AG	105,595	6,130,356
		32,723,391

Belgium 1.0%
Ackermans & van Haaren N.V.	22,323	4,037,654
Ageas	172,354	9,070,633
Anheuser-Busch InBev S.A.	614,084	65,519,709
bpost S.A.	48,875	1,661,939
Colruyt S.A.	39,500	2,135,651
Groupe Bruxelles Lambert S.A.	62,019	7,113,327
KBC Groep N.V.	237,171	22,360,241
Proximus	142,903	4,599,558
Solvay S.A.	56,041	7,730,434
Telenet Group Holding N.V. *	56,358	3,880,207
UCB S.A.	104,469	8,674,459
Umicore S.A.	170,261	9,660,293
		146,444,105

Canada 7.0%
Agnico Eagle Mines Ltd.	195,054	7,442,299
Alimentation Couche-Tard, Inc., B Shares	353,709	17,222,386
ARC Resources Ltd.	323,914	3,129,555
Bank of Montreal	528,730	40,207,165
Barrick Gold Corp.	965,221	11,133,544
BCE, Inc.	256,117	11,193,313
BlackBerry Ltd. *	449,898	5,466,822
Brookfield Asset Management, Inc., Class A	693,185	26,913,766
Canadian Imperial Bank of Commerce	367,693	33,631,420
2
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See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Canadian National Railway Co.	606,370	46,982,022
Canadian Natural Resources Ltd.	967,164	30,003,332
Canadian Pacific Railway Ltd.	121,657	21,789,738
Canadian Tire Corp., Ltd., Class A	60,934	8,293,035
Canadian Utilities Ltd., Class A	95,742	2,532,248
Cenovus Energy, Inc.	1,040,398	7,583,656
CGI Group, Inc., Class A *	221,202	12,947,399
CI Financial Corp.	198,812	4,428,216
Constellation Software, Inc.	16,218	10,512,747
Crescent Point Energy Corp.	519,417	3,741,537
Dollarama, Inc.	86,356	10,065,375
Enbridge, Inc.	1,360,462	43,329,656
Encana Corp.	822,551	8,640,525
Fairfax Financial Holdings Ltd.	25,873	12,663,605
Fortis, Inc.	334,152	10,934,556
Franco-Nevada Corp.	149,215	10,471,310
George Weston Ltd.	40,255	3,295,861
Goldcorp, Inc.	723,392	9,066,746
Great-West Lifeco, Inc.	250,638	6,623,173
Husky Energy, Inc. *	306,188	4,047,937
Hydro One Ltd.	195,784	3,139,939
IGM Financial, Inc.	66,702	2,040,076
Imperial Oil Ltd.	184,311	4,998,484
Intact Financial Corp.	99,097	7,675,793
Inter Pipeline Ltd.	289,224	5,035,773
Loblaw Cos. Ltd.	163,038	8,387,611
Magna International, Inc.	314,278	17,316,133
Manulife Financial Corp.	1,627,561	31,018,098
Metro, Inc.	219,780	6,943,220
National Bank of Canada	323,516	15,719,441
Nutrien Ltd. *	539,949	26,568,685
Pembina Pipeline Corp.	416,277	13,404,292
Power Corp. of Canada	297,073	7,050,369
Power Financial Corp.	205,405	5,370,170
Restaurant Brands International, Inc.	190,969	11,209,099
RioCan Real Estate Investment Trust	254,808	4,671,198
Rogers Communications, Inc., B Shares	285,107	12,865,249
Royal Bank of Canada	1,181,029	93,175,340
Saputo, Inc.	180,009	5,761,243
Shaw Communications, Inc., B Shares	405,462	7,860,207
SNC-Lavalin Group, Inc.	121,537	5,280,341
Sun Life Financial, Inc.	509,854	21,033,193
Suncor Energy, Inc.	1,391,208	45,861,494
Teck Resources Ltd., Class B	372,146	10,658,882
TELUS Corp.	95,139	3,439,215
The Bank of Nova Scotia	983,414	61,014,877
The Toronto-Dominion Bank	1,513,165	87,387,685
Thomson Reuters Corp.	229,303	9,047,926
Tourmaline Oil Corp. *	200,470	2,920,962
TransCanada Corp.	741,421	32,113,681
Turquoise Hill Resources Ltd. *	849,463	2,585,481
Valeant Pharmaceuticals International, Inc. *	256,945	4,213,068
Waste Connections, Inc.	202,616	14,367,417
Wheaton Precious Metals Corp.	361,024	6,900,127
		1,021,327,713

Denmark 1.5%
AP Moller - Maersk A/S, A Shares	3,419	5,370,890
AP Moller - Maersk A/S, B Shares	5,172	8,493,202
Carlsberg A/S, B Shares	92,447	11,360,526
Chr Hansen Holding A/S	77,490	6,460,885
Coloplast A/S, B Shares	102,176	8,663,068
Danske Bank A/S	575,561	23,211,754
DSV A/S	164,246	12,924,875
Genmab A/S *	48,743	9,956,513
H. Lundbeck A/S	44,585	2,342,159
ISS A/S	152,913	5,568,169
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Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Jyske Bank A/S	57,590	3,415,892
Novo Nordisk A/S, B Shares	1,440,507	74,705,890
Novozymes A/S, B Shares	182,310	9,406,967
Orsted A/S	134,256	8,376,705
Pandora A/S	90,661	9,504,495
TDC A/S	668,765	5,449,984
Vestas Wind Systems A/S	183,673	13,346,439
William Demant Holding A/S *	129,150	4,637,282
		223,195,695

Finland 0.9%
Elisa Oyj	100,136	4,317,328
Fortum Oyj	322,960	7,109,865
Huhtamaki Oyj	85,025	3,607,750
Kesko Oyj, B Shares	51,660	3,009,851
Kone Oyj, B Shares	302,947	15,736,557
Metso Oyj	83,327	2,679,978
Neste Oyj	109,750	8,063,524
Nokia Oyj	4,748,709	27,817,849
Nokian Renkaat Oyj	116,667	5,374,406
Orion Oyj, Class B	96,132	3,142,232
Sampo Oyj, A Shares	375,587	21,365,079
Stora Enso Oyj, R Shares	396,170	7,042,479
UPM-Kymmene Oyj	415,658	14,311,410
Wartsila Oyj Abp	156,464	11,056,771
		134,635,079

France 8.7%
Accor S.A.	157,589	9,129,667
Aeroports de Paris	22,788	4,613,704
Air Liquide S.A.	339,196	42,673,215
Airbus SE	461,835	55,392,690
ALD S.A. *	65,925	1,078,237
Alstom S.A.	148,134	6,260,275
Amundi S.A.	34,932	2,861,341
Arkema S.A.	57,498	7,535,196
Atos SE	74,687	9,883,486
AXA S.A.	1,533,123	48,354,949
BioMerieux	33,614	2,591,031
BNP Paribas S.A.	888,705	70,855,165
Bollore S.A.	861,000	4,878,853
Bouygues S.A.	176,577	8,971,991
Bureau Veritas S.A.	203,365	5,335,216
Capgemini SE	123,833	15,548,846
Carrefour S.A.	438,170	10,127,150
Casino Guichard Perrachon S.A.	55,965	3,045,660
Cie Generale des Etablissements Michelin S.C.A.	148,632	22,968,061
CNP Assurances	155,572	3,794,869
Compagnie de Saint-Gobain	396,060	22,580,396
Credit Agricole S.A.	955,825	16,478,194
Danone S.A.	478,964	38,409,092
Dassault Aviation S.A.	1,001	1,742,182
Dassault Systemes S.A.	112,480	14,576,043
Edenred	167,941	5,925,712
Eiffage S.A.	58,013	6,304,323
Electricite de France S.A.	387,632	5,061,062
Elior Group S.A. (b)	90,729	1,994,051
Engie S.A.	1,268,883	19,925,270
Essilor International S.A.	168,494	22,163,584
Eurazeo S.A.	41,714	3,991,262
Eurofins Scientific SE	5,843	3,303,807
Eutelsat Communications S.A.	147,826	3,461,684
Faurecia S.A.	66,240	5,597,107
Fonciere Des Regions	30,135	3,159,021
Gecina S.A.	35,062	6,162,204
Getlink SE	422,811	5,448,177
4
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hermes International	24,798	13,371,267
ICADE	15,426	1,496,680
Iliad S.A.	20,220	4,757,171
Imerys S.A.	30,135	3,079,999
Ingenico Group S.A.	57,714	5,034,358
Ipsen S.A.	31,540	4,648,831
JCDecaux S.A.	61,921	2,413,682
Kering S.A.	60,408	28,586,540
Klepierre S.A.	155,406	6,431,126
L'Oreal S.A.	195,754	42,270,947
Lagardere S.C.A.	116,866	3,449,363
Legrand S.A.	216,432	17,036,714
LVMH Moet Hennessy Louis Vuitton SE	201,041	60,441,741
Natixis S.A.	670,407	5,805,402
Orange S.A.	1,624,243	27,615,263
Orpea	30,409	3,659,879
Pernod-Ricard S.A.	183,301	30,181,027
Peugeot S.A.	394,268	8,951,380
Publicis Groupe S.A.	183,700	13,900,050
Remy Cointreau S.A.	18,536	2,529,773
Renault S.A.	155,396	16,959,038
Rexel S.A.	267,294	4,718,926
Rubis SCA	63,703	4,572,374
Safran S.A.	247,078	27,392,607
Sanofi	886,933	70,346,092
Sartorius Stedim Biotech	11,505	1,021,535
Schneider Electric SE *	434,966	37,973,656
SCOR SE	139,081	5,935,361
SEB S.A.	22,289	4,564,326
SES S.A.	315,007	5,044,526
Societe BIC S.A.	26,833	2,819,421
Societe Generale S.A.	593,306	34,097,256
Sodexo S.A.	74,194	9,148,615
STMicroelectronics N.V.	538,467	12,359,876
Suez	327,180	4,519,188
TechnipFMC plc	379,560	11,101,075
Teleperformance	44,764	6,393,243
Thales S.A.	87,840	9,807,056
Total S.A.	1,877,192	107,538,670
UBISOFT Entertainment S.A. *	50,980	4,228,089
Valeo S.A.	206,640	13,473,448
Veolia Environnement S.A.	383,334	9,336,644
Vinci S.A.	383,145	38,001,080
Vivendi S.A.	908,949	23,557,753
Wendel S.A.	30,135	5,241,144
		1,277,994,965

Germany 7.7%
adidas AG	161,641	35,998,774
Allianz SE	370,434	86,754,640
Axel Springer SE	51,660	4,662,529
BASF SE	745,521	78,570,459
Bayer AG	674,881	79,208,738
Bayerische Motoren Werke AG	258,573	27,380,310
Beiersdorf AG	83,116	9,135,687
Brenntag AG	126,402	7,936,479
CECONOMY AG	114,063	1,496,203
Commerzbank AG *	823,789	12,798,310
Continental AG	90,405	24,886,247
Covestro AG	122,698	13,968,208
Daimler AG	793,040	68,160,814
Deutsche Bank AG	1,539,181	24,779,870
Deutsche Boerse AG	169,676	22,650,176
Deutsche Lufthansa AG	193,725	6,525,965
Deutsche Post AG	781,574	35,880,222
Deutsche Telekom AG	2,637,173	42,649,854
Deutsche Wohnen SE	255,811	10,592,401
5
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
E.ON SE	1,616,373	16,480,989
Evonik Industries AG	146,843	5,449,926
Fielmann AG	25,830	2,137,517
Fraport AG Frankfurt Airport Services Worldwide	38,745	3,976,066
Fresenius Medical Care AG & Co. KGaA	164,283	17,452,039
Fresenius SE & Co. KGaA	321,233	26,289,243
Fuchs Petrolub SE	35,560	1,862,775
GEA Group AG	155,912	7,406,660
Hannover Rueck SE	55,965	7,638,041
HeidelbergCement AG	117,120	11,819,034
Hella GmbH & Co. KGaA	14,463	982,537
Henkel AG & Co. KGaA	84,163	10,146,898
HOCHTIEF AG	19,267	3,254,612
HUGO BOSS AG	52,462	4,693,962
Infineon Technologies AG	938,810	25,648,450
Innogy SE	107,925	4,318,806
K+S AG	233,901	6,547,118
KION Group AG	56,890	4,890,320
LANXESS AG	78,157	6,539,242
LEG Immobilien AG	52,007	5,422,028
Linde AG *	153,681	34,554,032
MAN SE	26,673	3,044,971
Merck KGaA	111,930	11,224,303
METRO AG	114,063	2,232,132
MTU Aero Engines AG	47,812	8,023,997
Muenchener Rueckversicherungs-Gesellschaft AG	111,242	24,978,018
OSRAM Licht AG	73,185	5,826,901
ProSiebenSat.1 Media SE	210,180	8,341,504
QIAGEN N.V. *	194,385	6,567,165
RTL Group S.A. *	30,135	2,649,976
RWE AG *	487,815	9,763,356
SAP SE	742,535	78,065,582
Siemens AG	615,655	81,425,855
Suedzucker AG	124,925	2,248,905
Symrise AG	100,047	8,160,857
Telefonica Deutschland Holding AG	612,119	2,829,505
ThyssenKrupp AG	361,702	9,846,469
Uniper SE	168,251	5,115,821
United Internet AG	95,896	6,545,060
Volkswagen AG	30,391	6,097,423
Vonovia SE	399,373	18,290,436
Wacker Chemie AG	17,220	2,941,384
Wirecard AG	104,682	12,604,121
Zalando SE *	103,616	5,927,002
		1,124,296,924

Hong Kong 3.5%
AAC Technologies Holdings, Inc.	596,806	11,889,903
AIA Group Ltd.	9,890,942	82,853,213
ASM Pacific Technology Ltd.	250,067	3,595,075
BOC Hong Kong Holdings Ltd.	3,342,834	16,916,441
Brightoil Petroleum Holdings Ltd. *(a)	2,936,732	422,198
Cathay Pacific Airways Ltd. *	793,808	1,345,111
China Mengniu Dairy Co., Ltd. *	2,458,910	8,122,733
China Travel International Investment Hong Kong Ltd.	4,632,872	1,740,591
CK Asset Holdings Ltd.	2,390,561	20,681,760
CK Hutchison Holdings Ltd.	2,387,203	29,896,093
CK Infrastructure Holdings Ltd.	517,604	4,345,723
CLP Holdings Ltd.	1,474,927	14,908,914
Galaxy Entertainment Group Ltd.	1,838,737	16,095,675
Haitong International Securities Group Ltd. (b)	1,981,336	1,202,682
Hang Lung Group Ltd.	626,585	2,121,900
Hang Lung Properties Ltd.	2,250,607	5,378,241
Hang Seng Bank Ltd.	650,257	16,162,318
Henderson Land Development Co., Ltd.	986,510	6,429,403
Hong Kong & China Gas Co., Ltd.	6,856,645	13,563,808
Hong Kong Exchanges & Clearing Ltd.	1,036,725	37,625,382
6
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hongkong Land Holdings Ltd.	999,920	6,889,449
Hopewell Holdings Ltd.	956,784	3,753,628
Hysan Development Co., Ltd.	448,680	2,600,237
Jardine Matheson Holdings Ltd.	178,823	11,650,318
Jardine Strategic Holdings Ltd.	182,916	7,285,544
Kerry Properties Ltd.	663,598	3,014,697
Kingston Financial Group Ltd.	1,318,148	796,754
Li & Fung Ltd.	6,605,458	3,334,257
Link REIT	1,972,334	16,861,864
Minth Group Ltd.	557,223	3,296,925
MTR Corp. Ltd.	1,195,212	6,338,581
New World Development Co., Ltd.	4,959,707	7,554,945
NWS Holdings Ltd.	1,419,351	2,677,165
PCCW Ltd.	4,305,000	2,453,618
Power Assets Holdings Ltd.	1,223,218	10,402,816
PRADA S.p.A.	422,486	1,746,568
Samsonite International S.A.	1,060,473	4,621,181
Sands China Ltd.	2,271,419	12,815,247
Semiconductor Manufacturing International Corp. *(b)	2,606,831	3,511,175
Shui On Land Ltd.	6,457,500	1,815,458
Sino Land Co., Ltd.	2,596,329	4,591,925
Sun Art Retail Group Ltd.	1,430,492	1,901,156
Sun Hung Kai Properties Ltd.	1,177,280	19,663,207
Swire Pacific Ltd., Class A	525,968	5,323,331
Swire Properties Ltd.	1,250,204	4,273,697
Techtronic Industries Co., Ltd.	1,115,237	6,997,577
The Bank of East Asia Ltd.	1,275,268	5,614,223
The Wharf Holdings Ltd.	1,068,759	4,001,717
Tingyi Cayman Islands Holding Corp.	2,037,632	4,280,816
VTech Holdings Ltd.	108,156	1,492,703
Want Want China Holdings Ltd.	3,954,304	3,340,185
WH Group Ltd.	7,424,123	9,202,713
Wharf Real Estate Investment Co., Ltd. *	925,911	6,294,770
Wheelock & Co., Ltd.	690,114	5,031,245
Wynn Macau Ltd.	1,718,063	6,037,690
Xinyi Glass Holdings Ltd. *	1,942,045	3,022,773
Xinyi Solar Holdings Ltd.	3,371,109	1,395,780
Yue Yuen Industrial Holdings Ltd.	725,010	3,103,758
		504,286,857

Ireland 0.2%
AIB Group plc	569,107	3,748,203
Bank of Ireland Group plc *	759,457	7,132,295
Glanbia plc	168,748	3,000,762
Kerry Group plc, A Shares	108,133	10,807,932
Kingspan Group plc	121,704	5,165,585
		29,854,777

Israel 0.4%
Azrieli Group Ltd.	34,440	1,701,903
Bank Hapoalim B.M.	981,540	7,034,104
Bank Leumi Le-Israel	1,284,544	7,793,293
Bezeq The Israeli Telecommunication Corp., Ltd.	2,575,341	3,950,603
Elbit Systems Ltd.	18,440	2,636,598
First International Bank of Israel Ltd.	112,692	2,485,059
Frutarom Industries Ltd.	31,351	2,887,373
Gazit-Globe Ltd.	126,311	1,286,903
Harel Insurance Investments & Financial Services Ltd.	1,457	11,658
Israel Chemicals Ltd.	586,645	2,519,101
Israel Discount Bank Ltd., A Shares *	1,180,747	3,398,272
Mizrahi Tefahot Bank Ltd.	159,882	2,964,297
NICE Ltd.	52,451	5,117,465
Teva Pharmaceutical Industries Ltd.	758,810	14,527,361
Tower Semiconductor Ltd. *	53,704	1,581,189
		59,895,179

7
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Italy 2.3%
A2A S.p.A.	937,486	1,664,798
Assicurazioni Generali S.p.A.	1,137,516	21,421,023
Atlantia S.p.A.	453,050	14,024,041
Banca Mediolanum S.p.A.	203,449	1,841,174
Banco BPM S.p.A. *	1,246,736	4,724,449
Buzzi Unicem S.p.A.	52,528	1,300,536
CNH Industrial N.V.	758,384	10,308,718
Davide Campari-Milano S.p.A.	561,794	4,042,635
Enel S.p.A.	6,240,070	36,371,557
Eni S.p.A.	2,014,962	33,702,833
EXOR N.V.	103,376	7,552,347
Ferrari N.V.	107,694	13,463,277
Fiat Chrysler Automobiles N.V. *	857,019	18,367,373
FinecoBank Banca Fineco S.p.A.	306,559	3,783,816
Intesa Sanpaolo S.p.A.	10,728,434	40,510,975
Italgas S.p.A.	389,380	2,097,667
Leonardo S.p.A.	349,834	3,776,076
Luxottica Group S.p.A.	131,440	7,912,944
Mediobanca S.p.A.	503,685	6,053,506
Moncler S.p.A.	123,021	4,306,223
Parmalat S.p.A.	413,817	1,493,948
Pirelli & C S.p.A. *	295,084	2,622,946
Poste Italiane S.p.A.	324,334	2,793,544
Prysmian S.p.A.	177,020	5,596,194
Recordati S.p.A.	112,426	4,038,197
Saipem S.p.A. *	540,994	2,223,606
Snam S.p.A.	1,954,775	8,776,028
Telecom Italia S.p.A. *	10,698,613	9,655,941
Telecom Italia S.p.A. - RSP	5,579,280	4,266,592
Tenaris S.A.	396,060	6,859,378
Terna Rete Elettrica Nazionale S.p.A.	1,347,465	7,494,070
UniCredit S.p.A. *	1,809,366	38,499,731
Unione di Banche Italiane S.p.A.	812,377	3,932,549
UnipolSai Assicurazioni S.p.A.	857,925	2,070,240
		337,548,932

Japan 22.8%
ABC-Mart, Inc.	35,043	2,233,189
Acom Co., Ltd. *(b)	478,999	2,181,655
Advantest Corp.	186,381	3,959,756
Aeon Co., Ltd.	625,510	10,589,793
AEON Financial Service Co., Ltd.	163,994	3,845,302
Aeon Mall Co., Ltd.	112,556	2,359,662
Ain Holdings, Inc.	21,690	1,455,418
Air Water, Inc.	207,160	4,148,830
Aisin Seiki Co., Ltd.	164,606	9,672,270
Ajinomoto Co., Inc.	448,680	8,228,919
Alfresa Holdings Corp.	173,064	3,907,138
Alps Electric Co., Ltd.	144,733	4,008,116
Amada Holdings Co., Ltd.	416,617	5,606,691
ANA Holdings, Inc.	105,894	4,270,296
Aoyama Trading Co., Ltd.	78,410	3,273,666
Aozora Bank Ltd.	106,584	4,390,016
Asahi Glass Co., Ltd.	168,514	7,035,564
Asahi Group Holdings Ltd.	323,721	16,658,563
Asahi Intecc Co., Ltd.	101,079	3,599,646
Asahi Kasei Corp.	1,090,653	14,141,028
Asics Corp.	155,470	2,490,026
Astellas Pharma, Inc.	1,661,020	24,602,803
Azbil Corp.	60,450	2,696,612
Bandai Namco Holdings, Inc.	177,027	5,748,546
Benesse Holdings, Inc.	87,148	3,148,452
Bridgestone Corp.	515,753	23,113,545
Brother Industries Ltd.	232,694	5,857,421
Calbee, Inc.	60,446	2,027,990
8
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Canon, Inc.	827,007	31,745,660
Casio Computer Co., Ltd.	198,570	2,953,288
Central Japan Railway Co.	151,865	28,393,297
Chubu Electric Power Co., Inc.	608,682	8,331,194
Chugai Pharmaceutical Co., Ltd.	190,080	9,886,547
Citizen Watch Co., Ltd.	327,608	2,523,722
Coca-Cola Bottlers Japan Holdings, Inc.	92,781	3,538,903
COMSYS Holdings Corp.	151,070	4,000,973
Concordia Financial Group Ltd.	1,283,007	7,526,942
Credit Saison Co., Ltd.	198,870	3,446,049
CyberAgent, Inc.	86,700	3,757,907
Dai Nippon Printing Co., Ltd.	271,585	5,729,233
Dai-ichi Life Holdings, Inc.	1,010,633	20,192,770
Daicel Corp.	413,484	4,770,150
Daifuku Co., Ltd.	75,141	4,971,608
Daiichi Sankyo Co., Ltd.	548,300	19,567,278
Daikin Industries Ltd.	238,480	28,272,077
Daito Trust Construction Co., Ltd.	61,121	10,167,263
Daiwa House Industry Co., Ltd.	588,510	21,934,345
Daiwa Securities Group, Inc.	1,404,170	9,432,633
DeNA Co., Ltd.	130,758	2,395,688
Denka Co., Ltd.	78,286	2,912,660
Denso Corp.	396,070	23,328,803
Dentsu, Inc.	191,902	8,893,261
DIC Corp.	74,434	2,696,101
Disco Corp.	22,884	5,406,547
DMG Mori Co., Ltd.	82,959	1,694,865
Don Quijote Holdings Co., Ltd.	91,054	5,128,481
Dowa Holdings Co., Ltd.	38,991	1,452,502
East Japan Railway Co.	298,770	28,167,623
Ebara Corp.	78,667	2,948,953
Eisai Co., Ltd.	224,028	11,958,798
Electric Power Development Co., Ltd.	168,876	4,307,956
Ezaki Glico Co., Ltd.	69,806	3,421,446
FamilyMart UNY Holdings Co., Ltd.	75,391	5,715,882
FANUC Corp.	163,949	41,960,988
Fast Retailing Co., Ltd.	43,504	17,355,937
Fuji Electric Co., Ltd.	496,034	3,802,594
FUJIFILM Holdings Corp.	311,164	13,055,445
Fujikura Ltd.	180,862	1,335,638
Fujitsu Ltd.	1,735,609	10,473,348
Fukuoka Financial Group, Inc.	651,772	3,365,600
Furukawa Electric Co., Ltd.	83,794	4,617,485
Hakuhodo DY Holdings, Inc.	229,127	3,332,600
Hamamatsu Photonics K.K.	122,344	4,913,022
Hankyu Hanshin Holdings, Inc.	224,489	8,415,313
Haseko Corp.	284,196	4,200,151
Hikari Tsushin, Inc.	17,230	2,499,605
Hino Motors Ltd.	255,680	3,390,537
Hirose Electric Co., Ltd.	22,836	3,413,469
Hisamitsu Pharmaceutical Co., Inc.	69,354	5,030,692
Hitachi Chemical Co., Ltd.	91,195	2,050,296
Hitachi Construction Machinery Co., Ltd.	142,297	6,127,686
Hitachi High-Technologies Corp.	49,168	2,419,118
Hitachi Ltd.	3,840,364	29,440,211
Hitachi Metals Ltd.	211,455	2,726,790
Hokuriku Electric Power Co.	233,253	1,820,906
Honda Motor Co., Ltd.	1,475,611	53,725,212
Hoshizaki Corp.	45,101	4,091,445
Hoya Corp.	315,071	16,744,929
Hulic Co., Ltd.	306,705	3,431,946
Ibiden Co., Ltd.	108,188	1,764,183
Idemitsu Kosan Co., Ltd.	104,056	4,022,595
IHI Corp.	117,689	4,036,753
Iida Group Holdings Co., Ltd.	112,731	2,137,246
Inpex Corp.	788,859	9,695,784
Isetan Mitsukoshi Holdings Ltd.	469,708	5,555,236
Isuzu Motors Ltd.	465,888	7,365,663
9
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
ITOCHU Corp.	1,233,370	23,880,253
Itoham Yonekyu Holdings, Inc.	143,847	1,220,013
J Front Retailing Co., Ltd.	270,358	4,943,240
Japan Airlines Co., Ltd.	97,622	3,740,934
Japan Airport Terminal Co., Ltd.	44,870	1,703,046
Japan Exchange Group, Inc.	462,151	8,038,539
Japan Post Bank Co., Ltd.	349,697	4,804,422
Japan Post Holdings Co., Ltd.	1,213,303	14,679,482
Japan Tobacco, Inc.	990,466	28,292,398
JFE Holdings, Inc.	443,485	10,338,493
JGC Corp.	202,865	4,678,794
JSR Corp.	204,193	4,956,280
JTEKT Corp.	211,555	3,299,072
JXTG Holdings, Inc.	2,799,493	17,210,697
Kagome Co., Ltd.	89,240	3,056,766
Kajima Corp.	740,740	7,094,665
Kakaku.com, Inc.	105,099	1,793,592
Kaken Pharmaceutical Co., Ltd.	34,536	1,961,372
Kaneka Corp.	224,806	2,298,518
Kansai Paint Co., Ltd.	185,685	4,698,463
Kao Corp.	426,478	31,382,834
Kawasaki Heavy Industries Ltd.	128,060	4,704,514
Kawasaki Kisen Kaisha Ltd. *(b)	122,129	2,966,669
KDDI Corp.	1,478,905	36,527,380
Keihan Holdings Co., Ltd.	88,485	2,782,130
Keikyu Corp.	212,736	3,823,885
Keio Corp.	122,797	5,403,045
Keisei Electric Railway Co., Ltd.	150,678	4,942,346
Kewpie Corp.	109,847	3,017,305
Keyence Corp.	73,712	45,088,630
Kikkoman Corp.	131,759	5,260,235
Kintetsu Group Holdings Co., Ltd.	140,689	5,432,160
Kirin Holdings Co., Ltd.	733,527	19,100,368
Kobayashi Pharmaceutical Co., Ltd.	44,920	2,942,606
Kobe Steel Ltd. *	217,609	2,426,828
Koito Manufacturing Co., Ltd.	95,209	6,647,365
Komatsu Ltd.	745,409	27,355,997
Konami Holdings Corp.	82,615	4,374,441
Konica Minolta, Inc.	418,499	3,886,720
Kose Corp.	22,260	4,201,456
Kubota Corp.	901,422	16,447,857
Kuraray Co., Ltd.	304,444	5,346,779
Kurita Water Industries Ltd.	103,631	3,200,076
Kyocera Corp.	254,193	15,134,137
Kyowa Hakko Kirin Co., Ltd.	212,499	4,520,620
Kyushu Electric Power Co., Inc.	430,500	4,845,420
Kyushu Financial Group, Inc.	387,946	2,181,412
Kyushu Railway Co.	162,045	5,011,466
Lawson, Inc.	56,414	3,695,552
LINE Corp. *	32,406	1,319,564
Lion Corp.	202,865	3,830,870
LIXIL Group Corp.	246,015	6,042,878
M3, Inc.	186,561	7,308,233
Mabuchi Motor Co., Ltd.	48,552	2,516,213
Makita Corp.	207,296	9,849,498
Marubeni Corp.	1,325,970	10,186,004
Marui Group Co., Ltd.	213,110	4,116,206
Maruichi Steel Tube Ltd.	73,266	2,313,916
Matsumotokiyoshi Holdings Co., Ltd.	72,002	3,049,989
Mazda Motor Corp.	478,245	6,707,217
Mebuki Financial Group, Inc.	901,123	3,656,682
Medipal Holdings Corp.	117,671	2,415,065
Megmilk Snow Brand Co., Ltd.	52,328	1,422,647
MEIJI Holdings Co., Ltd.	116,374	8,539,510
MINEBEA MITSUMI, Inc.	350,385	8,077,851
Miraca Holdings, Inc.	44,430	1,669,690
MISUMI Group, Inc.	263,550	7,656,670
Mitsubishi Chemical Holdings Corp.	1,162,841	11,922,104
10
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mitsubishi Corp.	1,033,207	29,203,433
Mitsubishi Electric Corp.	1,676,295	28,544,380
Mitsubishi Estate Co., Ltd.	901,289	15,841,502
Mitsubishi Gas Chemical Co., Inc.	151,922	3,815,669
Mitsubishi Heavy Industries Ltd.	259,060	10,638,685
Mitsubishi Logistics Corp.	77,566	1,831,838
Mitsubishi Materials Corp.	172,403	5,444,901
Mitsubishi Motors Corp.	565,204	4,497,054
Mitsubishi Tanabe Pharma Corp.	216,822	4,663,385
Mitsubishi UFJ Financial Group, Inc.	10,474,360	74,828,777
Mitsubishi UFJ Lease & Finance Co., Ltd.	441,112	2,823,481
Mitsui & Co., Ltd.	1,444,352	26,415,378
Mitsui Chemicals, Inc.	173,033	5,326,961
Mitsui Fudosan Co., Ltd.	792,511	19,147,119
Mitsui Mining & Smelting Co., Ltd.	45,719	2,309,408
Mitsui OSK Lines Ltd.	108,116	3,414,563
Mizuho Financial Group, Inc.	20,966,308	39,179,812
MonotaRO Co., Ltd.	56,696	1,830,446
Morinaga & Co., Ltd.	26,966	1,235,778
MS&AD Insurance Group Holdings, Inc.	430,500	13,442,913
Murata Manufacturing Co., Ltd.	157,241	22,081,968
Nabtesco Corp.	107,969	4,700,023
Nagoya Railroad Co., Ltd.	132,096	3,383,331
Nankai Electric Railway Co., Ltd.	129,169	3,303,521
NEC Corp.	210,480	6,430,484
Nexon Co., Ltd. *	177,610	6,458,243
NGK Insulators Ltd.	220,511	4,141,362
NGK Spark Plug Co., Ltd.	185,685	4,754,149
NH Foods Ltd.	190,040	4,283,269
Nichirei Corp.	91,707	2,350,580
Nidec Corp.	193,002	31,218,917
Nihon M&A Center, Inc.	56,849	3,708,065
Nikon Corp.	341,947	6,992,440
Nintendo Co., Ltd.	90,642	41,691,667
Nippon Electric Glass Co., Ltd.	64,801	1,976,733
Nippon Express Co., Ltd.	73,596	4,965,945
Nippon Kayaku Co., Ltd.	138,053	1,786,713
Nippon Paint Holdings Co., Ltd.	130,304	4,774,740
Nippon Shinyaku Co., Ltd.	48,245	2,721,849
Nippon Shokubai Co., Ltd.	26,732	1,903,971
Nippon Steel & Sumitomo Metal Corp.	647,371	15,510,088
Nippon Telegraph & Telephone Corp.	557,945	26,050,157
Nippon Yusen K.K. *	135,682	2,965,282
Nipro Corp.	122,002	1,813,366
Nissan Chemical Industries Ltd.	121,219	4,839,445
Nissan Motor Co., Ltd.	1,628,953	17,174,192
Nisshin Seifun Group, Inc.	285,734	5,682,279
Nissin Foods Holdings Co., Ltd.	69,720	4,782,816
Nitori Holdings Co., Ltd.	61,036	10,304,705
Nitto Denko Corp.	134,245	11,200,818
NOK Corp.	156,151	3,362,870
Nomura Holdings, Inc.	2,820,794	17,436,819
Nomura Real Estate Holdings, Inc.	91,150	2,210,732
Nomura Research Institute Ltd.	86,860	3,923,576
NSK Ltd.	367,727	5,544,939
NTN Corp.	388,645	1,719,136
NTT Data Corp.	561,350	5,849,971
NTT DOCOMO, Inc.	1,090,013	28,040,726
Obayashi Corp.	577,268	6,567,671
Obic Co., Ltd.	61,415	5,145,496
Odakyu Electric Railway Co., Ltd.	263,856	5,395,565
Oji Holdings Corp.	737,965	4,854,987
Olympus Corp.	234,579	9,464,061
Omron Corp.	156,092	9,303,642
Ono Pharmaceutical Co., Ltd.	397,204	11,651,268
Oracle Corp. Japan	40,653	3,169,795
Oriental Land Co., Ltd.	168,459	16,450,427
ORIX Corp.	1,117,869	20,009,651
11
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Osaka Gas Co., Ltd.	390,582	7,752,708
Otsuka Corp.	60,630	5,664,974
Otsuka Holdings Co., Ltd.	341,985	17,255,492
Panasonic Corp.	1,778,987	27,967,300
Park24 Co., Ltd.	88,244	2,128,673
PeptiDream, Inc. *	90,842	4,188,582
Persol Holdings Co., Ltd.	143,356	3,695,913
Pigeon Corp.	99,074	4,043,553
Pola Orbis Holdings, Inc.	47,971	2,029,793
Rakuten, Inc.	635,303	5,818,674
Recruit Holdings Co., Ltd.	1,020,321	24,784,893
Renesas Electronics Corp. *	359,395	4,166,362
Resona Holdings, Inc.	1,861,436	10,676,152
Resorttrust, Inc.	91,195	2,065,679
Ricoh Co., Ltd.	538,875	5,837,960
Rinnai Corp.	36,266	3,266,166
Rohm Co., Ltd.	70,041	7,463,251
Rohto Pharmaceutical Co., Ltd.	82,605	2,317,786
Ryohin Keikaku Co., Ltd.	22,056	7,575,581
Sanrio Co., Ltd. (b)	82,005	1,487,088
Santen Pharmaceutical Co., Ltd.	358,019	5,770,982
Sawai Pharmaceutical Co., Ltd.	48,755	2,268,578
SBI Holdings, Inc.	170,705	3,965,866
SCREEN Holdings Co., Ltd.	30,613	2,880,413
Secom Co., Ltd.	176,967	12,737,047
Sega Sammy Holdings, Inc.	159,615	2,332,035
Seibu Holdings, Inc.	226,118	3,869,467
Seiko Epson Corp.	255,061	4,909,754
Sekisui Chemical Co., Ltd.	344,600	6,539,665
Sekisui House Ltd.	508,010	8,945,699
Seven & i Holdings Co., Ltd.	651,459	27,235,449
Seven Bank Ltd.	947,940	3,286,986
Sharp Corp. *(b)	117,695	4,136,228
Shikoku Electric Power Co., Inc.	152,745	1,727,784
Shimadzu Corp.	215,564	5,565,614
Shimamura Co., Ltd.	25,918	3,094,469
Shimano, Inc.	65,135	9,449,321
Shimizu Corp.	581,825	5,441,745
Shin-Etsu Chemical Co., Ltd.	332,842	35,481,728
Shinsei Bank Ltd.	148,923	2,367,025
Shionogi & Co., Ltd.	250,510	13,125,921
Shiseido Co., Ltd.	312,201	18,903,806
Shochiku Co., Ltd.	11,126	1,568,202
Showa Denko K.K.	109,901	5,479,343
Showa Shell Sekiyu K.K.	250,666	3,272,365
SMC Corp.	48,672	20,539,808
SoftBank Group Corp.	695,063	57,940,915
Sohgo Security Services Co., Ltd.	56,896	2,698,034
Sojitz Corp.	1,010,455	3,333,304
Sompo Holdings, Inc.	315,780	12,260,686
Sony Corp.	1,030,994	52,581,129
Sony Financial Holdings, Inc.	130,150	2,439,436
Sotetsu Holdings, Inc.	61,060	1,623,994
Square Enix Holdings Co., Ltd.	90,495	3,884,233
Stanley Electric Co., Ltd.	146,730	5,796,045
Start Today Co., Ltd.	157,540	4,110,317
Subaru Corp.	508,268	18,005,277
Sugi Holdings Co., Ltd.	39,355	2,168,665
Sumco Corp.	220,567	5,959,371
Sumitomo Chemical Co., Ltd.	1,245,756	7,810,419
Sumitomo Corp.	908,734	16,087,330
Sumitomo Dainippon Pharma Co., Ltd.	150,869	2,323,019
Sumitomo Electric Industries Ltd.	667,746	10,625,863
Sumitomo Forestry Co., Ltd.	156,827	2,649,914
Sumitomo Heavy Industries Ltd.	111,998	4,434,577
Sumitomo Metal Mining Co., Ltd.	194,546	9,174,411
Sumitomo Mitsui Financial Group, Inc.	1,080,839	47,465,550
Sumitomo Mitsui Trust Holdings, Inc.	314,698	12,773,132
12
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sumitomo Osaka Cement Co., Ltd.	357,599	1,658,887
Sumitomo Realty & Development Co., Ltd.	334,039	12,212,044
Sumitomo Rubber Industries Ltd.	181,104	3,492,920
Sundrug Co., Ltd.	70,320	3,258,820
Suntory Beverage & Food Ltd.	112,038	5,228,895
Suruga Bank Ltd.	168,505	2,785,650
Suzuken Co., Ltd.	77,510	3,181,611
Suzuki Motor Corp.	345,785	19,916,542
Sysmex Corp.	117,807	9,837,031
T&D Holdings, Inc.	488,589	8,148,110
Taiheiyo Cement Corp.	109,156	4,091,879
Taisei Corp.	174,428	8,908,979
Taisho Pharmaceutical Holdings Co., Ltd.	35,010	3,208,826
Takashimaya Co., Ltd.	275,880	2,815,551
Takeda Pharmaceutical Co., Ltd.	625,613	35,834,747
TDK Corp.	99,464	9,107,008
Teijin Ltd.	163,842	3,250,584
Terumo Corp.	248,062	13,413,783
The Bank of Kyoto Ltd.	70,344	3,935,651
The Chiba Bank Ltd.	551,760	4,591,752
The Chugoku Bank Ltd.	198,561	2,469,336
The Chugoku Electric Power Co., Inc.	297,923	3,492,823
The Gunma Bank Ltd.	444,660	2,762,847
The Hachijuni Bank Ltd.	436,711	2,656,159
The Hiroshima Bank Ltd.	282,215	2,216,355
The Iyo Bank Ltd.	337,286	2,693,104
The Japan Steel Works Ltd.	37,465	1,165,679
The Juroku Bank Ltd.	43,862	1,188,781
The Kansai Electric Power Co., Inc.	638,485	7,808,659
The San-In Godo Bank Ltd.	147,792	1,404,443
The Shiga Bank Ltd.	245,815	1,290,065
The Shizuoka Bank Ltd.	465,860	4,745,699
The Yokohama Rubber Co., Ltd.	99,824	2,480,047
THK Co., Ltd.	117,259	5,142,890
TIS, Inc.	87,671	3,261,833
Tobu Railway Co., Ltd.	194,587	6,036,109
Toho Co., Ltd.	112,070	3,649,719
Toho Gas Co., Ltd.	92,642	2,726,169
Tohoku Electric Power Co., Inc.	430,500	5,664,421
Tokio Marine Holdings, Inc.	590,866	27,498,623
Tokyo Electric Power Co. Holdings, Inc. *	1,341,247	5,178,705
Tokyo Electron Ltd.	126,063	24,880,622
Tokyo Gas Co., Ltd.	314,896	7,923,675
Tokyo Tatemono Co., Ltd.	142,214	2,216,409
Tokyu Corp.	409,025	6,566,326
Tokyu Fudosan Holdings Corp.	430,500	3,195,314
Topcon Corp.	87,860	1,977,787
Toppan Printing Co., Ltd.	530,285	4,567,095
Toray Industries, Inc.	1,309,614	13,328,718
Toshiba Corp. *	2,979,988	8,852,970
Tosoh Corp.	267,378	5,637,979
TOTO Ltd.	115,720	6,138,187
Toyo Seikan Group Holdings Ltd.	113,937	1,703,102
Toyo Suisan Kaisha Ltd.	91,395	3,588,820
Toyo Tire & Rubber Co., Ltd.	142,655	2,677,831
Toyota Industries Corp.	130,001	8,235,854
Toyota Motor Corp.	2,121,503	143,845,876
Toyota Tsusho Corp.	186,876	6,996,576
Trend Micro, Inc.	113,280	6,454,640
Tsumura & Co.	61,160	2,057,677
Tsuruha Holdings, Inc.	35,160	5,113,942
Ube Industries Ltd.	84,829	2,671,154
Ulvac, Inc.	24,745	1,537,504
Unicharm Corp.	331,769	9,336,979
USS Co., Ltd.	222,048	4,603,066
Wacoal Holdings Corp.	43,450	1,294,888
Welcia Holdings Co., Ltd.	54,186	2,407,025
West Japan Railway Co.	155,825	10,866,350
13
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Yahoo Japan Corp. (b)	1,029,179	4,783,963
Yakult Honsha Co., Ltd.	78,942	5,674,384
Yamada Denki Co., Ltd. (b)	784,490	4,977,271
Yamaguchi Financial Group, Inc.	219,650	2,671,906
Yamaha Corp.	135,255	5,995,559
Yamaha Motor Co., Ltd.	250,264	7,986,026
Yamato Holdings Co., Ltd.	314,345	7,889,189
Yamazaki Baking Co., Ltd.	107,909	2,116,616
Yaskawa Electric Corp.	207,095	9,723,499
Yokogawa Electric Corp.	208,708	4,260,026
Zenkoku Hosho Co., Ltd.	66,977	2,965,806
		3,334,928,601

Netherlands 2.9%
ABN AMRO Group N.V.	302,350	9,440,290
Aegon N.V.	1,561,945	10,919,615
Akzo Nobel N.V.	211,143	20,539,849
Altice N.V., A Shares *(b)	530,563	5,103,042
ArcelorMittal *	488,240	16,822,371
ASML Holding N.V.	267,854	52,694,818
ASR Nederland N.V.	100,922	4,546,929
Boskalis Westminster	99,893	3,776,871
Gemalto N.V.	70,237	4,228,404
Heineken Holding N.V.	94,710	9,443,196
Heineken N.V.	196,599	20,510,959
ING Groep N.V.	3,199,451	56,496,227
Koninklijke Ahold Delhaize N.V.	1,076,252	24,286,675
Koninklijke DSM N.V.	147,599	15,326,834
Koninklijke KPN N.V.	2,596,258	8,137,975
Koninklijke Philips N.V.	746,409	28,703,592
Koninklijke Vopak N.V.	78,278	3,709,080
NN Group N.V.	281,470	12,619,525
Philips Lighting N.V.	75,634	3,003,564
Randstad Holding N.V.	95,680	6,868,736
RELX N.V.	708,092	14,552,077
Unibail-Rodamco SE	82,447	19,281,714
Unilever N.V. CVA	1,253,236	65,687,715
Wolters Kluwer N.V.	258,300	13,130,689
		429,830,747

New Zealand 0.2%
Auckland International Airport Ltd.	1,056,126	4,919,977
Contact Energy Ltd.	745,631	2,843,449
Fisher & Paykel Healthcare Corp., Ltd.	539,367	5,375,898
Fletcher Building Ltd.	691,029	3,249,113
Kiwi Property Group Ltd.	2,333,867	2,241,895
Ryman Healthcare Ltd.	544,784	4,202,263
SKYCITY Entertainment Group Ltd.	905,818	2,551,486
Spark New Zealand Ltd.	1,713,390	4,151,799
		29,535,880

Norway 0.6%
DNB A.S.A.	835,873	16,607,029
Gjensidige Forsikring A.S.A.	189,420	3,472,776
Marine Harvest A.S.A.	330,167	6,432,042
Norsk Hydro A.S.A.	1,191,082	8,100,524
Orkla A.S.A.	738,013	8,105,221
Schibsted A.S.A., B Shares	77,490	1,902,101
Schibsted A.S.A., Class A	77,490	2,058,317
Statoil A.S.A.	836,825	19,336,810
Telenor A.S.A.	555,345	12,557,947
Yara International A.S.A.	135,616	6,047,362
		84,620,129

14
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Portugal 0.1%
Banco Espirito Santo S.A. *(a)	505,213	—
EDP - Energias de Portugal S.A.	1,942,655	6,522,849
Galp Energia, SGPS, S.A.	508,873	9,229,024
Jeronimo Martins, SGPS, S.A.	202,819	4,220,103
		19,971,976

Republic of Korea 4.3%
Amorepacific Corp.	27,560	7,164,226
AMOREPACIFIC Group	18,347	2,134,751
BGF Co., Ltd.	100,420	1,163,793
BGF retail Co., Ltd.	6,742	1,083,302
BNK Financial Group, Inc.	434,869	4,497,675
Celltrion Healthcare Co., Ltd. *	22,597	2,495,707
Celltrion, Inc. *	66,274	21,603,770
Cheil Worldwide, Inc.	46,165	792,935
CJ CheilJedang Corp.	5,790	1,807,203
CJ Corp.	6,762	1,039,683
CJ Logistics Corp. *	17,087	2,090,708
Coway Co., Ltd.	40,955	3,275,190
Daelim Industrial Co., Ltd.	29,302	2,007,765
DB Insurance Co., Ltd.	31,646	2,031,025
E-MART, Inc.	19,521	5,480,085
GS Holdings Corp.	36,954	2,255,665
Hana Financial Group, Inc.	227,000	10,302,937
Hankook Tire Co., Ltd.	53,619	2,921,342
Hanmi Pharm Co., Ltd.	5,534	2,366,093
Hanon Systems	322,027	3,717,183
Hanwha Chemical Corp.	55,831	1,711,690
Hanwha Corp.	40,000	1,630,806
Hanwha Life Insurance Co., Ltd.	461,323	2,858,507
Hotel Shilla Co., Ltd.	26,539	2,004,701
Hyosung Corp.	17,224	1,988,180
Hyundai Construction Equipment Co., Ltd. *	4,405	691,523
Hyundai Department Store Co., Ltd.	15,600	1,316,687
Hyundai Development Co-Engineering & Construction	53,537	1,868,777
Hyundai Engineering & Construction Co., Ltd. *	64,360	2,288,171
Hyundai Glovis Co., Ltd.	17,714	2,331,005
Hyundai Heavy Industries Co., Ltd. *	35,645	4,312,028
Hyundai Marine & Fire Insurance Co., Ltd.	51,234	1,953,979
Hyundai Mobis Co., Ltd.	53,933	11,355,364
Hyundai Motor Co.	122,988	18,342,009
Hyundai Robotics Co., Ltd. *	8,197	3,349,499
Hyundai Steel Co.	112,778	5,582,141
Industrial Bank of Korea	225,048	3,574,500
Kakao Corp.	20,800	2,458,583
Kangwon Land, Inc. *	98,795	2,632,040
KB Financial Group, Inc. ADR *	333,944	19,572,458
KCC Corp.	3,973	1,329,959
Kia Motors Corp.	231,885	7,355,480
Korea Aerospace Industries Ltd. *	67,992	3,158,184
Korea Electric Power Corp. ADR *(b)	430,500	6,474,720
Korea Investment Holdings Co., Ltd. *	34,638	2,510,927
Korea Zinc Co., Ltd. *	7,524	3,557,381
KT&G Corp.	90,963	8,383,145
Kumho Petrochemical Co., Ltd.	10,221	855,132
LG Chem Ltd.	41,308	14,609,811
LG Corp.	62,925	5,008,897
LG Display Co., Ltd. ADR *	471,172	6,407,939
LG Electronics, Inc.	106,304	9,806,787
LG Household & Health Care Ltd.	9,460	9,609,382
LG Uplus Corp.	253,497	2,937,840
Lotte Chemical Corp.	11,908	5,047,347
Lotte Chilsung Beverage Co., Ltd. *	626	898,332
Lotte Corp. *	68,542	3,968,587
LOTTE Fine Chemical Co., Ltd.	42,262	2,755,284
15
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Lotte Shopping Co., Ltd.	6,795	1,295,750
LS Corp.	17,626	1,237,027
Mando Corp.	7,921	1,883,514
Mirae Asset Daewoo Co., Ltd.	307,323	2,633,630
NAVER Corp.	21,601	16,017,733
NCSoft Corp.	12,574	4,354,280
Neoplux Co., Ltd. *(a)	390	—
Netmarble Games Corp.	23,651	3,221,463
NHN Entertainment Corp. *	25,051	1,820,587
OCI Co., Ltd.	16,879	2,564,037
Orion Corp.	17,922	1,787,400
POSCO ADR	251,041	20,645,612
S-1 Corp.	6,932	614,528
S-Oil Corp.	33,943	3,871,050
Samsung Biologics Co., Ltd. *	12,890	5,356,450
Samsung C&T Corp.	60,136	7,135,909
Samsung Card Co., Ltd.	32,702	1,096,207
Samsung Electro-Mechanics Co., Ltd.	53,129	4,543,121
Samsung Electronics Co., Ltd. GDR	155,931	171,056,307
Samsung Fire & Marine Insurance Co., Ltd.	24,604	6,566,217
Samsung Heavy Industries Co., Ltd. *	166,318	1,313,158
Samsung Life Insurance Co., Ltd.	45,416	5,095,617
Samsung SDI Co., Ltd.	43,893	6,931,114
Samsung SDS Co., Ltd.	32,854	7,220,659
Samsung Securities Co., Ltd.	80,959	2,960,547
Shinhan Financial Group Co., Ltd. ADR *	405,870	17,367,177
Shinsegae, Inc.	6,069	1,922,308
SK Holdings Co., Ltd.	26,531	6,970,237
SK Hynix, Inc.	431,761	30,620,782
SK Innovation Co., Ltd.	43,578	8,269,719
SK Telecom Co., Ltd. ADR	225,307	5,486,225
Woori Bank	387,149	5,934,688
Yuhan Corp.	12,013	2,307,419
		626,829,292

Singapore 1.2%
Ascendas Real Estate Investment Trust	1,460,048	2,924,842
CapitaLand Commercial Trust	3,042,811	3,979,335
CapitaLand Ltd.	2,219,884	6,091,529
CapitaLand Mall Trust	2,549,544	3,893,169
City Developments Ltd.	516,699	4,983,996
ComfortDelGro Corp., Ltd.	1,643,721	2,522,398
DBS Group Holdings Ltd.	1,494,674	32,427,822
Genting Singapore plc	6,050,861	5,305,967
Golden Agri-Resources Ltd. (b)	6,669,097	1,814,926
Jardine Cycle & Carriage Ltd.	79,054	2,221,293
Keppel Corp., Ltd.	1,232,402	7,471,644
Oversea-Chinese Banking Corp., Ltd.	2,869,308	28,327,598
Sembcorp Industries Ltd.	1,378,500	3,334,618
Singapore Airlines Ltd.	435,422	3,650,323
Singapore Exchange Ltd.	581,537	3,319,049
Singapore Post Ltd.	2,316,436	2,434,022
Singapore Press Holdings Ltd.	1,149,765	2,259,809
Singapore Technologies Engineering Ltd.	1,461,741	3,768,029
Singapore Telecommunications Ltd.	5,644,879	14,423,170
Suntec Real Estate Investment Trust	1,159,857	1,736,037
United Overseas Bank Ltd.	1,016,680	21,434,936
UOL Group Ltd.	400,263	2,577,950
Venture Corp., Ltd.	213,006	4,437,726
Wilmar International Ltd.	1,928,655	4,709,193
Wing Tai Holdings Ltd.	1,240,181	2,062,515
		172,111,896

Spain 2.8%
Abertis Infraestructuras S.A.	521,543	12,467,564
Acciona S.A.	21,882	1,861,249
16
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
ACS, Actividades de Construccion y Servicios S.A.	174,359	6,024,574
Aena SME S.A.	58,376	11,936,398
Amadeus IT Group S.A.	347,378	25,658,046
Banco Bilbao Vizcaya Argentaria S.A.	5,507,288	46,279,900
Banco de Sabadell S.A.	4,985,707	10,492,455
Banco Santander S.A.	13,259,673	91,647,671
Bankia S.A.	937,667	4,492,163
Bankinter S.A.	585,583	6,476,426
CaixaBank S.A.	2,989,123	14,626,490
Cellnex Telecom SAU	116,269	3,000,648
Corporacion Financiera Alba S.A.	30,141	1,838,074
Distribuidora Internacional de Alimentacion S.A.	594,498	2,845,213
Enagas S.A.	193,725	5,061,049
Endesa S.A.	276,208	5,827,976
Ferrovial S.A.	480,534	10,411,774
Gas Natural SDG S.A.	276,202	6,338,207
Grifols S.A.	273,339	7,527,676
Iberdrola S.A.	4,504,663	33,382,240
Industria de Diseno Textil S.A.	878,626	26,747,552
Mapfre S.A.	896,864	3,029,994
Mediaset Espana Comunicacion S.A.	116,235	1,349,897
Merlin Properties Socimi S.A.	261,273	3,749,056
Red Electrica Corp. S.A.	372,462	7,268,376
Repsol S.A.	978,009	17,540,553
Siemens Gamesa Renewable Energy S.A. (b)	211,426	3,374,174
Telefonica S.A.	3,717,379	36,239,489
		407,494,884

Sweden 2.4%
Alfa Laval AB	218,396	5,279,672
Arjo AB, B Shares *	157,158	496,957
Assa Abloy AB, B Shares	750,060	16,824,410
Atlas Copco AB, A Shares	488,992	20,957,222
Atlas Copco AB, B Shares	362,068	13,808,881
Boliden AB	220,432	7,845,682
Electrolux AB, Series B	169,206	5,585,401
Essity AB, B Shares *	460,963	12,684,758
Fastighets AB Balder, B Shares *	90,762	2,252,208
Getinge AB, B Shares	157,158	1,984,036
Hennes & Mauritz AB, B Shares	811,470	13,458,718
Hexagon AB, B Shares	210,945	12,391,157
Husqvarna AB, B Shares	312,036	3,341,992
ICA Gruppen AB	60,798	2,175,681
Industrivarden AB, A Shares	249,690	6,292,351
Industrivarden AB, C Shares	169,105	4,062,561
Investor AB, B Shares	358,787	16,242,955
Kinnevik AB, B Shares	172,531	6,332,349
L E Lundbergfortagen AB, B Shares	19,568	1,467,807
Lundin Petroleum AB *	172,225	4,060,606
Nordea Bank AB	2,613,992	29,832,730
Sandvik AB	898,198	16,748,729
Securitas AB, B Shares	285,301	4,920,586
Skandinaviska Enskilda Banken AB, A Shares	1,145,536	13,538,216
Skanska AB, B Shares	323,167	6,461,000
SKF AB, B Shares	354,344	7,460,661
Svenska Cellulosa AB SCA, B Shares	536,163	5,338,658
Svenska Handelsbanken AB, A Shares	1,254,917	17,296,665
Swedbank AB, A Shares	886,996	22,374,288
Swedish Match AB	165,891	7,079,724
Tele2 AB, B Shares	391,755	4,656,331
Telefonaktiebolaget LM Ericsson, B Shares	2,494,001	16,784,201
Telia Co. AB	2,187,146	10,382,047
Trelleborg AB, B Shares	229,622	5,894,707
Volvo AB, B Shares	1,253,948	23,753,200
		350,067,147

17
Schwab International Equity ETFs  |  Semiannual Report
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Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Switzerland 6.9%
ABB Ltd.	1,616,734	39,449,644
Adecco Group AG	134,423	10,847,149
ams AG *	39,673	4,695,439
Aryzta AG	67,921	1,693,264
Baloise Holding AG	38,745	6,116,876
Banque Cantonale Vaudoise	4,305	3,612,364
Barry Callebaut AG	2,562	5,061,377
Chocoladefabriken Lindt & Sprungli AG	835	9,500,895
Cie Financiere Richemont S.A.	423,097	37,275,336
Clariant AG *	224,042	5,618,534
Credit Suisse Group AG *	2,072,764	38,514,085
DKSH Holding AG	34,440	2,929,978
Dufry AG *	27,137	3,910,967
EMS-Chemie Holding AG	4,732	3,034,328
Flughafen Zuerich AG	10,266	2,446,329
Geberit AG	34,662	15,705,273
Givaudan S.A.	7,208	16,451,676
Helvetia Holding AG	6,356	3,826,849
Julius Baer Group Ltd. *	198,900	12,964,647
Kuehne & Nagel International AG	43,050	7,047,072
LafargeHolcim Ltd. *	428,407	25,104,682
Logitech International S.A.	107,928	4,270,068
Lonza Group AG *	61,441	15,655,249
Nestle S.A.	2,534,623	201,900,872
Novartis AG	1,807,496	151,400,861
Pargesa Holding S.A.	21,525	1,908,677
Partners Group Holding AG	14,686	10,675,924
PSP Swiss Property AG	34,861	3,310,698
Roche Holding AG	566,287	131,407,586
Roche Holding AG, Bearer Shares	22,040	5,210,027
Schindler Holding AG	50,042	11,592,603
SGS S.A.	4,305	10,964,642
Sika AG	1,603	13,196,487
Sonova Holding AG	47,355	7,436,095
Straumann Holding AG	8,919	6,044,780
Sulzer AG	12,915	1,727,375
Swiss Life Holding AG *	26,069	9,461,581
Swiss Prime Site AG *	64,575	6,040,347
Swiss Re AG	249,762	25,503,447
Swisscom AG	17,609	9,540,033
Temenos Group AG *	43,713	5,129,646
The Swatch Group AG	74,817	13,788,544
UBS Group AG *	2,801,898	53,574,199
Vifor Pharma AG	37,390	5,269,931
Zurich Insurance Group AG	121,730	40,188,096
		1,001,004,532

United Kingdom 15.2%
3i Group plc	815,615	10,559,185
Admiral Group plc	155,640	3,952,289
Aggreko plc	233,006	2,399,509
Anglo American plc	788,455	19,343,964
Antofagasta plc	340,952	4,087,095
Ashmore Group plc	445,502	2,533,912
Ashtead Group plc	407,016	11,855,467
Associated British Foods plc	285,969	10,366,735
AstraZeneca plc	1,033,580	68,001,682
Auto Trader Group plc	926,586	4,659,945
Aviva plc	3,359,864	23,406,202
Babcock International Group plc	228,918	2,055,874
BAE Systems plc	2,631,611	21,008,854
Barclays plc	13,986,963	41,145,609
Barratt Developments plc	854,498	6,346,028
Bellway plc	97,986	4,206,914
Berkeley Group Holdings plc	108,959	5,785,981
18
Schwab International Equity ETFs  |  Semiannual Report
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Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
BHP Billiton plc	1,631,758	33,369,551
Booker Group plc	1,420,829	4,445,915
BP plc	15,660,380	102,526,283
British American Tobacco plc	1,869,706	110,659,634
BT Group plc	6,901,999	22,804,799
Bunzl plc	306,863	8,265,963
Burberry Group plc	388,645	8,211,813
Capita plc	552,652	1,341,333
Capital & Counties Properties plc	663,456	2,431,621
Carnival plc	152,147	10,060,425
Centrica plc	4,616,827	9,096,657
Cobham plc *	1,967,987	3,076,302
Coca-Cola HBC AG *	217,479	7,146,739
Compass Group plc	1,224,858	26,091,402
ConvaTec Group plc	961,285	2,735,108
CRH plc	680,765	22,530,582
Croda International plc	114,357	7,282,741
CYBG plc	827,136	3,432,686
Daily Mail & General Trust plc, A Shares	189,420	1,748,650
DCC plc	69,425	6,346,861
Derwent London plc	74,760	2,959,423
Diageo plc	2,015,219	68,306,108
Direct Line Insurance Group plc	1,154,516	6,089,394
Dixons Carphone plc	844,248	2,286,945
DS Smith plc	766,941	5,068,078
easyJet plc	182,377	4,219,130
Experian plc	726,165	15,568,511
Ferguson plc	213,257	15,120,817
Fresnillo plc	134,824	2,265,433
G4S plc	1,545,881	5,589,103
GKN plc	1,667,909	10,061,212
GlaxoSmithKline plc	3,919,144	70,588,742
Glencore plc *	9,649,081	51,365,208
Halma plc	311,161	5,166,238
Hammerson plc	928,308	5,717,442
Hargreaves Lansdown plc	198,030	4,708,127
Hikma Pharmaceuticals plc (b)	133,780	1,588,178
Howden Joinery Group plc	501,426	3,068,243
HSBC Holdings plc	16,533,130	163,356,714
IMI plc	280,276	4,738,410
Imperial Brands plc	762,191	27,504,357
Inchcape plc	422,763	3,952,292
Informa plc	732,122	7,014,881
Inmarsat plc	414,613	2,684,421
InterContinental Hotels Group plc	149,328	9,668,272
International Consolidated Airlines Group S.A.	819,159	6,936,860
Intertek Group plc	118,155	7,998,362
Intu Properties plc	929,880	2,590,659
Investec plc	531,003	4,645,932
ITV plc	3,044,999	6,712,887
J Sainsbury plc	1,360,760	4,856,054
John Wood Group plc	518,745	4,381,437
Johnson Matthey plc	156,466	6,758,646
Just Eat plc *	474,091	5,728,798
Kingfisher plc	1,973,442	9,731,690
Land Securities Group plc	633,510	8,091,618
Legal & General Group plc	5,020,761	18,166,299
Lloyds Banking Group plc	57,718,456	54,714,864
London Stock Exchange Group plc	260,740	14,471,025
Marks & Spencer Group plc	1,403,430	5,716,068
Mediclinic International plc	319,321	2,603,782
Meggitt plc	655,701	4,089,052
Melrose Industries plc	1,490,106	4,687,327
Merlin Entertainments plc	534,861	2,505,659
Micro Focus International plc	366,312	10,412,441
Mondi plc	288,688	7,565,566
National Grid plc	2,602,809	26,545,662
Next plc	113,345	7,583,736
19
Schwab International Equity ETFs  |  Semiannual Report
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Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
NMC Health plc	76,859	3,636,614
Old Mutual plc	4,102,872	14,432,480
Paddy Power Betfair plc	69,744	8,110,572
Pearson plc	652,599	6,585,624
Pennon Group plc	350,002	2,934,977
Persimmon plc	237,788	8,521,822
Polymetal International plc	203,788	2,099,744
Prudential plc	2,098,056	52,916,242
Randgold Resources Ltd.	77,932	6,279,504
Reckitt Benckiser Group plc	532,235	42,357,742
RELX plc	809,726	16,657,126
Rentokil Initial plc	1,456,202	5,810,619
Rightmove plc	73,524	4,332,819
Rio Tinto plc	957,888	51,816,397
Rolls-Royce Holdings plc *	1,408,467	16,293,759
Royal Bank of Scotland Group plc *	2,413,109	8,900,768
Royal Dutch Shell plc, A Shares	3,747,974	118,827,066
Royal Dutch Shell plc, B Shares	3,068,221	98,121,451
Royal Mail plc	997,582	7,697,307
RPC Group plc	306,458	3,394,917
RSA Insurance Group plc	806,924	7,020,037
Schroders plc	101,091	4,804,054
Segro plc	848,085	6,679,344
Severn Trent plc	219,555	5,165,427
Shire plc	741,571	31,766,959
Sky plc	876,335	16,276,545
Smith & Nephew plc	731,850	12,791,301
Smiths Group plc	427,880	9,418,138
Smurfit Kappa Group plc	260,789	9,134,126
Spirax-Sarco Engineering plc	51,720	4,069,085
SSE plc	919,781	15,524,682
St. James's Place plc	397,521	6,323,481
Standard Chartered plc *	2,222,539	24,829,348
Standard Life Aberdeen plc	2,261,916	11,472,141
Tate & Lyle plc	388,610	3,000,643
Taylor Wimpey plc	2,644,851	6,778,231
Tesco plc	6,755,782	19,622,233
The British Land Co. plc	900,163	7,789,023
The Sage Group plc	958,084	9,142,990
The Weir Group plc	185,218	5,195,928
Travis Perkins plc	210,945	3,734,862
TUI AG	367,695	7,824,882
Unilever plc	939,682	48,339,177
United Utilities Group plc	590,342	5,418,892
Vodafone Group plc	22,116,969	62,090,536
Whitbread plc	159,903	8,555,122
William Hill plc	780,594	3,533,156
Wm Morrison Supermarkets plc	1,444,885	4,493,317
WPP plc	937,686	18,010,360
		2,220,001,983
Total Common Stock
(Cost $12,509,907,688)		14,465,681,124

Preferred Stock 0.7% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	40,228	3,665,088
Fuchs Petrolub SE	56,556	3,218,540
Henkel AG & Co. KGaA	153,345	20,442,085
Porsche Automobil Holding SE	137,760	11,613,477
Sartorius AG	23,814	3,223,968
Volkswagen AG	147,153	28,917,050
		71,080,208

20
Schwab International Equity ETFs  |  Semiannual Report
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Schwab International Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Italy 0.0%
Intesa Sanpaolo S.p.A. - RSP	904,166	3,612,663

Republic of Korea 0.2%
Amorepacific Corp.	4,500	631,637
Hyundai Motor Co., Ltd. 2nd	35,312	3,185,874
Samsung Electronics Co., Ltd.	13,436	24,752,812
		28,570,323

Spain 0.0%
Grifols S.A., B Shares	173,280	3,753,417
Total Preferred Stock
(Cost $86,360,965)		107,016,611

Other Investment Companies 0.3% of net assets

United States 0.3%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30% (c)	10,299,114	10,299,114
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.29% (c)	32,638,170	32,638,170
Total Other Investment Companies
(Cost $42,937,284)		42,937,284

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 03/16/18	430	43,784,750	(325,531)
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the fund's Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $31,044,977.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
21
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.
Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Australia 5.7%
Abacus Property Group	318,426	853,579
Accent Group Ltd. (a)	224,404	184,485
Aconex Ltd. *	163,413	986,882
Ainsworth Game Technology Ltd. *	168,328	268,898
Altium Ltd.	104,693	1,650,405
APN Outdoor Group Ltd.	144,172	483,088
ARB Corp., Ltd.	71,519	1,108,493
Ardent Leisure Group	431,097	655,068
Arena REIT	245,769	440,486
Asaleo Care Ltd.	386,871	406,984
Ausdrill Ltd.	281,584	577,086
Australian Agricultural Co., Ltd. *	467,242	402,329
Australian Pharmaceutical Industries Ltd.	383,059	456,703
Automotive Holdings Group Ltd.	235,944	682,118
Aventus Retail Property Fund Ltd.	326,875	545,095
Aveo Group	400,469	823,853
Bapcor Ltd.	228,690	1,024,689
Beach Energy Ltd.	1,621,661	1,680,694
Bega Cheese Ltd.	126,900	678,364
Bellamy's Australia Ltd. *	69,812	983,026
Bingo Industries Ltd. *	203,477	405,912
Blackmores Ltd. (a)	12,041	1,204,771
Blue Sky Alternative Investments Ltd. (a)	56,501	581,175
Breville Group Ltd.	128,067	1,276,394
Brickworks Ltd.	60,428	709,624
BT Investment Management Ltd.	220,887	1,822,817
BWP Trust	463,981	1,052,132
BWX Ltd. (a)	84,669	328,572
Cardno Ltd. *	205,642	226,749
carsales.com Ltd.	197,795	2,182,506
Centuria Industrial REIT	191,117	369,341
Charter Hall Group	430,494	1,962,456
Charter Hall Long Wale REIT	135,612	401,568
Charter Hall Retail REIT	320,021	930,174
Cleanaway Waste Management Ltd.	1,321,318	1,575,345
Collins Foods Ltd.	67,222	277,105
Corporate Travel Management Ltd.	78,726	1,560,674
Costa Group Holdings Ltd.	245,168	1,390,824
Credit Corp. Group Ltd.	44,046	725,585
Cromwell Property Group	1,483,641	1,156,127
Eclipx Group Ltd.	275,543	815,924
Elders Ltd.	97,955	527,450
Estia Health Ltd.	250,867	701,802
Evolution Mining Ltd.	990,805	2,208,163
FlexiGroup Ltd.	322,280	464,603
Folkestone Education Trust	239,097	514,233
G.U.D. Holdings Ltd.	86,898	815,969
G8 Education Ltd.	359,575	784,557
Galaxy Resources Ltd. *(a)	353,946	965,344
Gateway Lifestyle	323,571	492,939
GDI Property Group	233,450	227,395
Genworth Mortgage Insurance Australia Ltd.	248,821	488,612
Gold Road Resources Ltd. *	765,563	477,252
GrainCorp Ltd., Class A	223,874	1,390,397
Greencross Ltd. (a)	91,696	419,436
22
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Growthpoint Properties Australia Ltd.	153,140	389,030
GWA Group Ltd.	293,412	738,512
Highfield Resources Ltd. *(a)	279,493	199,282
HT&E Ltd. (a)	223,499	325,682
IDP Education Ltd.	133,998	755,986
Independence Group NL	440,771	1,741,397
Infigen Energy *	565,916	277,824
Ingenia Communities Group	185,511	403,321
Inghams Group Ltd. (a)	194,367	560,404
Investa Office Fund	514,051	1,694,429
InvoCare Ltd.	108,513	1,170,293
IPH Ltd.	95,521	264,243
IRESS Ltd.	129,712	1,049,191
Jacana Minerals Ltd. *(b)	8,715	—
Japara Healthcare Ltd.	214,955	338,358
JB Hi-Fi Ltd. (a)	109,350	2,211,226
Karoon Gas Australia Ltd. *	225,723	202,279
Link Administration Holdings Ltd.	454,878	3,037,754
Lynas Corp., Ltd. *	426,361	707,675
MACA Ltd.	172,746	202,592
Mantra Group Ltd.	261,325	786,041
Mayne Pharma Group Ltd. *(a)	1,249,841	710,975
McMillan Shakespeare Ltd.	62,053	850,078
Mesoblast Ltd. *(a)	225,084	312,206
Mineral Resources Ltd.	127,612	1,890,386
Monadelphous Group Ltd.	90,288	1,158,075
Myer Holdings Ltd.	835,619	293,020
MYOB Group Ltd.	325,401	801,277
Nanosonics Ltd. *	188,291	388,823
Navitas Ltd.	283,489	1,064,781
New South Resources Ltd. *	445,410	531,041
NEXTDC Ltd. *	264,882	1,376,750
nib Holdings Ltd.	444,816	2,440,225
Nine Entertainment Co. Holdings Ltd.	573,104	1,018,228
Northern Star Resources Ltd.	553,366	2,712,314
oOh!media Ltd. (a)	122,033	427,924
Orocobre Ltd. *	194,576	991,617
Pact Group Holdings Ltd.	204,959	894,400
Pilbara Minerals Ltd. *(a)	1,207,483	865,657
Premier Investments Ltd.	83,060	883,490
Primary Health Care Ltd.	460,323	1,434,827
Qube Holdings Ltd. (a)	1,153,685	2,229,543
Quintis Ltd. *(a)(b)	227,692	13,085
RCR Tomlinson Ltd.	112,832	368,403
Regis Healthcare Ltd.	76,232	247,714
Regis Resources Ltd.	446,131	1,487,932
Reliance Worldwide Corp., Ltd.	401,532	1,342,315
Resolute Mining Ltd.	509,152	442,384
Retail Food Group Ltd. (a)(b)	145,620	231,488
Rural Funds Group	269,466	447,260
Sandfire Resources NL	145,512	869,703
Saracen Mineral Holdings Ltd. *	746,438	942,292
Select Harvests Ltd. (a)	83,791	323,206
Senex Energy Ltd. *	988,110	296,444
Seven Group Holdings Ltd. (a)	83,315	1,197,834
SG Fleet Group Ltd.	119,392	357,259
Sigma Healthcare Ltd.	992,990	688,671
Sirtex Medical Ltd.	45,391	976,238
SmartGroup Corp., Ltd.	57,597	513,455
Southern Cross Media Group Ltd.	795,688	685,144
SpeedCast International Ltd.	224,401	967,001
St. Barbara Ltd.	492,272	1,572,772
Starpharma Holdings Ltd. *	436,475	491,478
Steadfast Group Ltd.	385,742	757,486
Super Retail Group Ltd.	138,920	736,123
Superloop Ltd.	158,853	264,903
Syrah Resources Ltd. *(a)	237,273	632,341
Tassal Group Ltd.	170,418	504,633
23
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Technology One Ltd.	186,848	698,886
Tox Free Solutions Ltd.	176,370	474,155
Village Roadshow Ltd. *	90,182	244,555
Virgin Australia International Holdings Ltd. *(b)	424,000	—
Viva Energy REIT	353,460	556,376
Washington H Soul Pattinson & Co., Ltd.	85,367	1,187,422
Webjet Ltd. (a)	99,539	921,482
Western Areas Ltd.	213,635	539,379
Westgold Resources Ltd. *	257,638	321,223
WiseTech Global Ltd.	54,174	449,591
WPP AUNZ Ltd.	283,845	221,186
		109,629,227

Austria 1.1%
BUWOG AG *	101,726	3,585,628
CA Immobilien Anlagen AG	66,287	1,951,646
DO & Co. AG	6,994	422,673
EVN AG	28,046	547,301
IMMOFINANZ AG *	824,940	1,931,786
Kapsch TrafficCom AG	3,934	210,637
Lenzing AG	12,351	1,527,480
Mayr Melnhof Karton AG	7,496	1,131,842
Oesterreichische Post AG	30,068	1,452,229
Porr AG (a)	7,872	264,030
S IMMO AG	54,563	974,260
Schoeller-Bleckmann Oilfield Equipment AG *	10,121	1,047,395
Semperit AG Holding	11,023	228,551
Strabag SE	16,846	670,834
UNIQA Insurance Group AG	94,463	1,098,545
Verbund AG	32,555	865,585
Wienerberger AG	115,994	3,132,193
Zumtobel Group AG	27,200	291,936
		21,334,551

Belgium 1.4%
Aedifica S.A.	16,716	1,529,076
AGFA-Gevaert N.V. *	162,040	798,829
Barco N.V.	9,714	1,189,508
Befimmo S.A.	19,673	1,288,488
Bekaert S.A.	32,009	1,593,604
Cie d'Entreprises CFE	6,510	884,508
Cofinimmo S.A.	19,642	2,477,089
D'Ieteren S.A. N.V.	23,884	1,030,624
Econocom Group S.A. N.V.	114,418	928,705
Elia System Operator S.A. N.V.	23,976	1,517,678
Euronav N.V.	119,068	965,722
EVS Broadcast Equipment S.A.	18,831	649,973
Gimv N.V.	15,748	977,639
Ion Beam Applications (a)	19,585	504,968
KBC Ancora	28,885	1,879,500
Kinepolis Group N.V.	11,363	794,114
Melexis N.V.	17,031	1,879,854
Nyrstar N.V. *(a)	73,866	528,832
Ontex Group N.V.	73,243	2,124,288
Orange Belgium S.A.	28,792	535,873
Tessenderlo Group S.A. *	22,297	1,011,637
Van de Velde N.V.	8,606	421,427
Warehouses De Pauw SCA	14,563	1,737,101
		27,249,037

Canada 14.6%
Advantage Oil & Gas Ltd. *	170,908	484,174
Aecon Group, Inc.	55,742	828,724
Air Canada *	62,263	1,314,892
Alacer Gold Corp. *	289,332	456,121
24
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Alamos Gold, Inc., Class A	351,699	1,789,579
Algonquin Power & Utilities Corp.	371,525	3,679,441
Allied Properties Real Estate Investment Trust	79,651	2,577,227
AltaGas Ltd.	151,858	3,131,142
Artis Real Estate Investment Trust	129,422	1,375,680
Atco Ltd., Class I	63,069	2,079,084
ATS Automation Tooling Systems, Inc. *	73,536	1,010,055
B2Gold Corp. *	860,244	2,557,872
Baytex Energy Corp. *(a)	214,892	548,404
Birchcliff Energy Ltd.	205,610	494,228
Boardwalk Real Estate Investment Trust (a)	35,482	1,261,607
Bombardier, Inc., B Shares *	1,790,418	5,672,999
CAE, Inc.	244,345	4,511,806
Cameco Corp.	355,137	3,137,434
Canadian Apartment Properties REIT	117,200	3,215,031
Canadian Real Estate Investment Trust	63,212	2,462,671
Canadian Western Bank	80,400	2,379,968
Canfor Corp. *	61,834	1,463,150
Capital Power Corp.	95,486	1,766,120
Cascades, Inc.	63,701	789,955
CCL Industries, Inc., Class B	125,758	6,268,516
Celestica, Inc. *	133,119	1,451,338
Centerra Gold, Inc. *	191,020	1,001,798
CES Energy Solutions Corp.	235,363	1,019,444
Chartwell Retirement Residences	172,931	2,067,587
China Gold International Resources Corp., Ltd. *	231,961	534,034
Cineplex, Inc.	58,454	1,504,061
Cogeco Communications, Inc.	10,983	619,886
Colliers International Group, Inc.	31,130	1,960,581
Cominar Real Estate Investment Trust	165,110	1,785,948
Corus Entertainment, Inc., B Shares	97,160	609,643
Cott Corp.	123,067	1,793,156
Crew Energy, Inc. *	135,892	163,323
Detour Gold Corp. *	158,246	1,444,943
Dorel Industries, Inc., Class B	28,336	639,321
Dream Office Real Estate Investment Trust	71,209	1,194,829
ECN Capital Corp.	331,226	902,157
Eldorado Gold Corp.	746,513	803,986
Element Fleet Management Corp.	340,611	1,294,553
Emera, Inc.	46,749	1,510,810
Empire Co., Ltd., A Shares	151,702	2,813,002
Enbridge Income Fund Holdings, Inc.	113,009	2,375,098
Endeavour Mining Corp. *	59,640	1,126,381
Enercare, Inc.	101,903	1,460,926
Enerflex Ltd.	81,599	1,027,192
Enerplus Corp.	222,906	2,468,518
Enghouse Systems Ltd.	16,764	869,370
Ensign Energy Services, Inc.	118,914	608,792
Extendicare, Inc.	66,076	418,728
Finning International, Inc.	153,116	4,084,368
First Capital Realty, Inc.	129,096	2,011,977
First Majestic Silver Corp. *(a)	150,141	796,784
First National Financial Corp. (a)	10,809	232,149
First Quantum Minerals Ltd.	631,362	10,303,024
FirstService Corp.	28,665	1,997,948
Genworth MI Canada, Inc. (a)	35,706	1,087,886
Gibson Energy, Inc.	129,459	1,685,235
Gildan Activewear, Inc.	193,647	5,624,959
Gran Tierra Energy, Inc. *	391,361	977,372
Granite Real Estate Investment Trust	42,998	1,659,048
Great Canadian Gaming Corp. *	50,517	1,306,144
H&R Real Estate Investment Trust	248,188	3,869,978
Home Capital Group, Inc. *(a)	58,738	723,825
Hudbay Minerals, Inc.	212,740	1,638,697
Hudson's Bay Co. (a)	103,722	791,666
IAMGOLD Corp. *	416,768	2,195,484
Industrial Alliance Insurance & Financial Services, Inc.	96,118	4,079,961
Innergex Renewable Energy, Inc.	93,312	974,374
25
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Ivanhoe Mines Ltd., Class A *	560,024	1,411,697
Just Energy Group, Inc.	104,641	505,504
Kelt Exploration Ltd. *	131,693	700,938
Keyera Corp.	169,079	4,314,889
Kinaxis, Inc. *	21,675	1,470,486
Kinross Gold Corp. *	1,122,699	4,039,211
Kirkland Lake Gold Ltd.	164,550	2,586,364
Laurentian Bank of Canada	26,032	1,032,260
Linamar Corp.	41,936	2,299,468
Lundin Mining Corp.	570,351	3,716,729
Maple Leaf Foods, Inc.	74,172	1,867,976
Martinrea International, Inc.	80,620	931,187
Maxar Technologies Ltd.	50,611	2,375,026
MEG Energy Corp. *	224,925	884,709
Methanex Corp.	76,772	4,243,775
Morguard Real Estate Investment Trust	33,177	339,706
Mullen Group Ltd.	96,494	1,111,524
Nevsun Resources Ltd.	292,073	638,237
New Flyer Industries, Inc.	48,275	2,146,728
New Gold, Inc. *	533,478	1,344,780
Norbord, Inc.	40,038	1,353,921
Northland Power, Inc.	100,750	1,731,389
Northview Apartment Real Estate Investment Trust	45,276	877,712
NOVAGOLD RESOURCES, Inc. *	227,676	906,191
NuVista Energy Ltd. *	152,601	951,560
Obsidian Energy Ltd. *(a)	473,023	435,609
OceanaGold Corp.	579,305	1,546,200
Onex Corp.	89,520	6,578,377
Open Text Corp.	228,758	8,042,727
Osisko Gold Royalties Ltd.	138,541	1,345,027
Pan American Silver Corp.	136,424	2,067,627
Paramount Resources Ltd., A Shares *	64,083	862,209
Parex Resources, Inc. *	132,182	1,845,504
Parkland Fuel Corp.	116,133	2,625,647
Pason Systems, Inc.	70,340	973,841
Peyto Exploration & Development Corp.	144,627	1,150,153
PrairieSky Royalty Ltd.	193,154	4,291,641
Precision Drilling Corp. *	277,969	876,415
Premium Brands Holdings Corp.	27,045	2,186,226
Pretium Resources, Inc. *	135,532	868,395
ProMetic Life Sciences, Inc. *(a)	592,256	656,342
Quebecor, Inc., Class B	150,532	2,820,676
Raging River Exploration, Inc. *	193,418	937,391
Ritchie Bros. Auctioneers, Inc.	98,328	3,192,293
Russel Metals, Inc.	57,299	1,317,830
Secure Energy Services, Inc.	146,704	929,673
SEMAFO, Inc. *	297,669	794,496
Seven Generations Energy Ltd., A Shares *	275,687	3,227,303
ShawCor Ltd.	62,942	1,294,846
Sierra Wireless, Inc. *	31,489	504,276
SmartCentres Real Estate Investment Trust	106,457	2,442,608
SSR Mining, Inc. *	109,193	910,119
Stantec, Inc.	103,856	2,610,685
Stella-Jones, Inc.	39,397	1,468,144
Superior Plus Corp.	128,348	1,265,099
Tahoe Resources, Inc.	283,468	1,389,300
TFI International, Inc.	80,690	2,054,168
The Descartes Systems Group, Inc. *	74,668	1,981,279
The Jean Coutu Group PJC, Inc., Class A	72,497	1,374,294
The North West Co., Inc.	49,931	1,068,099
The Stars Group, Inc. *	112,396	3,096,405
TMX Group Ltd.	49,094	2,939,088
TORC Oil & Gas Ltd.	125,368	597,806
Torex Gold Resources, Inc. *	74,467	581,160
Toromont Industries Ltd.	70,873	3,186,478
TransAlta Corp.	275,197	1,537,761
TransAlta Renewables, Inc.	68,096	615,407
Transcontinental, Inc., Class A	61,019	1,150,044
26
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Vermilion Energy, Inc.	103,514	3,414,787
West Fraser Timber Co., Ltd.	67,727	4,724,267
Westshore Terminals Investment Corp.	49,981	972,823
Whitecap Resources, Inc.	326,636	1,924,612
Winpak Ltd.	27,593	1,052,813
WSP Global, Inc.	91,867	4,245,089
Yamana Gold, Inc.	879,815	2,561,135
		281,082,325

Denmark 1.7%
ALK-Abello A/S	6,075	716,485
Alm Brand A/S	69,928	791,512
Ambu A/S, Class B	121,439	2,349,290
Bang & Olufsen A/S *	34,519	994,044
Bavarian Nordic A/S *	28,682	1,159,063
D/S Norden A/S *	20,442	393,785
Dfds A/S	27,343	1,510,297
FLSmidth & Co. A/S	45,280	3,090,712
GN Store Nord A/S	126,501	4,382,611
Matas A/S	33,379	370,708
Nilfisk Holding A/S *	23,705	1,203,733
NKT A/S *	23,705	832,517
Rockwool International A/S, B Shares	5,600	1,659,416
Royal Unibrew A/S	44,626	2,745,631
Scandinavian Tobacco Group A/S, Class A	49,299	971,476
Schouw & Co. A/S	11,282	1,179,982
SimCorp A/S	33,524	2,105,409
Solar A/S, B Shares	5,540	370,707
Spar Nord Bank A/S	86,500	981,924
Sydbank A/S	62,830	2,463,881
Topdanmark A/S *	42,887	2,117,374
		32,390,557

Finland 1.4%
Amer Sports Oyj *	105,695	3,198,281
Cargotec Oyj, B Shares	37,890	2,149,808
Caverion Oyj *(a)	93,310	734,615
Citycon Oyj	384,617	900,200
Cramo Oyj	30,065	704,408
DNA Oyj	42,530	899,975
F-Secure Oyj	96,922	413,738
Finnair Oyj	49,627	737,831
Kemira Oyj	70,828	970,972
Konecranes Oyj	56,655	2,510,378
Metsa Board Oyj	159,907	1,419,823
Oriola Corp., B Shares	104,140	328,967
Outokumpu Oyj	278,462	2,261,911
Outotec Oyj *(a)	137,244	1,372,596
Raisio Oyj, V Shares	100,527	481,236
Ramirent Oyj	71,217	682,284
Sanoma Oyj	74,997	905,097
Tieto Oyj	70,716	2,515,015
Uponor Oyj	51,311	916,193
Valmet Oyj	123,117	2,641,309
YIT Oyj (a)	108,149	930,583
		27,675,220

France 3.1%
Air France-KLM *	179,843	2,144,323
Albioma S.A.	17,329	433,274
Alten S.A.	24,635	2,379,650
Altran Technologies S.A.	143,316	2,609,696
Beneteau S.A.	30,203	708,746
Boiron S.A.	3,926	328,002
Bonduelle S.C.A.	14,834	650,418
27
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Bourbon Corp. (a)	26,931	218,100
Coface S.A. *	75,607	882,489
DBV Technologies S.A. *(a)	20,124	849,231
Derichebourg S.A.	71,725	646,473
Direct Energie	6,648	299,843
Elis S.A.	170,091	4,373,079
Eramet *	8,685	1,370,691
Etablissements Maurel et Prom *	92,973	398,582
Euronext N.V.	64,026	4,474,519
Europcar Groupe S.A.	79,706	1,111,150
FFP	6,066	739,840
Fnac Darty S.A. *	15,867	1,784,272
Gaztransport Et Technigaz S.A.	17,341	1,111,430
Genfit *(a)	29,196	821,142
GL Events	9,321	287,051
Guerbet	4,418	347,553
Haulotte Group S.A.	11,835	271,081
Interparfums S.A.	2,252	96,545
IPSOS	30,699	1,180,173
Jacquet Metal Service	11,835	430,150
Korian S.A.	37,816	1,239,768
Maisons du Monde S.A.	37,402	1,588,397
Manitou BF S.A.	9,321	416,082
Mercialys S.A.	46,844	916,990
Mersen S.A.	11,926	584,004
Metropole Television S.A.	65,249	1,860,603
Neopost S.A.	33,136	968,328
Nexans S.A.	25,307	1,342,040
Nexity S.A. *	39,792	2,492,135
Parrot S.A. *(a)	21,763	204,118
Rallye S.A.	26,193	480,792
SOITEC *	16,356	1,285,688
Sopra Steria Group	12,429	2,420,898
SPIE S.A.	81,630	2,021,069
Tarkett S.A.	34,546	1,262,336
Technicolor S.A.	344,427	782,190
Television Francaise 1 S.A.	105,859	1,501,561
Trigano S.A.	7,891	1,413,804
Vallourec S.A. *(a)	266,065	1,451,517
Vicat S.A.	15,602	1,247,350
Vilmorin & Cie S.A.	5,104	463,770
Virbac S.A. *	3,997	597,668
Worldline S.A. *	37,137	1,896,919
X-Fab Silicon Foundries SE *(a)	34,908	377,219
		59,762,749

Germany 5.3%
1&1 Drillisch AG	39,978	3,093,770
Aareal Bank AG	53,439	2,608,380
ADO Properties S.A.	21,270	1,109,797
AIXTRON SE *	99,107	1,984,178
alstria Office REIT-AG	118,059	1,753,807
Aurubis AG	29,917	2,524,260
BayWa AG	16,739	605,326
Bechtle AG	24,955	2,135,112
Bertrandt AG	4,445	521,534
Bilfinger SE	32,045	1,460,167
Carl Zeiss Meditec AG	20,866	1,292,821
comdirect bank AG	21,609	307,304
CompuGroup Medical SE	20,344	1,160,236
CTS Eventim AG & Co., KGaA	46,038	2,247,134
Deutsche Beteiligungs AG	12,976	697,935
Deutsche Euroshop AG	46,801	1,697,585
Deutsche Pfandbriefbank AG	94,696	1,655,058
Deutz AG	99,777	935,820
Dialog Semiconductor plc *	69,091	2,241,499
DIC Asset AG	42,459	562,387
28
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Diebold Nixdorf AG	7,710	639,438
DMG Mori AG	17,807	996,871
Duerr AG	21,842	2,689,268
ElringKlinger AG	27,630	573,893
Evotec AG *	118,767	2,088,074
Freenet AG	117,395	4,074,928
Gerresheimer AG	28,820	2,217,986
GRENKE AG	24,847	2,716,812
Hamburger Hafen und Logistik AG	19,753	486,172
Hapag-Lloyd AG *	33,908	1,378,806
Heidelberger Druckmaschinen AG *	225,024	843,661
Indus Holding AG	15,599	1,166,253
Jenoptik AG	48,291	1,669,173
Kloeckner & Co. SE	75,144	971,484
Koenig & Bauer AG	11,688	1,029,944
Krones AG	13,413	1,819,140
KWS Saat SE	1,817	745,719
Leoni AG	30,703	2,104,517
MorphoSys AG *	26,036	2,608,659
Nemetschek SE	16,922	1,741,925
Nordex SE *	59,379	686,267
Norma Group SE	29,643	2,189,131
PATRIZIA Immobilien AG *	44,240	997,132
Pfeiffer Vacuum Technology AG	6,194	1,105,981
Rheinmetall AG	39,275	5,221,293
Rhoen-Klinikum AG	27,872	973,591
Rocket Internet SE *	68,024	2,049,248
Salzgitter AG	35,674	2,054,098
SGL Carbon SE *	49,355	700,680
Siltronic AG *	16,741	2,474,682
Sixt SE	11,810	1,244,512
SMA Solar Technology AG	9,784	589,970
Software AG	44,367	2,341,977
Stabilus S.A.	23,318	2,228,259
STADA Arzneimittel AG	20,530	2,140,871
Stroeer SE & CO. KGaA	24,281	1,732,439
TAG Immobilien AG	136,046	2,581,849
Takkt AG	30,428	801,609
Tele Columbus AG *	71,860	803,696
TLG Immobilien AG	73,149	1,960,972
Vossloh AG *	8,779	401,524
VTG AG	11,372	563,117
Wacker Neuson SE	25,352	907,210
XING SE	2,673	837,852
zooplus AG *	5,589	1,218,813
		101,963,606

Hong Kong 1.9%
Beijing Enterprises Medical & Health Group Ltd. *	5,446,901	271,465
BOE Varitronix Ltd.	212,458	112,130
C.P. Pokphand Co., Ltd.	5,208,931	406,048
Canvest Environmental Protection Group Co., Ltd.	703,551	405,482
China Aerospace International Holdings Ltd.	2,287,966	257,295
China Animal Healthcare Ltd. *(b)	192,752	—
China Goldjoy Group Ltd.	9,901,245	797,130
China Harmony New Energy Auto Holding Ltd. *	785,312	566,005
China Silver Group Ltd.	1,325,178	306,515
Chong Hing Bank Ltd.	195,994	411,259
Chow Sang Sang Holdings International Ltd.	262,311	595,331
CITIC Telecom International Holdings Ltd.	1,442,342	416,558
CSmall Group Ltd. *(b)	22,086	—
Digital Domain Holdings Ltd. *(a)	13,333,945	289,672
Dynam Japan Holdings Co., Ltd.	248,146	329,792
Emperor Capital Group Ltd.	3,343,955	264,942
Far East Consortium International Ltd.	1,092,393	618,417
Fortune Real Estate Investment Trust	1,402,430	1,670,306
Freeman FinTech Corp., Ltd. *	12,500,543	2,939,312
29
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
GCL New Energy Holdings Ltd. *	6,148,154	384,981
Gemdale Properties & Investment Corp., Ltd.	5,209,220	679,003
Giordano International Ltd.	1,261,694	620,746
Goodbaby International Holdings Ltd.	758,488	445,867
HC International, Inc.	647,332	402,861
HKBN Ltd.	722,308	826,123
HKR International Ltd.	934,985	578,294
IGG, Inc.	874,588	1,117,642
IMAX China Holding, Inc. *	105,828	300,229
K Wah International Holdings Ltd.	1,403,403	911,056
KuangChi Science Ltd. *	1,593,373	409,272
Lai Sun Development Co., Ltd.	279,133	461,577
Lee's Pharmaceutical Holdings Ltd.	307,604	466,204
Luk Fook Holdings International Ltd.	331,603	1,144,145
Man Wah Holdings Ltd.	1,411,706	1,306,116
MMG Ltd. *	2,044,347	1,434,254
NagaCorp Ltd.	1,386,292	1,264,888
Nan Hai Corp., Ltd.	9,460,380	302,237
NewOcean Energy Holdings Ltd. *	1,020,073	239,855
Pacific Basin Shipping Ltd. *	3,414,292	951,166
Pacific Textiles Holdings Ltd.	431,568	413,076
Panda Green Energy Group Ltd. *	3,376,365	384,006
Pou Sheng International Holdings Ltd. (a)	1,985,474	499,838
Prosperity REIT	1,100,287	472,437
Regina Miracle International Holdings Ltd.	286,966	250,834
Road King Infrastructure Ltd.	271,053	493,938
Singamas Container Holdings Ltd.	1,510,710	299,235
Sino Oil & Gas Holdings Ltd. *	15,633,611	123,865
SITC International Holdings Co., Ltd.	1,094,300	1,188,651
SmarTone Telecommunications Holdings Ltd.	390,075	425,203
Spring Real Estate Investment Trust	766,000	325,966
Stella International Holdings Ltd.	380,822	535,320
Sun Hung Kai & Co., Ltd.	711,607	474,690
Sunlight Real Estate Investment Trust	1,261,694	878,718
Superb Summit International Group Ltd. *(b)	1,120,000	—
The United Laboratories International Holdings Ltd. *	609,161	630,545
Town Health International Medical Group Ltd. (b)	3,638,120	160,397
Truly International Holdings Ltd. (a)	1,626,101	542,359
Value Partners Group Ltd.	918,615	871,037
Vitasoy International Holdings Ltd.	741,375	1,932,712
Yuexiu Real Estate Investment Trust	1,251,281	833,089
		36,640,091

Ireland 0.3%
C&C Group plc	326,061	1,149,297
Green REIT plc	616,729	1,155,370
Hibernia REIT plc	642,295	1,112,393
Irish Continental Group plc	151,546	1,036,914
Origin Enterprises plc	125,163	870,134
		5,324,108

Israel 0.5%
Africa Israel Properties Ltd. *	19,046	469,387
B Communications Ltd. *	12,358	216,284
Brack Capital Properties N.V. *	3,450	425,175
Cellcom Israel Ltd. *	56,226	467,990
Clal Insurance Enterprises Holdings Ltd. *	18,465	336,611
Delta-Galil Industries Ltd.	9,980	328,880
Electra Ltd.	2,256	584,363
Formula Systems 1985 Ltd.	7,628	272,448
IDI Insurance Co., Ltd.	8,951	607,459
Jerusalem Economy Ltd. *	140,406	351,162
Jerusalem Oil Exploration *	11,362	678,211
Kenon Holdings Ltd. *	12,993	403,116
Mazor Robotics Ltd. *	46,466	1,515,188
Menora Mivtachim Holdings Ltd.	54,173	749,477
30
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nova Measuring Instruments Ltd. *	29,487	809,194
Partner Communications Co., Ltd. *	96,590	507,059
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	10,287	585,917
Reit 1 Ltd.	210,395	888,921
		10,196,842

Italy 3.1%
ACEA S.p.A.	42,184	736,760
Amplifon S.p.A.	109,626	1,744,856
Anima Holding S.p.A.	207,919	1,586,196
Arnoldo Mondadori Editore S.p.A. *	114,880	268,457
ASTM S.p.A.	36,192	878,418
Autogrill S.p.A.	122,458	1,536,873
Azimut Holding S.p.A.	106,812	2,335,800
Banca Farmafactoring S.p.A. *	49,701	354,614
Banca Generali S.p.A.	54,646	1,818,185
Banca IFIS S.p.A.	17,397	748,156
Banca Popolare di Sondrio Scarl	411,477	1,671,188
Beni Stabili S.p.A.	1,111,757	892,218
BPER Banca	440,942	2,617,987
Brembo S.p.A.	135,055	1,894,279
Brunello Cucinelli S.p.A.	23,331	734,156
C.I.R. - Compagnie Industriali Riunite S.p.A.	317,286	424,902
Cementir Holding S.p.A.	59,526	536,521
Cerved Information Solutions S.p.A.	188,817	2,441,082
Credito Emiliano S.p.A.	66,427	593,860
Danieli & C Officine Meccaniche S.p.A.	11,835	336,325
Danieli & C Officine Meccaniche S.p.A. - RSP	41,733	821,521
Datalogic S.p.A.	18,979	710,636
De'Longhi S.p.A.	60,199	1,701,916
DiaSorin S.p.A.	20,540	1,689,732
doBank S.p.A. *	23,321	325,678
Ei Towers S.p.A.	15,886	901,923
Enav S.p.A.	166,118	847,298
ERG S.p.A.	51,786	1,073,102
Fincantieri S.p.A. *	411,078	657,799
Hera S.p.A.	753,404	2,574,729
Immobiliare Grande Distribuzione SIIQ S.p.A.	43,009	415,346
Industria Macchine Automatiche S.p.A.	12,951	1,125,443
Infrastrutture Wireless Italiane S.p.A.	226,613	1,580,943
Interpump Group S.p.A.	80,054	2,667,468
Iren S.p.A.	445,733	1,324,303
Italmobiliare S.p.A.	15,341	436,894
Juventus Football Club S.p.A. *(a)	461,847	406,697
Maire Tecnimont S.p.A. (a)	99,210	484,006
MARR S.p.A.	38,602	1,029,190
OVS S.p.A.	102,045	668,968
Piaggio & C S.p.A.	174,069	501,036
RAI Way S.p.A.	112,081	632,919
Reply S.p.A.	15,507	930,526
Salini Impregilo S.p.A (a)	148,329	451,550
Saras S.p.A.	444,424	936,106
Societa Cattolica di Assicurazioni SC	149,931	1,790,233
Societa Iniziative Autostradali e Servizi S.p.A.	71,214	1,227,278
Technogym S.p.A.	76,973	772,634
Tod's S.p.A. (a)	12,434	914,458
Unipol Gruppo S.p.A.	484,342	2,429,073
Yoox Net-A-Porter Group S.p.A. *	55,126	2,540,118
Zignago Vetro S.p.A.	22,709	227,116
		58,947,472

Japan 20.6%
ADEKA Corp.	99,239	1,820,071
Aeon Delight Co., Ltd.	20,033	705,910
Ai Holdings Corp.	35,147	962,133
Aichi Steel Corp.	14,188	614,297
31
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Aida Engineering Ltd.	65,204	908,047
Alpine Electronics, Inc.	40,076	803,736
Amano Corp.	67,474	1,893,863
Anicom Holdings, Inc.	14,377	482,355
Anritsu Corp.	131,667	1,759,591
AOKI Holdings, Inc.	45,309	729,496
Arakawa Chemical Industries Ltd.	15,275	290,598
Arata Corp.	10,897	523,889
Arcland Sakamoto Co., Ltd.	37,414	618,161
Arcs Co., Ltd.	44,562	1,056,575
AS One Corp.	12,612	865,188
Asahi Diamond Industrial Co., Ltd.	51,962	632,572
Asahi Holdings, Inc.	31,239	590,498
Asatsu-DK, Inc.	8,224	281,699
ASKA Pharmaceutical Co., Ltd.	22,247	446,170
Atom Corp. (a)	79,932	736,359
Atsugi Co., Ltd.	28,825	325,515
Avex, Inc.	34,067	521,357
Axial Retailing, Inc.	19,059	769,826
Bank of the Ryukyus Ltd.	47,473	721,627
Belc Co., Ltd.	9,683	543,566
Bell System24 Holdings, Inc.	41,620	590,142
Belluna Co., Ltd.	44,646	542,672
Benefit One, Inc.	28,558	736,532
BML, Inc.	23,881	609,642
Broadleaf Co., Ltd.	29,508	333,228
BRONCO BILLY Co., Ltd.	12,425	411,624
Bunka Shutter Co., Ltd.	54,192	521,072
Canon Electronics, Inc.	23,631	572,920
Cawachi Ltd.	13,685	336,402
Central Glass Co., Ltd.	38,944	876,290
CHIMNEY Co., Ltd.	12,921	358,429
Chiyoda Co., Ltd.	25,509	656,461
Chofu Seisakusho Co., Ltd.	20,133	454,905
Chubu Shiryo Co., Ltd.	24,925	476,286
Chudenko Corp.	27,846	797,240
Chugoku Marine Paints Ltd.	64,560	670,376
Ci:z Holdings Co., Ltd.	21,788	1,263,931
CKD Corp.	51,901	1,323,486
Clarion Co., Ltd.	92,930	298,721
CMK Corp.	35,706	312,204
Cocokara fine, Inc.	18,164	1,184,775
Colowide Co., Ltd.	59,000	1,369,598
Create Restaurants Holdings, Inc.	42,644	479,972
Create SD Holdings Co., Ltd.	20,125	510,363
DA Consortium Holdings, Inc.	24,150	572,828
Dai Nippon Toryo Co., Ltd.	26,040	387,043
Daibiru Corp.	47,837	594,460
Daido Metal Co., Ltd.	40,599	506,798
Daihen Corp.	99,735	797,282
Daiho Corp.	100,493	598,032
Daiken Corp.	14,202	363,352
Daikyonishikawa Corp.	51,923	894,863
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	14,041	624,381
Daio Paper Corp.	73,875	1,021,878
Daiseki Co., Ltd.	43,718	1,288,535
Daiwabo Holdings Co., Ltd.	17,115	713,760
DCM Holdings Co., Ltd.	105,177	1,039,893
Denki Kogyo Co., Ltd.	16,307	482,157
Descente Ltd.	43,081	683,127
Dexerials Corp.	43,650	575,564
Digital Arts, Inc.	6,720	245,612
Digital Garage, Inc.	27,510	827,582
Dip Corp.	19,582	611,106
Doshisha Co., Ltd.	23,856	532,319
Doutor Nichires Holdings Co., Ltd.	31,773	740,243
DTS Corp.	18,959	686,721
Duskin Co., Ltd.	47,998	1,192,472
32
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
DyDo Group Holdings, Inc.	9,321	581,771
Eagle Industry Co., Ltd.	24,343	451,705
Earth Chemical Co., Ltd.	13,289	657,569
EDION Corp.	78,110	950,160
Eiken Chemical Co., Ltd.	15,234	739,535
Eizo Corp.	19,444	938,443
Elecom Co., Ltd.	18,979	428,475
Enplas Corp.	9,973	365,909
EPS Holdings, Inc.	35,706	750,895
eRex Co., Ltd. (a)	21,775	165,294
ESPEC Corp.	20,845	543,468
euglena Co., Ltd. *(a)	68,934	638,272
F@N Communications, Inc.	52,456	366,732
Fancl Corp.	34,840	1,257,054
FCC Co., Ltd.	35,965	1,022,949
FIDEA Holdings Co., Ltd.	229,410	417,090
Financial Products Group Co., Ltd.	59,351	785,377
Foster Electric Co., Ltd.	23,107	648,352
Fuji Co., Ltd.	22,876	480,009
Fuji Kyuko Co., Ltd.	23,662	600,725
Fuji Machine Manufacturing Co., Ltd.	77,014	1,581,347
Fuji Oil Co., Ltd.	61,052	255,754
Fuji Seal International, Inc.	39,429	1,295,147
Fuji Soft, Inc.	23,399	885,919
Fujibo Holdings, Inc.	12,659	509,539
Fujicco Co., Ltd.	23,296	517,204
Fujimi, Inc.	22,652	555,341
Fujimori Kogyo Co., Ltd.	12,915	449,038
Fujitec Co., Ltd.	83,239	1,114,742
Fukushima Industries Corp.	12,144	540,593
FULLCAST Holdings Co., Ltd.	21,775	524,249
Funai Soken Holdings, Inc.	30,258	622,996
Furukawa Co., Ltd.	35,827	748,068
Fuso Chemical Co., Ltd.	19,607	553,086
Futaba Corp.	36,147	780,833
Futaba Industrial Co., Ltd.	51,903	464,527
Fuyo General Lease Co., Ltd.	18,987	1,275,824
G-Tekt Corp.	18,985	379,504
Geo Holdings Corp.	27,449	503,937
Giken Ltd.	13,728	381,201
GMO internet, Inc.	58,459	1,062,841
Godo Steel Ltd.	13,275	259,018
Goldcrest Co., Ltd.	15,543	329,345
Goldwin, Inc.	9,142	1,046,097
Gun-Ei Chemical Industry Co., Ltd.	5,350	182,754
Gunze Ltd.	16,862	944,986
Gurunavi, Inc.	27,039	367,429
Hamakyorex Co., Ltd.	16,855	565,493
Hanwa Co., Ltd.	36,685	1,674,298
Hazama Ando Corp.	176,906	1,281,555
Heiwa Real Estate Co., Ltd.	39,053	736,373
Heiwado Co., Ltd.	32,434	753,820
Hibiya Engineering Ltd.	25,465	483,979
Hiday Hidaka Corp.	24,510	622,943
Hitachi Zosen Corp.	157,194	798,455
Hodogaya Chemical Co., Ltd.	5,350	252,697
Hogy Medical Co., Ltd.	11,286	865,184
Hokuetsu Kishu Paper Co., Ltd.	130,780	849,356
Hokuto Corp.	21,662	429,160
Honeys Co., Ltd.	28,450	282,087
Hosiden Corp.	56,899	843,047
Hosokawa Micron Corp.	6,366	486,824
IBJ Leasing Co., Ltd.	31,227	819,122
Ichibanya Co., Ltd.	16,266	683,689
Ichikoh Industries Ltd.	45,875	485,814
Ichiyoshi Securities Co., Ltd.	41,721	495,780
Idec Corp.	26,444	742,231
IDOM, Inc.	55,630	373,282
33
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Iino Kaiun Kaisha Ltd.	102,889	541,902
Inaba Denki Sangyo Co., Ltd.	27,265	1,266,089
Inabata & Co., Ltd.	50,271	763,217
Infomart Corp.	85,832	754,514
Internet Initiative Japan, Inc.	30,439	698,895
Investors Cloud Co., Ltd. (a)	32,642	646,385
Iriso Electronics Co., Ltd.	20,595	1,380,013
Ishihara Sangyo Kaisha Ltd. *	34,217	492,868
Istyle, Inc. (a)	58,446	894,450
Itochu Enex Co., Ltd.	56,923	547,865
Itoki Corp.	43,781	299,929
Iwatani Corp.	42,394	1,624,961
J Trust Co., Ltd.	72,374	463,932
J-Oil Mills, Inc.	11,375	395,495
Jaccs Co., Ltd.	25,323	596,854
Japan Lifeline Co., Ltd.	57,265	1,875,649
Japan Material Co., Ltd.	57,495	803,384
Japan Securities Finance Co., Ltd.	112,882	700,322
JCR Pharmaceuticals Co., Ltd.	13,601	697,226
JCU Corp.	9,550	459,130
Jeol Ltd.	81,733	680,949
Jimoto Holdings, Inc.	212,649	370,673
JINS, Inc.	14,833	721,459
Joshin Denki Co., Ltd.	17,475	632,149
Joyful Honda Co., Ltd.	26,723	914,099
JSP Corp.	8,592	274,174
Juki Corp.	29,084	465,813
Justsystems Corp.	32,712	719,814
JVC Kenwood Corp.	162,335	608,538
kabu.com Securities Co., Ltd.	167,508	613,801
Kadokawa Dwango *	50,905	578,677
Kaga Electronics Co., Ltd.	18,725	497,497
Kameda Seika Co., Ltd.	15,916	765,185
Kamei Corp.	20,005	302,029
Kanamoto Co., Ltd.	26,931	854,331
Kanematsu Corp.	81,113	1,105,274
Kanematsu Electronics Ltd.	6,444	204,423
Kansai Urban Banking Corp.	38,282	515,545
Kanto Denka Kogyo Co., Ltd.	37,958	441,815
Katakura Industries Co., Ltd.	36,996	489,212
Kato Sangyo Co., Ltd.	26,732	910,649
Kato Works Co., Ltd.	9,707	244,256
Keihanshin Building Co., Ltd.	73,088	593,170
Keihin Corp.	43,236	910,061
Kenedix, Inc.	223,408	1,427,902
Kenko Mayonnaise Co., Ltd.	10,822	367,647
Key Coffee, Inc.	26,983	548,485
KH Neochem Co., Ltd.	33,575	1,057,233
Kintetsu World Express, Inc.	32,052	632,900
Kisoji Co., Ltd.	32,570	832,678
Kitano Construction Corp.	74,650	309,220
Kitz Corp.	90,382	741,995
KLab, Inc.	27,115	418,776
Koa Corp.	29,065	630,575
Kohnan Shoji Co., Ltd.	28,889	681,445
Kokuyo Co., Ltd.	82,725	1,566,817
KOMEDA Holdings Co., Ltd.	30,410	577,107
Komori Corp.	52,571	699,107
Konishi Co., Ltd.	14,162	241,154
Konoike Transport Co., Ltd.	32,060	567,859
Koshidaka Holdings Co., Ltd.	8,045	538,319
Kotobuki Spirits Co., Ltd.	18,616	1,088,645
Kumagai Gumi Co., Ltd.	32,995	981,764
Kumiai Chemical Industry Co., Ltd.	96,931	616,805
Kura Corp.	9,668	588,026
Kurabo Industries Ltd.	199,954	667,107
Kureha Corp.	17,279	1,240,402
KYB Corp.	19,076	1,020,795
34
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kyokuto Kaihatsu Kogyo Co., Ltd.	31,257	495,050
Kyokuto Securities Co., Ltd.	29,850	442,554
Kyokuyo Co., Ltd.	12,225	439,369
Kyoritsu Maintenance Co., Ltd.	23,561	1,015,703
Kyowa Exeo Corp.	85,953	2,302,981
Lasertec Corp.	35,615	1,480,273
LEC, Inc.	12,900	385,048
Life Corp.	18,428	485,806
Lifull Co., Ltd.	53,524	518,662
Macnica Fuji Electronics Holdings, Inc.	33,002	913,311
Macromill, Inc.	24,925	701,932
Makino Milling Machine Co., Ltd.	89,771	919,542
Mandom Corp.	41,631	1,472,818
Mani, Inc.	20,676	784,760
Mars Engineering Corp.	19,059	438,497
Marudai Food Co., Ltd.	122,616	586,047
Maruha Nichiro Corp.	35,772	1,059,365
Marusan Securities Co., Ltd.	61,576	606,498
Maruwa Co., Ltd.	7,544	627,812
Maruzen Showa Unyu Co., Ltd.	105,200	498,863
Marvelous, Inc. (a)	31,237	271,664
Matsuya Co., Ltd.	41,416	600,057
Matsuya Foods Co., Ltd.	15,302	566,449
Max Co., Ltd.	43,310	606,393
Maxell Holdings Ltd.	43,783	894,904
MCJ Co., Ltd.	28,370	382,326
Megachips Corp. (a)	17,925	619,030
Meidensha Corp.	188,493	715,427
Meitec Corp.	25,503	1,450,759
Menicon Co., Ltd.	18,467	456,029
METAWATER Co., Ltd.	11,835	356,586
Micronics Japan Co., Ltd.	21,655	217,149
Milbon Co., Ltd.	20,473	859,557
Ministop Co., Ltd.	14,700	301,150
Mirait Holdings Corp.	66,302	1,066,872
Miroku Jyoho Service Co., Ltd.	14,187	430,775
Mitsuba Corp.	37,265	532,582
Mitsubishi Pencil Co., Ltd.	42,635	969,331
Mitsuboshi Belting Ltd.	20,144	225,972
Mitsui High-Tec, Inc.	22,725	441,062
Mitsui Sugar Co., Ltd.	14,654	600,827
Mitsui-Soko Holdings Co., Ltd. *	97,862	328,331
Mizuno Corp.	17,618	524,222
Modec, Inc.	26,311	664,032
Monex Group, Inc.	182,602	653,708
Morinaga Milk Industry Co., Ltd.	40,034	1,620,795
Morita Holdings Corp.	40,599	771,992
MOS Food Services, Inc.	29,626	907,896
MTI Ltd.	52,125	301,891
Musashi Seimitsu Industry Co., Ltd.	19,776	701,487
Nachi-Fujikoshi Corp.	178,225	1,125,755
Nagaileben Co., Ltd.	27,513	742,068
Namura Shipbuilding Co., Ltd.	57,699	350,395
NEC Networks & System Integration Corp.	24,343	639,915
NET One Systems Co., Ltd.	81,715	1,268,935
Nichi-iko Pharmaceutical Co., Ltd.	43,216	679,597
Nichias Corp.	107,445	1,436,896
Nichicon Corp.	67,357	841,450
Nichiha Corp.	28,562	1,133,593
NichiiGakkan Co., Ltd.	38,540	420,055
Nihon Nohyaku Co., Ltd.	63,169	383,614
Nihon Parkerizing Co., Ltd.	105,239	1,877,841
Nihon Trim Co., Ltd.	6,903	376,510
Nihon Unisys Ltd.	64,768	1,356,604
Nikkiso Co., Ltd.	55,002	619,066
Nippon Carbon Co., Ltd.	10,658	617,276
Nippon Ceramic Co., Ltd.	27,985	792,041
Nippon Chemi-Con Corp.	16,962	462,578
35
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nippon Denko Co., Ltd.	100,285	359,017
Nippon Densetsu Kogyo Co., Ltd.	33,705	712,921
Nippon Flour Mills Co., Ltd.	48,800	755,976
Nippon Gas Co., Ltd.	37,155	1,606,957
Nippon Holdings Co., Ltd.	52,954	1,364,234
Nippon Kanzai Co., Ltd.	21,000	418,012
Nippon Koei Co., Ltd.	16,325	453,774
Nippon Light Metal Holdings Co., Ltd.	543,818	1,483,070
Nippon Parking Development Co., Ltd.	212,649	368,681
Nippon Seiki Co., Ltd.	44,738	960,124
Nippon Sheet Glass Co., Ltd. *	96,639	778,872
Nippon Signal Co., Ltd.	71,292	702,197
Nippon Soda Co., Ltd.	134,995	840,042
Nippon Steel & Sumikin Bussan Corp.	13,439	769,526
Nippon Suisan Kaisha Ltd.	252,890	1,310,606
Nippon Thompson Co., Ltd.	67,345	545,299
Nippon Valqua Industries Ltd.	13,950	426,847
Nippon Yakin Kogyo Co., Ltd. *	109,998	330,906
Nishimatsu Construction Co., Ltd.	53,471	1,355,003
Nishimatsuya Chain Co., Ltd.	50,421	601,999
Nishio Rent All Co., Ltd.	15,916	508,632
Nissei ASB Machine Co., Ltd.	5,873	448,022
Nissha Co., Ltd. (a)	36,291	990,388
Nissin Corp.	13,265	343,979
Nissin Electric Co., Ltd.	47,667	469,947
Nissin Kogyo Co., Ltd.	40,566	724,983
Nitta Corp.	20,133	779,245
Nittetsu Mining Co., Ltd.	6,025	405,977
Nitto Boseki Co., Ltd.	27,068	635,700
Nitto Kogyo Corp.	27,257	480,232
Noevir Holdings Co., Ltd.	15,992	1,197,470
Nohmi Bosai Ltd.	24,343	529,954
Nojima Corp.	28,095	664,559
Nomura Co., Ltd.	38,834	778,827
Noritake Co., Ltd.	13,750	700,998
Noritsu Koki Co., Ltd.	15,890	359,928
Noritz Corp.	37,241	666,258
NSD Co., Ltd.	37,280	778,057
Obara Group, Inc.	11,190	712,058
Ohsho Food Service Corp.	11,893	572,888
Oiles Corp.	36,263	796,253
Okabe Co., Ltd.	54,595	524,435
Okamoto Industries, Inc.	70,377	733,417
Okamura Corp.	79,502	1,107,909
Okasan Securities Group, Inc.	161,536	1,049,102
Oki Electric Industry Co., Ltd.	83,080	1,150,764
Okumura Corp.	38,995	1,699,328
Onward Holdings Co., Ltd.	124,209	1,063,933
Open House Co., Ltd.	27,625	1,669,849
Optex Group Co., Ltd.	14,162	779,073
Osaka Soda Co., Ltd. (a)	15,579	420,336
OSAKA Titanium Technologies Co., Ltd.	20,528	508,078
Osaki Electric Co., Ltd.	36,837	278,595
Outsourcing, Inc.	74,610	1,443,884
Pacific Industrial Co., Ltd.	50,977	716,607
Pacific Metals Co., Ltd. *	13,000	405,089
PAL GROUP Holdings Co., Ltd.	12,652	358,081
Paramount Bed Holdings Co., Ltd.	18,680	971,595
Penta-Ocean Construction Co., Ltd.	277,489	2,015,407
PIA Corp.	4,344	228,385
Piolax, Inc.	26,555	740,121
Pioneer Corp. *	267,493	486,328
Plenus Co., Ltd.	24,343	471,552
Press Kogyo Co., Ltd.	96,523	601,544
Pressance Corp.	32,450	513,337
Prestige International, Inc.	24,927	321,910
Prima Meat Packers Ltd.	142,384	860,669
Raito Kogyo Co., Ltd.	49,712	554,866
36
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Relia, Inc.	40,599	519,354
Ricoh Leasing Co., Ltd.	12,404	420,809
Riken Keiki Co., Ltd.	21,875	489,346
Riken Technos Corp.	62,815	317,298
Riken Vitamin Co., Ltd.	9,075	348,695
Ringer Hut Co., Ltd.	22,615	505,899
Riso Kagaku Corp.	26,686	573,209
Round One Corp.	59,119	982,316
Royal Holdings Co., Ltd.	28,295	773,237
Ryobi Ltd.	26,538	729,699
Ryosan Co., Ltd.	30,718	1,151,511
S Foods, Inc.	17,460	701,149
Saibu Gas Co., Ltd.	27,046	693,734
Saizeriya Co., Ltd.	25,976	738,833
Sakai Moving Service Co., Ltd.	8,808	469,683
Sakata INX Corp.	42,420	563,718
Sakata Seed Corp.	32,534	1,134,216
San-A Co., Ltd.	18,943	985,274
San-Ai Oil Co., Ltd.	63,483	886,460
Sanden Holdings Corp. *	22,047	364,884
Sangetsu Corp.	77,303	1,627,851
Sanken Electric Co., Ltd.	100,039	778,149
Sanki Engineering Co., Ltd.	54,817	616,470
Sankyo Tateyama, Inc.	34,578	505,522
Sanshin Electronics Co., Ltd.	17,475	325,901
Sanyo Chemical Industries Ltd.	11,440	571,437
Sanyo Denki Co., Ltd.	8,117	674,737
Sanyo Electric Railway Co., Ltd.	9,519	244,877
Sanyo Shokai Ltd.	23,300	541,094
Sanyo Special Steel Co., Ltd.	25,713	570,864
Sato Holdings Corp.	24,950	839,422
Seikagaku Corp.	39,235	775,103
Seiko Holdings Corp.	27,393	755,005
Seiren Co., Ltd.	46,859	920,888
Sekisui Jushi Corp.	22,146	511,389
Sekisui Plastics Co., Ltd.	25,971	294,259
Senko Group Holdings Co., Ltd.	113,279	808,946
Senshukai Co., Ltd. *	46,400	250,035
Shibuya Corp.	16,864	687,488
Shikoku Chemicals Corp.	28,329	401,419
Shima Seiki Manufacturing Ltd.	28,098	1,888,034
Shindengen Electric Manufacturing Co., Ltd.	7,709	610,478
Shinko Electric Industries Co., Ltd.	42,713	347,052
Shinko Plantech Co., Ltd.	54,162	488,806
Shinmaywa Industries Ltd.	84,966	742,920
Shinnihon Corp.	34,315	340,561
Ship Healthcare Holdings, Inc.	40,599	1,421,089
Shizuoka Gas Co., Ltd.	63,284	535,546
SHO-BOND Holdings Co., Ltd.	23,169	1,674,083
Shoei Foods Corp.	12,125	467,024
Showa Corp.	47,618	759,978
Showa Sangyo Co., Ltd.	24,467	644,092
Siix Corp.	16,303	791,430
Sinfonia Technology Co., Ltd.	138,391	488,950
Sintokogio Ltd.	57,189	678,518
SMS Co., Ltd.	24,329	1,010,051
Sodick Co., Ltd.	43,021	605,975
Sogo Medical Co., Ltd.	7,334	432,321
St Marc Holdings Co., Ltd.	15,753	474,635
Star Micronics Co., Ltd.	38,926	807,303
Starts Corp., Inc.	32,708	867,166
Stella Chemifa Corp. (a)	9,075	245,362
Studio Alice Co., Ltd.	15,275	365,609
Sumida Corp.	24,150	393,353
Sumitomo Bakelite Co., Ltd.	160,072	1,411,628
Sumitomo Mitsui Construction Co., Ltd.	154,212	909,042
Sumitomo Riko Co., Ltd.	35,706	368,420
Sumitomo Seika Chemicals Co., Ltd.	7,157	368,900
37
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sushiro Global Holdings Ltd. *	17,375	788,922
SWCC Showa Holdings Co., Ltd. *	36,175	354,275
Systena Corp.	15,621	673,414
T-Gaia Corp.	18,366	529,267
Tachi-S Co., Ltd.	28,562	519,820
Taihei Dengyo Kaisha Ltd.	15,435	374,646
Taiho Kogyo Co., Ltd.	22,150	335,037
Taikisha Ltd.	29,970	1,037,807
Taiyo Holdings Co., Ltd.	18,609	845,824
Takaoka Toko Co., Ltd.	19,000	297,006
Takara Bio, Inc.	56,589	1,050,586
Takara Leben Co., Ltd.	87,464	390,168
Takara Standard Co., Ltd.	44,848	750,654
Takasago International Corp.	15,312	457,042
Takasago Thermal Engineering Co., Ltd.	67,487	1,245,320
Takeuchi Manufacturing Co., Ltd.	32,450	786,731
Takuma Co., Ltd.	74,521	898,819
Tamron Co., Ltd.	21,792	506,278
Tamura Corp.	81,606	650,064
Tanseisha Co., Ltd.	29,830	300,522
TechnoPro Holdings, Inc.	35,329	2,112,357
Teikoku Sen-I Co., Ltd.	24,954	468,655
Tekken Corp.	12,893	378,797
The Aichi Bank Ltd.	10,200	510,454
The Akita Bank Ltd.	17,698	476,182
The Aomori Bank Ltd.	20,761	655,682
The Bank of Iwate Ltd.	17,378	697,856
The Bank of Nagoya Ltd.	18,341	673,790
The Bank of Okinawa Ltd.	23,259	937,292
The Chiba Kogyo Bank Ltd.	71,779	330,962
The Ehime Bank Ltd.	31,400	391,967
The Eighteenth Bank Ltd.	166,180	439,181
The Fukui Bank Ltd.	28,812	691,240
The Hokkoku Bank Ltd.	25,306	1,060,099
The Hokuetsu Bank Ltd.	9,331	210,222
The Hyakugo Bank Ltd.	180,118	892,952
The Hyakujushi Bank Ltd.	235,472	796,639
The Japan Wool Textile Co., Ltd.	65,204	674,008
The Kiyo Bank Ltd.	79,785	1,320,466
The Minato Bank Ltd. (a)	18,911	367,214
The Miyazaki Bank Ltd.	18,402	604,461
The Musashino Bank Ltd.	28,109	948,338
The Nanto Bank Ltd.	32,101	894,694
The Nisshin Oillio Group Ltd.	24,467	668,168
The Ogaki Kyoritsu Bank Ltd.	39,541	1,031,649
The Oita Bank Ltd.	19,604	748,665
The Okinawa Electric Power Co., Inc.	35,751	972,636
The Shikoku Bank Ltd.	23,371	332,698
The Sumitomo Warehouse Co., Ltd.	130,632	916,952
The Tochigi Bank Ltd.	119,865	495,389
The Toho Bank Ltd.	216,964	821,456
The Towa Bank Ltd.	38,105	512,804
The Yamagata Bank Ltd.	34,301	750,601
The Yamanashi Chuo Bank Ltd.	163,548	671,328
TKC Corp.	17,531	769,718
Toa Corp. *	20,483	442,850
Toagosei Co., Ltd.	122,561	1,439,192
TOC Co., Ltd.	70,773	571,066
Tocalo Co., Ltd.	34,368	472,820
Toei Co., Ltd.	7,250	773,206
Toho Co., Ltd.	8,637	199,362
Toho Holdings Co., Ltd.	54,531	1,293,454
Toho Titanium Co., Ltd.	34,624	470,825
Toho Zinc Co., Ltd.	12,233	653,466
Tokai Carbon Co., Ltd.	195,928	3,420,776
Tokai Corp.	22,569	555,844
TOKAI Holdings Corp.	124,249	1,342,572
Token Corp.	7,759	879,845
38
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tokuyama Corp.	69,342	2,092,510
Tokyo Dome Corp.	100,241	923,452
Tokyo Ohka Kogyo Co., Ltd.	37,233	1,463,778
Tokyo Rope Manufacturing Co., Ltd.	15,064	295,760
Tokyo Seimitsu Co., Ltd.	35,249	1,474,971
Tokyo Steel Manufacturing Co., Ltd.	96,806	788,383
Tokyo TY Financial Group, Inc.	26,219	656,550
Tokyotokeiba Co., Ltd.	14,833	499,044
Tokyu Construction Co., Ltd.	73,910	831,189
TOMONY Holdings, Inc.	153,407	715,962
Tomy Co., Ltd.	83,354	887,401
Topre Corp.	47,599	1,443,070
Topy Industries Ltd.	17,790	546,012
Toridoll Holdings corp.	22,259	769,746
Torii Pharmaceutical Co., Ltd.	14,162	390,598
Tosei Corp.	31,600	394,759
Toshiba Machine Co., Ltd.	105,959	766,603
Toshiba Plant Systems & Services Corp.	40,599	822,976
Toshiba TEC Corp.	129,640	812,794
Tosho Co., Ltd.	15,986	593,267
Totetsu Kogyo Co., Ltd.	30,935	987,148
Towa Pharmaceutical Co., Ltd.	8,400	547,116
Toyo Construction Co., Ltd.	39,325	199,748
Toyo Corp.	47,632	437,462
Toyo Ink SC Holdings Co., Ltd.	185,528	1,171,884
Toyo Kanetsu KK	10,097	322,199
Toyo Tanso Co., Ltd.	10,660	411,095
TPR Co., Ltd.	27,405	784,614
Trancom Co., Ltd.	6,468	430,372
Transcosmos, Inc.	25,334	691,132
Trusco Nakayama Corp.	40,475	1,062,846
TSI Holdings Co., Ltd.	89,091	644,564
Tsubaki Nakashima Co., Ltd.	35,852	1,049,974
Tsubakimoto Chain Co.	164,973	1,411,558
Tsugami Corp.	49,342	678,363
Tsukishima Kikai Co., Ltd.	47,667	685,711
Tsukuba Bank Ltd.	105,177	346,959
UACJ Corp.	28,623	701,727
UKC Holdings Corp.	14,162	312,558
Union Tool Co.	11,835	422,025
Unipres Corp.	38,802	955,641
United Arrows Ltd.	26,744	1,097,781
United Super Markets Holdings, Inc.	67,946	700,441
Unitika Ltd. *	36,519	242,308
Unizo Holdings Co., Ltd.	24,592	650,378
V Technology Co., Ltd.	4,546	1,223,145
Valor Holdings Co., Ltd.	43,084	1,183,038
Vector, Inc. *	19,050	407,047
Vital KSK Holdings, Inc.	39,517	382,190
VT Holdings Co., Ltd.	103,961	561,188
W-Scope Corp. (a)	23,341	328,771
Wacom Co., Ltd.	138,800	737,544
Wakita & Co., Ltd.	40,599	493,101
Warabeya Nichiyo Holdings Co., Ltd.	16,652	399,348
Wellnet Corp.	28,262	306,709
Xebio Holdings Co., Ltd.	26,754	545,586
YA-MAN Ltd.	23,112	384,677
Yahagi Construction Co., Ltd.	39,425	304,818
YAMABIKO Corp.	31,632	495,653
Yamazen Corp.	80,787	900,199
Yaoko Co., Ltd.	22,498	1,224,998
Yellow Hat Ltd.	17,894	536,627
Yodogawa Steel Works Ltd.	28,261	809,122
Yokogawa Bridge Holdings Corp.	28,295	688,647
Yokohama Reito Co., Ltd.	58,592	606,758
Yomiuri Land Co., Ltd.	7,350	319,610
Yondoshi Holdings, Inc.	18,500	469,153
Yonex Co., Ltd.	32,450	199,192
39
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Yorozu Corp.	16,897	313,538
Yoshinoya Holdings Co., Ltd. (a)	70,314	1,271,128
Yuasa Trading Co., Ltd.	7,356	257,827
Yushin Precision Equipment Co., Ltd. (a)	8,370	287,877
Zenrin Co., Ltd.	23,065	750,064
ZERIA Pharmaceutical Co., Ltd.	55,618	1,092,501
Zojirushi Corp.	41,661	522,788
		395,615,884

Netherlands 2.4%
Aalberts Industries N.V.	87,260	4,392,230
Accell Group	23,796	610,930
APERAM S.A.	44,627	2,330,665
Arcadis N.V.	68,588	1,649,645
ASM International N.V.	44,613	3,205,971
Basic-Fit N.V *	10,170	267,923
BE Semiconductor Industries N.V.	31,607	3,134,074
Brunel International N.V.	19,039	377,572
Corbion N.V.	56,692	1,764,566
Eurocommercial Properties N.V.	41,408	1,690,850
Flow Traders	28,562	1,173,265
ForFarmers N.V.	17,841	196,273
Fugro N.V. CVA *	63,815	928,925
Galapagos N.V. *	37,135	3,921,357
IMCD Group N.V.	49,353	3,172,193
Intertrust N.V.	50,983	1,081,957
Koninklijke BAM Groep N.V. (a)	210,387	931,453
Koninklijke Volkerwessels N.V.	15,286	413,887
NSI N.V.	17,980	748,886
PostNL N.V.	399,924	1,602,316
Refresco Group N.V.	60,055	1,461,260
SBM Offshore N.V.	159,930	2,726,921
Takeaway.com N.V. *	11,214	697,535
TKH Group N.V.	40,453	2,553,269
TomTom N.V. *	117,065	1,125,950
Vastned Retail N.V.	18,343	864,680
Wereldhave N.V.	37,579	1,390,581
Wessanen	54,169	1,062,361
		45,477,495

New Zealand 1.1%
a2 Milk Co., Ltd. *	655,243	6,261,088
Argosy Property Ltd.	848,124	633,997
Chorus Ltd.	405,037	1,094,092
EBOS Group Ltd.	80,380	1,030,467
Freightways Ltd.	159,272	848,952
Genesis Energy Ltd.	511,894	872,529
Goodman Property Trust	989,737	943,586
Infratil Ltd.	478,381	1,069,356
Kathmandu Holdings Ltd.	160,852	261,395
Mainfreight Ltd.	76,610	1,336,258
Metlifecare Ltd.	161,742	695,068
Precinct Properties New Zealand Ltd.	805,832	739,155
Summerset Group Holdings Ltd.	208,508	963,807
Trade Me Group Ltd.	359,122	1,141,254
Vital Healthcare Property Trust	383,140	583,885
Z Energy Ltd.	334,615	1,691,730
		20,166,619

Norway 1.9%
Aker A.S.A., A Shares	22,687	1,295,849
Aker Solutions A.S.A. *	125,862	718,108
Atea A.S.A. *	93,832	1,489,491
Austevoll Seafood A.S.A.	74,678	672,254
Bakkafrost P/F	38,934	1,974,566
40
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Borregaard A.S.A.	91,825	867,361
BW LPG Ltd. *(a)	57,370	253,496
DNO A.S.A. *	600,509	822,292
Entra A.S.A.	92,612	1,289,295
Evry A/S *	83,749	313,245
Grieg Seafood A.S.A.	45,875	405,698
Hoegh LNG Holdings Ltd. (a)	34,612	250,141
Leroy Seafood Group A.S.A.	245,415	1,472,720
Nordic Semiconductor A.S.A. *	128,872	751,621
Norwegian Air Shuttle A.S.A. *(a)	10,740	244,088
Norwegian Finans Holding A.S.A. *	130,777	1,525,464
Ocean Yield A.S.A.	40,546	375,278
Otello Corp. A.S.A. *	110,591	330,913
Petroleum Geo-Services A.S.A. *	272,354	878,829
REC Silicon A.S.A. *(a)	2,043,648	375,195
Salmar A.S.A.	49,606	1,773,642
SpareBank 1 SMN	119,924	1,406,470
SpareBank 1 SR-Bank A.S.A.	148,883	1,755,540
Storebrand A.S.A.	437,839	3,852,624
Subsea 7 S.A.	239,095	3,639,279
TGS Nopec Geophysical Co. A.S.A.	98,221	2,414,709
Tomra Systems A.S.A.	108,854	1,932,213
Veidekke A.S.A.	83,513	936,028
Wallenius Wilhelmsen Logistics *	115,220	885,285
XXL A.S.A.	99,370	1,135,175
		36,036,869

Portugal 0.5%
Banco BPI S.A. *	339,736	502,203
Banco Comercial Portugues S.A. *	8,208,316	2,953,327
Corticeira Amorim SGPS S.A.	30,974	385,330
CTT-Correios de Portugal S.A.	135,569	563,833
Mota-Engil, SGPS, S.A.	84,000	409,802
NOS, SGPS S.A.	193,883	1,189,442
REN - Redes Energeticas Nacionais, SGPS, S.A.	220,470	665,249
Semapa-Sociedade de Investimento e Gestao	30,345	712,078
Sonae, SGPS, S.A.	941,661	1,382,791
The Navigator Co. S.A.	272,358	1,479,537
		10,243,592

Republic of Korea 5.7%
Able C&C Co., Ltd. *	16,443	293,815
Advanced Process Systems Corp. *	11,341	340,890
Amicogen, Inc. *	9,802	439,909
Aprogen pharmaceuticals, Inc. *	80,000	318,035
Asiana Airlines, Inc. *	83,700	389,554
ATGen Co., Ltd. *	18,024	352,857
Binex Co., Ltd. *	29,655	294,387
Bukwang Pharmaceutical Co., Ltd.	26,730	588,707
Celltrion Pharm, Inc. *	15,310	1,259,693
Chabiotech Co., Ltd. *	33,626	1,013,841
Chong Kun Dang Pharmaceutical Corp.	5,811	694,916
CJ CGV Co., Ltd.	12,547	819,164
CJ E&M Corp.	20,221	1,617,082
CJ O Shopping Co., Ltd.	2,704	526,367
CMG Pharmaceutical Co., Ltd. *	76,697	497,904
Com2uSCorp	9,879	1,487,917
Cosmax, Inc.	6,307	745,495
CrystalGenomics, Inc. *	23,514	603,647
CUROCOM Co., Ltd. *	75,000	180,418
Daeduck Electronics Co.	35,000	289,593
Daeduck GDS Co., Ltd.	15,458	284,065
Daesang Corp.	20,535	462,696
Daewoong Co., Ltd.	24,823	425,216
Daewoong Pharmaceutical Co., Ltd.	4,046	683,736
Daishin Securities Co., Ltd. *	45,662	619,846
41
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Daou Technology, Inc.	22,600	484,181
Dawonsys Co., Ltd.	20,291	337,278
DB HiTek Co., Ltd.	28,653	404,830
DIO Corp. *	9,246	321,890
Dong-A Socio Holdings Co., Ltd.	3,700	452,720
Dong-A ST Co., Ltd.	6,004	598,792
Dongjin Semichem Co., Ltd. *	39,123	581,661
DongKook Pharmaceutical Co., Ltd.	5,314	331,726
Dongkuk Steel Mill Co., Ltd.	52,179	517,983
Dongwon Industries Co., Ltd.	1,447	408,217
Doosan Bobcat, Inc.	28,598	897,896
DoubleUGames Co., Ltd.	10,247	585,732
Duk San Neolux Co., Ltd. *	11,044	202,441
Duzone Bizon Co., Ltd.	22,321	1,143,980
Eo Technics Co., Ltd.	7,663	564,694
Fila Korea Ltd.	9,900	911,469
Foosung Co., Ltd. *	43,999	382,335
G-SMATT GLOBAL Co., Ltd. *	25,000	308,200
Gamevil, Inc. *	4,692	311,096
GemVax & Kael Co., Ltd. *	25,635	357,455
Genexine Co., Ltd. *	9,893	820,382
Grand Korea Leisure Co., Ltd.	18,871	405,163
Green Cross Corp.	5,089	1,019,774
Green Cross Holdings Corp.	27,637	1,048,925
GS Home Shopping, Inc.	4,219	786,606
Halla Holdings Corp.	10,194	507,394
Hana Tour Service, Inc.	11,038	1,044,783
Hanall Biopharma Co., Ltd. *	32,146	967,734
Hancom, Inc.	15,064	233,701
Handsome Co., Ltd.	16,525	444,828
Hanil Cement Co., Ltd.	3,845	452,708
Hanjin Kal Corp. *	30,168	565,528
Hanjin Transportation Co., Ltd.	15,819	363,739
Hankook Shell Oil Co., Ltd.	1,050	350,517
Hankook Tire Worldwide Co., Ltd.	25,093	461,124
Hansae Co., Ltd.	15,496	321,253
Hansol Chemical Co., Ltd.	8,339	568,306
Hansol Holdings Co., Ltd.	54,990	251,616
Hansol Paper Co., Ltd.	31,430	481,797
Hansol Technics Co., Ltd. *	16,471	209,139
Hanwha General Insurance Co., Ltd.	74,688	600,042
HLB, Inc. *	28,168	1,037,864
Homecast Co., Ltd. *	32,089	354,108
Huchems Fine Chemical Corp.	18,714	464,005
Hugel, Inc. *	2,011	1,036,234
Hyundai Elevator Co., Ltd. *	12,111	656,492
Hyundai Greenfood Co., Ltd.	61,000	828,054
Hyundai Home Shopping Network Corp.	5,102	518,257
Hyundai Merchant Marine Co., Ltd. *	224,599	905,323
Hyundai Rotem Co., Ltd. *	63,482	905,713
i-SENS, Inc.	8,000	203,897
Iljin Materials Co., Ltd. *	19,514	587,456
Ilyang Pharmaceutical Co., Ltd. *	19,826	703,952
iMarketKorea, Inc.	40,143	381,820
InBody Co., Ltd.	11,059	431,984
ING Life Insurance Korea Ltd.	28,690	1,398,866
Innocean Worldwide, Inc.	10,000	595,623
Interflex Co., Ltd. *	10,624	272,737
iNtRON Biotechnology, Inc. *	11,921	445,290
IS Dongseo Co., Ltd. *	12,300	385,049
JB Financial Group Co., Ltd.	96,294	564,657
Jeil Pharmaceutical Co., Ltd.	5,034	273,804
Jenax, Inc. *	14,717	447,802
Jusung Engineering Co., Ltd.	28,450	306,069
JW Holdings Corp.	55,828	423,775
JW Pharmaceutical Corp.	13,578	534,142
KC Tech Co., Ltd.	10,124	187,914
KIWOOM Securities Co., Ltd. *	11,650	1,066,133
42
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Koh Young Technology, Inc.	12,728	1,076,632
Kolon Corp.	5,772	296,355
Kolon Industries, Inc.	19,559	1,284,186
Kolon Life Science, Inc. *	7,787	650,055
Komipharm International Co., Ltd. *	28,993	1,044,166
Korea Asset In Trust Co., Ltd.	61,458	385,922
Korea Electric Terminal Co., Ltd.	7,992	471,594
Korea Kolmar Co., Ltd. *	15,264	1,093,810
Korea Line Corp. *	9,681	295,016
Korea PetroChemical Ind Co., Ltd.	3,380	976,951
Korea Real Estate Investment & Trust Co., Ltd.	165,926	452,010
Korean Reinsurance Co.	81,000	890,110
KT Skylife Co., Ltd.	25,990	313,205
Kumho Tire Co., Inc. *	149,732	774,309
Kyobo Securities Co., Ltd.	36,889	357,683
Leader Cosmetics Co., Ltd. *	15,985	274,560
LEENO Industrial, Inc.	9,539	514,431
LF Corp.	17,858	480,710
LG Innotek Co., Ltd.	14,500	1,767,476
LG International Corp.	31,823	797,852
LIG Nex1 Co., Ltd.	12,817	579,955
Lock&Lock Co., Ltd.	16,102	346,455
Loen Entertainment, Inc.	6,994	703,986
Lotte Food Co., Ltd. *	661	357,083
LOTTE Himart Co., Ltd.	14,000	904,977
LS Industrial Systems Co., Ltd.	18,671	962,085
Maeil Dairies Co., Ltd. *	5,107	320,219
Medipost Co., Ltd. *	7,841	745,796
Medy-Tox, Inc.	3,738	2,084,913
Meritz Financial Group, Inc.	33,370	483,802
Meritz Fire & Marine Insurance Co., Ltd.	50,592	1,067,529
Meritz Securities Co., Ltd.	306,801	1,383,990
Mirae Asset Life Insurance Co., Ltd.	86,447	417,507
Modetour Network, Inc.	15,235	562,748
Muhak Co., Ltd.	15,714	271,356
Namhae Chemical Corp.	22,589	256,575
Nexen Tire Corp.	32,444	356,527
NICE Holdings Co., Ltd. *	23,278	321,365
NICE Information Service Co., Ltd. *	47,269	402,893
NS Shopping Co., Ltd.	18,871	246,583
NUTRIBIOTECH Co., Ltd. *	9,233	209,318
Orion Holdings Corp.	26,351	620,510
Osstem Implant Co., Ltd. *	10,291	477,060
Pan Ocean Co., Ltd. *	183,322	1,003,878
Partron Co., Ltd.	35,200	303,275
Peptron, Inc. *	6,752	422,117
Poongsan Corp.	21,750	864,657
POSCO Chemtech Co., Ltd.	23,986	986,773
Posco ICT Co., Ltd.	40,000	288,485
S&T Motiv Co., Ltd.	7,906	323,789
Samchully Co., Ltd.	2,200	247,853
Samyang Corp.	3,391	279,948
Samyang Holdings Corp.	6,210	639,408
Seah Besteel Corp.	12,000	315,819
Seegene, Inc. *	15,877	502,891
Seoul Semiconductor Co., Ltd.	39,172	862,732
SFA Engineering Corp.	19,662	679,972
SFA Semicon Co., Ltd. *	85,298	200,071
Silicon Works Co., Ltd.	8,812	356,012
SillaJen, Inc. *	44,525	4,210,324
SK Chemicals Co., Ltd. *	8,491	854,667
SK Discovery Co., Ltd.	7,908	328,618
SK Gas Ltd.	6,271	545,506
SK Materials Co., Ltd.	5,051	782,674
SK Securities Co., Ltd. *	300,000	332,441
SM Entertainment Co. *	17,084	579,774
Songwon Industrial Co., Ltd.	15,438	341,435
Soulbrain Co., Ltd.	7,228	388,466
43
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
SPC SAMLIP Co., Ltd. *	2,628	323,980
Ssangyong Cement Industrial Co., Ltd.	27,747	535,518
ST Pharm Co., Ltd.	7,409	271,278
Sungwoo Hitech Co., Ltd.	74,195	475,495
Taekwang Industrial Co., Ltd.	591	719,307
Taihan Electric Wire Co., Ltd. *	212,808	260,385
TES Co., Ltd.	14,000	432,450
Tongyang, Inc. *	227,188	425,886
Toptec Co., Ltd. *	18,969	513,244
Vieworks Co., Ltd.	6,757	261,133
ViroMed Co., Ltd. *	12,392	2,677,743
Webzen, Inc. *	16,000	391,541
WONIK IPS Co., Ltd.	25,623	842,348
Young Poong Corp. *	466	434,199
Youngone Corp.	27,504	742,905
Yuanta Securities Korea Co., Ltd. *	91,845	383,359
Yungjin Pharmaceutical Co., Ltd. *	86,207	698,954
		108,467,980

Singapore 1.5%
Accordia Golf Trust	763,175	372,112
Ascendas Hospitality Trust	956,837	611,201
Ascott Residence Trust	1,006,162	889,904
Asian Pay Television Trust	1,425,728	614,329
Cache Logistics Trust	1,017,968	642,554
CapitaLand Retail China Trust	492,519	595,706
CDL Hospitality Trusts	700,582	879,137
China Hongxing Sports Ltd. *(b)	884,000	—
ESR-REIT	1,261,694	543,649
Ezion Holdings Ltd. *(b)	1,337,164	183,201
Far East Hospitality Trust	872,632	461,762
First Real Estate Investment Trust	492,519	506,351
First Resources Ltd.	475,197	639,415
Frasers Centrepoint Trust	595,030	994,078
Frasers Commercial Trust	593,860	641,962
Frasers Logistics & Industrial Trust	1,120,893	923,592
Keppel DC REIT	665,307	704,108
Keppel Infrastructure Trust	2,048,663	875,001
Keppel REIT	1,764,369	1,573,841
Lippo Malls Indonesia Retail Trust	1,966,639	587,234
Manulife US Real Estate Investment Trust	583,016	530,545
Mapletree Commercial Trust	1,789,224	2,123,507
Mapletree Greater China Commercial Trust	1,880,745	1,691,867
Mapletree Industrial Trust	1,173,813	1,739,179
Mapletree Logistics Trust	1,877,936	1,703,536
NetLink NBN Trust *	1,859,465	1,159,662
OUE Hospitality Trust	926,624	602,409
OUE Ltd.	264,343	381,672
Parkway Life Real Estate Investment Trust	418,566	892,283
Raffles Medical Group Ltd.	871,201	757,366
RHT Health Trust	655,433	388,944
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	930,649	277,890
Silverlake Axis Ltd.	762,090	316,853
Soilbuild Business Space REIT	929,453	453,186
SPH REIT	601,575	454,757
Starhill Global REIT	1,392,587	768,484
United Engineers Ltd.	442,298	862,629
Yoma Strategic Holdings Ltd.	1,195,934	379,705
		28,723,611

Spain 1.9%
Almirall S.A. (a)	56,850	609,820
Applus Services S.A.	128,978	1,799,604
Atresmedia Corp de Medios de Comunicaion S.A.	70,861	738,939
Axiare Patrimonio SOCIMI S.A.	10,640	207,374
Bolsas y Mercados Espanoles SHMSF S.A.	69,851	2,363,276
44
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cia de Distribucion Integral Logista Holdings S.A.	37,810	866,962
Cie Automotive S.A.	50,208	1,696,243
Codere S.A. *	45,651	609,120
Construcciones y Auxiliar de Ferrocarriles S.A.	20,522	991,175
Ebro Foods S.A.	62,689	1,578,107
Ence Energia y Celulosa S.A.	142,485	935,815
Euskaltel S.A.	89,115	728,217
Faes Farma S.A.	259,724	861,621
Fomento de Construcciones y Contratas S.A. *	65,981	809,566
Gestamp Automocion S.A. *	91,780	755,592
Hispania Activos Inmobiliarios SOCIMI S.A.	86,468	1,724,283
Indra Sistemas S.A. *	118,351	1,641,224
Inmobiliaria Colonial Socimi S.A.	223,859	2,373,994
Let's GOWEX S.A. *(b)	5,361	—
Liberbank S.A. *	975,648	552,137
Melia Hotels International S.A.	83,163	1,231,358
Neinor Homes S.A. *	52,500	992,491
NH Hotel Group S.A.	201,984	1,535,992
Obrascon Huarte Lain S.A. *	136,049	770,091
Papeles y Cartones de Europa S.A.	53,721	820,321
Pharma Mar S.A. *(a)	145,200	303,007
Prosegur Cash S.A.	338,525	1,065,236
Prosegur Cia de Seguridad S.A.	228,348	1,831,169
Sacyr S.A.	255,476	775,863
Sacyr S.A. Interim Shares *(b)	5,260	15,974
Tecnicas Reunidas S.A. (a)	30,394	991,995
Unicaja Banco S.A. *	515,635	899,948
Viscofan S.A.	42,095	2,685,144
		35,761,658

Sweden 4.5%
AAK AB	27,447	2,517,618
AF AB, B Shares	63,028	1,462,070
Ahlsell AB	278,805	1,780,072
Atrium Ljungberg AB, B Shares	36,678	563,085
Attendo AB	90,326	880,312
Avanza Bank Holding AB	23,133	1,336,245
Axfood AB	97,518	1,802,532
Betsson AB *	108,025	893,613
Bilia AB, A Shares	76,774	789,006
BillerudKorsnas AB	160,228	2,387,321
Bonava AB, B Shares	83,162	1,199,428
Bravida Holding AB	157,106	1,121,576
Bure Equity AB	41,691	477,015
Castellum AB	241,958	3,824,078
Clas Ohlson AB, B Shares	32,131	402,922
Cloetta AB, B Shares	196,234	749,836
Collector AB *(a)	36,804	339,367
Com Hem Holding AB	162,577	2,690,158
Concentric AB	37,881	732,428
Dometic Group AB	272,511	2,812,104
Elekta AB, B Shares	326,283	2,989,730
Fabege AB	119,648	2,599,317
Fingerprint Cards AB, Class B *(a)	237,807	294,478
Haldex AB *	34,581	357,267
Hemfosa Fastigheter AB	148,303	1,748,742
Hexpol AB	234,027	2,149,473
Holmen AB, B Shares	43,955	2,284,355
Hufvudstaden AB, A Shares	100,745	1,529,627
Indutrade AB	90,512	2,412,051
Intrum Justitia AB (a)	67,765	2,113,388
Investment AB Oresund	42,056	734,984
JM AB	64,032	1,402,668
Klovern AB, B Shares	420,275	517,386
Kungsleden AB	170,085	1,126,989
Lifco AB, B Shares	40,406	1,653,206
Lindab International AB	68,022	558,264
45
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Loomis AB, B Shares	69,230	2,525,051
Mekonomen AB	22,130	407,050
Modern Times Group MTG AB, B Shares	50,877	2,300,226
Mycronic AB (a)	65,327	827,872
NCC AB, B Shares	82,175	1,572,984
NetEnt AB *	179,730	1,036,449
Nibe Industrier AB, B Shares	344,599	3,272,349
Nobia AB	98,129	820,160
Oriflame Holding AG	20,198	954,624
Pandox AB	55,074	1,015,667
Peab AB	173,247	1,597,498
Ratos AB, B Shares	181,329	736,652
Resurs Holding AB (a)	75,020	516,099
SAS AB *(a)	291,145	748,463
Scandic Hotels Group AB	55,149	599,713
SkiStar AB	19,148	369,302
SSAB AB, A Shares *	188,451	1,130,638
SSAB AB, B Shares *	525,677	2,598,090
Sweco AB, B Shares	62,658	1,361,982
Swedish Orphan Biovitrum AB *	160,827	2,656,348
Thule Group AB	92,967	2,021,924
Vitrolife AB	12,730	891,123
Wallenstam AB, B Shares	178,233	1,561,730
Wihlborgs Fastigheter AB	63,141	1,459,357
		86,214,062

Switzerland 4.3%
Allreal Holding AG *	13,843	2,295,326
APG SGA S.A.	1,165	509,738
Arbonia AG *	41,447	723,640
Ascom Holding AG	37,933	963,327
Autoneum Holding AG	3,822	1,220,549
Bachem Holding AG, Class B	3,991	553,220
Basilea Pharmaceutica *	10,035	750,727
BB Biotech AG (a)	37,996	2,788,236
Belimo Holding AG	414	1,822,380
Bell Food Group AG	1,475	618,843
BKW AG	11,535	663,990
Bobst Group AG	5,250	656,076
Bossard Holding AG	2,094	510,953
Bucher Industries AG	6,143	2,598,774
Burckhardt Compression Holding AG (a)	2,863	987,607
Cembra Money Bank AG *	28,279	2,670,653
Conzzeta AG	930	1,088,387
COSMO Pharmaceuticals N.V. (a)	5,543	764,248
Daetwyler Holding AG	6,104	1,298,242
dormakaba Holding AG *	2,992	2,749,645
EFG International AG *	69,668	655,361
Emmi AG *	1,939	1,465,971
Forbo Holding AG	1,112	1,807,346
Galenica AG *	37,756	1,848,947
GAM Holding AG *	148,819	2,695,922
Georg Fischer AG	3,854	5,644,078
Huber & Suhner AG	14,162	821,203
Idorsia Ltd. *	74,714	2,046,028
Implenia AG	14,174	1,067,118
Inficon Holding AG *	1,768	1,050,454
Interroll Holding AG	408	706,299
Intershop Holding AG	690	349,362
Komax Holding AG	2,999	962,168
Kudelski S.A. (a)	35,646	382,467
Landis & Gyr Group AG *	23,695	1,817,774
LEM Holding S.A.	356	602,719
Leonteq AG *	7,431	476,896
Meyer Burger Technology AG *	526,510	923,712
Mobimo Holding AG *	7,131	1,943,000
OC Oerlikon Corp. AG *	182,831	3,105,061
46
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Panalpina Welttransport Holding AG	13,599	2,145,506
Rieter Holding AG *	3,547	846,731
Schmolz & Bickenbach AG *	501,941	384,536
Schweiter Technologies AG	774	950,045
SFS Group AG *	16,823	1,954,569
Siegfried Holding AG *	2,425	841,649
St. Galler Kantonalbank AG	1,810	1,032,316
Sunrise Communications Group AG *	32,144	3,050,967
Swissquote Group Holding S.A.	8,536	443,487
Tecan Group AG	10,883	2,281,279
U-Blox Holding AG *	6,066	1,331,240
Valiant Holding AG	16,831	2,048,109
Valora Holding AG	2,854	1,038,861
VAT Group AG *	23,639	3,802,051
Vontobel Holding AG	20,314	1,364,943
VZ Holding AG	2,709	854,221
Ypsomed Holding AG *(a)	2,338	419,333
Zehnder Group AG	10,217	474,606
		81,870,896

United Kingdom 14.8%
888 Holdings plc	165,130	649,810
AA plc	577,188	632,247
Acacia Mining plc	142,942	273,764
Aldermore Group plc *	205,239	879,473
Alfa Financial Software Holdings plc *	78,150	495,324
AO World plc *(a)	209,972	401,562
Assura plc	1,852,472	1,475,304
AVEVA Group plc	63,203	2,513,253
B&M European Value Retail S.A.	714,083	4,062,522
Balfour Beatty plc	640,427	2,340,159
BBA Aviation plc	933,619	4,435,465
BCA Marketplace plc	700,425	1,592,384
Beazley plc	476,637	3,415,020
BGEO Group plc	32,546	1,520,196
Big Yellow Group plc	132,958	1,522,361
Bodycote plc	175,617	2,233,420
Bovis Homes Group plc	124,281	1,798,883
Brewin Dolphin Holdings plc	251,476	1,194,027
Britvic plc	238,078	2,224,084
BTG plc *	356,516	3,224,898
Cairn Energy plc *	518,332	1,336,953
Cairn Homes plc *	635,761	1,369,367
Card Factory plc	266,431	725,027
Centamin plc	1,001,902	2,056,902
Chemring Group plc	264,807	702,729
Chesnara plc	135,871	739,479
Cineworld Group plc	905,370	2,956,491
Close Brothers Group plc	137,179	2,967,491
Computacenter plc	67,166	1,021,694
Countryside Properties plc	361,555	1,563,254
Countrywide plc *	163,045	190,954
Cranswick plc	41,779	1,760,345
Crest Nicholson Holdings plc	229,350	1,504,840
Daejan Holdings plc	2,903	228,794
Dairy Crest Group plc	128,426	979,429
De La Rue plc	105,976	898,018
Debenhams plc (a)	1,054,376	410,554
Dechra Pharmaceuticals plc	85,163	2,954,669
Devro plc	120,427	326,551
Dignity plc	43,088	485,637
Diploma plc	100,327	1,515,063
Domino's Pizza Group plc	449,602	2,020,139
Drax Group plc	367,094	1,257,421
Dunelm Group plc	91,935	734,702
EI Group plc *	471,043	808,688
Electrocomponents plc	420,090	3,638,471
47
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Elementis plc	427,609	1,719,231
Entertainment One Ltd.	325,420	1,362,179
Essentra plc	248,875	1,534,877
esure Group plc	256,136	802,534
Evraz plc	441,176	2,596,233
F&C Commercial Property Trust Ltd.	372,947	724,550
Fenner plc	180,204	1,186,350
Ferrexpo plc	296,886	1,279,145
Fidessa Group plc	38,300	1,978,938
Firstgroup plc *	1,113,060	1,256,810
Galliford Try plc	77,649	982,157
Genus plc	58,892	1,770,570
Go-Ahead Group plc	41,173	868,540
Gocompare.Com Group plc	256,136	402,326
Grafton Group plc	198,465	2,091,932
Grainger plc	394,377	1,483,462
Great Portland Estates plc	293,029	2,535,551
Greencore Group plc	647,376	1,583,724
Greene King plc	274,115	1,971,539
Greggs plc	91,781	1,511,203
GVC Holdings plc	264,311	3,252,137
Halfords Group plc	197,592	964,318
Hansteen Holdings PLC	400,740	730,508
Hastings Group Holdings plc	302,090	1,301,150
Hays plc	1,233,831	3,292,968
Helical plc	82,512	392,228
Hill & Smith Holdings plc	73,922	1,237,520
Hiscox Ltd.	251,140	4,813,325
Hochschild Mining plc	254,261	716,432
HomeServe plc	268,531	2,663,969
Hunting plc *	121,578	1,019,337
Ibstock plc	358,474	1,290,129
IG Group Holdings plc	325,349	3,624,363
Indivior plc *	652,552	3,426,544
Intermediate Capital Group plc	250,753	3,655,392
International Personal Finance plc	219,329	572,070
ITE Group plc	259,486	592,790
IWG plc	594,006	1,919,269
J.D. Wetherspoon plc	64,365	1,124,530
Jardine Lloyd Thompson Group plc	95,553	1,740,516
JD Sports Fashion plc	320,103	1,690,561
John Laing Group plc	346,838	1,295,085
JRP Group plc	517,897	1,040,407
Jupiter Fund Management plc	370,853	2,617,240
KAZ Minerals plc *	211,986	2,504,337
KCOM Group plc	448,259	631,222
Keller Group plc	69,038	859,921
Kier Group plc	88,023	1,257,700
Ladbrokes Coral Group plc	1,678,873	3,806,431
Laird plc	477,879	763,139
Lamprell plc *	199,548	205,386
Lancashire Holdings Ltd.	189,880	1,465,107
LondonMetric Property plc	534,375	1,308,386
Lookers plc	279,927	340,957
Man Group plc	1,451,798	3,435,620
Marston's plc	584,080	835,356
McCarthy & Stone plc	450,454	850,302
Metro Bank plc *(a)	75,037	4,085,964
Mitchells & Butlers plc	192,849	649,944
Mitie Group plc	368,520	798,715
Moneysupermarket.com Group plc	485,963	1,744,268
Morgan Advanced Materials plc	289,308	1,347,347
N Brown Group plc	126,957	333,237
National Express Group plc	387,280	1,863,380
NCC Group plc	229,516	628,683
NewRiver REIT plc (a)	285,830	1,163,771
NEX Group plc	283,767	2,629,398
Northgate plc	130,271	586,945
48
Schwab International Equity ETFs  |  Semiannual Report
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Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nostrum Oil & Gas plc *	71,725	285,608
Ocado Group plc *(a)	388,782	2,963,402
OneSavings Bank plc	129,598	729,624
Ophir Energy plc *	679,167	492,226
Oxford Instruments plc	49,209	510,554
Pagegroup plc	298,422	2,208,042
Paragon Banking Group plc	238,101	1,600,314
Petra Diamonds Ltd. *	504,007	427,432
Petrofac Ltd.	233,449	1,453,572
Pets at Home Group plc	407,008	961,766
Phoenix Group Holdings	364,276	3,942,566
Picton Property Income Ltd.	242,035	289,468
Playtech plc	283,125	3,051,393
Polypipe Group plc	173,918	935,527
Premier Foods plc *	622,470	335,778
Premier Oil plc *(a)	455,824	456,912
PZ Cussons plc	211,209	821,825
QinetiQ Group plc	519,377	1,467,745
Rank Group plc	123,316	373,804
Rathbone Brothers plc	46,889	1,682,341
RDI REIT plc	1,007,598	478,970
Redrow plc	197,579	1,603,460
Renewi plc	639,928	797,961
Renishaw plc	30,866	2,055,839
Rhi Magnesita N.V. *	22,705	1,384,321
Rotork plc	840,539	3,416,505
RPS Group plc	216,272	674,949
Safestore Holdings plc	190,570	1,302,382
Saga plc	1,037,434	1,629,549
Savills plc	122,122	1,611,146
Schroder Real Estate Investment Trust Ltd.	467,764	404,752
Senior plc	418,556	1,677,066
Serco Group plc *	998,280	1,251,688
Shaftesbury plc	207,735	2,754,943
SIG plc	556,211	1,111,245
Soco International plc	222,286	287,900
Sophos Group plc	300,586	2,064,187
Spectris plc	107,774	4,046,529
Spire Healthcare Group plc	244,590	774,446
Sports Direct International plc *	211,585	1,071,091
SSP Group plc	422,091	3,515,641
ST Modwen Properties plc	137,190	724,731
Stagecoach Group plc	384,266	753,953
Stobart Group Ltd.	277,060	910,467
Superdry plc	43,464	1,025,264
Synthomer plc	252,289	1,645,617
TalkTalk Telecom Group plc (a)	494,531	699,106
Ted Baker plc	23,772	999,660
Telecom Plus plc	53,966	929,464
The Restaurant Group plc	194,294	650,531
The Unite Group plc	201,994	2,119,388
Thomas Cook Group plc	1,244,229	2,103,522
TP ICAP plc	499,039	3,696,544
Tritax Big Box REIT plc	1,179,742	2,283,839
Tullow Oil plc *	1,251,542	3,135,028
UBM plc	365,806	4,647,120
UDG Healthcare plc	229,097	2,638,930
UK Commercial Property Trust Ltd.	268,672	320,214
Ultra Electronics Holdings plc	69,710	1,527,195
Vectura Group plc *	645,232	644,105
Vedanta Resources plc	84,957	860,377
Vesuvius plc	192,799	1,568,653
Victrex plc	74,619	2,664,935
Virgin Money Holdings UK plc	249,861	962,582
WH Smith plc	98,675	2,757,257
Wizz Air Holdings plc *	46,694	2,332,229
49
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Workspace Group plc	109,691	1,433,542
ZPG plc	265,222	1,235,175
		284,921,870
Total Common Stock
(Cost $1,589,694,861)		1,905,696,321

Preferred Stock 0.3% of net assets

Germany 0.3%
Biotest AG	25,350	840,973
Draegerwerk AG & Co. KGaA	8,610	884,200
Jungheinrich AG	45,662	2,233,237
Schaeffler AG	64,273	1,046,907
Sixt SE	15,359	1,090,238
		6,095,555

Sweden 0.0%
Klovern AB	17,660	666,073
Total Preferred Stock
(Cost $5,094,524)		6,761,628

Other Investment Companies 2.8% of net assets

United States 2.8%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30% (c)	2,890,880	2,890,880
Securities Lending Collateral 2.6%
Wells Fargo Government Money Market Fund, Select Class 1.29% (c)	50,273,159	50,273,159
Total Other Investment Companies
(Cost $53,164,039)		53,164,039

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 03/16/18	55	5,600,375	(262,111)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $47,259,160.
(b)	Fair-valued by management in accordance with procedures approved by the fund's Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
50
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.
Security	Number of Shares	Value ($)
Common Stock 97.3% of net assets

Brazil 6.9%
Ambev S.A. ADR	4,889,861	33,006,562
Atacadao Distribuicao Comercio e Industria Ltda *	360,645	1,648,504
B3 SA - Brasil Bolsa Balcao	2,231,897	17,600,985
Banco Bradesco S.A.	954,961	10,826,076
Banco BTG Pactual S.A.	243,257	1,725,169
Banco do Brasil S.A.	1,163,437	14,969,347
Banco Santander Brasil S.A.	425,093	4,811,287
BB Seguridade Participacoes S.A.	758,324	6,792,529
BR Malls Participacoes S.A.	977,196	3,588,441
BRF S.A. ADR *(a)	677,759	6,228,605
CCR S.A.	1,257,782	4,916,916
Centrais Eletricas Brasileiras S.A. *	370,440	2,824,409
Cielo S.A.	1,296,579	9,654,250
Companhia de Saneamento Basico do Estado de Sao Paulo	378,840	4,390,404
Companhia Siderurgica Nacional S.A. *	828,521	2,588,530
Cosan S.A. Industria e Comercio	148,253	1,979,140
EDP - Energias do Brasil S.A.	380,369	1,557,186
Embraer S.A.	827,990	5,545,845
Engie Brasil Energia S.A.	170,908	2,059,576
Equatorial Energia S.A.	217,275	4,788,577
Estacio Participacoes S.A.	333,945	3,484,644
Fibria Celulose S.A.	251,560	4,775,284
Fleury S.A.	222,290	1,856,323
Hypera S.A.	465,713	4,948,492
Itau Unibanco Holding S.A. ADR	3,432,630	53,446,049
JBS S.A.	1,041,661	3,177,487
Klabin S.A.	781,019	4,303,267
Kroton Educacional S.A.	1,783,301	8,508,246
Localiza Rent a Car S.A.	534,320	4,266,337
Lojas Americanas S.A.	245,829	983,694
Lojas Renner S.A.	827,673	8,794,543
M Dias Branco S.A.	111,643	2,056,053
Multiplan Empreendimentos Imobiliarios S.A.	120,535	2,604,558
Natura Cosmeticos S.A.	199,429	2,107,394
Odontoprev S.A.	294,728	1,388,930
Petrobras Distribuidora S.A.	331,683	2,255,291
Petroleo Brasileiro S.A. *	3,366,302	23,987,654
Porto Seguro S.A.	113,485	1,599,532
Qualicorp S.A.	253,927	2,247,142
Raia Drogasil S.A.	251,597	6,020,516
Rumo S.A. *	1,198,721	5,254,263
Sao Martinho S.A.	135,159	763,422
Smiles Fidelidade S.A.	70,796	1,836,610
Sul America S.A.	277,487	1,823,578
Suzano Papel e Celulose S.A.	492,374	3,296,386
Tim Participacoes S.A.	965,193	4,189,064
Transmissora Alianca de Energia Eletrica S.A.	218,580	1,379,266
Ultrapar Participacoes S.A. ADR	485,691	11,297,173
Vale S.A.	3,419,548	47,418,434
Vale S.A. ADR	125,946	1,729,239
WEG S.A.	690,111	4,972,835
		368,274,044

51
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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Chile 1.4%
AES Gener S.A.	2,517,366	769,218
Aguas Andinas S.A., A Shares	3,208,541	2,144,872
Banco de Chile ADR (a)	45,369	4,621,286
Banco de Credito e Inversiones S.A.	49,311	3,675,252
Banco Santander Chile ADR	172,536	5,633,300
Cencosud S.A.	1,633,063	4,967,266
Cia Cervecerias Unidas S.A.	206,664	2,915,093
Colbun S.A.	7,942,785	1,930,834
Empresa Nacional de Telecomunicaciones S.A.	151,760	1,799,188
Empresas CMPC S.A.	1,255,391	4,845,965
Empresas COPEC S.A.	458,297	7,407,415
Enel Americas S.A. ADR	589,915	6,736,829
Enel Chile S.A. ADR	424,781	2,599,660
Enel Generacion Chile S.A. ADR (a)	115,475	3,256,395
Itau CorpBanca	217,865,528	2,226,393
Latam Airlines Group S.A. ADR	413,496	6,723,445
Parque Arauco S.A.	799,940	2,553,023
S.A.C.I. Falabella	630,655	6,382,589
Sociedad Quimica y Minera de Chile S.A. ADR	106,260	5,302,374
		76,490,397

China 31.1%
3SBio, Inc. *	1,223,716	2,330,054
58.com, Inc. ADR *	38,802	2,924,507
Agile Property Holdings Ltd.	1,887,717	3,256,639
Agricultural Bank of China Ltd., H Shares	28,664,164	15,934,100
Air China Ltd., H Shares	2,673,805	4,079,745
Alibaba Group Holding Ltd. ADR *	598,937	111,486,133
Alibaba Health Information Technology Ltd. *(a)	3,618,674	1,780,366
Alibaba Pictures Group Ltd. *	13,902,098	1,900,917
Aluminum Corp. of China Ltd., H Shares *	4,998,367	3,034,036
Angang Steel Co., Ltd., H Shares	1,455,973	1,611,277
Anhui Conch Cement Co., Ltd., H Shares	1,379,127	7,393,247
ANTA Sports Products Ltd.	1,489,561	7,385,655
Autohome, Inc. ADR	30,854	2,413,091
AviChina Industry & Technology Co., Ltd., H Shares	3,191,977	1,778,465
BAIC Motor Corp., Ltd.	1,647,817	2,088,910
Baidu, Inc. ADR *	150,485	37,973,385
Bank of China Ltd., H Shares	85,192,625	46,486,717
Bank of Communications Co., Ltd., H Shares	9,143,374	7,337,788
BBMG Corp., H Shares	2,867,964	1,407,356
Beijing Capital International Airport Co., Ltd., H Shares	1,847,057	2,728,583
Beijing Enterprises Holdings Ltd.	645,399	3,591,827
Beijing Enterprises Water Group Ltd. *	4,933,662	3,215,426
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,684,662	689,580
Beijing North Star Co., Ltd., Class H	749,915	258,747
Bosideng International Holdings Ltd.	8,791,044	752,687
Brilliance China Automotive Holdings Ltd.	3,142,920	8,474,514
Byd Co., Ltd., H Shares (a)	781,863	7,238,825
BYD Electronic International Co., Ltd.	849,660	2,106,425
CAR, Inc. *(a)	1,155,367	1,033,516
CGN Power Co., Ltd., H Shares	11,533,176	3,109,785
China Agri-Industries Holdings Ltd.	2,843,358	1,224,505
China BlueChemical Ltd., H Shares	3,030,014	917,682
China Cinda Asset Management Co., Ltd., H Shares	10,960,023	4,117,729
China CITIC Bank Corp., Ltd., H Shares	9,475,215	6,913,917
China Coal Energy Co., Ltd., H Shares	3,398,879	1,554,955
China Communications Construction Co., Ltd., H Shares	5,131,853	5,744,832
China Communications Services Corp., Ltd., H Shares	3,189,713	1,899,488
China Conch Venture Holdings Ltd.	2,144,534	6,453,909
China Construction Bank Corp., H Shares	99,838,206	103,980,854
China Dongxiang Group Co., Ltd.	3,511,471	682,074
China Eastern Airlines Corp., Ltd., H Shares	2,175,546	1,840,455
China Everbright Bank Co., Ltd., H Shares	3,878,870	1,997,603
China Everbright International Ltd.	3,227,378	4,998,635
52
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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
China Everbright Ltd.	1,009,737	2,221,981
China Evergrande Group *	3,267,722	9,687,954
China Foods Ltd.	1,177,362	622,887
China Galaxy Securities Co., Ltd., H Shares	4,730,684	3,318,909
China Gas Holdings Ltd.	1,766,019	5,506,608
China Huarong Asset Management Co., Ltd., H Shares	7,788,162	3,533,152
China Huishan Dairy Holdings Co., Ltd. *(b)	3,872,695	—
China International Capital Corp., Ltd.	912,274	1,786,007
China International Marine Containers Group Co., Ltd., H Shares	551,103	1,001,455
China Jinmao Holdings Group Ltd.	5,478,192	3,353,295
China Life Insurance Co., Ltd., H Shares	8,383,274	24,907,814
China Literature Ltd. *	173,064	1,707,352
China Lodging Group Ltd. ADR	10,448	1,587,051
China Longyuan Power Group Corp., Ltd., H Shares	4,157,421	2,762,653
China Medical System Holdings Ltd.	1,520,660	3,054,806
China Merchants Bank Co., Ltd., H Shares	4,248,674	17,944,191
China Merchants Port Holdings Co., Ltd.	1,624,722	3,803,676
China Merchants Securities Co., Ltd., H Shares	939,767	1,402,691
China Minsheng Banking Corp., Ltd., H Shares	6,703,425	7,007,273
China Minsheng Financial Holding Corp., Ltd. *	10,238,019	317,922
China Mobile Ltd.	5,942,114	55,736,032
China Molybdenum Co., Ltd., H Shares	4,481,096	3,664,909
China National Building Material Co., Ltd., H Shares (a)	3,409,798	3,385,702
China National Materials Co., Ltd., H Shares	1,154,978	965,274
China Oilfield Services Ltd., H Shares	2,181,216	2,302,384
China Overseas Land & Investment Ltd.	4,388,048	15,420,664
China Pacific Insurance (Group) Co., Ltd., H Shares	2,925,543	14,393,494
China Petroleum & Chemical Corp., H Shares	29,429,398	23,693,048
China Power International Development Ltd. (a)	4,866,508	1,225,131
China Railway Construction Corp., Ltd., H Shares	2,216,000	2,378,746
China Railway Group Ltd., H Shares	4,362,030	3,171,757
China Railway Signal & Communication Corp., Ltd., H shares	1,879,151	1,474,447
China Reinsurance Group Corp., H shares	7,609,472	1,692,009
China Resources Beer Holdings Co., Ltd.	1,914,334	7,387,945
China Resources Cement Holdings Ltd.	2,091,083	1,616,686
China Resources Gas Group Ltd.	1,043,047	3,518,899
China Resources Land Ltd.	3,092,649	11,046,163
China Resources Pharmaceutical Group Ltd.	1,887,717	2,547,416
China Resources Power Holdings Co., Ltd.	2,301,503	4,005,785
China Shenhua Energy Co., Ltd., H Shares	3,835,318	10,905,119
China South City Holdings Ltd.	1,406,970	332,626
China Southern Airlines Co., Ltd., H Shares	2,158,898	2,896,813
China State Construction International Holdings Ltd.	2,318,824	3,158,814
China Taiping Insurance Holdings Co., Ltd.	1,674,329	6,461,699
China Telecom Corp., Ltd., H Shares	16,384,852	7,223,715
China Traditional Chinese Medicine Holdings Co., Ltd.	3,015,471	1,822,700
China Unicom (Hong Kong) Ltd. *	6,307,276	8,172,949
China Vanke Co., Ltd., H Shares	1,272,917	5,717,740
China Zhongwang Holdings Ltd.	1,504,556	822,908
Chongqing Rural Commercial Bank Co., Ltd., H Shares	3,385,713	2,751,733
CITIC Ltd.	5,786,077	8,414,445
CITIC Securities Co., Ltd., H Shares	2,815,618	6,375,826
CNOOC Ltd.	18,202,465	26,517,590
COSCO Shipping Development Co., Ltd. *	6,216,018	1,263,015
COSCO Shipping Energy Transportation Co., Ltd., H Shares	1,615,132	858,619
COSCO SHIPPING Holdings Co., Ltd., H Shares *(a)	2,875,521	1,510,280
COSCO SHIPPING Ports Ltd.	2,233,232	2,171,788
Country Garden Holdings Co., Ltd.	5,946,049	10,698,679
CRRC Corp., Ltd., H Shares	4,899,567	4,489,271
CSPC Pharmaceutical Group Ltd.	5,076,090	11,728,075
Ctrip.com International Ltd. ADR *	182,935	8,411,351
Dali Foods Group Co., Ltd.	2,703,143	2,576,955
Datang International Power Generation Co., Ltd., H Shares *	3,768,286	1,203,879
Dongfeng Motor Group Co., Ltd., H Shares	3,441,933	4,358,882
ENN Energy Holdings Ltd.	844,299	6,505,978
Far East Horizon Ltd.	2,893,499	2,921,120
Fosun International Ltd.	2,678,561	5,908,012
Fullshare Holdings Ltd. *(a)	9,372,252	5,269,818
53
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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Fuyao Glass Industry Group Co., Ltd., Class H	590,676	2,370,162
GCL-Poly Energy Holdings Ltd. *	15,888,011	2,517,620
Geely Automobile Holdings Ltd.	5,395,242	17,615,738
GF Securities Co., Ltd.	1,942,788	3,743,913
Golden Eagle Retail Group Ltd.	469,672	625,405
GOME Retail Holdings Ltd.	16,208,470	1,905,587
Great Wall Motor Co., Ltd., H Shares	3,020,802	3,574,639
Greentown China Holdings Ltd.	1,061,275	1,594,903
Guangdong Investment Ltd.	3,434,122	5,257,406
Guangshen Railway Co., Ltd., H shares	1,872,855	1,237,353
Guangzhou Automobile Group Co., Ltd., H Shares	2,550,634	5,671,480
Guangzhou R&F Properties Co., Ltd., H Shares	1,081,486	2,545,714
Guotai Junan Securities Co., Ltd. *	261,203	606,168
Haier Electronics Group Co., Ltd. *	1,664,601	5,711,543
Haitian International Holdings Ltd.	688,399	2,106,904
Haitong Securities Co., Ltd., H Shares	4,387,469	6,279,587
Health and Happiness (H&H) International Holdings Ltd. *	175,497	1,057,427
Hengan International Group Co., Ltd.	828,210	8,096,567
HengTen Networks Group Ltd. *(a)	22,767,752	1,018,327
Huadian Fuxin Energy Corp., Ltd., H Shares	3,336,037	809,997
Huadian Power International Corp., Ltd., H Shares	1,989,158	696,496
Huaneng Power International, Inc., H Shares	4,589,018	2,850,067
Huaneng Renewables Corp., Ltd., H Shares	5,094,377	1,705,656
Huatai Securities Co., Ltd., H Shares	2,205,029	4,446,521
Industrial & Commercial Bank of China Ltd., H Shares	87,229,526	75,354,503
Inner Mongolia Yitai Coal Co., Ltd., B Shares	260,685	373,301
JD.com, Inc. ADR *	409,647	19,314,856
Jiangsu Expressway Co., Ltd., H Shares	1,751,427	2,726,078
Jiangxi Copper Co., Ltd., H Shares	1,375,114	2,175,496
Kingboard Chemical Holdings Ltd.	812,385	4,126,654
Kingboard Laminates Holdings Ltd.	1,256,968	2,213,464
Kingsoft Corp., Ltd.	1,022,790	3,378,672
Kunlun Energy Co., Ltd.	3,260,177	3,066,324
KWG Property Holding Ltd.	1,485,393	2,084,216
Lee & Man Paper Manufacturing Ltd.	1,835,297	2,099,077
Legend Holdings Corp., H Shares	690,648	2,365,324
Lenovo Group Ltd.	8,947,158	4,676,354
Li Ning Co., Ltd. *	1,952,176	1,796,183
Logan Property Holdings Co., Ltd.	1,054,741	1,420,645
Longfor Properties Co., Ltd.	1,690,460	4,882,164
Luye Pharma Group Ltd. (a)	2,111,256	1,829,235
Maanshan Iron & Steel Co., Ltd., H Shares *	1,851,813	1,003,372
Meitu, Inc. *	1,465,174	1,887,334
Metallurgical Corp. of China Ltd., H Shares	3,133,516	953,033
Momo, Inc. ADR *	54,529	1,802,183
NetEase, Inc. ADR	38,864	11,400,754
New China Life Insurance Co., Ltd., H Shares	920,100	5,508,630
New Oriental Education & Technology Group, Inc. ADR	71,687	6,551,475
Nine Dragons Paper Holdings Ltd.	1,845,000	3,329,125
Orient Securities Co., Ltd.	1,012,108	970,034
PetroChina Co., Ltd., H Shares	23,989,331	16,952,833
PICC Property & Casualty Co., Ltd., H Shares	5,139,153	10,192,536
Ping An Insurance Group Co. of China Ltd., H Shares	5,592,885	59,643,241
Poly Property Group Co., Ltd. *	2,752,089	1,406,765
Postal Savings Bank of China Co., Ltd., Class H	6,695,763	4,149,930
Renhe Commercial Holdings Co., Ltd. *	25,830,000	656,866
Shandong Chenming Paper Holdings Ltd., H Shares	952,412	1,628,471
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	1,707,659	1,167,492
Shanghai Electric Group Co., Ltd., H Shares *	3,963,912	1,494,325
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	588,141	3,423,488
Shanghai Industrial Holdings Ltd.	562,968	1,579,128
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	922,500	2,324,729
Shenzhen Expressway Co., Ltd., H shares	871,528	879,848
Shenzhen International Holdings Ltd.	989,298	2,037,939
Shenzhen Investment Ltd.	4,548,575	1,900,737
Shenzhou International Group Holdings Ltd.	743,817	7,366,595
Shimao Property Holdings Ltd.	1,335,896	3,332,357
Sihuan Pharmaceutical Holdings Group Ltd.	4,545,473	1,661,285
54
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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
SINA Corp. *	72,183	8,440,358
Sino Biopharmaceutical Ltd.	4,789,017	9,069,714
Sino-Ocean Group Holding Ltd.	3,215,079	2,292,582
Sinopec Engineering Group Co., Ltd., H shares	1,845,000	1,787,165
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	4,586,949	2,754,995
Sinopharm Group Co., Ltd., H Shares	1,244,163	5,493,186
Sinotrans Ltd., H Shares	2,192,244	1,218,645
Sinotruk Hong Kong Ltd.	849,660	1,081,443
SOHO China Ltd.	3,001,296	1,725,919
Sunac China Holdings Ltd.	2,480,071	9,095,886
Sunny Optical Technology Group Co., Ltd.	730,696	12,204,256
TAL Education Group ADR	152,387	5,754,133
Tencent Holdings Ltd.	5,989,629	330,813,854
The People's Insurance Co. Group of China Ltd., H Shares	8,963,088	4,845,036
TravelSky Technology Ltd., H Shares	1,240,499	3,963,104
Tsingtao Brewery Co., Ltd., H Shares	474,298	2,606,266
Vipshop Holdings Ltd. ADR *	181,921	3,163,606
Weibo Corp. ADR *	12,719	1,634,646
Weichai Power Co., Ltd., H Shares	2,271,675	2,560,435
Wuxi Biologics Cayman, Inc. *	283,744	1,976,160
Yangzijiang Shipbuilding Holdings Ltd.	2,520,386	2,876,957
Yanlord Land Group Ltd.	930,384	1,167,508
Yanzhou Coal Mining Co., Ltd., H Shares	2,382,516	3,568,309
Yuexiu Property Co., Ltd.	8,946,639	1,772,110
Zhaojin Mining Industry Co., Ltd., H Shares	1,768,162	1,367,025
Zhejiang Expressway Co., Ltd., H Shares	1,793,806	1,959,930
Zhongsheng Group Holdings Ltd.	735,713	1,870,943
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	590,784	3,201,058
Zijin Mining Group Co., Ltd., H Shares	7,954,129	3,659,267
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares (a)	2,687,271	1,116,076
ZTE Corp., H Shares *	882,035	3,110,956
ZTO Express Cayman, Inc. ADR *	137,889	2,188,298
		1,668,205,565

Colombia 0.4%
Almacenes Exito S.A.	198,072	1,158,697
Bancolombia S.A.	280,673	2,951,121
Bancolombia S.A. ADR	131,684	5,554,431
Cementos Argos S.A.	740,498	2,695,128
Cemex Latam Holdings S.A. *	204,098	670,974
Corp. Financiera Colombiana S.A.	52,588	444,400
Ecopetrol S.A. ADR (a)	265,875	4,655,471
Grupo de Inversiones Suramericana S.A.	288,328	3,861,883
Interconexion Electrica S.A. ESP	417,317	1,993,158
		23,985,263

Czech Republic 0.2%
CEZ A/S	212,383	5,148,135
Komercni Banka A/S	101,785	4,526,557
Moneta Money Bank A/S	576,556	2,326,045
		12,000,737

Egypt 0.1%
Commercial International Bank Egypt SAE GDR	1,405,691	6,381,837

Greece 0.4%
Alpha Bank AE *	1,366,855	3,269,154
Eurobank Ergasias S.A. *	1,723,465	1,744,681
FF Group *	50,437	1,076,521
Hellenic Petroleum S.A.	45,000	452,795
Hellenic Telecommunications Organization S.A.	244,000	3,478,882
JUMBO S.A.	104,553	1,905,121
Motor Oil Hellas Corinth Refineries S.A.	65,000	1,525,295
National Bank of Greece S.A. *	5,335,799	1,986,184
55
Schwab International Equity ETFs  |  Semiannual Report
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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
OPAP S.A.	285,000	3,479,480
Piraeus Bank S.A. *	340,000	1,505,293
Titan Cement Co. S.A.	55,948	1,528,509
		21,951,915

Hungary 0.4%
MOL Hungarian Oil & Gas plc	543,415	5,943,782
OTP Bank plc	292,811	13,079,279
Richter Gedeon Nyrt	153,226	3,380,488
		22,403,549

India 11.0%
ABB India Ltd.	81,524	1,916,832
ACC Ltd.	53,981	1,344,880
Adani Ports & Special Economic Zone Ltd.	910,751	5,708,773
Ambuja Cements Ltd.	956,508	3,705,122
Ashok Leyland Ltd.	1,371,710	2,979,403
Asian Paints Ltd.	336,377	5,771,405
Aurobindo Pharma Ltd.	308,130	2,903,636
Avenue Supermarts Ltd. *	99,053	2,049,823
Axis Bank Ltd.	1,874,093	15,210,801
Bajaj Auto Ltd.	87,479	4,056,090
Bajaj Finance Ltd.	196,174	4,939,262
Bajaj Finserv Ltd.	43,784	3,395,186
Bajaj Holdings & Investment Ltd.	31,845	1,331,334
Bank of Baroda	550,894	1,200,367
Bharat Electronics Ltd.	710,729	1,683,919
Bharat Forge Ltd.	221,960	2,691,101
Bharat Heavy Electricals Ltd.	1,278,672	1,764,532
Bharat Petroleum Corp., Ltd.	1,125,862	7,423,513
Bharti Airtel Ltd.	1,424,979	9,373,905
Bharti Infratel Ltd.	949,940	5,055,459
Bosch Ltd.	8,938	2,563,879
Britannia Industries Ltd.	37,194	2,851,371
Cadila Healthcare Ltd.	306,378	1,905,155
Castrol India Ltd.	277,468	860,136
CG Power & Industrial Solutions Ltd. *	511,604	655,739
Cipla Ltd.	377,364	3,415,587
Coal India Ltd.	1,446,677	6,865,172
Colgate-Palmolive (India) Ltd.	79,863	1,276,288
Container Corp. Of India Ltd.	108,053	2,163,092
Cummins India Ltd.	94,508	1,154,689
Dabur India Ltd.	618,982	3,088,437
Divi's Laboratories Ltd.	90,475	1,424,768
DLF Ltd.	503,111	1,747,282
Dr. Reddy's Laboratories Ltd.	100,084	3,437,081
Eicher Motors Ltd.	15,215	6,408,126
Emami Ltd.	55,965	927,792
GAIL India Ltd.	454,919	3,194,742
Glenmark Pharmaceuticals Ltd.	164,973	1,378,990
Godrej Consumer Products Ltd.	278,377	4,574,149
Grasim Industries Ltd.	363,856	6,438,081
Havells India Ltd.	258,406	2,013,620
HCL Technologies Ltd.	649,240	9,370,921
Hero MotoCorp Ltd.	118,081	6,519,208
Hindalco Industries Ltd.	983,638	3,705,275
Hindustan Petroleum Corp., Ltd.	671,246	3,916,943
Hindustan Unilever Ltd.	792,100	16,022,254
Hindustan Zinc Ltd.	326,772	1,637,465
Housing Development Finance Corp., Ltd.	1,783,758	49,523,696
ICICI Bank Ltd.	1,000,616	4,811,374
ICICI Prudential Life Insurance Co., Ltd.	313,760	1,988,144
Idea Cellular Ltd. *	1,773,661	2,284,247
IDFC Bank Ltd.	1,671,874	1,321,665
Indiabulls Housing Finance Ltd.	358,885	6,908,727
Indian Oil Corp., Ltd.	1,204,053	7,010,339
56
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
IndusInd Bank Ltd.	96,179	2,481,384
Infosys Ltd.	2,148,217	38,666,834
InterGlobe Aviation Ltd.	54,174	1,110,735
ITC Ltd.	3,231,201	13,146,264
Jindal Steel & Power Ltd. *	467,932	1,827,302
JSW Steel Ltd.	1,381,395	6,620,051
L&T Finance Holdings Ltd.	509,928	1,270,393
Larsen & Toubro Ltd.	381,994	7,729,154
LIC Housing Finance Ltd.	294,337	2,294,289
Lupin Ltd.	259,844	3,270,474
Mahindra & Mahindra Financial Services Ltd.	327,279	2,173,529
Mahindra & Mahindra Ltd.	702,654	7,855,833
Marico Ltd.	536,989	2,540,026
Maruti Suzuki India Ltd.	136,226	18,508,042
Motherson Sumi Systems Ltd.	744,346	3,770,504
MRF Ltd.	1,000	1,126,567
Nestle India Ltd.	26,984	3,214,926
NHPC Ltd.	2,714,327	1,137,458
NMDC Ltd.	1,109,201	2,202,355
NTPC Ltd.	2,360,682	5,915,633
Oil & Natural Gas Corp., Ltd.	3,462,442	10,007,910
Oil India Ltd.	196,374	1,054,573
Oracle Financial Services Software Ltd.	25,830	1,562,815
Petronet LNG Ltd.	269,672	1,023,695
Pidilite Industries Ltd.	170,509	2,358,080
Piramal Enterprises Ltd.	91,653	3,633,340
Piramal Enterprises Ltd. *(b)	3,778	149,769
Power Finance Corp., Ltd.	769,452	1,241,352
Power Grid Corp. of India Ltd.	842,538	2,556,859
Punjab National Bank *	521,071	811,046
Rajesh Exports Ltd.	176,079	2,263,752
Reliance Capital Ltd.	155,358	1,126,202
Reliance Industries Ltd.	3,461,286	50,716,205
Reliance Infrastructure Ltd.	161,684	1,130,736
Rural Electrification Corp., Ltd.	833,998	1,847,319
Shree Cement Ltd.	9,975	2,545,333
Shriram Transport Finance Co., Ltd.	198,183	4,057,738
Siemens Ltd.	112,545	2,017,634
State Bank of India	1,926,940	7,927,086
Steel Authority of India Ltd. *	1,252,071	1,599,053
Sun Pharmaceutical Industries Ltd.	1,216,543	9,997,142
Sun TV Network Ltd.	113,852	1,621,458
Tata Consultancy Services Ltd.	534,436	24,898,440
Tata Motors Ltd. *	1,382,935	7,600,909
Tata Power Co., Ltd.	1,234,803	1,601,640
Tata Steel Ltd.	257,753	2,657,205
Tata Steel Ltd. *(b)	38,859	400,602
Tech Mahindra Ltd.	594,512	5,590,925
The Great Eastern Shipping Co., Ltd.	88,883	498,810
Titan Co., Ltd.	352,586	4,417,185
Torrent Pharmaceuticals Ltd.	46,425	975,337
UltraTech Cement Ltd.	94,211	6,009,605
United Breweries Ltd.	81,879	1,331,506
United Spirits Ltd. *	71,114	3,593,510
UPL Ltd.	414,169	4,633,047
Vedanta Ltd.	1,894,339	9,588,553
Wipro Ltd.	1,325,344	5,956,762
Yes Bank Ltd.	1,898,730	9,393,644
Zee Entertainment Enterprises Ltd.	613,292	5,322,250
		590,450,557

Indonesia 2.4%
PT Adaro Energy Tbk	14,904,816	2,547,646
PT Astra Agro Lestari Tbk	572,675	600,854
PT Astra International Tbk	22,639,227	13,296,851
PT Bank Central Asia Tbk	10,653,205	17,957,452
PT Bank Danamon Indonesia Tbk	3,446,684	1,654,589
57
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PT Bank Mandiri (Persero) Tbk	20,501,229	12,376,638
PT Bank Negara Indonesia (Persero) Tbk	8,222,668	5,816,303
PT Bank Rakyat Indonesia (Persero) Tbk	58,321,496	16,034,859
PT Bukit Asam Persero Tbk	5,297,615	1,221,474
PT Bumi Serpong Damai Tbk	9,193,986	1,293,986
PT Charoen Pokphand Indonesia Tbk	8,632,973	2,160,049
PT Gudang Garam Tbk	489,840	2,841,382
PT Hanjaya Mandala Sampoerna Tbk	9,780,814	3,428,994
PT Indocement Tunggal Prakarsa Tbk	1,523,672	2,435,371
PT Indofood CBP Sukses Makmur Tbk	2,808,754	1,833,550
PT Indofood Sukses Makmur Tbk	5,288,350	2,913,718
PT Jasa Marga Persero Tbk	2,588,942	1,007,444
PT Kalbe Farma Tbk	23,859,663	2,776,700
PT Matahari Department Store Tbk	2,664,592	2,064,073
PT Media Nusantara Citra Tbk	5,687,996	635,056
PT Perusahaan Gas Negara (Persero) Tbk	11,026,324	2,141,345
PT Semen Indonesia (Persero) Tbk	3,623,671	2,932,199
PT Surya Citra Media Tbk	6,952,654	1,441,253
PT Telekomunikasi Indonesia (Persero) Tbk	52,157,232	15,174,668
PT Tower Bersama Infrastructure Tbk	2,487,240	1,017,618
PT Unilever Indonesia Tbk	1,261,144	4,944,224
PT United Tractors Tbk	1,773,938	4,593,388
PT XL Axiata Tbk *	4,561,125	978,675
		128,120,359

Malaysia 3.2%
AirAsia Berhad	2,132,500	2,384,567
Alliance Bank Malaysia Berhad	1,317,180	1,385,443
AMMB Holdings Berhad	2,464,172	2,604,461
Astro Malaysia Holdings Berhad	2,584,900	1,597,002
Axiata Group Berhad	4,941,987	6,813,053
British American Tobacco Malaysia Berhad	184,500	1,337,707
Bumi Armada Berhad *	3,144,800	690,459
CIMB Group Holdings Berhad	7,028,631	12,901,674
DiGi.com Berhad	4,104,400	5,071,559
Felda Global Ventures Holdings Berhad	2,220,300	1,099,664
Gamuda Berhad	2,511,616	3,180,397
Genting Berhad	2,501,900	5,652,748
Genting Malaysia Berhad	3,560,720	4,790,655
HAP Seng Consolidated Berhad	771,934	1,882,045
Hong Leong Bank Berhad	749,007	3,828,216
IHH Healthcare Berhad	3,153,900	4,758,629
IJM Corp. Berhad	3,707,136	2,574,269
IOI Corp. Berhad	3,568,992	4,273,314
IOI Properties Group Berhad	2,287,850	1,080,552
KLCCP Stapled Group	559,044	1,110,381
Kuala Lumpur Kepong Berhad	498,148	3,184,485
Malayan Banking Berhad	6,504,600	17,369,956
Malaysia Airports Holdings Berhad	1,196,700	2,657,976
Maxis Berhad	3,174,624	4,789,897
MISC Berhad	1,721,400	3,014,757
Petronas Chemicals Group Berhad	3,235,400	6,682,253
Petronas Dagangan Berhad	386,500	2,545,749
Petronas Gas Berhad	780,136	3,509,317
PPB Group Berhad	743,848	3,361,274
Public Bank Berhad	3,485,354	20,465,443
RHB Capital Berhad	1,522,600	2,091,291
Sapura Energy Berhad	5,582,780	954,930
Sime Darby Berhad	3,467,400	2,443,202
Sime Darby Plantation Berhad *	3,923,100	5,358,332
Sime Darby Property Berhad *	3,923,100	1,412,196
Telekom Malaysia Berhad	1,323,300	1,993,227
Tenaga Nasional Berhad	4,441,974	17,804,185
UMW Holdings Berhad *	819,600	1,360,072
Westports Holdings Berhad	858,400	806,462
58
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
YTL Corp. Berhad	4,885,564	1,783,599
YTL Power International Berhad	3,806,003	1,097,979
		173,703,377

Mexico 3.5%
Alfa S.A.B. de C.V., A Shares	3,375,597	4,005,916
Alsea S.A.B. de C.V.	621,865	2,118,039
America Movil S.A.B. de C.V., Series L	32,795,990	30,141,648
Arca Continental S.A.B. de C.V.	343,623	2,382,977
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, B Shares	1,925,084	2,715,137
Banregio Grupo Financiero S.A.B. de C.V.	277,424	1,707,892
Becle S.A.B. de C.V. *	506,330	933,116
Cemex S.A.B. de C.V., Series CPO *	17,128,304	11,302,665
Coca-Cola Femsa S.A.B. de C.V., Series L	611,273	4,114,680
El Puerto de Liverpool S.A.B. de C.V., Series C1	291,873	1,990,992
Fibra Uno Administracion S.A. de C.V.	3,562,790	5,019,291
Fomento Economico Mexicano S.A.B. de C.V.	2,354,720	21,781,191
Gentera S.A.B. de C.V.	1,476,000	1,204,770
Gruma S.A.B. de C.V., B Shares	212,465	2,457,193
Grupo Aeromexico S.A.B. de C.V. *	452,089	699,687
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	337,190	1,646,185
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	406,988	3,928,587
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	232,553	4,117,225
Grupo Bimbo S.A.B. de C.V., Series A	2,723,576	6,367,570
Grupo Carso S.A.B. de C.V., Series A1	437,976	1,536,526
Grupo Elektra S.A.B. de C.V.	66,714	1,961,675
Grupo Financiero Banorte S.A.B. de C.V., O Shares	2,530,158	15,175,316
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	2,611,205	4,168,627
Grupo Lala S.A.B. de C.V.	576,501	843,653
Grupo Mexico S.A.B. de C.V., Series B	3,814,504	13,010,194
Grupo Televisa S.A.B., Series CPO	2,874,863	9,829,725
Industrias Bachoco S.A.B. de C.V.	111,260	540,525
Industrias CH S.A.B. de C.V., Series B *	175,870	767,538
Industrias Penoles S.A.B. de C.V.	148,505	3,242,442
Infraestructura Energetica Nova S.A.B. de C.V.	636,826	3,014,181
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	943,089	1,717,025
Megacable Holdings S.A.B. de C.V., Series CPO	407,861	1,803,780
Mexichem S.A.B. de C.V.	1,184,229	3,316,620
Nemak S.A.B. de C.V.	1,162,247	826,084
OHL Mexico S.A.B. de C.V.	297,137	526,018
Organizacion Soriana S.A.B. de C.V., B Shares *	510,208	1,027,609
Promotora y Operadora de Infraestructura S.A.B. de C.V.	267,099	2,723,512
Telesites S.A.B. de C.V. *	1,660,778	1,308,060
Wal-Mart de Mexico S.A.B. de C.V.	5,746,255	13,400,923
		189,374,794

Peru 0.4%
Companhia de Minas Buenaventura S.A. ADR	226,623	3,523,987
Credicorp Ltd.	76,466	16,551,066
		20,075,053

Philippines 1.5%
Aboitiz Equity Ventures, Inc.	2,731,080	4,058,863
Aboitiz Power Corp.	2,096,661	1,549,951
Alliance Global Group, Inc. *	5,719,500	1,631,946
Ayala Corp.	266,885	5,416,618
Ayala Land, Inc.	7,730,249	6,100,484
Bank of the Philippine Islands	1,739,556	4,004,853
BDO Unibank, Inc.	2,182,389	6,528,729
Bloomberry Resorts Corp. *	3,837,640	1,061,099
DMCI Holdings, Inc.	5,026,508	1,343,491
Energy Development Corp.	2,999,267	320,774
Globe Telecom, Inc.	32,063	1,060,148
GT Capital Holdings, Inc.	96,809	2,509,450
International Container Terminal Services, Inc.	1,168,073	2,467,128
59
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
JG Summit Holdings, Inc.	3,367,319	4,655,280
Jollibee Foods Corp.	492,252	2,820,430
LT Group, Inc.	4,059,000	1,788,672
Manila Electric Co.	259,324	1,676,046
Megaworld Corp.	14,070,358	1,310,316
Metro Pacific Investments Corp.	14,107,528	1,525,065
Metropolitan Bank & Trust Co.	1,561,011	2,932,890
Petron Corp.	2,461,514	434,357
PLDT, Inc.	124,261	3,626,665
Semirara Mining & Power Corp.	1,532,914	1,083,165
SM Investments Corp.	527,979	9,529,575
SM Prime Holdings, Inc.	9,406,177	6,375,539
Universal Robina Corp.	1,046,718	2,994,642
		78,806,176

Poland 1.5%
Alior Bank S.A. *	107,447	2,613,470
Asseco Poland S.A.	128,649	1,774,262
Bank Handlowy w Warszawie S.A.	41,085	1,004,720
Bank Millennium S.A. *	774,900	1,890,469
Bank Pekao S.A.	186,841	7,221,738
Bank Zachodni WBK S.A.	34,023	3,715,301
CCC S.A.	25,048	1,842,007
CD Projekt S.A.	63,214	1,973,852
Cyfrowy Polsat S.A.	214,891	1,464,902
Enea S.A.	324,720	958,975
Eurocash S.A.	116,519	711,338
Grupa Azoty S.A.	58,118	985,381
Grupa Lotos S.A.	78,056	1,279,692
Jastrzebska Spolka Weglowa S.A. *	59,376	1,597,568
Kernel Holding S.A.	78,232	1,114,094
KGHM Polska Miedz S.A.	154,634	4,738,183
KRUK S.A.	18,176	1,124,480
LPP S.A.	1,503	3,954,051
mBank S.A. *	15,246	2,037,694
Orange Polska S.A. *	734,355	1,221,514
PGE S.A. *	812,670	2,404,749
PLAY Communications S.A. *	130,090	1,283,152
Polski Koncern Naftowy Orlen S.A.	346,536	9,760,751
Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,085,848	3,688,696
Powszechna Kasa Oszczednosci Bank Polski S.A. *	948,393	11,920,124
Powszechny Zaklad Ubezpieczen S.A.	639,315	7,971,965
Tauron Polska Energia S.A. *	1,339,485	996,772
		81,249,900

Qatar 0.6%
Barwa Real Estate Co.	114,472	1,059,518
Commercial Bank QSC *	240,444	1,865,571
Doha Bank QPSC	191,898	1,723,445
Ezdan Holding Group QSC	183,132	457,704
Industries Qatar QSC	179,866	5,103,037
Masraf Al Rayan QSC	440,152	4,545,376
Ooredoo QSC	101,634	2,428,497
Qatar Electricity & Water Co. QSC	27,167	1,276,648
Qatar Gas Transport Co., Ltd.	360,400	1,686,684
Qatar Insurance Co. SAQ	166,518	1,772,198
Qatar International Islamic Bank QSC	43,364	712,928
Qatar Islamic Bank SAQ	72,080	1,900,687
Qatar National Bank SAQ	257,355	8,446,559
United Development Co. QSC	204,890	928,505
Vodafone Qatar QSC *	360,400	861,159
		34,768,516

60
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Russia 4.3%
Aeroflot-Russian Airlines PJSC	624,329	1,568,655
ALROSA PAO	3,347,468	5,131,427
E.ON Russia JSC	18,398,506	890,230
Federal Grid Co. Unified Energy System PJSC	342,392,041	1,069,633
Gazprom PAO ADR	6,124,667	30,647,834
Gazprom PJSC	1	3
Inter RAO PJSC	28,098,183	1,856,672
LSR Group PJSC GDR	273,127	838,500
LUKOIL PJSC	537,956	36,086,697
Magnit PJSC GDR	402,292	8,327,444
Magnitogorsk Iron & Steel Works OJSC	2,315,655	1,961,195
MegaFon PJSC GDR	155,636	1,654,411
MMC Norilsk Nickel PJSC	51,316	10,171,593
Mobile TeleSystems PJSC	1,206,669	6,593,035
Moscow Exchange MICEX-RTS PJSC	1,896,746	3,768,392
NOVATEK PJSC	1,274,441	16,072,704
Novolipetsk Steel AO	1,078,900	2,799,899
PhosAgro OAO GDR	131,176	2,020,110
Rosneft Oil Co. PJSC	1,043,028	6,123,198
Rosseti PJSC	39,736,462	585,914
Rostelecom PJSC	1,515,875	1,836,633
RusHydro PJSC	157,449,088	2,185,708
Sberbank of Russia PJSC	11,745,070	56,829,473
Severstal PJSC	234,687	3,828,528
Sistema PJSC	3,511,471	754,095
Surgutneftegas OJSC	9,155,665	4,669,920
Tatneft PJSC	1,785,247	18,836,302
VTB Bank PJSC GDR	1,805,683	3,864,162
		230,972,367

South Africa 9.0%
AECI Ltd.	140,272	1,344,757
African Rainbow Minerals Ltd.	140,332	1,450,667
Anglo American Platinum Ltd. *	72,380	2,243,006
AngloGold Ashanti Ltd.	470,495	4,312,032
Aspen Pharmacare Holdings Ltd.	394,379	9,024,401
Assore Ltd.	34,310	1,069,027
AVI Ltd.	387,226	3,985,848
Barclays Africa Group Ltd.	717,919	12,073,021
Barloworld Ltd.	265,095	3,998,294
Bid Corp., Ltd.	375,737	8,590,821
Brait SE *	375,661	1,427,377
Capitec Bank Holdings Ltd.	57,590	4,061,537
Clicks Group Ltd.	281,127	4,026,222
Coronation Fund Managers Ltd.	326,752	2,213,180
Discovery Ltd.	394,596	5,976,564
EOH Holdings Ltd.	211,080	1,278,595
Exxaro Resources Ltd.	251,549	2,821,995
FirstRand Ltd.	3,467,280	21,707,677
Fortress REIT Ltd.	2,259,638	3,053,631
Gold Fields Ltd.	906,730	3,518,992
Grindrod Ltd. *	551,655	645,886
Growthpoint Properties Ltd.	3,109,373	7,770,963
Harmony Gold Mining Co., Ltd.	509,992	1,020,524
Hyprop Investments Ltd.	332,861	3,077,986
Impala Platinum Holdings Ltd. *	721,395	1,839,584
Imperial Holdings Ltd.	210,711	4,474,580
Investec Ltd.	316,255	2,746,258
JSE Ltd.	105,726	1,827,225
KAP Industrial Holdings Ltd.	1,980,709	1,476,670
Kumba Iron Ore Ltd.	56,039	1,663,545
Liberty Holdings Ltd.	135,519	1,530,534
Life Healthcare Group Holdings Ltd.	1,656,176	3,810,801
Massmart Holdings Ltd.	145,815	2,013,337
MMI Holdings Ltd.	1,656,886	3,064,265
61
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mondi Ltd.	135,718	3,541,689
Mr Price Group Ltd.	284,321	6,811,419
MTN Group Ltd.	1,997,079	21,740,943
Nampak Ltd. *	963,119	1,294,902
Naspers Ltd., N Shares	474,714	131,550,524
Nedbank Group Ltd.	228,402	5,564,272
NEPI Rockcastle plc	373,016	3,767,845
Netcare Ltd.	1,773,495	3,831,335
Northam Platinum Ltd. *	423,190	1,528,736
Pick n Pay Stores Ltd.	434,103	2,672,195
Pioneer Foods Group Ltd.	170,090	1,894,892
PSG Group Ltd.	120,485	2,220,098
Rand Merchant Investment Holdings Ltd.	783,232	2,963,392
Redefine Properties Ltd.	6,359,809	6,109,943
Remgro Ltd.	567,918	11,619,375
Resilient REIT Ltd.	369,067	2,074,873
Reunert Ltd.	214,588	1,390,743
RMB Holdings Ltd.	727,635	5,370,460
Sanlam Ltd.	1,889,858	14,609,725
Sappi Ltd.	617,252	4,005,634
Sasol Ltd.	625,329	22,078,226
Shoprite Holdings Ltd.	493,751	10,874,130
Sibanye Gold Ltd.	1,979,774	1,903,669
Standard Bank Group Ltd.	1,436,622	26,509,426
Steinhoff Africa Retail Ltd. *	468,834	846,016
Steinhoff International Holdings N.V.	2,994,676	1,471,492
Super Group Ltd. *	355,028	1,181,146
Telkom S.A. SOC Ltd.	405,900	1,779,547
The Bidvest Group Ltd.	386,324	7,367,607
The Foschini Group Ltd.	229,496	4,170,445
The SPAR Group Ltd.	234,315	4,339,406
Tiger Brands Ltd.	181,238	6,549,826
Truworths International Ltd.	504,091	4,325,264
Tsogo Sun Holdings Ltd.	838,145	1,810,670
Vodacom Group Ltd.	649,459	8,954,735
Woolworths Holdings Ltd.	1,166,416	6,457,718
		480,322,120

Taiwan 13.0%
Acer, Inc. *	3,147,086	2,651,721
Advanced Semiconductor Engineering, Inc.	7,185,240	9,782,785
Advantech Co., Ltd.	338,256	2,519,932
Asia Cement Corp.	2,961,286	2,880,599
Asustek Computer, Inc.	734,426	6,968,060
AU Optronics Corp. ADR (a)	1,061,934	4,672,510
Capital Securities Corp.	2,282,789	891,363
Catcher Technology Co., Ltd.	800,224	9,702,841
Cathay Financial Holding Co., Ltd.	8,607,189	16,067,264
Chang Hwa Commercial Bank Ltd.	7,489,269	4,309,559
Cheng Shin Rubber Industry Co., Ltd.	2,147,277	3,692,121
Chicony Electronics Co., Ltd.	859,778	2,117,382
China Airlines Ltd. *	3,399,872	1,339,197
China Development Financial Holding Corp.	16,243,308	5,841,816
China Life Insurance Co., Ltd.	2,741,960	2,761,166
China Steel Corp.	13,829,956	11,416,209
Chunghwa Telecom Co., Ltd. ADR	429,689	15,902,790
Compal Electronics, Inc.	4,490,638	3,091,635
CTBC Financial Holding Co., Ltd.	20,414,792	14,928,869
Delta Electronics, Inc.	2,360,148	11,236,683
E.Sun Financial Holding Co., Ltd.	11,327,536	7,507,589
Eclat Textile Co., Ltd.	210,510	2,249,632
Epistar Corp. *	1,080,828	1,954,675
Eternal Materials Co., Ltd.	1,128,330	1,201,934
Eva Airways Corp.	2,485,456	1,276,972
Evergreen Marine Corp., Ltd. *	2,537,454	1,342,798
Far Eastern International Bank	4,030,487	1,332,198
Far Eastern New Century Corp.	4,740,799	4,213,791
62
Schwab International Equity ETFs  |  Semiannual Report
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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Far EasTone Telecommunications Co., Ltd. *	1,929,280	4,890,025
Feng TAY Enterprise Co., Ltd.	375,200	1,786,330
First Financial Holding Co., Ltd.	11,248,200	7,705,434
Formosa Chemicals & Fibre Corp.	3,828,008	14,226,126
Formosa Petrochemical Corp.	1,347,660	5,400,703
Formosa Plastics Corp.	5,287,560	18,744,754
Formosa Taffeta Co., Ltd.	1,252,000	1,367,978
Foxconn Technology Co., Ltd.	1,008,315	2,742,211
Fubon Financial Holding Co., Ltd.	8,398,114	15,015,381
Giant Manufacturing Co., Ltd.	276,752	1,450,328
Hon Hai Precision Industry Co., Ltd.	16,712,365	50,431,038
Hotai Motor Co., Ltd.	393,160	4,383,332
HTC Corp. *	674,778	1,409,856
Hua Nan Financial Holdings Co., Ltd.	9,725,332	5,729,503
Innolux Corp.	10,139,029	4,514,647
Inventec Corp.	3,733,145	2,985,698
Largan Precision Co., Ltd.	111,756	14,143,906
Lite-On Technology Corp.	2,476,107	3,562,073
MediaTek, Inc.	1,510,713	15,575,161
Mega Financial Holding Co., Ltd.	12,188,901	10,416,437
Nan Ya Plastics Corp.	6,272,816	17,317,359
Nanya Technology Corp.	692,000	1,915,144
Novatek Microelectronics Corp.	564,608	2,446,367
OBI Pharma, Inc. *	109,666	642,321
Pegatron Corp.	2,294,657	5,894,719
Pou Chen Corp.	3,217,792	4,050,414
President Chain Store Corp.	579,400	5,844,507
Quanta Computer, Inc.	2,831,000	5,779,233
Realtek Semiconductor Corp.	427,336	1,697,898
Shin Kong Financial Holding Co., Ltd.	9,473,308	3,909,964
Siliconware Precision Industries Co., Ltd. ADR (a)	572,670	4,907,782
SinoPac Financial Holdings Co., Ltd.	11,872,882	4,107,349
Synnex Technology International Corp.	1,403,956	1,861,009
Taishin Financial Holding Co., Ltd.	10,762,444	5,234,598
Taiwan Business Bank	5,999,670	1,775,518
Taiwan Cement Corp.	3,879,246	4,916,241
Taiwan Cooperative Financial Holding Co., Ltd.	10,163,779	5,918,181
Taiwan Fertilizer Co., Ltd.	1,074,508	1,433,512
Taiwan Glass Industry Corp. *	1,902,311	1,169,580
Taiwan High Speed Rail Corp.	2,403,000	1,864,258
Taiwan Mobile Co., Ltd.	1,859,524	6,846,906
Taiwan Secom Co., Ltd.	285,000	887,346
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,253,409	227,735,280
Teco Electric & Machinery Co., Ltd.	1,966,000	1,784,487
TPK Holding Co., Ltd. *	271,000	673,892
Transcend Information, Inc.	607,000	1,763,066
Uni-President Enterprises Corp.	5,169,676	12,217,898
Unimicron Technology Corp.	1,073,348	742,636
United Microelectronics Corp. ADR	2,661,309	6,413,755
Vanguard International Semiconductor Corp.	910,000	1,901,320
Walsin Lihwa Corp.	3,461,000	2,009,349
Wistron Corp.	3,213,979	2,697,076
Yuanta Financial Holding Co., Ltd.	13,461,700	6,063,310
Yulon Motor Co., Ltd.	1,188,192	950,293
		695,707,580

Thailand 3.8%
Advanced Info Service PCL NVDR	1,248,900	7,877,738
Airports of Thailand PCL NVDR	4,723,700	10,646,759
Bangkok Bank PCL NVDR	486,900	3,272,886
Bangkok Dusit Medical Services PCL NVDR	9,421,300	6,633,027
Bangkok Expressway & Metro PCL NVDR	9,792,600	2,277,349
Banpu PCL NVDR	5,955,100	4,458,262
BEC World PCL NVDR	1,360,700	437,817
Berli Jucker PCL NVDR	1,126,250	2,134,816
BTS Group Holdings PCL NVDR	9,229,500	2,396,318
Bumrungrad Hospital PCL NVDR	404,400	2,653,915
63
Schwab International Equity ETFs  |  Semiannual Report
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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Central Pattana PCL NVDR	2,826,700	7,586,794
Charoen Pokphand Foods PCL NVDR	5,189,300	3,785,759
CP ALL PCL NVDR	5,851,400	15,658,414
Delta Electronics Thailand PCL NVDR	523,500	1,134,055
Electricity Generating PCL NVDR	272,200	2,063,829
Energy Absolute PCL NVDR	2,269,671	4,862,548
Glow Energy PCL NVDR	558,000	1,506,547
Home Product Center PCL NVDR	6,575,919	3,016,669
Indorama Ventures PCL NVDR	1,949,800	3,354,227
Intouch Holdings PCL NVDR	2,259,100	4,102,220
IRPC PCL NVDR	11,841,400	3,074,464
Kasikornbank PCL NVDR	2,257,100	16,681,975
Krung Thai Bank PCL NVDR	7,089,600	4,584,864
Land & Houses PCL NVDR	7,605,400	2,665,161
Minor International PCL NVDR	4,148,980	5,353,096
PTT Exploration & Production PCL NVDR	1,662,604	6,117,578
PTT Global Chemical PCL NVDR	2,294,314	7,254,242
PTT PCL NVDR	1,579,400	28,579,140
Ratchaburi Electricity Generating Holding PCL NVDR	948,400	1,608,866
Thai Oil PCL NVDR	1,126,400	3,696,056
Thai Union Group PCL NVDR	3,509,900	2,247,499
The Siam Cement PCL NVDR	946,200	14,770,245
The Siam Commercial Bank PCL NVDR	2,679,800	12,720,300
TMB Bank PCL NVDR	26,994,600	2,579,924
Total Access Communication PCL NVDR	778,200	1,134,204
True Corp. PCL NVDR *	12,603,266	2,529,486
		205,457,049

Turkey 1.3%
Akbank T.A.S.	2,252,252	6,289,703
Anadolu Efes Biracilik Ve Malt Sanayii A/S	240,420	1,621,980
Arcelik A/S	214,319	1,066,964
Aselsan Elektronik Sanayi Ve Ticaret A/S	170,959	1,399,488
BIM Birlesik Magazalar A/S	250,374	4,946,374
Coca-Cola Icecek A/S	81,190	787,488
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S *	2,432,543	1,687,114
Enka Insaat ve Sanayi A/S	519,110	748,706
Eregli Demir ve Celik Fabrikalari T.A.S.	1,492,968	4,455,626
Ford Otomotiv Sanayi A/S	83,080	1,368,497
Haci Omer Sabanci Holding A/S	1,094,131	3,087,120
KOC Holding A/S	841,711	3,978,085
Petkim Petrokimya Holding A/S	780,795	1,655,352
TAV Havalimanlari Holding A/S	230,989	1,407,859
Tofas Turk Otomobil Fabrikasi	163,016	1,301,062
Tupras-Turkiye Petrol Rafinerileri A/S	142,131	4,364,989
Turk Hava Yollari Anonim Ortakligi *	677,558	3,394,510
Turk Telekomunikasyon A/S *	591,031	1,015,472
Turkcell Iletisim Hizmetleri A/S	1,260,202	5,078,616
Turkiye Garanti Bankasi A/S	2,294,472	7,070,671
Turkiye Halk Bankasi A/S	838,849	2,122,218
Turkiye Is Bankasi A/S, C Shares	1,519,128	3,033,108
Turkiye Sise ve Cam Fabrikalari A/S	895,971	1,125,127
Turkiye Vakiflar Bankasi T.A.O., Class D	1,291,579	2,493,953
Ulker Biskuvi Sanayi A/S	163,016	966,160
Yapi ve Kredi Bankasi A/S *	862,193	1,078,180
		67,544,422

United Arab Emirates 0.9%
Abu Dhabi Commercial Bank PJSC	2,214,450	4,401,226
Abu Dhabi National Oil Co. for Distribution PJSC *	1,659,123	1,215,111
Air Arabia PJSC	3,447,771	1,229,687
Aldar Properties PJSC	3,926,747	2,309,254
DAMAC Properties Dubai Co. PJSC	2,442,289	1,994,818
Dana Gas PJSC *	4,576,523	934,506
Deyaar Development PJSC *	2,717,829	390,698
DP World Ltd.	167,158	4,087,013
64
Schwab International Equity ETFs  |  Semiannual Report
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Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Dubai Financial Market PJSC *	2,131,615	632,587
Dubai Investments PJSC	2,294,558	1,380,627
Dubai Islamic Bank PJSC	1,518,720	2,505,736
DXB Entertainments PJSC *	4,857,343	733,967
Emaar Malls PJSC	2,672,004	1,542,261
Emaar Properties PJSC	4,036,209	6,780,220
Emirates Telecommunications Group Co. PJSC	1,886,214	8,832,922
First Abu Dhabi Bank PJSC	3,070,319	9,654,960
		48,625,593
Total Common Stock
(Cost $4,155,789,096)		5,224,871,170

Preferred Stock 2.5% of net assets

Brazil 2.2%
Banco Bradesco S.A.	3,326,558	39,698,547
Bradespar S.A.	263,482	2,771,275
Braskem S.A., A Shares	216,414	3,093,579
Centrais Eletricas Brasileiras S.A., B Shares	258,409	2,219,195
Cia Brasileira de Distribuicao	184,500	3,889,621
Cia de Transmissao de Energia Electrica Paulista	46,275	950,213
Companhia Energetica de Minas Gerais	1,017,693	2,571,838
Companhia Paranaense de Energia - Copel, B Shares	121,830	950,640
Gerdau S.A.	1,119,221	5,725,726
Itausa - Investimentos Itau S.A.	4,388,700	17,723,661
Lojas Americanas S.A.	933,098	4,848,232
Petroleo Brasileiro S.A. *	4,192,046	27,691,053
Telefonica Brasil S.A.	463,319	7,223,427
Usinas Siderurgicas de Minas Gerais S.A., A Shares *	414,604	1,572,273
		120,929,280

Chile 0.0%
Embotelladora Andina S.A., B Shares	268,246	1,326,908

Colombia 0.1%
Grupo Aval Acciones y Valores S.A.	5,837,830	2,523,644
Grupo de Inversiones Suramericana S.A.	116,404	1,442,249
		3,965,893

Russia 0.2%
AK Transneft OAO	1,216	3,995,915
Surgutneftegas OAO	10,808,244	5,663,541
		9,659,456
Total Preferred Stock
(Cost $105,567,711)		135,881,537

Rights 0.0% of net assets

Brazil 0.0%
Itausa - Investimentos Itau S.A. expires 03/29/18 *	102,525	170,415
Total Rights
(Cost $—)		170,415

Other Investment Companies 0.8% of net assets

United States 0.8%
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30% (c)	17,483,599	17,483,599
65
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 1.29% (c)	22,918,722	22,918,722
Total Other Investment Companies
(Cost $40,402,321)		40,402,321

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, e-mini, expires 03/16/18	195	11,534,250	(226,246)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $21,451,706.
(b)	Fair-valued by management in accordance with procedures approved by the fund's Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CD —	Certificate of deposit
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust
66
Schwab International Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.
Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.9%
Adient plc	38,174	2,369,078
American Axle & Manufacturing Holdings, Inc. *	32,597	481,132
Aptiv plc	112,458	10,270,789
Autoliv, Inc.	36,380	5,218,347
BorgWarner, Inc.	81,504	4,000,216
Cooper Tire & Rubber Co.	22,152	694,465
Cooper-Standard Holding, Inc. *	8,540	1,040,514
Dana, Inc.	61,667	1,638,492
Delphi Technologies plc	37,454	1,788,429
Dorman Products, Inc. *	14,376	991,944
Ford Motor Co.	1,622,109	17,210,577
Fox Factory Holding Corp. *	15,768	592,088
General Motors Co.	543,631	21,391,880
Gentex Corp.	109,020	2,475,844
Gentherm, Inc. *	21,990	677,292
Harley-Davidson, Inc.	76,494	3,471,298
LCI Industries	9,082	992,663
Lear Corp.	29,920	5,582,174
Modine Manufacturing Co. *	16,573	381,179
Standard Motor Products, Inc.	8,156	380,559
Tenneco, Inc.	22,064	1,159,463
Tesla, Inc. *	55,095	18,900,891
The Goodyear Tire & Rubber Co.	108,266	3,133,218
Thor Industries, Inc.	17,970	2,318,130
Tower International, Inc.	8,898	232,238
Visteon Corp. *	14,436	1,787,754
Winnebago Industries, Inc.	13,008	566,498
		109,747,152

Banks 7.0%
1st Source Corp.	14,420	711,194
Ameris Bancorp	27,247	1,448,178
Associated Banc-Corp.	75,794	1,872,112
Banc of California, Inc.	14,005	279,400
BancFirst Corp.	8,290	441,443
BancorpSouth Bank	36,210	1,140,615
Bank of America Corp.	4,060,313	130,336,047
Bank of Hawaii Corp.	17,970	1,473,720
Bank of the Ozarks, Inc.	52,250	2,606,752
BankUnited, Inc.	47,971	1,929,394
Banner Corp.	15,232	842,025
BB&T Corp.	335,583	18,238,936
Beneficial Bancorp, Inc.	34,244	513,660
Berkshire Hills Bancorp, Inc.	14,812	544,341
Bofl Holding, Inc. *	19,359	719,961
BOK Financial Corp.	12,207	1,152,951
Boston Private Financial Holdings, Inc.	69,876	1,020,190
Brookline Bancorp, Inc.	32,376	513,160
Bryn Mawr Bank Corp.	14,520	632,346
Capitol Federal Financial, Inc.	61,710	770,758
Cathay General Bancorp	28,840	1,184,170
CenterState Banks Corp.	29,324	798,786
Central Pacific Financial Corp.	14,920	415,820
Chemical Financial Corp.	33,968	1,874,694

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CIT Group, Inc.	60,313	3,199,605
Citigroup, Inc.	1,105,062	83,421,130
Citizens Financial Group, Inc.	202,833	8,821,207
City Holding Co.	7,188	484,256
CoBiz Financial, Inc.	32,452	615,290
Columbia Banking System, Inc.	25,158	1,051,101
Comerica, Inc.	75,668	7,356,443
Commerce Bancshares, Inc.	41,513	2,398,206
Community Bank System, Inc.	17,990	959,047
Community Trust Bancorp, Inc.	11,484	499,554
ConnectOne Bancorp, Inc.	11,049	318,211
Cullen/Frost Bankers, Inc.	27,655	2,875,843
Customers Bancorp, Inc. *	15,712	460,990
CVB Financial Corp.	36,154	831,542
Eagle Bancorp, Inc. *	11,297	689,682
East West Bancorp, Inc.	61,098	4,004,974
Enterprise Financial Services Corp.	15,308	717,180
Essent Group Ltd. *	32,559	1,468,085
F.N.B. Corp.	120,388	1,687,840
FCB Financial Holdings, Inc., Class A *	11,928	639,937
Fifth Third Bancorp	305,811	10,107,054
First Bancorp (North Carolina)	8,134	281,680
First BanCorp (Puerto Rico) *	57,736	348,148
First Busey Corp.	21,712	643,761
First Citizens BancShares, Inc., Class A	4,102	1,669,924
First Commonwealth Financial Corp.	46,897	655,151
First Financial Bancorp	29,330	797,776
First Financial Bankshares, Inc.	27,251	1,253,546
First Financial Corp.	4,279	183,569
First Hawaiian, Inc.	33,481	930,437
First Horizon National Corp.	114,605	2,183,225
First Interstate BancSystem, Inc., Class A	14,720	581,440
First Merchants Corp.	18,495	764,398
First Midwest Bancorp, Inc.	35,940	870,467
First Republic Bank	62,889	5,836,099
Flagstar Bancorp, Inc. *	7,472	263,463
Flushing Financial Corp.	21,668	578,536
Fulton Financial Corp.	86,576	1,567,026
German American Bancorp, Inc.	8,105	268,519
Glacier Bancorp, Inc.	25,793	1,003,348
Great Southern Bancorp, Inc.	3,803	184,065
Great Western Bancorp, Inc.	26,527	1,084,689
Hancock Holding Co.	32,346	1,672,288
Hanmi Financial Corp.	15,232	465,338
Heartland Financial USA, Inc.	11,284	602,001
Heritage Financial Corp.	9,566	284,589
Hilltop Holdings, Inc.	26,018	632,498
Home BancShares, Inc.	79,929	1,837,568
HomeStreet, Inc. *	10,042	288,205
Hope Bancorp, Inc.	54,423	982,879
Huntington Bancshares, Inc.	444,026	6,971,208
IBERIABANK Corp.	20,734	1,675,307
Independent Bank Corp.	14,592	1,012,685
Independent Bank Group, Inc.	14,135	992,277
International Bancshares Corp.	39,570	1,529,381
Investors Bancorp, Inc.	134,117	1,810,579
JPMorgan Chase & Co.	1,453,083	167,831,086
Kearny Financial Corp.	33,481	435,253
KeyCorp	439,435	9,285,262
Lakeland Bancorp, Inc.	15,067	287,780
Lakeland Financial Corp.	11,928	540,458
LegacyTexas Financial Group, Inc.	18,775	786,485
LendingTree, Inc. *	3,828	1,334,058
Live Oak Bancshares, Inc.	20,535	535,964
M&T Bank Corp.	64,739	12,290,052
MainSource Financial Group, Inc.	20,060	757,666
MB Financial, Inc.	32,663	1,339,510
Meridian Bancorp, Inc.	30,624	614,011

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Meta Financial Group, Inc.	4,376	469,982
MGIC Investment Corp. *	134,149	1,849,915
National Bank Holdings Corp., Class A	4,899	159,658
Nationstar Mortgage Holdings, Inc. *	26,971	461,744
NBT Bancorp, Inc.	37,550	1,306,740
New York Community Bancorp, Inc.	182,221	2,481,850
NMI Holdings, Inc., Class A *	27,460	545,081
Northfield Bancorp, Inc.	21,855	339,190
Northwest Bancshares, Inc.	53,910	884,663
OceanFirst Financial Corp.	19,852	513,770
Old National Bancorp	54,265	922,505
Pacific Premier Bancorp, Inc. *	12,827	539,375
PacWest Bancorp	47,491	2,476,181
Park National Corp.	8,758	884,733
People's United Financial, Inc.	169,415	3,242,603
Pinnacle Financial Partners, Inc.	29,787	1,922,751
Popular, Inc.	39,544	1,661,243
Preferred Bank	10,835	675,346
Prosperity Bancshares, Inc.	29,202	2,190,150
Provident Financial Services, Inc.	28,752	715,350
Radian Group, Inc.	86,266	1,770,178
Regions Financial Corp.	490,105	9,512,938
Renasant Corp.	16,104	672,503
S&T Bancorp, Inc.	29,066	1,146,944
Sandy Spring Bancorp, Inc.	7,594	294,343
Seacoast Banking Corp. of Florida *	35,205	923,075
ServisFirst Bancshares, Inc.	18,885	758,422
Signature Bank *	22,639	3,309,595
Simmons First National Corp., Class A	38,898	1,106,648
South State Corp.	11,581	1,004,073
Southside Bancshares, Inc.	19,409	648,261
State Bank Financial Corp.	32,411	937,974
Sterling Bancorp	75,862	1,763,792
Stock Yards Bancorp, Inc.	8,041	282,239
SunTrust Banks, Inc.	200,956	14,034,767
SVB Financial Group *	22,146	5,513,911
Synovus Financial Corp.	54,411	2,682,462
TCF Financial Corp.	72,128	1,608,454
Texas Capital Bancshares, Inc. *	20,400	1,840,080
TFS Financial Corp.	25,938	380,251
The First of Long Island Corp.	21,972	598,737
The PNC Financial Services Group, Inc.	201,187	31,719,142
Tompkins Financial Corp.	7,656	587,521
Towne Bank	41,393	1,181,770
TriCo Bancshares	12,435	464,447
TrustCo Bank Corp.	36,070	306,595
Trustmark Corp.	28,752	898,212
U.S. Bancorp	657,174	35,723,979
UMB Financial Corp.	14,376	1,049,448
Umpqua Holdings Corp.	115,791	2,467,506
Union Bankshares Corp.	21,654	809,427
United Bankshares, Inc.	50,869	1,805,850
United Community Banks, Inc.	29,108	899,728
United Financial Bancorp, Inc.	21,856	340,954
Univest Corp. of Pennsylvania	15,580	426,892
Valley National Bancorp	93,601	1,167,204
Walker & Dunlop, Inc.	17,959	867,958
Washington Federal, Inc.	43,128	1,496,542
Washington Trust Bancorp, Inc.	10,984	569,520
Webster Financial Corp.	36,279	1,980,108
Wells Fargo & Co.	1,854,318	108,310,714
WesBanco, Inc.	22,454	925,329
Westamerica Bancorp	21,654	1,240,558
Western Alliance Bancorp *	36,054	2,107,717
Wintrust Financial Corp.	17,970	1,518,645

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
WSFS Financial Corp.	11,928	568,966
Zions Bancorp	83,330	4,580,650
		821,859,344

Capital Goods 7.8%
3M Co.	249,501	58,759,981
A.O. Smith Corp.	57,504	3,691,182
AAON, Inc.	15,797	580,540
AAR Corp.	14,376	612,130
Actuant Corp., Class A	32,346	734,254
Acuity Brands, Inc.	17,970	2,562,163
Advanced Drainage Systems, Inc.	18,980	484,939
AECOM *	66,306	2,354,526
Aegion Corp. *	14,596	335,124
Aerojet Rocketdyne Holdings, Inc. *	21,882	590,814
Aerovironment, Inc. *	9,256	460,208
AGCO Corp.	26,884	1,790,474
Air Lease Corp.	33,455	1,460,980
Aircastle Ltd.	44,547	867,776
Alamo Group, Inc.	7,804	867,415
Albany International Corp., Class A	11,080	705,242
Allegion plc	36,472	3,067,660
Allison Transmission Holdings, Inc.	65,368	2,590,534
Altra Industrial Motion Corp.	7,794	338,260
American Woodmark Corp. *	5,028	645,595
AMETEK, Inc.	97,038	7,349,658
Apogee Enterprises, Inc.	13,170	568,154
Applied Industrial Technologies, Inc.	16,569	1,166,458
Arconic, Inc.	180,168	4,394,298
Armstrong Flooring, Inc. *	8,468	118,637
Armstrong World Industries, Inc. *	18,137	1,093,661
Astec Industries, Inc.	7,324	431,384
Astronics Corp. *	9,152	352,810
Axon Enterprise, Inc. *	18,860	656,894
AZZ, Inc.	16,726	683,257
Barnes Group, Inc.	18,154	1,094,868
Beacon Roofing Supply, Inc. *	26,626	1,408,782
BMC Stock Holdings, Inc. *	28,814	540,262
Briggs & Stratton Corp.	18,211	409,383
Builders FirstSource, Inc. *	36,170	693,741
BWX Technologies, Inc.	46,722	2,941,617
Carlisle Cos., Inc.	25,158	2,589,010
Caterpillar, Inc.	248,050	38,355,971
Chart Industries, Inc. *	19,550	1,077,400
Chicago Bridge & Iron Co. N.V.	45,136	788,075
CIRCOR International, Inc.	8,652	406,644
Colfax Corp. *	41,461	1,318,045
Columbus McKinnon Corp.	16,680	592,140
Comfort Systems USA, Inc.	14,688	602,942
Continental Building Products, Inc. *	12,722	346,038
Crane Co.	21,564	1,990,573
CSW Industrials, Inc. *	11,356	520,673
Cubic Corp.	10,406	638,928
Cummins, Inc.	62,841	10,567,971
Curtiss-Wright Corp.	17,970	2,425,591
Deere & Co.	133,987	21,554,489
Donaldson Co., Inc.	55,973	2,656,479
Douglas Dynamics, Inc.	19,240	856,180
Dover Corp.	65,420	6,548,542
Dycom Industries, Inc. *	13,015	1,421,759
Eaton Corp. plc	186,925	15,084,847
EMCOR Group, Inc.	25,158	1,919,807
Emerson Electric Co.	270,181	19,199,062
Encore Wire Corp.	7,659	401,332
EnerSys	18,164	1,265,849
Engility Holdings, Inc. *	7,206	196,796
EnPro Industries, Inc.	7,340	531,856

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
ESCO Technologies, Inc.	14,376	846,746
Esterline Technologies Corp. *	14,376	1,062,386
Fastenal Co.	120,131	6,573,568
Federal Signal Corp.	25,204	539,114
Flowserve Corp.	57,587	2,438,809
Fluor Corp.	67,578	3,845,188
Fortive Corp.	122,813	9,432,038
Fortune Brands Home & Security, Inc.	61,598	3,736,535
Franklin Electric Co., Inc.	15,620	611,523
Gardner Denver Holdings, Inc. *	20,560	658,126
GATX Corp.	21,564	1,486,622
Generac Holdings, Inc. *	25,452	1,132,105
General Cable Corp.	25,328	748,442
General Dynamics Corp.	117,519	26,142,102
General Electric Co.	3,616,283	51,025,753
Gibraltar Industries, Inc. *	15,304	531,049
Global Brass & Copper Holdings, Inc.	7,382	208,911
GMS, Inc. *	15,868	491,273
Graco, Inc.	75,474	3,347,272
Granite Construction, Inc.	19,530	1,134,693
Griffon Corp.	18,035	337,255
H&E Equipment Services, Inc.	18,880	711,587
Harris Corp.	50,708	7,918,054
Harsco Corp. *	39,534	800,563
HD Supply Holdings, Inc. *	87,447	3,169,954
HEICO Corp.	22,659	1,939,610
HEICO Corp., Class A	19,155	1,388,737
Herc Holdings, Inc. *	9,087	592,563
Hexcel Corp.	36,396	2,448,723
Hillenbrand, Inc.	28,752	1,262,213
Honeywell International, Inc.	317,042	47,908,217
Hubbell, Inc.	19,688	2,580,112
Huntington Ingalls Industries, Inc.	18,112	4,745,525
Hyster-Yale Materials Handling, Inc.	4,252	302,700
IDEX Corp.	32,346	4,424,933
Illinois Tool Works, Inc.	129,739	20,945,064
Ingersoll-Rand plc	106,995	9,501,156
ITT, Inc.	35,940	1,803,469
Jacobs Engineering Group, Inc.	50,316	3,072,295
JELD-WEN Holding, Inc. *	26,996	841,195
John Bean Technologies Corp.	10,841	1,200,641
Johnson Controls International plc	389,054	14,344,421
Kadant, Inc.	6,067	578,792
Kaman Corp.	11,336	693,990
KBR, Inc.	56,420	854,199
Kennametal, Inc.	34,059	1,403,231
KLX, Inc. *	18,487	1,251,200
Kratos Defense & Security Solutions, Inc. *	47,371	570,821
L3 Technologies, Inc.	33,390	6,930,094
Lennox International, Inc.	15,003	3,070,064
Lincoln Electric Holdings, Inc.	22,406	1,961,421
Lindsay Corp.	3,815	337,399
Lockheed Martin Corp.	104,884	36,965,317
Lydall, Inc. *	9,334	449,432
Masco Corp.	135,088	5,554,819
Masonite International Corp. *	12,983	792,612
MasTec, Inc. *	27,085	1,379,981
Mercury Systems, Inc. *	23,506	1,080,571
Meritor, Inc. *	40,058	981,421
Milacron Holdings Corp. *	15,352	328,993
Moog, Inc., Class A *	14,660	1,228,948
MRC Global, Inc. *	40,232	665,035
MSC Industrial Direct Co., Inc., Class A	17,970	1,572,016
Mueller Industries, Inc.	34,385	910,859
Mueller Water Products, Inc., Class A	61,099	672,089
Navistar International Corp. *	26,671	995,362
NN, Inc.	22,554	539,041
Nordson Corp.	21,564	2,891,085

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Northrop Grumman Corp.	73,459	25,713,588
NOW, Inc. *	52,128	494,695
Orbital ATK, Inc.	25,726	3,397,376
Oshkosh Corp.	32,409	2,558,042
Owens Corning	45,332	3,685,492
PACCAR, Inc.	143,760	10,291,778
Parker-Hannifin Corp.	55,594	9,921,861
Patrick Industries, Inc. *	15,715	965,687
Pentair plc	76,008	5,220,990
PGT Innovations, Inc. *	30,124	527,170
Plug Power, Inc. *(a)	165,596	308,009
Primoris Services Corp.	18,368	457,363
Proto Labs, Inc. *	13,060	1,422,887
Quanex Building Products Corp.	14,420	241,535
Quanta Services, Inc. *	61,403	2,114,719
Raven Industries, Inc.	17,412	591,137
Raytheon Co.	123,126	26,781,136
RBC Bearings, Inc. *	10,782	1,299,231
Regal Beloit Corp.	17,970	1,299,231
REV Group, Inc.	8,846	238,842
Rexnord Corp. *	54,277	1,572,947
Rockwell Automation, Inc.	52,200	9,437,760
Rockwell Collins, Inc.	65,712	9,049,857
Roper Technologies, Inc.	42,034	11,563,133
Rush Enterprises, Inc., Class A *	11,171	474,879
Sensata Technologies Holding N.V. *	65,433	3,458,788
Simpson Manufacturing Co., Inc.	24,638	1,362,974
SiteOne Landscape Supply, Inc. *	16,436	1,131,454
Snap-on, Inc.	23,864	3,799,626
Spirit AeroSystems Holdings, Inc., Class A	51,067	4,661,906
SPX Corp. *	15,310	478,131
SPX FLOW, Inc. *	18,655	909,618
Standex International Corp.	10,539	1,012,798
Stanley Black & Decker, Inc.	63,811	10,158,073
Sun Hydraulics Corp.	7,659	397,655
Teledyne Technologies, Inc. *	14,423	2,681,957
Tennant Co.	10,782	694,361
Terex Corp.	36,260	1,505,515
Textron, Inc.	111,414	6,668,128
The Boeing Co.	233,967	84,745,187
The Gorman-Rupp Co.	6,131	163,575
The Greenbrier Cos., Inc.	14,042	727,376
The Manitowoc Co., Inc. *	15,246	453,111
The Middleby Corp. *	25,637	3,082,849
The Timken Co.	32,346	1,416,755
The Toro Co.	43,716	2,779,026
Thermon Group Holdings, Inc. *	26,787	584,492
Titan International, Inc.	33,984	437,034
TransDigm Group, Inc.	20,099	5,794,743
Trex Co., Inc. *	15,568	1,609,731
TriMas Corp. *	14,995	388,371
Trinity Industries, Inc.	63,167	2,061,771
Triton International Ltd. *	26,196	747,110
Triumph Group, Inc.	22,406	626,248
Tutor Perini Corp. *	14,984	361,864
United Rentals, Inc. *	33,770	5,912,789
United Technologies Corp.	309,072	41,644,361
Univar, Inc. *	38,210	1,100,830
Universal Forest Products, Inc.	36,934	1,216,606
USG Corp. *	32,822	1,096,911
Valmont Industries, Inc.	8,335	1,226,078
W.W. Grainger, Inc.	22,437	5,868,397
Wabash National Corp.	25,429	555,624
WABCO Holdings, Inc. *	19,654	2,711,662
Wabtec Corp.	36,140	2,939,628
Watsco, Inc.	15,950	2,637,651
Watts Water Technologies, Inc., Class A	10,876	821,138
Welbilt, Inc. *	61,098	1,210,351

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
WESCO International, Inc. *	17,970	1,118,632
Woodward, Inc.	21,564	1,527,378
Xylem, Inc.	71,880	5,360,810
		915,629,112

Commercial & Professional Services 1.0%
ABM Industries, Inc.	22,568	793,491
ACCO Brands Corp.	44,336	560,850
Advanced Disposal Services, Inc. *	21,902	490,167
Brady Corp., Class A	32,434	1,213,032
Casella Waste Systems, Inc., Class A *	30,460	774,293
Cintas Corp.	34,260	5,846,812
Clean Harbors, Inc. *	21,564	1,076,691
Copart, Inc. *	87,136	4,078,836
CoStar Group, Inc. *	14,629	5,005,020
Covanta Holding Corp.	79,890	1,194,355
Deluxe Corp.	21,564	1,531,044
Equifax, Inc.	50,316	5,685,708
Exponent, Inc.	15,450	1,201,237
FTI Consulting, Inc. *	14,848	708,101
GP Strategies Corp. *	16,008	352,976
Healthcare Services Group, Inc.	28,752	1,306,203
Herman Miller, Inc.	21,820	783,338
HNI Corp.	21,564	797,437
Huron Consulting Group, Inc. *	11,028	385,980
ICF International, Inc. *	7,394	421,458
IHS Markit Ltd. *	142,907	6,723,774
Insperity, Inc.	21,582	1,409,305
Interface, Inc.	36,722	888,672
KAR Auction Services, Inc.	54,888	2,968,343
Kelly Services, Inc., Class A	11,241	331,497
Kforce, Inc.	14,488	401,318
Kimball International, Inc., Class B	29,436	483,633
Knoll, Inc.	12,461	265,045
Korn/Ferry International	23,313	977,048
ManpowerGroup, Inc.	26,928	3,189,891
Matthews International Corp., Class A	14,376	736,770
McGrath RentCorp	7,590	384,206
Mobile Mini, Inc.	26,846	1,126,190
MSA Safety, Inc.	12,853	1,036,337
Multi-Color Corp.	5,228	331,194
Navigant Consulting, Inc. *	14,772	293,667
Nielsen Holdings plc	151,924	4,957,280
On Assignment, Inc. *	19,095	1,464,396
Pitney Bowes, Inc.	90,943	1,127,693
R.R. Donnelley & Sons Co.	44,812	337,882
Republic Services, Inc.	101,199	6,798,549
Resources Connection, Inc.	29,116	452,754
Robert Half International, Inc.	50,693	2,893,050
Rollins, Inc.	43,362	2,179,808
RPX Corp.	41,290	414,139
SP Plus Corp. *	18,360	660,960
Steelcase, Inc., Class A	36,330	495,905
Stericycle, Inc. *	35,940	2,252,360
Tetra Tech, Inc.	34,299	1,678,936
The Brink's Co.	21,564	1,584,954
The Dun & Bradstreet Corp.	14,876	1,860,095
TransUnion *	56,719	3,236,953
TriNet Group, Inc. *	15,023	708,635
TrueBlue, Inc. *	15,448	420,186
UniFirst Corp.	7,188	1,116,296
US Ecology, Inc.	8,350	441,715
Verisk Analytics, Inc. *	62,858	6,423,459
Viad Corp.	15,308	796,781

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
WageWorks, Inc. *	20,046	1,051,413
Waste Management, Inc.	162,762	14,049,616
		113,157,734

Consumer Durables & Apparel 1.4%
Acushnet Holdings Corp.	19,880	421,257
American Outdoor Brands Corp. *	29,508	265,572
Beazer Homes USA, Inc. *	19,980	314,086
Brunswick Corp.	35,940	2,055,768
Callaway Golf Co.	48,664	753,319
Carter's, Inc.	22,178	2,587,729
Cavco Industries, Inc. *	3,738	594,716
Century Communities, Inc. *	9,090	270,428
Columbia Sportswear Co.	14,376	1,086,538
Crocs, Inc. *	57,820	707,717
D.R. Horton, Inc.	142,243	5,959,982
Deckers Outdoor Corp. *	11,482	1,085,968
Ethan Allen Interiors, Inc.	7,760	184,300
Fossil Group, Inc. *(a)	33,587	449,394
G-III Apparel Group Ltd. *	19,935	735,801
Garmin Ltd.	46,722	2,767,811
GoPro, Inc., Class A *(a)	57,764	310,770
Hanesbrands, Inc.	158,136	3,067,838
Hasbro, Inc.	46,722	4,465,222
Helen of Troy Ltd. *	14,876	1,339,584
Installed Building Products, Inc. *	12,553	750,042
iRobot Corp. *	14,381	977,189
KB Home	37,850	1,050,337
La-Z-Boy, Inc.	22,098	678,409
Leggett & Platt, Inc.	54,251	2,357,748
Lennar Corp., B Shares	11,144	505,492
Lennar Corp., Class A	116,975	6,618,445
LGI Homes, Inc. *	11,008	622,943
Lululemon Athletica, Inc. *	41,855	3,394,440
M.D.C Holdings, Inc.	18,265	505,575
M/I Homes, Inc. *	8,266	240,127
Mattel, Inc.	124,339	1,976,990
Meritage Homes Corp. *	18,045	765,108
Michael Kors Holdings Ltd. *	63,119	3,972,079
Mohawk Industries, Inc. *	25,322	6,074,241
Newell Brands, Inc.	198,103	5,089,266
NIKE, Inc., Class B	550,195	36,879,571
NVR, Inc. *	1,448	4,116,910
Oxford Industries, Inc.	7,190	574,625
Polaris Industries, Inc.	25,272	2,880,755
PulteGroup, Inc.	114,918	3,225,748
PVH Corp.	32,729	4,722,140
Ralph Lauren Corp.	23,052	2,439,824
Roku, Inc. *(a)	8,852	360,896
Skechers U.S.A., Inc., Class A *	58,172	2,380,398
Steven Madden Ltd. *	25,721	1,129,152
Sturm Ruger & Co., Inc. (a)	11,101	477,898
Tapestry, Inc.	122,146	6,218,453
Taylor Morrison Home Corp., Class A *	26,969	605,184
Tempur Sealy International, Inc. *	22,840	1,128,981
Toll Brothers, Inc.	65,817	2,884,759
TopBuild Corp. *	15,716	1,094,462
TRI Pointe Group, Inc. *	47,599	729,693
Tupperware Brands Corp.	18,698	917,137
Under Armour, Inc., Class A *(a)	71,164	1,179,899
Under Armour, Inc., Class C *	54,811	824,906
Unifi, Inc. *	14,924	522,340
Universal Electronics, Inc. *	3,937	194,882
VF Corp.	137,826	10,277,685
Vista Outdoor, Inc. *	29,236	503,736
Whirlpool Corp.	30,652	4,978,804

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
William Lyon Homes, Class A *	16,112	407,311
Wolverine World Wide, Inc.	43,128	1,262,788
		157,921,168

Consumer Services 2.2%
Adtalem Global Education, Inc. *	27,257	1,255,185
Aramark	95,499	3,983,263
BBX Capital Corp.	49,488	426,587
Belmond Ltd., Class A *	35,940	415,107
Bloomin' Brands, Inc.	42,584	983,265
Boyd Gaming Corp.	33,405	1,181,869
Bright Horizons Family Solutions, Inc. *	22,432	2,143,826
Brinker International, Inc.	25,988	894,767
Caesars Entertainment Corp. *	41,232	523,646
Capella Education Co.	7,956	618,181
Career Education Corp. *	31,208	412,882
Carnival Corp.	174,075	11,647,358
Carriage Services, Inc.	5,231	142,388
Chegg, Inc. *	37,850	753,593
Chipotle Mexican Grill, Inc. *	10,194	3,245,872
Choice Hotels International, Inc.	15,495	1,226,429
Churchill Downs, Inc.	4,311	1,113,100
Chuy's Holdings, Inc. *	12,484	337,068
Cracker Barrel Old Country Store, Inc. (a)	10,782	1,683,070
Darden Restaurants, Inc.	50,624	4,667,027
Dave & Buster's Entertainment, Inc. *	18,814	842,303
Denny's Corp. *	36,170	543,997
DineEquity, Inc.	7,052	535,811
Domino's Pizza, Inc.	18,805	4,182,420
Dunkin' Brands Group, Inc.	40,235	2,409,674
Eldorado Resorts, Inc. *	24,202	825,288
Extended Stay America, Inc.	68,285	1,367,749
Graham Holdings Co., Class B	1,912	1,109,151
Grand Canyon Education, Inc. *	17,355	1,703,393
H&R Block, Inc.	79,562	2,015,305
Hilton Grand Vacations, Inc. *	20,683	892,678
Hilton Worldwide Holdings, Inc.	79,733	6,441,629
Houghton Mifflin Harcourt Co. *	70,971	482,603
Hyatt Hotels Corp., Class A *	23,318	1,801,782
ILG, Inc.	45,014	1,366,625
International Speedway Corp., Class A	10,924	491,580
Jack in the Box, Inc.	14,932	1,345,075
K12, Inc. *	26,064	389,136
La Quinta Holdings, Inc. *	43,412	819,619
Las Vegas Sands Corp.	148,987	10,847,743
Marriott International, Inc., Class A	131,252	18,534,095
Marriott Vacations Worldwide Corp.	10,984	1,543,252
McDonald's Corp.	335,999	53,000,482
MGM Resorts International	213,486	7,307,626
Norwegian Cruise Line Holdings Ltd. *	74,945	4,264,370
Papa John's International, Inc. (a)	14,632	844,852
Penn National Gaming, Inc. *	48,928	1,301,974
Pinnacle Entertainment, Inc. *	22,163	668,658
Planet Fitness, Inc., Class A *	37,390	1,382,682
Red Robin Gourmet Burgers, Inc. *	8,570	459,780
Red Rock Resorts, Inc., Class A	23,470	786,245
Regis Corp. *	21,820	351,084
Royal Caribbean Cruises Ltd.	71,840	9,094,944
Ruth's Hospitality Group, Inc.	25,496	625,927
Scientific Games Corp., Class A *	27,010	1,200,594
SeaWorld Entertainment, Inc. *(a)	31,208	456,573
Service Corp. International	83,097	3,110,321
ServiceMaster Global Holdings, Inc. *	57,880	2,972,717
Shake Shack, Inc., Class A *	6,623	258,231
Six Flags Entertainment Corp.	33,978	2,177,650
Sonic Corp.	10,658	267,729
Sotheby's *	17,326	800,115

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Starbucks Corp.	600,590	34,293,689
Strayer Education, Inc.	7,656	686,284
Texas Roadhouse, Inc.	25,158	1,390,231
The Cheesecake Factory, Inc. (a)	18,412	855,974
The Wendy's Co.	67,231	1,072,334
Vail Resorts, Inc.	16,576	3,412,501
Weight Watchers International, Inc. *	10,783	729,146
Wingstop, Inc.	12,826	581,146
Wyndham Worldwide Corp.	41,682	4,825,942
Wynn Resorts Ltd.	34,456	5,771,380
Yum! Brands, Inc.	142,634	11,607,555
		254,704,127

Diversified Financials 5.5%
Affiliated Managers Group, Inc.	24,564	4,651,439
AG Mortgage Investment Trust, Inc.	25,696	420,387
AGNC Investment Corp.	151,464	2,717,264
Ally Financial, Inc.	201,704	5,627,542
American Express Co.	302,022	29,450,165
Ameriprise Financial, Inc.	65,111	10,185,965
Annaly Capital Management, Inc.	450,261	4,516,118
Anworth Mortgage Asset Corp.	58,240	265,574
Apollo Commercial Real Estate Finance, Inc.	29,387	536,607
ARMOUR Residential REIT, Inc.	28,916	619,381
Artisan Partners Asset Management, Inc., Class A	23,408	790,020
Berkshire Hathaway, Inc., Class B *	805,792	166,960,102
BGC Partners, Inc., Class A	94,269	1,246,236
BlackRock, Inc.	51,653	28,379,708
Blackstone Mortgage Trust, Inc., Class A	36,761	1,141,429
Cannae Holdings, Inc. *	35,974	661,202
Capital One Financial Corp.	204,622	20,038,632
Capstead Mortgage Corp.	30,344	253,372
Cboe Global Markets, Inc.	44,874	5,026,337
Chimera Investment Corp.	76,665	1,284,905
CME Group, Inc.	142,382	23,658,193
Cohen & Steers, Inc.	10,782	431,280
Credit Acceptance Corp. *	5,594	1,760,376
CYS Investments, Inc.	135,835	858,477
Diamond Hill Investment Group, Inc.	1,300	266,539
Discover Financial Services	156,504	12,337,210
Donnelley Financial Solutions, Inc. *	24,770	428,769
E*TRADE Financial Corp. *	111,862	5,842,552
Eaton Vance Corp.	46,722	2,472,995
Encore Capital Group, Inc. *	16,636	712,021
Evercore, Inc., Class A	22,628	2,105,535
FactSet Research Systems, Inc.	17,970	3,651,145
Federated Investors, Inc., Class B	41,661	1,357,315
Financial Engines, Inc.	30,126	1,009,221
FirstCash, Inc.	16,868	1,243,172
Franklin Resources, Inc.	143,700	5,556,879
Granite Point Mortgage Trust, Inc.	12,924	217,769
Green Dot Corp., Class A *	15,756	1,026,188
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	30,708	540,461
Houlihan Lokey, Inc.	15,580	723,224
Interactive Brokers Group, Inc., Class A	36,305	2,519,567
Intercontinental Exchange, Inc.	246,578	18,019,920
INTL FCStone, Inc. *	2,004	79,459
Invesco Ltd.	169,986	5,531,344
Invesco Mortgage Capital, Inc.	57,688	886,665
Investment Technology Group, Inc.	14,920	295,714
Janus Henderson Group plc	73,674	2,603,639
Ladder Capital Corp., Class A	39,977	590,460
Lazard Ltd., Class A	53,974	2,912,977
Legg Mason, Inc.	40,527	1,617,433
LendingClub Corp. *	220,073	693,230
Leucadia National Corp.	141,051	3,383,813
LPL Financial Holdings, Inc.	35,910	2,307,936

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
MarketAxess Holdings, Inc.	15,836	3,205,206
MFA Financial, Inc.	140,166	997,982
Moelis & Co., Class A	15,212	772,009
Moody's Corp.	69,066	11,525,734
Morgan Stanley	585,101	32,777,358
Morningstar, Inc.	7,502	701,062
MSCI, Inc.	39,501	5,590,182
MTGE Investment Corp.	28,067	477,139
Nasdaq, Inc.	46,810	3,779,908
Navient Corp.	106,632	1,381,951
Nelnet, Inc., Class A	10,858	600,882
New Residential Investment Corp.	127,339	2,053,978
Northern Trust Corp.	86,256	9,131,923
OneMain Holdings, Inc. *	36,750	1,126,755
PennyMac Mortgage Investment Trust	30,608	510,235
Piper Jaffray Cos.	11,187	934,115
PJT Partners, Inc., Class A	5,092	243,449
PRA Group, Inc. *	18,680	715,444
Raymond James Financial, Inc.	50,283	4,661,737
Redwood Trust, Inc.	39,534	579,173
S&P Global, Inc.	106,712	20,467,362
Santander Consumer USA Holdings, Inc.	51,747	846,063
SEI Investments Co.	50,904	3,707,338
SLM Corp. *	173,336	1,891,096
Starwood Property Trust, Inc.	93,823	1,899,916
State Street Corp.	151,920	16,126,308
Stifel Financial Corp.	22,239	1,420,405
Synchrony Financial	307,847	11,202,552
T. Rowe Price Group, Inc.	100,632	11,260,721
TD Ameritrade Holding Corp.	105,690	6,077,175
The Bank of New York Mellon Corp.	435,920	24,860,518
The Charles Schwab Corp. (b)	492,368	26,105,351
The Goldman Sachs Group, Inc.	147,613	38,811,886
Two Harbors Investment Corp.	68,578	1,007,411
Virtu Financial, Inc., Class A	23,656	702,583
Virtus Investment Partners, Inc.	1,750	215,338
Voya Financial, Inc.	77,195	3,938,489
Waddell & Reed Financial, Inc., Class A	40,261	805,220
Westwood Holdings Group, Inc.	7,824	425,156
WisdomTree Investments, Inc.	50,258	482,979
World Acceptance Corp. *	2,000	215,040
		646,648,992

Energy 5.3%
Anadarko Petroleum Corp.	234,452	13,373,142
Andeavor	62,220	5,576,156
Antero Resources Corp. *	84,462	1,588,730
Apache Corp.	146,495	5,002,804
Arch Coal, Inc., Class A	9,252	885,509
Archrock, Inc.	35,942	341,449
Baker Hughes a GE Co.	167,475	4,421,340
Bill Barrett Corp. *	55,661	252,144
Bonanza Creek Energy, Inc. *	16,157	452,881
Bristow Group, Inc.	13,385	197,563
C&J Energy Services, Inc. *	31,336	752,064
Cabot Oil & Gas Corp.	195,722	4,728,644
California Resources Corp. *	23,756	335,197
Callon Petroleum Co. *	86,462	913,903
Carrizo Oil & Gas, Inc. *	32,074	450,640
Centennial Resource Development, Inc., Class A *	72,340	1,380,247
Cheniere Energy, Inc. *	90,371	4,746,285
Chesapeake Energy Corp. *(a)	319,938	902,225
Chevron Corp.	793,800	88,842,096
Cimarex Energy Co.	39,663	3,811,218
CNX Resources Corp. *	73,353	1,178,783
Concho Resources, Inc. *	61,744	9,310,995
ConocoPhillips	507,871	27,582,474

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CONSOL Energy, Inc. *	9,119	288,981
Continental Resources, Inc. *	36,218	1,720,717
Core Laboratories N.V.	17,990	1,852,250
CVR Energy, Inc. (a)	7,076	209,591
Delek US Holdings, Inc.	26,057	889,065
Denbury Resources, Inc. *	229,288	502,141
Devon Energy Corp.	223,195	6,845,391
Diamond Offshore Drilling, Inc. *(a)	41,395	600,227
Diamondback Energy, Inc. *	42,306	5,273,020
Dril-Quip, Inc. *	15,848	713,952
Energen Corp. *	37,100	2,029,741
Ensco plc, Class A	187,228	831,292
EOG Resources, Inc.	242,024	24,546,074
EQT Corp.	103,527	5,208,443
Exterran Corp. *	18,880	488,426
Extraction Oil & Gas, Inc. *	76,521	924,374
Exxon Mobil Corp.	1,773,731	134,342,386
Fairmount Santrol Holdings, Inc. *	81,572	365,443
Forum Energy Technologies, Inc. *	29,808	336,830
Frank's International N.V.	49,117	256,882
Green Plains, Inc.	28,911	529,071
Gulfport Energy Corp. *	91,725	889,732
Halcon Resources Corp. *	97,815	591,781
Halliburton Co.	371,678	17,253,293
Helix Energy Solutions Group, Inc. *	69,432	413,815
Helmerich & Payne, Inc.	47,286	3,052,311
Hess Corp.	112,105	5,091,809
HollyFrontier Corp.	76,901	3,293,670
International Seaways, Inc. *	12,228	198,950
Jagged Peak Energy, Inc. *	15,304	188,239
Keane Group, Inc. *	15,304	237,977
Kinder Morgan, Inc.	774,795	12,551,679
Kosmos Energy Ltd. *	112,612	606,979
Laredo Petroleum, Inc. *	55,925	469,211
Marathon Oil Corp.	349,141	5,069,527
Marathon Petroleum Corp.	207,125	13,268,427
Matador Resources Co. *	43,325	1,250,359
Matrix Service Co. *	10,152	145,174
McDermott International, Inc. *	130,804	954,869
Murphy Oil Corp.	65,228	1,653,530
Nabors Industries Ltd.	122,346	791,579
NACCO Industries, Inc., Class A	3,594	148,073
National Oilwell Varco, Inc.	171,285	6,010,391
Natural Gas Services Group, Inc. *	8,792	218,921
Newfield Exploration Co. *	82,835	1,932,541
Newpark Resources, Inc. *	38,379	316,627
Noble Corp. plc *	71,487	277,370
Noble Energy, Inc.	205,784	6,138,537
Oasis Petroleum, Inc. *	116,964	921,676
Occidental Petroleum Corp.	317,567	20,832,395
Oceaneering International, Inc.	43,512	799,751
Oil States International, Inc. *	34,183	840,902
ONEOK, Inc.	166,655	9,387,676
Par Pacific Holdings, Inc. *	33,081	563,039
Parsley Energy, Inc., Class A *	100,552	2,541,955
Patterson-UTI Energy, Inc.	89,644	1,619,867
PBF Energy, Inc., Class A	44,369	1,300,455
PDC Energy, Inc. *	26,261	1,379,490
Peabody Energy Corp.	45,204	1,840,255
Penn Virginia Corp. *	6,076	226,635
Phillips 66	183,166	16,552,711
Pioneer Natural Resources Co.	69,443	11,821,282
ProPetro Holding Corp. *	21,380	344,859
QEP Resources, Inc. *	105,225	907,039
Range Resources Corp.	68,932	916,106
Resolute Energy Corp. *(a)	14,604	474,630
REX American Resources Corp. *	2,500	201,800
Ring Energy, Inc. *	29,808	404,495

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Rowan Cos. plc, Class A *	59,920	728,627
RPC, Inc. (a)	33,122	650,516
RSP Permian, Inc. *	52,052	1,994,112
Sanchez Energy Corp. *(a)	55,580	162,849
SandRidge Energy, Inc. *	15,536	218,436
Schlumberger Ltd.	581,742	38,185,545
SEACOR Holdings, Inc. *	6,063	251,675
SemGroup Corp., Class A	21,670	481,074
SM Energy Co.	40,620	744,971
Southwestern Energy Co. *	212,375	758,179
SRC Energy, Inc. *	96,593	856,780
Stone Energy Corp. *	15,704	475,203
Superior Energy Services, Inc. *	78,045	667,285
Targa Resources Corp.	93,467	4,173,302
TechnipFMC plc	187,378	5,400,234
Tellurian, Inc. *(a)	48,985	427,639
TETRA Technologies, Inc. *	51,064	185,362
The Williams Cos., Inc.	350,756	9,736,987
Tidewater, Inc. *(a)	6,221	155,649
Transocean Ltd. *	158,834	1,446,978
Ultra Petroleum Corp. *	90,425	333,668
Unit Corp. *	35,920	688,227
US Silica Holdings, Inc.	28,816	746,046
Valero Energy Corp.	183,949	16,632,669
Weatherford International plc *	427,927	1,125,448
Whiting Petroleum Corp. *	40,866	1,111,964
WildHorse Resource Development Corp. *	10,152	172,381
World Fuel Services Corp.	27,321	624,285
WPX Energy, Inc. *	178,164	2,517,457
		614,326,723

Food & Staples Retailing 1.5%
Casey's General Stores, Inc.	16,588	1,862,998
Costco Wholesale Corp.	183,391	35,009,342
CVS Health Corp.	426,726	28,902,152
Ingles Markets, Inc., Class A	8,156	262,623
Performance Food Group Co. *	43,808	1,342,715
PriceSmart, Inc.	11,640	916,650
Rite Aid Corp. *(a)	298,589	588,220
Smart & Final Stores, Inc. *	11,285	81,252
SpartanNash Co.	9,184	154,016
Sprouts Farmers Market, Inc. *	54,295	1,398,639
SUPERVALU, Inc. *	20,280	288,584
Sysco Corp.	202,473	12,077,515
The Andersons, Inc.	15,347	537,912
The Kroger Co.	377,048	10,225,542
United Natural Foods, Inc. *	16,680	711,736
US Foods Holding Corp. *	55,430	1,850,808
Walgreens Boots Alliance, Inc.	364,293	25,096,145
Walmart, Inc.	615,783	55,426,628
		176,733,477

Food, Beverage & Tobacco 3.9%
Altria Group, Inc.	801,010	50,423,579
Archer-Daniels-Midland Co.	236,712	9,828,282
B&G Foods, Inc. (a)	30,488	844,518
Blue Buffalo Pet Products, Inc. *	37,255	1,492,435
Brown-Forman Corp., Class A	21,848	1,485,664
Brown-Forman Corp., Class B	89,831	6,269,305
Bunge Ltd.	61,899	4,669,042
Cal-Maine Foods, Inc. *	14,038	598,019
Calavo Growers, Inc.	8,256	704,650
Campbell Soup Co.	81,410	3,504,700
Coca-Cola Bottling Co. Consolidated	1,500	279,915
ConAgra Brands, Inc.	172,932	6,248,033
Constellation Brands, Inc., Class A	71,849	15,482,022

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Darling Ingredients, Inc. *	77,312	1,406,305
Dean Foods Co.	35,284	305,912
Dr. Pepper Snapple Group, Inc.	76,325	8,872,781
Flowers Foods, Inc.	90,333	1,873,506
Fresh Del Monte Produce, Inc.	17,970	838,840
General Mills, Inc.	241,713	12,218,592
Hormel Foods Corp.	115,008	3,733,160
Hostess Brands, Inc. *	54,875	671,670
Ingredion, Inc.	30,731	4,014,698
J&J Snack Foods Corp.	8,305	1,115,611
Kellogg Co.	101,158	6,696,660
Lamb Weston Holdings, Inc.	57,644	3,117,964
Lancaster Colony Corp.	7,200	852,048
McCormick & Co., Inc. Non-Voting Shares	47,209	5,040,977
MGP Ingredients, Inc.	9,718	815,535
Molson Coors Brewing Co., Class B	80,552	6,142,090
Mondelez International, Inc., Class A	632,255	27,755,994
Monster Beverage Corp. *	172,638	10,940,070
National Beverage Corp.	6,509	637,491
PepsiCo, Inc.	593,521	65,127,059
Philip Morris International, Inc.	648,485	67,150,622
Pilgrim's Pride Corp. *	32,723	824,620
Pinnacle Foods, Inc.	50,351	2,716,940
Post Holdings, Inc. *	30,261	2,293,179
Sanderson Farms, Inc.	7,856	967,466
Seaboard Corp.	76	307,952
Snyder's-Lance, Inc.	30,730	1,532,812
The Boston Beer Co., Inc., Class A *	4,045	659,537
The Coca-Cola Co.	1,601,746	69,227,462
The Hain Celestial Group, Inc. *	44,697	1,554,562
The Hershey Co.	55,980	5,500,595
The J.M. Smucker Co.	46,989	5,934,711
The Kraft Heinz Co.	249,338	16,718,113
Tootsie Roll Industries, Inc. (a)	11,730	391,782
TreeHouse Foods, Inc. *	25,235	959,435
Tyson Foods, Inc., Class A	118,922	8,845,418
Universal Corp.	12,458	612,311
Vector Group Ltd.	39,915	799,897
		451,004,541

Health Care Equipment & Services 5.5%
Abaxis, Inc.	11,986	799,107
Abbott Laboratories	732,378	44,184,365
ABIOMED, Inc. *	18,151	4,867,735
Acadia Healthcare Co., Inc. *	38,410	1,463,421
Accuray, Inc. *	66,004	366,322
Aetna, Inc.	137,728	24,386,120
Align Technology, Inc. *	31,014	8,141,795
Allscripts Healthcare Solutions, Inc. *	56,420	782,545
Almost Family, Inc. *	5,175	305,066
Amedisys, Inc. *	8,523	504,647
AmerisourceBergen Corp.	69,931	6,654,634
AMN Healthcare Services, Inc. *	26,158	1,455,693
Analogic Corp.	6,630	553,605
AngioDynamics, Inc. *	33,603	547,393
Anika Therapeutics, Inc. *	8,552	445,132
Anthem, Inc.	108,063	25,435,869
athenahealth, Inc. *	18,885	2,638,990
AtriCure, Inc. *	27,457	485,165
Atrion Corp.	600	353,340
AxoGen, Inc. *	15,204	443,957
Baxter International, Inc.	208,781	14,153,264
Becton Dickinson & Co.	109,964	24,414,207
BioTelemetry, Inc. *	8,522	275,261
Boston Scientific Corp. *	578,669	15,774,517
Brookdale Senior Living, Inc. *	76,893	502,111
Cantel Medical Corp.	14,929	1,736,392

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cardinal Health, Inc.	137,531	9,518,521
Cardiovascular Systems, Inc. *	23,772	565,298
Centene Corp. *	72,323	7,334,999
Cerner Corp. *	133,364	8,556,634
Chemed Corp.	7,235	1,878,423
Cigna Corp.	105,155	20,598,813
Community Health Systems, Inc. *	64,878	332,175
CONMED Corp.	10,819	654,874
Cotiviti Holdings, Inc. *	13,601	455,770
CryoLife, Inc. *	27,269	516,748
Danaher Corp.	263,028	25,718,878
DaVita, Inc. *	62,631	4,510,685
DENTSPLY SIRONA, Inc.	95,638	5,361,466
DexCom, Inc. *	36,898	2,071,454
Diplomat Pharmacy, Inc. *	27,869	580,790
Edwards Lifesciences Corp. *	87,440	11,688,105
Encompass Health Corp.	35,940	1,914,164
Envision Healthcare Corp. *	41,754	1,607,529
Evolent Health, Inc., Class A *	33,432	489,779
Express Scripts Holding Co. *	241,738	18,239,132
Glaukos Corp. *	11,111	347,774
Globus Medical, Inc., Class A *	38,537	1,835,903
Haemonetics Corp. *	21,564	1,528,888
Halyard Health, Inc. *	18,269	902,123
HCA Healthcare, Inc.	123,049	12,212,613
HealthEquity, Inc. *	19,280	1,110,142
Henry Schein, Inc. *	65,776	4,353,713
Heska Corp. *	5,345	363,353
Hill-Rom Holdings, Inc.	25,158	2,104,718
HMS Holdings Corp. *	40,808	654,560
Hologic, Inc. *	120,589	4,682,471
Humana, Inc.	59,111	16,067,552
ICU Medical, Inc. *	6,248	1,444,850
IDEXX Laboratories, Inc. *	36,552	6,843,631
Inogen, Inc. *	7,556	912,916
Inovalon Holdings, Inc., Class A *(a)	38,370	460,440
Insulet Corp. *	27,064	2,032,236
Integer Holdings Corp. *	15,898	811,593
Integra LifeSciences Holdings Corp. *	21,592	1,138,546
Intuitive Surgical, Inc. *	45,760	19,514,352
Invacare Corp.	23,256	400,003
iRhythm Technologies, Inc. *	10,290	639,524
K2M Group Holdings, Inc. *	19,340	400,531
Kindred Healthcare, Inc.	50,864	467,949
Laboratory Corp. of America Holdings *	43,496	7,511,759
Lantheus Holdings, Inc. *	19,080	291,924
LHC Group, Inc. *	8,156	525,083
LifePoint Health, Inc. *	14,960	689,656
LivaNova plc *	18,938	1,699,496
Magellan Health, Inc. *	10,224	1,031,602
Masimo Corp. *	21,564	1,887,497
McKesson Corp.	88,726	13,240,581
Medidata Solutions, Inc. *	19,574	1,285,229
MEDNAX, Inc. *	36,540	2,008,969
Medtronic plc	572,934	45,771,697
Merit Medical Systems, Inc. *	17,970	817,635
Molina Healthcare, Inc. *	15,524	1,122,385
National HealthCare Corp.	3,647	213,970
Natus Medical, Inc. *	15,536	483,946
Neogen Corp. *	19,941	1,161,962
Nevro Corp. *	11,670	946,670
NuVasive, Inc. *	19,343	935,428
NxStage Medical, Inc. *	23,496	546,987
Omnicell, Inc. *	13,213	576,747
OraSure Technologies, Inc. *	18,611	321,226
Orthofix International N.V. *	11,284	632,017
Owens & Minor, Inc.	12,813	210,261
Patterson Cos., Inc.	32,540	1,027,613

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Penumbra, Inc. *	11,353	1,228,395
Premier, Inc., Class A *	27,557	913,515
Quality Systems, Inc. *	30,724	385,586
Quest Diagnostics, Inc.	54,694	5,636,217
Quidel Corp. *	11,371	496,003
ResMed, Inc.	57,504	5,478,406
Select Medical Holdings Corp. *	55,465	1,003,917
STERIS plc	32,420	2,959,946
Stryker Corp.	134,517	21,813,277
Teladoc, Inc. *	23,754	952,535
Teleflex, Inc.	17,970	4,489,445
Tenet Healthcare Corp. *	33,097	681,798
The Cooper Cos., Inc.	20,512	4,728,426
The Ensign Group, Inc.	17,448	465,862
The Providence Service Corp. *	8,456	537,463
Tivity Health, Inc. *	19,045	734,185
Triple-S Management Corp., Class B *	19,240	467,532
UnitedHealth Group, Inc.	404,588	91,501,622
Universal Health Services, Inc., Class B	35,940	4,104,348
US Physical Therapy, Inc.	8,356	647,590
Varex Imaging Corp. *	14,891	519,547
Varian Medical Systems, Inc. *	37,229	4,442,909
Veeva Systems, Inc., Class A *	48,189	3,358,773
Vocera Communications, Inc. *	24,070	661,925
WellCare Health Plans, Inc. *	17,970	3,484,563
West Pharmaceutical Services, Inc.	28,752	2,507,749
Wright Medical Group N.V. *	44,564	906,877
Zimmer Biomet Holdings, Inc.	80,767	9,389,164
		644,933,186

Household & Personal Products 1.4%
Avon Products, Inc. *	231,054	607,672
Central Garden & Pet Co., Class A *	14,736	534,033
Church & Dwight Co., Inc.	104,681	5,149,258
Colgate-Palmolive Co.	370,653	25,563,937
Coty, Inc., Class A	206,070	3,981,272
Edgewell Personal Care Co. *	25,272	1,267,391
Energizer Holdings, Inc.	25,272	1,376,819
Herbalife Ltd. *	27,298	2,514,146
HRG Group, Inc. *	58,782	928,168
Kimberly-Clark Corp.	148,128	16,430,358
Medifast, Inc.	4,003	255,351
Nu Skin Enterprises, Inc., Class A	25,788	1,815,475
Revlon, Inc., Class A *(a)	11,141	219,478
Spectrum Brands Holdings, Inc.	11,685	1,153,426
The Clorox Co.	54,741	7,065,968
The Estee Lauder Cos., Inc., Class A	93,830	12,989,825
The Procter & Gamble Co.	1,062,730	83,445,560
WD-40 Co.	7,877	982,262
		166,280,399

Insurance 2.8%
Aflac, Inc.	170,762	15,177,327
Alleghany Corp. *	6,633	4,020,593
Ambac Financial Group, Inc. *	18,267	276,745
American Equity Investment Life Holding Co.	38,387	1,175,026
American Financial Group, Inc.	29,298	3,304,814
American International Group, Inc.	371,637	21,309,666
American National Insurance Co.	3,721	434,985
AMERISAFE, Inc.	7,194	402,864
AmTrust Financial Services, Inc. (a)	40,658	486,676
Aon plc	108,739	15,258,256
Arch Capital Group Ltd. *	51,334	4,529,712
Argo Group International Holdings Ltd.	12,163	708,495
Arthur J. Gallagher & Co.	74,230	5,130,035
Aspen Insurance Holdings Ltd.	28,752	1,046,573

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Assurant, Inc.	23,302	1,991,622
Assured Guaranty Ltd.	52,663	1,821,087
Athene Holding Ltd., Class A *	27,220	1,285,056
Axis Capital Holdings Ltd.	40,303	1,988,550
Brighthouse Financial, Inc. *	40,980	2,223,985
Brown & Brown, Inc.	46,722	2,459,446
Chubb Ltd.	195,134	27,693,417
Cincinnati Financial Corp.	61,098	4,557,300
CNA Financial Corp.	14,392	734,856
CNO Financial Group, Inc.	90,258	2,034,415
Employers Holdings, Inc.	14,376	562,820
Enstar Group Ltd. *	5,251	1,039,698
Erie Indemnity Co., Class A	10,796	1,248,773
Everest Re Group Ltd.	18,092	4,346,422
FBL Financial Group, Inc., Class A	7,460	484,154
First American Financial Corp.	43,128	2,502,718
FNF Group	107,929	4,309,605
Genworth Financial, Inc., Class A *	212,410	577,755
Horace Mann Educators Corp.	14,981	616,468
Infinity Property & Casualty Corp.	3,594	423,912
James River Group Holdings Ltd.	15,580	509,622
Kemper Corp.	21,564	1,216,210
Kinsale Capital Group, Inc.	6,655	326,095
Lincoln National Corp.	94,149	7,171,329
Loews Corp.	108,595	5,356,991
Maiden Holdings Ltd.	42,401	254,406
Markel Corp. *	5,654	6,287,248
Marsh & McLennan Cos., Inc.	212,677	17,656,445
MBIA, Inc. *(a)	40,961	327,278
Mercury General Corp.	14,376	656,121
MetLife, Inc.	442,609	20,444,110
National General Holdings Corp.	27,235	625,860
National Western Life Group, Inc., Class A	1,100	335,500
Old Republic International Corp.	93,588	1,874,568
Primerica, Inc.	17,970	1,752,075
Principal Financial Group, Inc.	111,456	6,947,052
ProAssurance Corp.	22,436	1,072,441
Prudential Financial, Inc.	179,906	19,127,606
Reinsurance Group of America, Inc.	28,752	4,421,770
RenaissanceRe Holdings Ltd.	16,066	2,060,946
RLI Corp.	22,512	1,368,730
Safety Insurance Group, Inc.	7,188	512,864
Selective Insurance Group, Inc.	21,564	1,225,913
Stewart Information Services Corp.	6,771	271,720
The Allstate Corp.	152,314	14,052,490
The Hanover Insurance Group, Inc.	15,304	1,651,455
The Hartford Financial Services Group, Inc.	148,817	7,864,978
The Navigators Group, Inc.	7,200	388,080
The Progressive Corp.	247,603	14,256,981
The Travelers Cos., Inc.	115,223	16,015,997
Third Point Reinsurance Ltd. *	44,324	616,104
Torchmark Corp.	45,067	3,847,370
United Fire Group, Inc.	7,394	328,885
Universal Insurance Holdings, Inc.	15,404	451,337
Unum Group	94,087	4,794,674
Validus Holdings Ltd.	36,179	2,447,148
W.R. Berkley Corp.	43,272	2,958,939
White Mountains Insurance Group Ltd.	1,812	1,462,012
Willis Towers Watson plc	54,321	8,577,286
XL Group Ltd.	116,398	4,924,799
		322,605,261

Materials 3.3%
A. Schulman, Inc.	14,696	644,420
AdvanSix, Inc. *	12,089	499,880
Air Products & Chemicals, Inc.	91,056	14,640,894
AK Steel Holding Corp. *	129,932	670,449

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Albemarle Corp.	44,096	4,428,561
Alcoa Corp. *	69,782	3,138,096
Allegheny Technologies, Inc. *	57,732	1,495,836
AptarGroup, Inc.	25,158	2,249,628
Ashland Global Holdings, Inc.	29,084	2,059,729
Avery Dennison Corp.	36,564	4,320,037
Axalta Coating Systems Ltd. *	93,880	2,891,504
Balchem Corp.	14,376	1,081,794
Ball Corp.	158,504	6,332,235
Bemis Co., Inc.	41,328	1,822,151
Berry Global Group, Inc. *	48,939	2,662,282
Boise Cascade Co.	22,036	888,051
Cabot Corp.	25,158	1,514,008
Calgon Carbon Corp.	25,555	543,044
Carpenter Technology Corp.	18,521	943,460
Celanese Corp., Series A	57,888	5,838,584
Century Aluminum Co. *	12,591	239,858
CF Industries Holdings, Inc.	97,847	4,035,210
Chase Corp.	2,500	260,000
Clearwater Paper Corp. *	12,378	465,413
Cleveland-Cliffs, Inc. *	138,418	973,078
Coeur Mining, Inc. *	100,709	770,424
Commercial Metals Co.	46,722	1,135,345
Compass Minerals International, Inc. (a)	14,376	866,873
Crown Holdings, Inc. *	57,798	2,880,652
Domtar Corp.	28,752	1,286,939
DowDuPont, Inc.	977,148	68,693,504
Eagle Materials, Inc.	18,552	1,859,467
Eastman Chemical Co.	61,098	6,175,786
Ecolab, Inc.	108,603	14,167,261
Ferro Corp. *	32,623	697,806
FMC Corp.	53,957	4,234,545
Freeport-McMoRan, Inc. *	554,095	10,306,167
GCP Applied Technologies, Inc. *	29,423	904,757
Graphic Packaging Holding Co.	129,503	1,982,691
Greif, Inc., Class A	11,784	678,405
H.B. Fuller Co.	18,212	917,703
Hawkins, Inc.	9,224	309,004
Haynes International, Inc.	7,188	299,021
Hecla Mining Co.	177,848	650,924
Huntsman Corp.	79,856	2,576,953
Ingevity Corp. *	16,031	1,200,882
Innophos Holdings, Inc.	11,109	461,690
Innospec, Inc.	12,453	808,822
International Flavors & Fragrances, Inc.	32,346	4,568,872
International Paper Co.	173,320	10,328,139
Kaiser Aluminum Corp.	7,188	721,460
KapStone Paper & Packaging Corp.	40,851	1,425,291
KMG Chemicals, Inc.	4,411	264,528
Koppers Holdings, Inc. *	14,904	602,122
Kraton Corp. *	11,080	469,903
Louisiana-Pacific Corp.	53,910	1,536,435
LyondellBasell Industries N.V., Class A	135,291	14,641,192
Martin Marietta Materials, Inc.	26,234	5,349,900
Materion Corp.	7,294	367,618
McEwen Mining, Inc. *	118,120	230,334
Mercer International, Inc.	37,180	490,776
Minerals Technologies, Inc.	14,404	989,555
Monsanto Co.	186,934	23,062,048
Neenah, Inc.	15,082	1,156,035
NewMarket Corp.	3,720	1,554,625
Newmont Mining Corp.	220,262	8,414,008
Nucor Corp.	130,650	8,544,510
Olin Corp.	80,309	2,610,042
Owens-Illinois, Inc. *	67,218	1,449,220
P.H. Glatfelter Co.	13,281	271,065
Packaging Corp. of America	39,534	4,712,453
Platform Specialty Products Corp. *	110,080	1,149,235

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PolyOne Corp.	35,940	1,484,681
PPG Industries, Inc.	109,164	12,274,400
Praxair, Inc.	118,972	17,816,057
Quaker Chemical Corp.	7,188	1,024,506
Rayonier Advanced Materials, Inc.	21,756	443,170
Reliance Steel & Aluminum Co.	28,799	2,596,806
Resolute Forest Products, Inc. *	30,896	250,258
Royal Gold, Inc.	25,173	2,033,223
RPM International, Inc.	53,910	2,683,101
Schnitzer Steel Industries, Inc., Class A	26,096	887,264
Schweitzer-Mauduit International, Inc.	14,376	563,683
Sealed Air Corp.	86,410	3,661,192
Sensient Technologies Corp.	21,564	1,551,530
Silgan Holdings, Inc.	36,142	1,028,240
Sonoco Products Co.	39,534	1,896,446
Steel Dynamics, Inc.	102,568	4,743,770
Stepan Co.	7,188	575,759
Summit Materials, Inc., Class A *	62,313	1,970,960
SunCoke Energy, Inc. *	35,960	384,053
The Chemours Co.	81,850	3,888,693
The Mosaic Co.	146,197	3,847,905
The Scotts Miracle-Gro Co., Class A	17,970	1,614,425
The Sherwin-Williams Co.	33,253	13,353,740
TimkenSteel Corp. *	18,051	295,314
Trinseo S.A.	15,340	1,221,064
Tronox Ltd., Class A	50,608	925,114
United States Steel Corp.	79,134	3,443,120
US Concrete, Inc. *	7,956	578,799
Valvoline, Inc.	81,115	1,858,345
Venator Materials plc *	20,880	399,643
Vulcan Materials Co.	54,283	6,390,738
W.R. Grace & Co.	29,423	1,947,214
Westlake Chemical Corp.	14,670	1,588,174
WestRock Co.	100,835	6,630,910
Worthington Industries, Inc.	13,286	587,773
		389,853,259

Media 2.7%
Altice USA, Inc., Class A *(a)	35,716	650,031
AMC Entertainment Holdings, Inc., Class A (a)	27,232	408,480
AMC Networks, Inc., Class A *	25,158	1,322,556
Cable One, Inc.	1,612	1,097,708
CBS Corp., Class B Non-Voting Shares	159,768	8,462,911
Charter Communications, Inc., Class A *	81,777	27,962,010
Cinemark Holdings, Inc.	44,273	1,884,259
Comcast Corp., Class A	1,949,576	70,594,147
Discovery Communications, Inc., Class A *	57,934	1,408,955
Discovery Communications, Inc., Class C *	91,077	2,092,950
DISH Network Corp., Class A *	90,498	3,772,862
Entercom Communications Corp., Class A	52,564	520,384
Gannett Co., Inc.	58,710	589,448
Gray Television, Inc. *	48,854	674,185
John Wiley & Sons, Inc., Class A	18,370	1,180,273
Liberty Broadband Corp., Class A *	8,448	738,186
Liberty Broadband Corp., Class C *	60,550	5,321,134
Liberty Global plc, Class A *	86,759	2,701,675
Liberty Global plc, Class C *	264,611	7,946,268
Liberty Latin America Ltd., Class A *	26,063	539,504
Liberty Latin America Ltd., Class C *	49,529	1,012,868
Liberty Media Corp. - Liberty Braves, Class C *	14,671	336,846
Liberty Media Corp. - Liberty Formula One, Class A *	7,223	228,030
Liberty Media Corp. - Liberty Formula One, Class C *	91,339	3,007,793
Liberty Media Corp. - Liberty SiriusXM, Class A *	41,375	1,735,681
Liberty Media Corp. - Liberty SiriusXM, Class C *	76,484	3,193,972
Lions Gate Entertainment Corp., Class A *	22,756	642,629
Lions Gate Entertainment Corp., Class B *	43,416	1,165,285
Live Nation Entertainment, Inc. *	54,001	2,419,245

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Meredith Corp.	17,970	1,029,681
MSG Networks, Inc., Class A *	22,017	537,215
New Media Investment Group, Inc.	35,711	616,015
News Corp., Class A	170,664	2,752,810
News Corp., Class B	45,604	747,906
Nexstar Media Group, Inc., Class A	19,657	1,404,493
Omnicom Group, Inc.	100,830	7,686,271
Regal Entertainment Group, Class A	45,255	1,040,413
Scholastic Corp.	11,862	431,895
Scripps Networks Interactive, Inc., Class A	40,420	3,632,141
Sinclair Broadcast Group, Inc., Class A	33,906	1,146,023
Sirius XM Holdings, Inc. (a)	706,887	4,439,250
TEGNA, Inc.	90,192	1,159,869
The E.W. Scripps Co., Class A	18,719	257,761
The Interpublic Group of Cos., Inc.	172,547	4,037,600
The Madison Square Garden Co., Class A *	7,339	1,792,184
The New York Times Co., Class A	64,692	1,559,077
The Walt Disney Co.	636,521	65,663,506
Time Warner, Inc.	323,868	30,106,769
Tribune Media Co., Class A	30,384	1,266,101
Twenty-First Century Fox, Inc., Class A	439,294	16,174,805
Twenty-First Century Fox, Inc., Class B	187,298	6,821,393
Viacom, Inc., Class B	152,447	5,082,583
World Wrestling Entertainment, Inc., Class A	19,840	756,896
		313,752,932

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	666,102	77,154,595
ACADIA Pharmaceuticals, Inc. *	36,690	914,131
Accelerate Diagnostics, Inc. *(a)	10,977	288,695
Acceleron Pharma, Inc. *	13,789	578,173
Achillion Pharmaceuticals, Inc. *	94,058	305,689
Aclaris Therapeutics, Inc. *	17,304	345,042
Acorda Therapeutics, Inc. *	21,656	514,330
Aerie Pharmaceuticals, Inc. *	14,450	739,118
Agilent Technologies, Inc.	136,572	9,367,473
Agios Pharmaceuticals, Inc. *	15,248	1,225,787
Aimmune Therapeutics, Inc. *	14,604	474,630
Akebia Therapeutics, Inc. *	29,008	414,814
Akorn, Inc. *	36,330	615,430
Alder Biopharmaceuticals, Inc. *	36,460	506,794
Alexion Pharmaceuticals, Inc. *	94,048	11,045,938
Alkermes plc *	66,874	3,817,168
Allergan plc	140,743	21,705,385
Alnylam Pharmaceuticals, Inc. *	33,357	4,008,177
AMAG Pharmaceuticals, Inc. *	29,360	618,028
Amgen, Inc.	304,542	55,965,683
Amicus Therapeutics, Inc. *	54,425	748,888
Amphastar Pharmaceuticals, Inc. *	25,532	468,768
AnaptysBio, Inc. *	7,816	959,492
ANI Pharmaceuticals, Inc. *	10,152	650,439
Arena Pharmaceuticals, Inc. *	22,545	874,070
Array BioPharma, Inc. *	84,646	1,466,069
Atara Biotherapeutics, Inc. *	7,043	271,332
Avexis, Inc. *	10,652	1,317,972
Bio-Rad Laboratories, Inc., Class A *	9,188	2,481,128
Bio-Techne Corp.	14,376	2,031,904
BioCryst Pharmaceuticals, Inc. *	76,596	380,682
Biogen, Inc. *	88,756	25,649,596
BioMarin Pharmaceutical, Inc. *	77,192	6,265,675
Bioverativ, Inc. *	45,081	4,719,079
Bluebird Bio, Inc. *	20,449	4,110,249
Blueprint Medicines Corp. *	16,204	1,402,618
Bristol-Myers Squibb Co.	687,331	45,501,312
Bruker Corp.	43,591	1,336,064
Cambrex Corp. *	12,885	669,376
Catalent, Inc. *	51,730	2,159,727

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Celgene Corp. *	328,359	28,606,636
Celldex Therapeutics, Inc. *	106,348	239,283
Charles River Laboratories International, Inc. *	18,264	1,947,125
Clovis Oncology, Inc. *	17,955	1,042,647
Corcept Therapeutics, Inc. *	37,702	572,693
CytomX Therapeutics, Inc. *	19,380	575,780
Depomed, Inc. *	48,788	335,174
Dermira, Inc. *	18,986	488,130
Dynavax Technologies Corp. *	25,218	407,271
Eagle Pharmaceuticals, Inc. *	4,979	279,521
Editas Medicine, Inc. *	16,004	586,387
Eli Lilly & Co.	403,805	31,101,061
Emergent BioSolutions, Inc. *	18,065	897,831
Enanta Pharmaceuticals, Inc. *	9,952	782,426
Endo International plc *	109,290	689,073
Epizyme, Inc. *	29,260	517,902
Esperion Therapeutics, Inc. *	7,516	604,362
Exact Sciences Corp. *	45,712	2,039,212
Exelixis, Inc. *	124,453	3,210,887
FibroGen, Inc. *	25,432	1,401,303
Five Prime Therapeutics, Inc. *	6,390	135,851
Flexion Therapeutics, Inc. *(a)	18,480	468,653
Foundation Medicine, Inc. *	7,076	585,539
Genomic Health, Inc. *	16,068	514,176
Gilead Sciences, Inc.	544,433	42,863,210
Global Blood Therapeutics, Inc. *	16,872	989,543
Halozyme Therapeutics, Inc. *	53,865	1,058,986
Heron Therapeutics, Inc. *	27,132	552,136
Horizon Pharma plc *	69,728	1,016,634
Illumina, Inc. *	61,800	14,091,636
ImmunoGen, Inc. *	70,655	784,977
Immunomedics, Inc. *	52,930	895,046
Impax Laboratories, Inc. *	24,574	501,310
Incyte Corp. *	74,163	6,315,721
Innoviva, Inc. *	50,528	783,689
Insmed, Inc. *	31,020	750,994
Intersect ENT, Inc. *	10,773	396,985
Intra-Cellular Therapies, Inc. *	26,532	513,925
Intrexon Corp. *(a)	21,922	285,424
Ionis Pharmaceuticals, Inc. *	49,499	2,614,537
Iovance Biotherapeutics, Inc. *	39,576	686,644
IQVIA Holdings, Inc. *	60,211	5,920,548
Ironwood Pharmaceuticals, Inc. *	51,469	730,860
Jazz Pharmaceuticals plc *	24,443	3,539,346
Johnson & Johnson	1,128,740	146,600,751
Juno Therapeutics, Inc. *	37,376	3,243,116
Keryx Biopharmaceuticals, Inc. *(a)	90,600	415,854
La Jolla Pharmaceutical Co. *(a)	8,746	271,651
Lannett Co., Inc. *(a)	14,504	232,064
Lexicon Pharmaceuticals, Inc. *	15,630	134,887
Ligand Pharmaceuticals, Inc., Class B *	8,116	1,232,739
Loxo Oncology, Inc. *	11,627	1,293,155
Luminex Corp.	27,532	539,903
MacroGenics, Inc. *	28,169	706,760
Mallinckrodt plc *	12,093	201,711
Merck & Co., Inc.	1,143,793	62,016,456
Mettler-Toledo International, Inc. *	11,029	6,796,290
MiMedx Group, Inc. *(a)	31,126	220,683
Momenta Pharmaceuticals, Inc. *	31,208	532,096
Mylan N.V. *	224,798	9,063,855
MyoKardia, Inc. *	10,152	590,846
Myriad Genetics, Inc. *	27,831	902,281
Nektar Therapeutics *	81,717	7,073,424
NeoGenomics, Inc. *	43,512	365,501
Neurocrine Biosciences, Inc. *	37,942	3,203,443
Omeros Corp. *(a)	20,805	210,131
OPKO Health, Inc. *(a)	75,903	257,311
Otonomy, Inc. *	56	333

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pacira Pharmaceuticals, Inc. *	14,992	469,250
PerkinElmer, Inc.	51,013	3,894,332
Perrigo Co., plc	58,128	4,735,107
Pfizer, Inc.	2,496,901	90,662,475
Phibro Animal Health Corp., Class A	11,584	445,405
Portola Pharmaceuticals, Inc. *	25,432	1,076,282
PRA Health Sciences, Inc. *	18,684	1,569,456
Prestige Brands Holdings, Inc. *	25,565	864,097
Progenics Pharmaceuticals, Inc. *	47,255	315,663
Prothena Corp. plc *	16,204	545,913
PTC Therapeutics, Inc. *	7,580	195,185
Puma Biotechnology, Inc. *	12,176	795,702
Radius Health, Inc. *	14,011	533,679
Regeneron Pharmaceuticals, Inc. *	32,393	10,380,013
REGENXBIO, Inc. *	8,966	255,083
Repligen Corp. *	19,560	670,712
Retrophin, Inc. *	17,104	427,942
Revance Therapeutics, Inc. *	9,507	294,242
Sage Therapeutics, Inc. *	17,443	2,814,602
Sangamo Therapeutics, Inc. *	46,685	1,118,106
Sarepta Therapeutics, Inc. *	25,261	1,585,633
Seattle Genetics, Inc. *	43,847	2,367,738
Spark Therapeutics, Inc. *	15,792	901,723
Spectrum Pharmaceuticals, Inc. *	38,764	833,814
Supernus Pharmaceuticals, Inc. *	19,740	767,886
Syneos Health, Inc. *	29,373	1,230,729
Synergy Pharmaceuticals, Inc. *(a)	138,298	250,319
TESARO, Inc. *	17,221	951,116
TG Therapeutics, Inc. *	42,795	599,130
The Medicines Co. *	34,067	1,043,132
TherapeuticsMD, Inc. *(a)	55,280	276,400
Theravance Biopharma, Inc. *(a)	20,290	534,844
Thermo Fisher Scientific, Inc.	170,697	35,603,980
Ultragenyx Pharmaceutical, Inc. *	11,453	547,568
United Therapeutics Corp. *	18,182	2,106,385
Vanda Pharmaceuticals, Inc. *	28,808	543,031
Vertex Pharmaceuticals, Inc. *	104,131	17,288,870
Waters Corp. *	32,488	6,648,344
WaVe Life Sciences Ltd. *(a)	10,828	551,687
Xencor, Inc. *	27,632	846,368
ZIOPHARM Oncology, Inc. *(a)	83,208	310,366
Zoetis, Inc.	206,215	16,674,545
		918,022,689

Real Estate 3.4%
Acadia Realty Trust	56,508	1,360,713
Agree Realty Corp.	14,612	688,225
Alexander & Baldwin, Inc.	28,096	617,831
Alexander's, Inc.	1,299	474,564
Alexandria Real Estate Equities, Inc.	39,836	4,832,505
American Assets Trust, Inc.	29,467	934,693
American Campus Communities, Inc.	54,980	2,005,670
American Homes 4 Rent, Class A	87,963	1,688,010
American Tower Corp.	177,407	24,718,117
Apartment Investment & Management Co., Class A	69,337	2,680,568
Apple Hospitality REIT, Inc.	65,504	1,112,913
Armada Hoffler Properties, Inc.	20,380	266,570
Ashford Hospitality Prime, Inc.	29,908	257,209
Ashford Hospitality Trust, Inc.	65,068	358,525
AvalonBay Communities, Inc.	57,667	8,997,205
Boston Properties, Inc.	65,207	7,751,156
Brandywine Realty Trust	61,098	956,795
Brixmor Property Group, Inc.	112,207	1,743,697
Camden Property Trust	37,369	2,978,683
CareTrust REIT, Inc.	45,087	597,403
CBL & Associates Properties, Inc.	94,942	439,581
CBRE Group, Inc., Class A *	118,819	5,554,788

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cedar Realty Trust, Inc.	29,791	118,270
Chatham Lodging Trust	20,380	370,712
Chesapeake Lodging Trust	26,014	672,722
Colony NorthStar, Inc., Class A	237,048	1,844,233
Columbia Property Trust, Inc.	73,188	1,524,506
CoreCivic, Inc.	49,067	1,020,103
CoreSite Realty Corp.	13,043	1,224,086
Corporate Office Properties Trust	44,224	1,103,831
Cousins Properties, Inc.	244,734	2,041,082
Crown Castle International Corp.	166,880	18,366,813
CubeSmart	72,876	1,953,806
CyrusOne, Inc.	36,753	1,833,975
DCT Industrial Trust, Inc.	38,414	2,126,215
DDR Corp.	72,836	568,121
DiamondRock Hospitality Co.	75,512	776,263
Digital Realty Trust, Inc.	85,259	8,580,466
Douglas Emmett, Inc.	64,752	2,314,884
Duke Realty Corp.	144,907	3,589,346
Easterly Government Properties, Inc.	36,779	700,272
EastGroup Properties, Inc.	14,376	1,164,887
Education Realty Trust, Inc.	30,440	947,902
Empire State Realty Trust, Inc., Class A	55,311	932,543
EPR Properties	23,368	1,346,698
Equinix, Inc.	32,672	12,810,691
Equity Commonwealth *	47,441	1,395,714
Equity LifeStyle Properties, Inc.	35,940	3,040,883
Equity Residential	155,813	8,761,365
Essex Property Trust, Inc.	27,355	6,122,870
Extra Space Storage, Inc.	55,424	4,713,811
Federal Realty Investment Trust	30,291	3,451,357
First Industrial Realty Trust, Inc.	50,952	1,428,185
Forest City Realty Trust, Inc., Class A	114,872	2,443,327
Four Corners Property Trust, Inc.	50,789	1,115,326
Franklin Street Properties Corp.	59,216	479,057
Front Yard Residential Corp.	41,461	434,926
Gaming & Leisure Properties, Inc.	79,020	2,628,205
Getty Realty Corp.	12,477	294,457
GGP, Inc.	259,384	5,491,159
Gladstone Commercial Corp.	12,228	206,775
Global Net Lease, Inc.	25,515	399,055
Government Properties Income Trust	29,140	399,801
Gramercy Property Trust	57,780	1,250,937
HCP, Inc.	201,352	4,357,257
Healthcare Realty Trust, Inc.	47,780	1,268,559
Healthcare Trust of America, Inc., Class A	72,099	1,791,660
Hersha Hospitality Trust	16,304	273,907
HFF, Inc., Class A	17,970	820,510
Highwoods Properties, Inc.	39,770	1,710,508
Hospitality Properties Trust	58,570	1,490,021
Host Hotels & Resorts, Inc.	292,194	5,423,121
Hudson Pacific Properties, Inc.	65,834	2,078,379
Independence Realty Trust, Inc.	57,520	490,070
InfraREIT, Inc.	16,868	314,420
Investors Real Estate Trust	51,064	237,448
Invitation Homes, Inc.	154,000	3,349,500
Iron Mountain, Inc.	110,391	3,472,901
iStar, Inc. *	25,532	257,873
JBG SMITH Properties	37,543	1,225,779
Jones Lang LaSalle, Inc.	17,970	2,886,162
Kennedy-Wilson Holdings, Inc.	38,044	622,019
Kilroy Realty Corp.	40,204	2,737,892
Kimco Realty Corp.	185,048	2,768,318
Kite Realty Group Trust	65,991	999,104
Lamar Advertising Co., Class A	33,038	2,196,036
LaSalle Hotel Properties	58,321	1,430,614
Lexington Realty Trust	71,894	572,276
Liberty Property Trust	57,752	2,267,344
Life Storage, Inc.	19,495	1,531,527

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
LTC Properties, Inc.	15,148	559,719
Mack-Cali Realty Corp.	33,544	566,558
Medical Properties Trust, Inc.	145,422	1,782,874
Mid-America Apartment Communities, Inc.	45,402	3,896,400
Monmouth Real Estate Investment Corp., Class A	26,056	367,911
National Health Investors, Inc.	16,419	1,065,101
National Retail Properties, Inc.	57,892	2,155,898
National Storage Affiliates Trust	25,157	617,101
New Senior Investment Group, Inc.	35,684	288,327
NorthStar Realty Europe Corp.	22,594	232,266
Omega Healthcare Investors, Inc. (a)	87,130	2,220,072
One Liberty Properties, Inc.	10,880	236,749
Outfront Media, Inc.	52,566	1,078,129
Paramount Group, Inc.	58,146	811,137
Park Hotels & Resorts, Inc.	68,802	1,788,164
Pebblebrook Hotel Trust	29,870	1,015,879
Pennsylvania Real Estate Investment Trust	58,020	605,729
Physicians Realty Trust	86,192	1,238,579
Piedmont Office Realty Trust, Inc., Class A	71,880	1,290,965
PotlatchDeltic Corp.	24,838	1,270,464
Preferred Apartment Communities, Inc., Class A	19,580	272,749
Prologis, Inc.	224,150	13,601,422
PS Business Parks, Inc.	7,466	827,681
Public Storage	62,985	12,246,803
QTS Realty Trust, Inc., Class A	22,517	726,624
Quality Care Properties, Inc. *	45,004	557,600
Ramco-Gershenson Properties Trust	52,464	618,026
Rayonier, Inc.	50,316	1,710,241
RE/MAX Holdings, Inc., Class A	8,552	472,926
Realogy Holdings Corp.	59,728	1,526,050
Realty Income Corp.	113,457	5,579,815
Regency Centers Corp.	70,273	4,083,564
Retail Opportunity Investments Corp.	33,120	568,339
Retail Properties of America, Inc., Class A	93,924	1,123,331
Rexford Industrial Realty, Inc.	32,652	881,604
RLJ Lodging Trust	102,826	2,036,983
Ryman Hospitality Properties, Inc.	18,719	1,290,862
Sabra Health Care REIT, Inc.	80,441	1,357,844
Saul Centers, Inc.	3,949	193,225
SBA Communications Corp. *	50,597	7,957,390
Select Income REIT	25,432	462,099
Senior Housing Properties Trust	101,605	1,538,300
Seritage Growth Properties, Class A (a)	11,056	417,917
Simon Property Group, Inc.	132,954	20,409,769
SL Green Realty Corp.	40,481	3,923,419
Spirit Realty Capital, Inc.	197,790	1,542,762
STAG Industrial, Inc.	28,816	656,140
STORE Capital Corp.	80,010	1,907,438
Summit Hotel Properties, Inc.	72,270	951,796
Sun Communities, Inc.	30,025	2,628,989
Sunstone Hotel Investors, Inc.	101,634	1,466,579
Tanger Factory Outlet Centers, Inc.	36,145	806,756
Taubman Centers, Inc.	25,158	1,470,737
Terreno Realty Corp.	19,740	657,539
The GEO Group, Inc.	68,320	1,455,216
The Howard Hughes Corp. *	16,949	2,172,692
The Macerich Co.	47,858	2,820,751
The St. Joe Co. *	39,534	695,798
Tier REIT, Inc.	38,210	709,942
UDR, Inc.	109,892	3,694,569
Uniti Group, Inc. *	47,792	733,607
Universal Health Realty Income Trust	7,188	397,928
Urban Edge Properties	44,652	963,590
Urstadt Biddle Properties, Inc., Class A	12,180	213,394
Ventas, Inc.	148,936	7,196,588
VEREIT, Inc.	407,626	2,792,238
Vornado Realty Trust	75,514	5,019,416
Washington Prime Group, Inc.	97,519	638,749

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Washington Real Estate Investment Trust	25,158	635,994
Weingarten Realty Investors	50,316	1,365,073
Welltower, Inc.	155,816	8,180,340
Weyerhaeuser Co.	308,983	10,823,674
Whitestone REIT	16,304	201,191
WP Carey, Inc.	43,914	2,631,327
Xenia Hotels & Resorts, Inc.	44,482	874,961
		403,356,642

Retailing 5.8%
Aaron's, Inc.	32,346	1,494,709
Abercrombie & Fitch Co., Class A	21,952	452,870
Advance Auto Parts, Inc.	30,966	3,537,866
Amazon.com, Inc. *	167,553	253,415,535
American Eagle Outfitters, Inc.	76,255	1,469,434
Asbury Automotive Group, Inc. *	6,112	402,475
AutoNation, Inc. *	26,386	1,324,841
AutoZone, Inc. *	11,702	7,778,553
Bed Bath & Beyond, Inc.	45,078	966,472
Best Buy Co., Inc.	108,478	7,858,146
Big Lots, Inc.	18,534	1,041,611
Booking Holdings, Inc. *	20,264	41,217,787
Burlington Stores, Inc. *	30,882	3,787,368
Caleres, Inc.	21,576	604,344
Camping World Holdings, Inc., Class A	17,368	725,982
CarMax, Inc. *	81,194	5,027,532
Chico's FAS, Inc.	79,590	799,084
Conn's, Inc. *	13,028	426,016
Core-Mark Holding Co., Inc.	23,532	481,700
Dick's Sporting Goods, Inc.	36,340	1,163,607
Dillard's, Inc., Class A (a)	10,576	862,473
Dollar General Corp.	105,524	9,981,515
Dollar Tree, Inc. *	102,543	10,525,014
DSW, Inc., Class A	31,160	611,048
Expedia, Inc.	51,691	5,436,342
Express, Inc. *	42,736	308,554
Five Below, Inc. *	25,611	1,712,095
Floor & Decor Holdings, Inc., Class A *	16,704	752,849
Foot Locker, Inc.	54,525	2,503,243
GameStop Corp., Class A (a)	47,110	739,156
Genesco, Inc. *	13,328	523,790
Genuine Parts Co.	61,098	5,611,240
Group 1 Automotive, Inc.	10,782	742,233
Groupon, Inc. *	156,235	668,686
Guess?, Inc.	20,672	326,411
Haverty Furniture Cos., Inc.	17,959	365,466
Hibbett Sports, Inc. *	9,652	248,539
J.C. Penney Co., Inc. *(a)	165,570	716,918
Kohl's Corp.	73,364	4,848,627
L Brands, Inc.	102,656	5,064,020
Liberty Expedia Holdings, Inc., Class A *	21,824	856,810
Liberty Interactive Corp. QVC Group, Class A *	207,677	5,995,635
Liberty TripAdvisor Holdings, Inc., Class A *	46,671	485,378
Liberty Ventures, Series A *	32,736	1,752,031
Lithia Motors, Inc., Class A	11,240	1,167,724
LKQ Corp. *	127,909	5,049,847
Lowe's Cos., Inc.	345,934	30,992,227
Lumber Liquidators Holdings, Inc. *	6,270	145,213
Macy's, Inc.	120,842	3,553,963
MarineMax, Inc. *	10,152	212,177
Monro, Inc.	10,992	559,493
Murphy USA, Inc. *	18,244	1,370,307
National Vision Holdings, Inc. *	5,076	175,427
Netflix, Inc. *	180,789	52,678,299
Nordstrom, Inc.	48,594	2,493,358
Nutrisystem, Inc.	15,112	464,694
O'Reilly Automotive, Inc. *	35,996	8,789,863

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Office Depot, Inc.	237,366	624,273
Ollie's Bargain Outlet Holdings, Inc. *	18,860	1,119,341
Overstock.com, Inc. *	8,852	534,661
Party City Holdco, Inc. *	15,304	221,143
Penske Automotive Group, Inc.	14,730	674,634
PetMed Express, Inc.	11,428	516,431
Pier 1 Imports, Inc.	35,684	110,620
Pool Corp.	15,560	2,147,747
Rent-A-Center, Inc. (a)	41,137	309,350
RH *	15,604	1,324,468
Ross Stores, Inc.	163,401	12,759,984
Sally Beauty Holdings, Inc. *	61,098	1,028,890
Shutterfly, Inc. *	18,900	1,450,197
Signet Jewelers Ltd.	23,576	1,185,401
Sleep Number Corp. *	19,060	656,426
Sonic Automotive, Inc., Class A	9,152	179,379
Tailored Brands, Inc.	17,564	411,173
Target Corp.	235,795	17,781,301
The Buckle, Inc. (a)	5,076	106,850
The Children's Place, Inc.	7,624	1,084,895
The Finish Line, Inc., Class A	20,380	216,436
The Gap, Inc.	93,296	2,946,288
The Home Depot, Inc.	490,272	89,361,877
The Michaels Cos., Inc. *	49,180	1,131,632
The TJX Cos., Inc.	266,601	22,042,571
Tiffany & Co.	42,517	4,295,918
Tractor Supply Co.	52,796	3,428,044
TripAdvisor, Inc. *	37,714	1,511,577
Ulta Salon, Cosmetics & Fragrance, Inc. *	25,158	5,115,879
Urban Outfitters, Inc. *	31,160	1,099,636
Wayfair, Inc., Class A *	20,018	1,549,794
Williams-Sonoma, Inc.	32,740	1,694,622
		681,888,035

Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc. *	19,619	1,301,132
Advanced Micro Devices, Inc. *	355,047	4,299,619
Amkor Technology, Inc. *	54,170	544,409
Analog Devices, Inc.	152,728	13,768,429
Applied Materials, Inc.	456,719	26,302,447
Axcelis Technologies, Inc. *	25,915	633,622
Broadcom Ltd.	168,577	41,547,487
Brooks Automation, Inc.	28,752	767,966
Cabot Microelectronics Corp.	10,782	1,098,686
Cavium, Inc. *	25,909	2,306,937
CEVA, Inc. *	18,288	672,084
Cirrus Logic, Inc. *	28,853	1,278,476
Cohu, Inc.	18,080	362,142
Cree, Inc. *	43,712	1,653,625
Cypress Semiconductor Corp.	126,538	2,210,619
Diodes, Inc. *	14,376	432,718
Entegris, Inc.	53,910	1,789,812
First Solar, Inc. *	33,616	2,112,766
FormFactor, Inc. *	54,723	716,871
Impinj, Inc. *(a)	14,135	180,080
Inphi Corp. *	16,112	447,108
Integrated Device Technology, Inc. *	54,474	1,652,741
Intel Corp.	1,963,313	96,771,698
KLA-Tencor Corp.	67,273	7,622,704
Kulicke & Soffa Industries, Inc. *	32,346	753,662
Lam Research Corp.	69,463	13,327,171
Lattice Semiconductor Corp. *	98,738	593,415
MACOM Technology Solutions Holdings, Inc. *	15,787	336,895
Marvell Technology Group Ltd.	180,956	4,250,656
Maxim Integrated Products, Inc.	115,102	7,014,316
MaxLinear, Inc., Class A *	23,906	543,383
Microchip Technology, Inc.	98,226	8,735,238

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Micron Technology, Inc. *	477,278	23,295,939
Microsemi Corp. *	46,868	3,041,733
MKS Instruments, Inc.	21,564	2,401,151
Monolithic Power Systems, Inc.	16,629	1,946,591
NVIDIA Corp.	252,682	61,149,044
ON Semiconductor Corp. *	172,512	4,126,487
Power Integrations, Inc.	15,504	1,041,869
Qorvo, Inc. *	51,760	4,177,550
QUALCOMM, Inc.	619,060	40,238,900
Rambus, Inc. *	43,128	548,157
Rudolph Technologies, Inc. *	12,138	322,264
Semtech Corp. *	32,359	1,088,880
Silicon Laboratories, Inc. *	17,970	1,680,195
Skyworks Solutions, Inc.	75,474	8,245,535
SolarEdge Technologies, Inc. *	15,529	777,227
SunPower Corp. *(a)	32,403	229,737
Synaptics, Inc. *	14,376	668,053
Teradyne, Inc.	76,147	3,457,074
Texas Instruments, Inc.	417,249	45,208,929
Ultra Clean Holdings, Inc. *	22,070	425,068
Versum Materials, Inc.	43,654	1,616,071
Xilinx, Inc.	105,334	7,505,048
Xperi Corp.	21,564	475,486
		459,695,902

Software & Services 14.4%
2U, Inc. *	19,660	1,627,455
8x8, Inc. *	42,535	776,264
Accenture plc, Class A	259,750	41,822,347
ACI Worldwide, Inc. *	43,698	1,033,458
Activision Blizzard, Inc.	312,368	22,843,472
Acxiom Corp. *	35,940	983,678
Adobe Systems, Inc. *	205,862	43,051,920
Akamai Technologies, Inc. *	71,880	4,849,025
Alarm.com Holdings, Inc. *	11,420	412,662
Alliance Data Systems Corp.	21,104	5,085,220
Alphabet, Inc., Class A *	124,596	137,544,016
Alphabet, Inc., Class C *	126,388	139,624,615
ANGI Homeservices, Inc., Class A *(a)	21,380	316,210
ANSYS, Inc. *	36,087	5,771,755
Aspen Technology, Inc. *	36,093	2,789,267
Autodesk, Inc. *	87,787	10,312,339
Automatic Data Processing, Inc.	185,458	21,387,017
Benefitfocus, Inc. *(a)	17,336	419,531
Black Knight, Inc. *	44,649	2,127,525
Blackbaud, Inc.	18,154	1,861,148
Blackhawk Network Holdings, Inc. *	19,445	870,164
Blackline, Inc. *	8,682	382,008
Blucora, Inc. *	29,724	692,569
Booz Allen Hamilton Holding Corp.	57,589	2,184,351
Bottomline Technologies (DE), Inc. *	17,970	682,501
Box, Inc., Class A *	33,159	797,806
Broadridge Financial Solutions, Inc.	50,337	5,052,828
CA, Inc.	145,367	5,102,382
CACI International, Inc., Class A *	10,782	1,607,057
Cadence Design Systems, Inc. *	119,418	4,629,836
Callidus Software, Inc. *	47,545	1,706,865
Carbonite, Inc. *	9,152	257,629
Cardtronics plc, Class A *	10,186	227,963
Cars.com, Inc. *	29,902	819,016
Cass Information Systems, Inc.	4,208	246,420
CDK Global, Inc.	62,178	4,270,385
Cision Ltd. *(a)	15,304	184,260
Citrix Systems, Inc. *	64,839	5,965,188
Cloudera, Inc. *	35,031	667,341
Cognizant Technology Solutions Corp., Class A	245,364	20,124,755
CommerceHub, Inc., Series A *	4,905	97,217

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CommerceHub, Inc., Series C *	10,822	206,159
CommVault Systems, Inc. *	14,837	772,266
Conduent, Inc. *	77,387	1,462,614
Convergys Corp.	50,316	1,167,834
CoreLogic, Inc. *	39,975	1,818,862
Cornerstone OnDemand, Inc. *	25,510	1,045,910
Coupa Software, Inc. *	15,355	684,833
CSG Systems International, Inc.	14,376	671,072
CSRA, Inc.	61,098	2,476,302
Dell Technologies, Inc., Class V *	81,670	6,067,264
DST Systems, Inc.	28,752	2,391,304
DXC Technology Co.	120,371	12,342,842
eBay, Inc. *	411,298	17,628,232
Ebix, Inc.	14,808	1,243,132
Electronic Arts, Inc. *	129,798	16,056,013
Ellie Mae, Inc. *	12,393	1,098,887
Endurance International Group Holdings, Inc. *	31,608	230,738
Envestnet, Inc. *	22,891	1,261,294
EPAM Systems, Inc. *	18,950	2,143,624
Etsy, Inc. *	44,344	1,122,347
Euronet Worldwide, Inc. *	21,564	1,830,137
EVERTEC, Inc.	34,468	558,382
ExlService Holdings, Inc. *	10,782	614,790
Facebook, Inc., Class A *	998,882	178,120,638
Fair Isaac Corp.	11,238	1,909,786
Fidelity National Information Services, Inc.	136,861	13,300,152
FireEye, Inc. *	63,067	1,046,281
First Data Corp., Class A *	156,164	2,439,282
Fiserv, Inc. *	91,300	13,091,507
Five9, Inc. *	30,772	934,238
FleetCor Technologies, Inc. *	37,631	7,523,566
Fortinet, Inc. *	63,316	3,195,558
Gartner, Inc. *	38,097	4,320,581
Genpact Ltd.	66,413	2,083,376
Global Payments, Inc.	64,839	7,352,094
GoDaddy, Inc., Class A *	40,010	2,392,998
Gogo, Inc. *(a)	41,999	381,351
GrubHub, Inc. *	36,614	3,639,798
GTT Communications, Inc. *	18,440	951,504
Guidewire Software, Inc. *	36,151	2,903,648
Hortonworks, Inc. *	22,848	410,807
HubSpot, Inc. *	13,205	1,466,415
IAC/InterActiveCorp *	32,346	4,816,643
Imperva, Inc. *	11,246	524,626
Instructure, Inc. *	7,076	307,098
International Business Machines Corp.	359,197	55,973,668
Intuit, Inc.	102,375	17,082,292
j2 Global, Inc.	18,091	1,339,096
Jack Henry & Associates, Inc.	35,940	4,215,762
Leidos Holdings, Inc.	57,616	3,647,669
LivePerson, Inc. *	44,940	649,383
LogMeIn, Inc.	23,351	2,698,208
Manhattan Associates, Inc. *	27,040	1,138,384
ManTech International Corp., Class A	18,115	1,021,143
MasterCard, Inc., Class A	390,208	68,582,958
Match Group, Inc. *(a)	29,708	1,189,805
MAXIMUS, Inc.	33,329	2,232,376
Microsoft Corp.	3,233,745	303,228,269
MicroStrategy, Inc., Class A *	3,594	459,960
MINDBODY, Inc., Class A *	23,270	829,575
Monotype Imaging Holdings, Inc.	24,755	596,595
MuleSoft, Inc., Class A *	20,580	635,510
New Relic, Inc. *	22,919	1,645,126
NIC, Inc.	31,456	424,656
Nuance Communications, Inc. *	112,537	1,807,344
Nutanix, Inc., Class A *	24,170	880,996
Oracle Corp.	1,281,464	64,931,781
Pandora Media, Inc. *	50,602	223,155

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Paychex, Inc.	129,384	8,426,780
Paycom Software, Inc. *	17,988	1,779,373
Paylocity Holding Corp. *	11,684	546,461
PayPal Holdings, Inc. *	470,273	37,344,379
Pegasystems, Inc.	14,620	847,960
Progress Software Corp.	22,042	1,033,109
Proofpoint, Inc. *	20,858	2,235,352
PROS Holdings, Inc. *	11,228	351,998
PTC, Inc. *	46,949	3,462,958
Q2 Holdings, Inc. *	14,512	661,022
Qualys, Inc. *	11,870	878,973
Quotient Technology, Inc. *	43,936	577,758
RealPage, Inc. *	26,158	1,366,755
Red Hat, Inc. *	75,474	11,124,868
RingCentral, Inc., Class A *	29,835	1,869,163
Sabre Corp.	91,494	2,101,617
salesforce.com, Inc. *	285,484	33,187,515
Science Applications International Corp.	14,886	1,077,598
ServiceNow, Inc. *	70,390	11,333,494
Shutterstock, Inc. *	7,652	384,513
Snap, Inc., Class A *	113,397	1,964,036
Splunk, Inc. *	57,474	5,356,577
SPS Commerce, Inc. *	9,274	556,625
Square, Inc., Class A *	110,243	5,076,690
SS&C Technologies Holdings, Inc.	79,616	3,942,584
Stamps.com, Inc. *	5,216	996,517
Sykes Enterprises, Inc. *	14,888	432,645
Symantec Corp.	260,564	6,850,228
Synopsys, Inc. *	69,702	5,901,668
Syntel, Inc. *	16,804	451,187
Tableau Software, Inc., Class A *	23,106	1,887,067
Take-Two Interactive Software, Inc. *	44,234	4,948,458
Teradata Corp. *	52,042	1,916,186
The Trade Desk, Inc., Class A *(a)	10,190	573,289
The Ultimate Software Group, Inc. *	14,391	3,431,678
The Western Union Co.	209,842	4,159,068
TiVo Corp.	57,666	864,990
Total System Services, Inc.	71,005	6,244,890
Travelport Worldwide Ltd.	48,763	694,873
TrueCar, Inc. *	19,480	216,033
TTEC Holdings, Inc.	14,446	515,000
Twilio, Inc., Class A *	34,161	1,166,940
Twitter, Inc. *	266,366	8,486,421
Tyler Technologies, Inc. *	14,376	2,919,909
Unisys Corp. *(a)	34,783	389,570
Varonis Systems, Inc. *	16,180	908,507
Verint Systems, Inc. *	22,723	883,925
VeriSign, Inc. *	38,106	4,421,058
Virtusa Corp. *	18,380	877,094
Visa, Inc., Class A	761,579	93,628,522
VMware, Inc., Class A *	26,620	3,507,185
Web.com Group, Inc. *	22,130	398,340
WEX, Inc. *	14,523	2,171,915
Workday, Inc., Class A *	52,246	6,618,001
Worldpay, Inc., Class A *	124,231	10,097,496
XO Group, Inc. *	25,684	494,931
Yelp, Inc. *	29,016	1,263,937
Zendesk, Inc. *	54,238	2,341,997
Zillow Group, Inc., Class A *	18,075	859,285
Zillow Group, Inc., Class C *	46,869	2,234,245
Zynga, Inc., Class A *	324,280	1,122,009
		1,687,011,183

Technology Hardware & Equipment 5.9%
3D Systems Corp. *(a)	55,980	531,810
Acacia Communications, Inc. *(a)	11,961	462,891
ADTRAN, Inc.	26,996	422,487

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Amphenol Corp., Class A	129,384	11,824,404
Anixter International, Inc. *	10,829	818,131
Apple, Inc.	2,152,784	383,453,886
Arista Networks, Inc. *	18,705	5,045,487
ARRIS International plc *	87,195	2,223,472
Arrow Electronics, Inc. *	40,175	3,277,476
Avnet, Inc.	50,942	2,175,223
AVX Corp.	25,216	436,237
Badger Meter, Inc.	8,160	388,416
Belden, Inc.	21,564	1,568,350
Benchmark Electronics, Inc. *	11,964	358,920
CalAmp Corp. *	17,001	397,823
CDW Corp.	69,836	5,093,139
Ciena Corp. *	59,046	1,368,096
Cisco Systems, Inc.	2,069,527	92,673,419
Cognex Corp.	71,880	3,860,675
Coherent, Inc. *	10,782	2,255,163
CommScope Holding Co., Inc. *	80,521	3,116,968
Control4 Corp. *	13,128	315,597
Corning, Inc.	375,244	10,912,095
Cray, Inc. *	27,392	597,146
CTS Corp.	22,468	577,428
Diebold Nixdorf, Inc. (a)	27,940	438,658
Dolby Laboratories, Inc., Class A	18,412	1,188,495
EchoStar Corp., Class A *	24,116	1,399,210
Electronics For Imaging, Inc. *	17,970	492,198
ePlus, Inc. *	7,362	563,561
Extreme Networks, Inc. *	43,523	496,597
F5 Networks, Inc. *	25,888	3,844,886
Fabrinet *	14,388	433,798
FARO Technologies, Inc. *	8,052	477,886
Finisar Corp. *	45,629	821,322
Fitbit, Inc., Class A *	86,816	414,980
FLIR Systems, Inc.	61,098	2,999,912
Hewlett Packard Enterprise Co.	679,278	12,627,778
HP, Inc.	697,461	16,313,613
II-VI, Inc. *	29,628	1,140,678
Infinera Corp. *	37,910	377,204
Insight Enterprises, Inc. *	17,970	627,692
InterDigital, Inc.	11,752	843,794
IPG Photonics Corp. *	15,546	3,818,719
Itron, Inc. *	16,211	1,134,770
Jabil, Inc.	79,068	2,141,952
Juniper Networks, Inc.	156,349	4,011,915
KEMET Corp. *	25,615	460,558
Keysight Technologies, Inc. *	68,286	3,210,125
Knowles Corp. *	44,324	640,039
Littelfuse, Inc.	8,931	1,853,182
Lumentum Holdings, Inc. *	29,099	1,775,039
Methode Electronics, Inc.	14,988	591,277
Motorola Solutions, Inc.	69,299	7,356,089
MTS Systems Corp.	5,419	265,260
National Instruments Corp.	39,534	1,998,839
NCR Corp. *	50,571	1,668,843
NetApp, Inc.	115,856	7,015,081
NETGEAR, Inc. *	14,376	801,462
NetScout Systems, Inc. *	41,334	1,097,418
Novanta, Inc. *	11,837	661,096
Oclaro, Inc. *	55,265	396,250
OSI Systems, Inc. *	7,235	456,818
Palo Alto Networks, Inc. *	36,805	6,380,883
PC Connection, Inc.	4,231	105,056
Plantronics, Inc.	12,008	648,912
Plexus Corp. *	13,028	785,849
Pure Storage, Inc., Class A *	45,504	986,072
Rogers Corp. *	5,902	810,463
Sanmina Corp. *	28,752	792,118
ScanSource, Inc. *	7,764	254,271

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Seagate Technology plc	119,275	6,369,285
Super Micro Computer, Inc. *	14,420	261,002
SYNNEX Corp.	12,264	1,516,444
TE Connectivity Ltd.	151,148	15,581,847
Tech Data Corp. *	17,970	1,857,020
Trimble, Inc. *	100,632	3,816,972
TTM Technologies, Inc. *	41,901	677,120
Ubiquiti Networks, Inc. *(a)	11,386	724,150
Universal Display Corp.	20,627	2,677,385
VeriFone Systems, Inc. *	62,803	1,042,530
ViaSat, Inc. *	23,445	1,636,226
Viavi Solutions, Inc. *	112,481	1,082,067
Vishay Intertechnology, Inc.	55,170	1,015,128
Western Digital Corp.	120,376	10,477,527
Xerox Corp.	97,816	2,965,781
Zebra Technologies Corp., Class A *	21,564	2,978,851
		686,454,692

Telecommunication Services 1.7%
AT&T, Inc.	2,576,001	93,508,836
ATN International, Inc.	7,076	423,852
Boingo Wireless, Inc. *	25,515	675,382
CenturyLink, Inc.	390,166	6,894,233
Cincinnati Bell, Inc. *	11,167	180,347
Cogent Communications Holdings, Inc.	16,312	698,969
Consolidated Communications Holdings, Inc.	27,888	322,385
Frontier Communications Corp. (a)	20,953	147,300
GCI Liberty, Inc. *	15,219	585,171
Globalstar, Inc. *(a)	103,136	98,041
Iridium Communications, Inc. *	33,738	394,735
ORBCOMM, Inc. *	41,236	428,854
Shenandoah Telecommunications Co.	29,440	965,632
Sprint Corp. *	318,712	1,654,115
T-Mobile US, Inc. *	122,245	7,409,270
Telephone & Data Systems, Inc.	46,722	1,310,085
United States Cellular Corp. *	7,076	273,063
Verizon Communications, Inc.	1,718,244	82,028,991
Vonage Holdings Corp. *	64,928	659,019
Windstream Holdings, Inc.	76,596	121,022
Zayo Group Holdings, Inc. *	79,424	2,847,350
		201,626,652

Transportation 2.0%
Air Transport Services Group, Inc. *	31,541	834,890
Alaska Air Group, Inc.	51,600	3,328,200
Allegiant Travel Co.	4,336	721,077
AMERCO	1,667	573,448
American Airlines Group, Inc.	182,032	9,875,236
ArcBest Corp.	8,917	295,153
Atlas Air Worldwide Holdings, Inc. *	10,896	663,022
Avis Budget Group, Inc. *	30,392	1,373,110
C.H. Robinson Worldwide, Inc.	58,264	5,439,527
CSX Corp.	380,521	20,441,588
Delta Air Lines, Inc.	281,950	15,197,105
Echo Global Logistics, Inc. *	10,326	273,123
Expeditors International of Washington, Inc.	72,906	4,735,974
FedEx Corp.	104,224	25,681,836
Forward Air Corp.	14,376	776,304
Genesee & Wyoming, Inc., Class A *	25,771	1,791,858
Hawaiian Holdings, Inc.	22,428	807,408
Heartland Express, Inc.	18,475	360,632
Hertz Global Holdings, Inc. *	36,402	662,152
Hub Group, Inc., Class A *	14,504	633,100
J.B. Hunt Transport Services, Inc.	36,678	4,348,910
JetBlue Airways Corp. *	134,385	2,828,804
Kansas City Southern	43,152	4,446,382

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kirby Corp. *	21,564	1,617,300
Knight-Swift Transportation Holdings, Inc.	62,810	3,024,929
Landstar System, Inc.	15,800	1,719,040
Macquarie Infrastructure Corp.	31,308	1,267,974
Marten Transport Ltd.	10,086	218,362
Matson, Inc.	19,907	567,349
Norfolk Southern Corp.	119,674	16,644,260
Old Dominion Freight Line, Inc.	31,075	4,316,939
Ryder System, Inc.	21,564	1,560,587
Saia, Inc. *	8,328	605,029
Schneider National, Inc., Class B	10,086	260,824
SkyWest, Inc.	14,872	814,986
Southwest Airlines Co.	227,072	13,133,844
Spirit Airlines, Inc. *	28,977	1,154,444
Union Pacific Corp.	331,513	43,179,568
United Continental Holdings, Inc. *	107,925	7,316,236
United Parcel Service, Inc., Class B	288,985	30,172,924
Werner Enterprises, Inc.	18,375	684,469
XPO Logistics, Inc. *	38,257	3,765,636
		238,113,539

Utilities 2.7%
AES Corp.	292,052	3,174,605
ALLETE, Inc.	26,194	1,785,121
Alliant Energy Corp.	98,955	3,824,611
Ameren Corp.	103,008	5,593,334
American Electric Power Co., Inc.	202,824	13,301,198
American States Water Co.	14,376	763,653
American Water Works Co., Inc.	73,963	5,869,704
Aqua America, Inc.	98,304	3,361,014
Atmos Energy Corp.	43,186	3,476,041
Avangrid, Inc.	34,609	1,679,229
Avista Corp.	28,752	1,375,208
Black Hills Corp.	29,386	1,492,515
California Water Service Group	18,478	701,240
Calpine Corp. *	154,548	2,352,221
CenterPoint Energy, Inc.	165,883	4,487,135
Chesapeake Utilities Corp.	7,442	496,009
CMS Energy Corp.	119,347	5,066,280
Connecticut Water Service, Inc.	7,442	384,230
Consolidated Edison, Inc.	123,764	9,268,686
Dominion Energy, Inc.	269,323	19,948,755
DTE Energy Co.	73,722	7,429,703
Duke Energy Corp.	293,049	22,078,312
Dynegy, Inc. *	66,806	817,037
Edison International	134,646	8,158,201
El Paso Electric Co.	17,970	873,342
Entergy Corp.	71,880	5,449,942
Eversource Energy	130,621	7,445,397
Exelon Corp.	389,144	14,413,894
FirstEnergy Corp.	181,236	5,859,360
Great Plains Energy, Inc.	91,718	2,673,580
Hawaiian Electric Industries, Inc.	50,320	1,658,547
IDACORP, Inc.	21,564	1,747,762
MDU Resources Group, Inc.	76,901	2,021,727
MGE Energy, Inc.	13,617	714,893
Middlesex Water Co.	7,460	264,382
National Fuel Gas Co.	32,432	1,603,114
New Jersey Resources Corp.	35,940	1,369,314
NextEra Energy, Inc.	194,806	29,639,733
NiSource, Inc.	131,277	3,036,437
Northwest Natural Gas Co.	14,376	749,708
NorthWestern Corp.	19,562	999,227
NRG Energy, Inc.	131,828	3,409,072
NRG Yield, Inc., Class A	14,924	229,531
NRG Yield, Inc., Class C	28,838	451,315
OGE Energy Corp.	79,916	2,504,567

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
ONE Gas, Inc.	26,290	1,671,781
Ormat Technologies, Inc.	14,791	925,621
Otter Tail Corp.	25,898	1,030,740
Pattern Energy Group, Inc., Class A	34,057	632,438
PG&E Corp.	210,360	8,643,692
Pinnacle West Capital Corp.	43,128	3,319,131
PNM Resources, Inc.	32,346	1,138,579
Portland General Electric Co.	39,813	1,581,770
PPL Corp.	284,993	8,165,049
Public Service Enterprise Group, Inc.	212,400	10,286,532
SCANA Corp.	62,595	2,483,144
Sempra Energy	107,035	11,664,674
SJW Group	15,241	806,859
South Jersey Industries, Inc.	28,752	753,590
Southwest Gas Holdings, Inc.	17,970	1,183,864
Spire, Inc.	18,410	1,248,198
TerraForm Power, Inc., Class A	34,584	398,062
The Southern Co.	414,973	17,868,737
UGI Corp.	64,692	2,787,578
Unitil Corp.	11,242	472,614
Vectren Corp.	32,346	1,948,847
Vistra Energy Corp. *	116,044	2,199,034
WEC Energy Group, Inc.	134,706	8,071,584
Westar Energy, Inc.	64,057	3,121,498
WGL Holdings, Inc.	21,564	1,795,419
Xcel Energy, Inc.	209,646	9,073,479
		317,271,400
Total Common Stock
(Cost $8,724,796,758)		11,692,598,141

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(d)	42,134	3,497

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(d)	35,613	39,530
Total Rights
(Cost $39,530)		43,027

Other Investment Companies 0.3% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30% (c)	4,127,175	4,127,175

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.29% (c)	30,833,799	30,833,799
Total Other Investment Companies
(Cost $34,960,974)		34,960,974

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/16/18	180	24,429,600	140,308
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $29,282,532.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the fund's Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2018 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.
Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.9%
Adient plc	1,290	80,057
Aptiv plc	3,502	319,838
Autoliv, Inc.	1,137	163,091
BorgWarner, Inc.	2,580	126,626
Dana, Inc.	1,747	46,418
Delphi Technologies plc	1,082	51,666
Ford Motor Co.	52,565	557,715
General Motors Co.	17,210	677,213
Gentex Corp.	3,612	82,029
Harley-Davidson, Inc.	2,322	105,372
Lear Corp.	874	163,062
Tesla, Inc. *	1,706	585,260
The Goodyear Tire & Rubber Co.	3,354	97,065
Thor Industries, Inc.	619	79,851
Visteon Corp. *	364	45,078
		3,180,341

Banks 6.8%
Associated Banc-Corp.	2,064	50,981
Bank of America Corp.	127,252	4,084,789
Bank of Hawaii Corp.	516	42,317
Bank of the Ozarks, Inc.	1,688	84,214
BankUnited, Inc.	1,467	59,003
BB&T Corp.	10,360	563,066
BOK Financial Corp.	258	24,368
Chemical Financial Corp.	1,032	56,956
CIT Group, Inc.	1,806	95,808
Citigroup, Inc.	34,663	2,616,710
Citizens Financial Group, Inc.	6,450	280,511
Comerica, Inc.	2,322	225,745
Commerce Bancshares, Inc.	1,320	76,256
Cullen/Frost Bankers, Inc.	719	74,769
East West Bancorp, Inc.	1,806	118,383
Essent Group Ltd. *	1,033	46,578
F.N.B. Corp.	4,128	57,875
Fifth Third Bancorp	9,686	320,122
First Citizens BancShares, Inc., Class A	86	35,011
First Hawaiian, Inc.	623	17,313
First Horizon National Corp.	4,323	82,353
First Republic Bank	2,089	193,859
Hancock Holding Co.	1,032	53,354
Home BancShares, Inc.	2,064	47,451
Huntington Bancshares, Inc.	14,190	222,783
IBERIABANK Corp.	774	62,539
Investors Bancorp, Inc.	3,354	45,279
JPMorgan Chase & Co.	45,503	5,255,596
KeyCorp	14,190	299,835
LendingTree, Inc. *	99	34,502
M&T Bank Corp.	2,018	383,097
MB Financial, Inc.	1,032	42,322
MGIC Investment Corp. *	4,902	67,599
New York Community Bancorp, Inc.	6,450	87,849
PacWest Bancorp	1,809	94,321
People's United Financial, Inc.	4,386	83,948

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pinnacle Financial Partners, Inc.	897	57,901
Popular, Inc.	1,290	54,193
Prosperity Bancshares, Inc.	843	63,225
Radian Group, Inc.	2,838	58,236
Regions Financial Corp.	15,480	300,467
Signature Bank *	671	98,093
Sterling Bancorp	2,772	64,449
SunTrust Banks, Inc.	6,233	435,313
SVB Financial Group *	664	165,323
Synovus Financial Corp.	1,548	76,316
TCF Financial Corp.	2,322	51,781
Texas Capital Bancshares, Inc. *	603	54,391
TFS Financial Corp.	774	11,347
The PNC Financial Services Group, Inc.	6,329	997,830
U.S. Bancorp	20,898	1,136,015
UMB Financial Corp.	516	37,668
Umpqua Holdings Corp.	2,838	60,478
United Bankshares, Inc.	1,290	45,795
Valley National Bancorp	3,198	39,879
Webster Financial Corp.	1,290	70,408
Wells Fargo & Co.	58,126	3,395,140
Western Alliance Bancorp *	1,290	75,413
Wintrust Financial Corp.	774	65,411
Zions Bancorp	2,580	141,823
		23,544,357

Capital Goods 7.7%
3M Co.	7,797	1,836,271
A.O. Smith Corp.	1,890	121,319
Acuity Brands, Inc.	526	74,997
AECOM *	2,064	73,293
AGCO Corp.	774	51,548
Air Lease Corp.	1,290	56,334
Allegion plc	1,290	108,502
Allison Transmission Holdings, Inc.	1,806	71,572
AMETEK, Inc.	3,096	234,491
Arconic, Inc.	5,549	135,340
Barnes Group, Inc.	583	35,161
Beacon Roofing Supply, Inc. *	829	43,862
BWX Technologies, Inc.	1,290	81,218
Carlisle Cos., Inc.	841	86,547
Caterpillar, Inc.	7,782	1,203,331
Colfax Corp. *	1,290	41,009
Crane Co.	600	55,386
Cummins, Inc.	2,064	347,103
Curtiss-Wright Corp.	564	76,129
Deere & Co.	4,210	677,263
Donaldson Co., Inc.	1,806	85,713
Dover Corp.	2,064	206,606
Dycom Industries, Inc. *	362	39,545
Eaton Corp. plc	5,978	482,425
EMCOR Group, Inc.	774	59,064
Emerson Electric Co.	8,679	616,730
Fastenal Co.	3,870	211,766
Flowserve Corp.	1,806	76,484
Fluor Corp.	1,826	103,899
Fortive Corp.	3,942	302,746
Fortune Brands Home & Security, Inc.	2,064	125,202
Gardner Denver Holdings, Inc. *	851	27,241
General Dynamics Corp.	3,649	811,720
General Electric Co.	111,987	1,580,137
Graco, Inc.	2,322	102,981
Harris Corp.	1,594	248,903
HD Supply Holdings, Inc. *	2,322	84,173
HEICO Corp., Class A	653	47,343
Hexcel Corp.	1,290	86,791
Honeywell International, Inc.	9,936	1,501,429

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hubbell, Inc.	669	87,672
Huntington Ingalls Industries, Inc.	607	159,040
IDEX Corp.	1,032	141,178
Illinois Tool Works, Inc.	4,075	657,868
Ingersoll-Rand plc	3,354	297,835
ITT, Inc.	1,032	51,786
Jacobs Engineering Group, Inc.	1,548	94,521
JELD-WEN Holding, Inc. *	783	24,398
Johnson Controls International plc	12,162	448,413
Kennametal, Inc.	1,157	47,668
KLX, Inc. *	609	41,217
L3 Technologies, Inc.	1,032	214,192
Lennox International, Inc.	516	105,589
Lincoln Electric Holdings, Inc.	774	67,756
Lockheed Martin Corp.	3,226	1,136,971
Masco Corp.	4,128	169,743
MasTec, Inc. *	955	48,657
MSC Industrial Direct Co., Inc., Class A	574	50,214
Navistar International Corp. *	803	29,968
Nordson Corp.	655	87,816
Northrop Grumman Corp.	2,292	802,292
Orbital ATK, Inc.	774	102,214
Oshkosh Corp.	1,032	81,456
Owens Corning	1,445	117,478
PACCAR, Inc.	4,644	332,464
Parker-Hannifin Corp.	1,830	326,600
Pentair plc	2,142	147,134
Quanta Services, Inc. *	2,064	71,084
Raytheon Co.	3,851	837,631
Rockwell Automation, Inc.	1,649	298,139
Rockwell Collins, Inc.	2,199	302,846
Roper Technologies, Inc.	1,374	377,974
Sensata Technologies Holding N.V. *	2,322	122,741
Snap-on, Inc.	774	123,236
Spirit AeroSystems Holdings, Inc., Class A	1,548	141,317
Stanley Black & Decker, Inc.	1,995	317,584
Teledyne Technologies, Inc. *	470	87,396
Terex Corp.	1,032	42,849
Textron, Inc.	3,469	207,620
The Boeing Co.	7,312	2,648,480
The Middleby Corp. *	774	93,073
The Timken Co.	774	33,901
The Toro Co.	1,370	87,091
TransDigm Group, Inc.	617	177,887
Trinity Industries, Inc.	2,064	67,369
United Rentals, Inc. *	1,117	195,576
United Technologies Corp.	9,681	1,304,418
Univar, Inc. *	1,592	45,866
USG Corp. *	1,290	43,112
Valmont Industries, Inc.	289	42,512
W.W. Grainger, Inc.	651	170,269
WABCO Holdings, Inc. *	635	87,611
Wabtec Corp.	1,101	89,555
Watsco, Inc.	417	68,959
Woodward, Inc.	774	54,822
Xylem, Inc.	2,322	173,175
		26,397,807

Commercial & Professional Services 0.8%
Cintas Corp.	1,086	185,337
Copart, Inc. *	2,580	120,770
CoStar Group, Inc. *	497	170,039
Deluxe Corp.	588	41,748
Equifax, Inc.	1,548	174,924
Healthcare Services Group, Inc.	879	39,933
IHS Markit Ltd. *	4,759	223,911
KAR Auction Services, Inc.	1,806	97,668

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
ManpowerGroup, Inc.	854	101,165
Nielsen Holdings plc	4,541	148,173
Republic Services, Inc.	3,096	207,989
Robert Half International, Inc.	1,548	88,344
Rollins, Inc.	1,290	64,848
Stericycle, Inc. *	1,186	74,327
The Brink's Co.	607	44,614
The Dun & Bradstreet Corp.	516	64,521
TransUnion *	2,064	117,792
Verisk Analytics, Inc. *	2,064	210,920
Waste Management, Inc.	5,446	470,099
		2,647,122

Consumer Durables & Apparel 1.2%
Brunswick Corp.	1,083	61,948
Carter's, Inc.	572	66,741
Columbia Sportswear Co.	362	27,360
D.R. Horton, Inc.	4,386	183,773
Garmin Ltd.	1,548	91,703
Hanesbrands, Inc.	4,644	90,094
Hasbro, Inc.	1,548	147,942
Leggett & Platt, Inc.	1,806	78,489
Lennar Corp., Class A	3,551	200,916
Lululemon Athletica, Inc. *	1,290	104,619
Mattel, Inc.	4,851	77,131
Michael Kors Holdings Ltd. *	2,064	129,887
Mohawk Industries, Inc. *	834	200,060
Newell Brands, Inc.	5,743	147,538
NIKE, Inc., Class B	17,286	1,158,681
NVR, Inc. *	46	130,786
Polaris Industries, Inc.	774	88,228
PulteGroup, Inc.	3,612	101,389
PVH Corp.	1,032	148,897
Ralph Lauren Corp.	774	81,920
Skechers U.S.A., Inc., Class A *	1,806	73,901
Tapestry, Inc.	3,612	183,887
Toll Brothers, Inc.	2,064	90,465
VF Corp.	4,267	318,190
Whirlpool Corp.	917	148,948
		4,133,493

Consumer Services 2.1%
Aramark	3,096	129,134
Boyd Gaming Corp.	1,034	36,583
Bright Horizons Family Solutions, Inc. *	708	67,664
Caesars Entertainment Corp. *	1,808	22,962
Carnival Corp.	5,418	362,518
Chipotle Mexican Grill, Inc. *	336	106,986
Choice Hotels International, Inc.	418	33,085
Churchill Downs, Inc.	133	34,341
Cracker Barrel Old Country Store, Inc.	331	51,669
Darden Restaurants, Inc.	1,609	148,334
Domino's Pizza, Inc.	591	131,444
Dunkin' Brands Group, Inc.	1,290	77,258
Extended Stay America, Inc.	2,580	51,677
Grand Canyon Education, Inc. *	580	56,927
H&R Block, Inc.	2,838	71,887
Hilton Grand Vacations, Inc. *	803	34,657
Hilton Worldwide Holdings, Inc.	2,647	213,851
ILG, Inc.	1,321	40,106
Las Vegas Sands Corp.	4,908	357,351
Marriott International, Inc., Class A	4,142	584,892
Marriott Vacations Worldwide Corp.	290	40,745
McDonald's Corp.	10,430	1,645,228
MGM Resorts International	6,708	229,615
Norwegian Cruise Line Holdings Ltd. *	2,322	132,122

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Royal Caribbean Cruises Ltd.	2,274	287,888
Scientific Games Corp., Class A *	638	28,359
Service Corp. International	2,322	86,912
ServiceMaster Global Holdings, Inc. *	1,806	92,756
Six Flags Entertainment Corp.	1,032	66,141
Starbucks Corp.	18,673	1,066,228
Texas Roadhouse, Inc.	774	42,771
The Wendy's Co.	2,322	37,036
Vail Resorts, Inc.	550	113,229
Weight Watchers International, Inc. *	427	28,874
Wyndham Worldwide Corp.	1,290	149,356
Wynn Resorts Ltd.	1,032	172,860
Yum! Brands, Inc.	4,424	360,025
		7,193,471

Diversified Financials 5.6%
Affiliated Managers Group, Inc.	703	133,120
AGNC Investment Corp.	5,340	95,800
Ally Financial, Inc.	5,934	165,559
American Express Co.	9,406	917,179
Ameriprise Financial, Inc.	1,895	296,454
Annaly Capital Management, Inc.	15,802	158,494
Berkshire Hathaway, Inc., Class B *	25,128	5,206,522
BGC Partners, Inc., Class A	2,902	38,364
BlackRock, Inc.	1,625	892,824
Capital One Financial Corp.	6,509	637,426
Cboe Global Markets, Inc.	1,481	165,887
CME Group, Inc.	4,502	748,052
Credit Acceptance Corp. *	150	47,204
Discover Financial Services	4,718	371,920
E*TRADE Financial Corp. *	3,612	188,655
Eaton Vance Corp.	1,548	81,936
Evercore, Inc., Class A	547	50,898
FactSet Research Systems, Inc.	516	104,841
Franklin Resources, Inc.	4,386	169,607
Interactive Brokers Group, Inc., Class A	968	67,179
Intercontinental Exchange, Inc.	7,740	565,639
Invesco Ltd.	5,418	176,302
Janus Henderson Group plc	2,205	77,925
Lazard Ltd., Class A	1,806	97,470
Legg Mason, Inc.	1,032	41,187
Leucadia National Corp.	4,128	99,031
LPL Financial Holdings, Inc.	1,290	82,908
MarketAxess Holdings, Inc.	516	104,438
Moody's Corp.	2,171	362,296
Morgan Stanley	18,364	1,028,751
Morningstar, Inc.	258	24,110
MSCI, Inc.	1,290	182,561
Nasdaq, Inc.	1,548	125,001
Navient Corp.	3,034	39,321
New Residential Investment Corp.	4,593	74,085
Northern Trust Corp.	2,838	300,459
OneMain Holdings, Inc. *	1,120	34,339
Raymond James Financial, Inc.	1,634	151,488
S&P Global, Inc.	3,354	643,297
Santander Consumer USA Holdings, Inc.	1,548	25,310
SEI Investments Co.	1,806	131,531
SLM Corp. *	5,676	61,925
Starwood Property Trust, Inc.	3,354	67,918
State Street Corp.	4,902	520,347
Stifel Financial Corp.	871	55,631
Synchrony Financial	9,804	356,768
T. Rowe Price Group, Inc.	3,150	352,485
TD Ameritrade Holding Corp.	3,525	202,687
The Bank of New York Mellon Corp.	13,465	767,909
The Charles Schwab Corp. (a)	15,403	816,667

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Goldman Sachs Group, Inc.	4,555	1,197,646
Voya Financial, Inc.	2,322	118,468
		19,423,821

Energy 5.3%
Anadarko Petroleum Corp.	7,224	412,057
Andeavor	1,868	167,410
Antero Resources Corp. *	2,838	53,383
Apache Corp.	4,902	167,403
Baker Hughes a GE Co.	5,676	149,846
Cabot Oil & Gas Corp.	5,934	143,365
Centennial Resource Development, Inc., Class A *	2,162	41,251
Cheniere Energy, Inc. *	2,580	135,502
Chesapeake Energy Corp. *	11,868	33,468
Chevron Corp.	24,892	2,785,913
Cimarex Energy Co.	1,290	123,956
Concho Resources, Inc. *	1,935	291,798
ConocoPhillips	15,781	857,066
Continental Resources, Inc. *	1,212	57,582
Core Laboratories N.V.	570	58,687
Devon Energy Corp.	6,966	213,647
Diamondback Energy, Inc. *	1,290	160,786
Energen Corp. *	1,290	70,576
EOG Resources, Inc.	7,575	768,257
EQT Corp.	3,282	165,117
Exxon Mobil Corp.	55,575	4,209,251
Halliburton Co.	11,504	534,016
Helmerich & Payne, Inc.	1,344	86,755
Hess Corp.	3,612	164,057
HollyFrontier Corp.	2,322	99,451
Kinder Morgan, Inc.	25,210	408,402
Marathon Oil Corp.	11,094	161,085
Marathon Petroleum Corp.	6,380	408,703
Murphy Oil Corp.	2,064	52,322
National Oilwell Varco, Inc.	4,902	172,011
Newfield Exploration Co. *	2,580	60,191
Noble Energy, Inc.	6,450	192,404
Occidental Petroleum Corp.	10,062	660,067
ONEOK, Inc.	5,524	311,167
Parsley Energy, Inc., Class A *	3,096	78,267
Patterson-UTI Energy, Inc.	2,838	51,283
PBF Energy, Inc., Class A	1,365	40,008
PDC Energy, Inc. *	807	42,392
Peabody Energy Corp.	1,316	53,574
Phillips 66	5,676	512,940
Pioneer Natural Resources Co.	2,215	377,059
Range Resources Corp.	2,720	36,149
RPC, Inc.	774	15,201
RSP Permian, Inc. *	1,548	59,304
Schlumberger Ltd.	18,200	1,194,648
Targa Resources Corp.	2,838	126,717
TechnipFMC plc	5,676	163,582
The Williams Cos., Inc.	10,836	300,807
Transocean Ltd. *	6,033	54,961
Valero Energy Corp.	5,761	520,910
Weatherford International plc *	12,900	33,927
WPX Energy, Inc. *	5,160	72,911
		18,111,592

Food & Staples Retailing 1.5%
Casey's General Stores, Inc.	516	57,952
Costco Wholesale Corp.	5,733	1,094,430
CVS Health Corp.	13,259	898,032
Sysco Corp.	6,246	372,574
The Kroger Co.	11,610	314,863
US Foods Holding Corp. *	1,806	60,302

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Walgreens Boots Alliance, Inc.	11,420	786,724
Walmart, Inc.	19,175	1,725,942
		5,310,819

Food, Beverage & Tobacco 4.0%
Altria Group, Inc.	24,959	1,571,169
Archer-Daniels-Midland Co.	7,408	307,580
Blue Buffalo Pet Products, Inc. *	1,290	51,677
Brown-Forman Corp., Class B	2,523	176,080
Bunge Ltd.	1,806	136,227
Campbell Soup Co.	2,580	111,069
ConAgra Brands, Inc.	5,418	195,752
Constellation Brands, Inc., Class A	2,272	489,571
Dr. Pepper Snapple Group, Inc.	2,412	280,395
Flowers Foods, Inc.	2,322	48,158
General Mills, Inc.	7,482	378,215
Hormel Foods Corp.	3,612	117,246
Ingredion, Inc.	909	118,752
Kellogg Co.	3,354	222,035
Lamb Weston Holdings, Inc.	1,906	103,096
McCormick & Co., Inc. Non-Voting Shares	1,548	165,295
Molson Coors Brewing Co., Class B	2,378	181,322
Mondelez International, Inc., Class A	19,535	857,586
Monster Beverage Corp. *	5,367	340,107
National Beverage Corp.	118	11,557
PepsiCo, Inc.	18,631	2,044,380
Philip Morris International, Inc.	20,312	2,103,308
Pilgrim's Pride Corp. *	774	19,505
Pinnacle Foods, Inc.	1,548	83,530
Post Holdings, Inc. *	842	63,807
Seaboard Corp.	2	8,104
Snyder's-Lance, Inc.	1,177	58,709
The Coca-Cola Co.	50,234	2,171,113
The Hain Celestial Group, Inc. *	1,290	44,866
The Hershey Co.	1,869	183,648
The J.M. Smucker Co.	1,548	195,512
The Kraft Heinz Co.	7,787	522,118
Tyson Foods, Inc., Class A	3,870	287,851
		13,649,340

Health Care Equipment & Services 5.5%
Abbott Laboratories	22,962	1,385,297
ABIOMED, Inc. *	543	145,622
Aetna, Inc.	4,247	751,974
Align Technology, Inc. *	928	243,619
AmerisourceBergen Corp.	2,093	199,170
Anthem, Inc.	3,361	791,112
athenahealth, Inc. *	516	72,106
Baxter International, Inc.	6,835	463,345
Becton Dickinson & Co.	3,452	766,413
Boston Scientific Corp. *	18,119	493,924
Cantel Medical Corp.	516	60,016
Cardinal Health, Inc.	4,073	281,892
Centene Corp. *	2,208	223,935
Cerner Corp. *	4,128	264,852
Chemed Corp.	222	57,638
Cigna Corp.	3,264	639,385
Danaher Corp.	8,054	787,520
DaVita, Inc. *	1,926	138,711
DENTSPLY SIRONA, Inc.	3,096	173,562
DexCom, Inc. *	1,117	62,708
Edwards Lifesciences Corp. *	2,838	379,355
Encompass Health Corp.	1,290	68,705
Envision Healthcare Corp. *	1,738	66,913
Express Scripts Holding Co. *	7,482	564,517
HCA Healthcare, Inc.	3,695	366,729

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Henry Schein, Inc. *	2,070	137,013
Hill-Rom Holdings, Inc.	837	70,023
Hologic, Inc. *	3,612	140,254
Humana, Inc.	1,893	514,555
ICU Medical, Inc. *	154	35,613
IDEXX Laboratories, Inc. *	1,148	214,940
Insulet Corp. *	823	61,799
Integra LifeSciences Holdings Corp. *	794	41,868
Intuitive Surgical, Inc. *	1,498	638,822
Laboratory Corp. of America Holdings *	1,324	228,655
LivaNova plc *	541	48,549
Masimo Corp. *	578	50,592
McKesson Corp.	2,706	403,816
Medidata Solutions, Inc. *	687	45,108
MEDNAX, Inc. *	1,290	70,924
Medtronic plc	17,717	1,415,411
Molina Healthcare, Inc. *	592	42,802
Patterson Cos., Inc.	1,032	32,591
Quest Diagnostics, Inc.	1,806	186,108
ResMed, Inc.	1,883	179,393
STERIS plc	1,091	99,608
Stryker Corp.	4,303	697,774
Teleflex, Inc.	585	146,151
The Cooper Cos., Inc.	632	145,689
UnitedHealth Group, Inc.	12,691	2,870,197
Universal Health Services, Inc., Class B	1,138	129,960
Varian Medical Systems, Inc. *	1,184	141,299
Veeva Systems, Inc., Class A *	1,548	107,896
WellCare Health Plans, Inc. *	582	112,856
West Pharmaceutical Services, Inc.	1,032	90,011
Zimmer Biomet Holdings, Inc.	2,634	306,203
		18,855,500

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	3,354	164,983
Colgate-Palmolive Co.	11,610	800,742
Coty, Inc., Class A	6,192	119,629
Energizer Holdings, Inc.	876	47,724
Herbalife Ltd. *	774	71,285
HRG Group, Inc. *	2,064	32,591
Kimberly-Clark Corp.	4,644	515,113
Nu Skin Enterprises, Inc., Class A	597	42,029
Spectrum Brands Holdings, Inc.	332	32,772
The Clorox Co.	1,645	212,337
The Estee Lauder Cos., Inc., Class A	2,992	414,212
The Procter & Gamble Co.	33,350	2,618,642
		5,072,059

Insurance 2.7%
Aflac, Inc.	5,336	474,264
Alleghany Corp. *	209	126,685
American Financial Group, Inc.	869	98,023
American International Group, Inc.	11,748	673,630
Aon plc	3,254	456,601
Arch Capital Group Ltd. *	1,636	144,361
Arthur J. Gallagher & Co.	2,322	160,473
Assurant, Inc.	774	66,154
Assured Guaranty Ltd.	1,548	53,530
Athene Holding Ltd., Class A *	1,147	54,150
Axis Capital Holdings Ltd.	784	38,683
Brighthouse Financial, Inc. *	1,290	70,008
Brown & Brown, Inc.	1,548	81,487
Chubb Ltd.	6,187	878,059
Cincinnati Financial Corp.	1,880	140,229
CNA Financial Corp.	416	21,241
CNO Financial Group, Inc.	2,322	52,338

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Erie Indemnity Co., Class A	258	29,843
Everest Re Group Ltd.	533	128,048
First American Financial Corp.	1,548	89,830
FNF Group	3,612	144,227
Lincoln National Corp.	2,838	216,170
Loews Corp.	3,612	178,180
Markel Corp. *	186	206,832
Marsh & McLennan Cos., Inc.	6,791	563,789
MetLife, Inc.	13,285	613,634
Old Republic International Corp.	3,096	62,013
Primerica, Inc.	567	55,283
Principal Financial Group, Inc.	3,612	225,136
Prudential Financial, Inc.	5,531	588,056
Reinsurance Group of America, Inc.	825	126,877
RenaissanceRe Holdings Ltd.	516	66,192
The Allstate Corp.	4,695	433,161
The Hanover Insurance Group, Inc.	516	55,682
The Hartford Financial Services Group, Inc.	4,784	252,834
The Progressive Corp.	7,748	446,130
The Travelers Cos., Inc.	3,612	502,068
Torchmark Corp.	1,377	117,555
Unum Group	2,944	150,026
Validus Holdings Ltd.	1,032	69,804
W.R. Berkley Corp.	1,290	88,210
Willis Towers Watson plc	1,735	273,957
XL Group Ltd.	3,268	138,269
		9,411,722

Materials 3.2%
Air Products & Chemicals, Inc.	2,878	462,754
Albemarle Corp.	1,466	147,230
Alcoa Corp. *	2,322	104,420
AptarGroup, Inc.	774	69,211
Ashland Global Holdings, Inc.	774	54,815
Avery Dennison Corp.	1,119	132,210
Axalta Coating Systems Ltd. *	2,838	87,410
Ball Corp.	4,644	185,528
Bemis Co., Inc.	1,290	56,876
Berry Global Group, Inc. *	1,806	98,246
Cabot Corp.	774	46,579
Celanese Corp., Series A	1,806	182,153
CF Industries Holdings, Inc.	3,096	127,679
Crown Holdings, Inc. *	1,806	90,011
DowDuPont, Inc.	30,382	2,135,855
Eagle Materials, Inc.	464	46,507
Eastman Chemical Co.	1,863	188,312
Ecolab, Inc.	3,503	456,966
FMC Corp.	1,806	141,735
Freeport-McMoRan, Inc. *	17,544	326,318
Graphic Packaging Holding Co.	4,128	63,200
Huntsman Corp.	2,838	91,582
International Flavors & Fragrances, Inc.	1,032	145,770
International Paper Co.	5,418	322,859
Louisiana-Pacific Corp.	1,747	49,790
LyondellBasell Industries N.V., Class A	4,359	471,731
Martin Marietta Materials, Inc.	812	165,591
Monsanto Co.	5,715	705,060
NewMarket Corp.	92	38,448
Newmont Mining Corp.	6,966	266,101
Nucor Corp.	4,128	269,971
Olin Corp.	2,251	73,158
Owens-Illinois, Inc. *	2,271	48,963
Packaging Corp. of America	1,290	153,768
PPG Industries, Inc.	3,354	377,124
Praxair, Inc.	3,812	570,847
Reliance Steel & Aluminum Co.	1,032	93,055
Royal Gold, Inc.	871	70,351

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
RPM International, Inc.	1,806	89,885
Sealed Air Corp.	2,617	110,882
Sonoco Products Co.	1,290	61,881
Steel Dynamics, Inc.	3,096	143,190
The Chemours Co.	2,405	114,262
The Mosaic Co.	4,644	122,230
The Scotts Miracle-Gro Co., Class A	516	46,357
The Sherwin-Williams Co.	1,076	432,100
United States Steel Corp.	2,322	101,030
Valvoline, Inc.	2,580	59,108
Vulcan Materials Co.	1,765	207,793
W.R. Grace & Co.	849	56,187
Westlake Chemical Corp.	516	55,862
WestRock Co.	3,354	220,559
		10,939,510

Media 2.7%
Altice USA, Inc., Class A *	787	14,323
Cable One, Inc.	65	44,262
CBS Corp., Class B Non-Voting Shares	4,735	250,813
Charter Communications, Inc., Class A *	2,580	882,179
Cinemark Holdings, Inc.	1,362	57,967
Comcast Corp., Class A	61,163	2,214,712
Discovery Communications, Inc., Class A *	2,064	50,197
Discovery Communications, Inc., Class C *	2,580	59,288
DISH Network Corp., Class A *	3,096	129,072
Liberty Broadband Corp., Class C *	2,064	181,384
Liberty Global plc, Class A *	2,889	89,964
Liberty Global plc, Class C *	8,094	243,063
Liberty Media Corp. - Liberty Formula One, Class C *	2,709	89,207
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,290	54,116
Liberty Media Corp. - Liberty SiriusXM, Class C *	2,064	86,193
Lions Gate Entertainment Corp., Class B *	1,548	41,548
Live Nation Entertainment, Inc. *	1,806	80,909
News Corp., Class A	4,902	79,069
Nexstar Media Group, Inc., Class A	552	39,440
Omnicom Group, Inc.	3,096	236,008
Scripps Networks Interactive, Inc., Class A	1,290	115,919
Sirius XM Holdings, Inc.	19,350	121,518
The Interpublic Group of Cos., Inc.	5,160	120,744
The Madison Square Garden Co., Class A *	182	44,444
The Walt Disney Co.	19,759	2,038,339
Time Warner, Inc.	10,161	944,567
Tribune Media Co., Class A	853	35,545
Twenty-First Century Fox, Inc., Class A	13,957	513,897
Twenty-First Century Fox, Inc., Class B	5,676	206,720
Viacom, Inc., Class B	4,644	154,831
		9,220,238

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	20,905	2,421,426
Agilent Technologies, Inc.	4,206	288,490
Akorn, Inc. *	1,139	19,295
Alexion Pharmaceuticals, Inc. *	2,934	344,598
Alkermes plc *	2,064	117,813
Allergan plc	4,194	646,799
Alnylam Pharmaceuticals, Inc. *	1,072	128,812
Amgen, Inc.	9,478	1,741,772
Bio-Rad Laboratories, Inc., Class A *	258	69,670
Bio-Techne Corp.	516	72,932
Biogen, Inc. *	2,739	791,544
BioMarin Pharmaceutical, Inc. *	2,322	188,477
Bioverativ, Inc. *	1,421	148,750
Bluebird Bio, Inc. *	634	127,434
Bristol-Myers Squibb Co.	21,531	1,425,352
Bruker Corp.	1,290	39,539

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Catalent, Inc. *	1,680	70,140
Celgene Corp. *	10,127	882,264
Charles River Laboratories International, Inc. *	579	61,727
Eli Lilly & Co.	12,939	996,562
Exact Sciences Corp. *	1,654	73,785
Exelixis, Inc. *	3,896	100,517
FibroGen, Inc. *	1,091	60,114
Gilead Sciences, Inc.	17,117	1,347,621
Illumina, Inc. *	1,913	436,202
Incyte Corp. *	2,329	198,338
Ionis Pharmaceuticals, Inc. *	1,659	87,628
IQVIA Holdings, Inc. *	1,910	187,810
Jazz Pharmaceuticals plc *	774	112,075
Johnson & Johnson	35,205	4,572,425
Juno Therapeutics, Inc. *	1,183	102,649
Merck & Co., Inc.	35,878	1,945,305
Mettler-Toledo International, Inc. *	350	215,677
Mylan N.V. *	7,023	283,167
Nektar Therapeutics *	2,088	180,737
Neurocrine Biosciences, Inc. *	1,192	100,641
PerkinElmer, Inc.	1,461	111,533
Perrigo Co., plc	1,712	139,460
Pfizer, Inc.	78,123	2,836,646
PRA Health Sciences, Inc. *	647	54,348
Regeneron Pharmaceuticals, Inc. *	1,010	323,644
Sage Therapeutics, Inc. *	517	83,423
Sarepta Therapeutics, Inc. *	872	54,735
Seattle Genetics, Inc. *	1,422	76,788
Syneos Health, Inc. *	679	28,450
Thermo Fisher Scientific, Inc.	5,293	1,104,014
United Therapeutics Corp. *	555	64,297
Vertex Pharmaceuticals, Inc. *	3,354	556,865
Waters Corp. *	1,083	221,625
Zoetis, Inc.	6,450	521,547
		26,765,462

Real Estate 3.2%
Alexandria Real Estate Equities, Inc.	1,345	163,162
American Campus Communities, Inc.	1,806	65,883
American Homes 4 Rent, Class A	3,096	59,412
American Tower Corp.	5,580	777,461
Apartment Investment & Management Co., Class A	2,064	79,794
Apple Hospitality REIT, Inc.	2,838	48,218
AvalonBay Communities, Inc.	1,806	281,772
Boston Properties, Inc.	2,064	245,348
Brixmor Property Group, Inc.	3,870	60,140
Camden Property Trust	1,290	102,826
CBRE Group, Inc., Class A *	4,081	190,787
Colony NorthStar, Inc., Class A	7,224	56,203
CoreSite Realty Corp.	391	36,695
Cousins Properties, Inc.	5,476	45,670
Crown Castle International Corp.	5,418	596,305
CubeSmart	2,322	62,253
CyrusOne, Inc.	1,290	64,371
DCT Industrial Trust, Inc.	1,290	71,402
Digital Realty Trust, Inc.	2,691	270,822
Douglas Emmett, Inc.	2,064	73,788
Duke Realty Corp.	4,644	115,032
EPR Properties	774	44,606
Equinix, Inc.	1,032	404,647
Equity Commonwealth *	1,548	45,542
Equity LifeStyle Properties, Inc.	1,117	94,509
Equity Residential	4,902	275,640
Essex Property Trust, Inc.	844	188,913
Extra Space Storage, Inc.	1,627	138,376
Federal Realty Investment Trust	879	100,153
First Industrial Realty Trust, Inc.	1,548	43,390

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Forest City Realty Trust, Inc., Class A	3,612	76,827
Gaming & Leisure Properties, Inc.	2,580	85,811
GGP, Inc.	8,256	174,780
Gramercy Property Trust	2,064	44,686
HCP, Inc.	6,192	133,995
Healthcare Realty Trust, Inc.	1,548	41,099
Healthcare Trust of America, Inc., Class A	2,580	64,113
Highwoods Properties, Inc.	1,290	55,483
Hospitality Properties Trust	2,064	52,508
Host Hotels & Resorts, Inc.	9,546	177,174
Hudson Pacific Properties, Inc.	2,064	65,161
Invitation Homes, Inc.	3,481	75,712
Iron Mountain, Inc.	3,842	120,869
JBG SMITH Properties	1,290	42,119
Jones Lang LaSalle, Inc.	574	92,190
Kilroy Realty Corp.	1,290	87,849
Kimco Realty Corp.	5,676	84,913
Lamar Advertising Co., Class A	1,032	68,597
Liberty Property Trust	1,806	70,904
Life Storage, Inc.	586	46,036
Medical Properties Trust, Inc.	4,644	56,935
Mid-America Apartment Communities, Inc.	1,548	132,849
National Retail Properties, Inc.	2,064	76,863
Omega Healthcare Investors, Inc.	2,580	65,738
Paramount Group, Inc.	2,580	35,991
Park Hotels & Resorts, Inc.	2,150	55,879
Prologis, Inc.	6,966	422,697
Public Storage	1,840	357,770
Rayonier, Inc.	1,806	61,386
Realogy Holdings Corp.	1,806	46,143
Realty Income Corp.	3,665	180,245
Regency Centers Corp.	1,920	111,571
RLJ Lodging Trust	2,514	49,802
Ryman Hospitality Properties, Inc.	774	53,375
SBA Communications Corp. *	1,548	243,454
Senior Housing Properties Trust	3,096	46,873
Simon Property Group, Inc.	4,034	619,259
SL Green Realty Corp.	1,290	125,027
Spirit Realty Capital, Inc.	5,934	46,285
STORE Capital Corp.	2,064	49,206
Sun Communities, Inc.	1,032	90,362
Sunstone Hotel Investors, Inc.	2,838	40,952
Taubman Centers, Inc.	774	45,248
The Howard Hughes Corp. *	516	66,146
The Macerich Co.	1,355	79,864
UDR, Inc.	3,612	121,436
Ventas, Inc.	4,644	224,398
VEREIT, Inc.	12,642	86,598
Vornado Realty Trust	2,322	154,343
Weingarten Realty Investors	1,548	41,997
Welltower, Inc.	4,902	257,355
Weyerhaeuser Co.	9,881	346,131
WP Carey, Inc.	1,423	85,266
		10,941,390

Retailing 5.9%
Advance Auto Parts, Inc.	920	105,110
Amazon.com, Inc. *	5,227	7,905,576
AutoNation, Inc. *	914	45,892
AutoZone, Inc. *	370	245,946
Best Buy Co., Inc.	3,368	243,978
Booking Holdings, Inc. *	640	1,301,786
Burlington Stores, Inc. *	877	107,555
CarMax, Inc. *	2,343	145,079
Dollar General Corp.	3,374	319,147
Dollar Tree, Inc. *	3,096	317,773
Expedia, Inc.	1,677	176,370

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Five Below, Inc. *	815	54,483
Floor & Decor Holdings, Inc., Class A *	377	16,991
Foot Locker, Inc.	1,615	74,145
Genuine Parts Co.	1,991	182,853
Kohl's Corp.	2,322	153,461
L Brands, Inc.	2,707	133,536
Liberty Interactive Corp. QVC Group, Class A *	6,509	187,915
Liberty Ventures, Series A *	1,212	64,866
LKQ Corp. *	4,128	162,973
Lowe's Cos., Inc.	11,001	985,580
Macy's, Inc.	4,156	122,228
Netflix, Inc. *	5,676	1,653,873
Nordstrom, Inc.	1,548	79,428
O'Reilly Automotive, Inc. *	1,123	274,225
Penske Automotive Group, Inc.	516	23,633
Pool Corp.	516	71,224
Ross Stores, Inc.	5,160	402,944
Target Corp.	7,083	534,129
The Gap, Inc.	2,852	90,066
The Home Depot, Inc.	15,298	2,788,366
The Michaels Cos., Inc. *	1,548	35,619
The TJX Cos., Inc.	8,509	703,524
Tiffany & Co.	1,290	130,342
Tractor Supply Co.	1,576	102,330
TripAdvisor, Inc. *	1,516	60,761
Ulta Salon, Cosmetics & Fragrance, Inc. *	774	157,393
Urban Outfitters, Inc. *	957	33,773
Wayfair, Inc., Class A *	525	40,646
Williams-Sonoma, Inc.	1,032	53,416
		20,288,935

Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc. *	11,269	136,468
Analog Devices, Inc.	4,902	441,915
Applied Materials, Inc.	14,034	808,218
Broadcom Ltd.	5,219	1,286,275
Cavium, Inc. *	880	78,355
Cypress Semiconductor Corp.	4,934	86,197
Entegris, Inc.	2,092	69,454
First Solar, Inc. *	1,032	64,861
Integrated Device Technology, Inc. *	1,806	54,794
Intel Corp.	61,320	3,022,463
KLA-Tencor Corp.	2,159	244,636
Lam Research Corp.	2,040	391,395
Marvell Technology Group Ltd.	5,676	133,329
Maxim Integrated Products, Inc.	3,657	222,858
Microchip Technology, Inc.	3,096	275,327
Micron Technology, Inc. *	14,542	709,795
Microsemi Corp. *	1,548	100,465
MKS Instruments, Inc.	774	86,185
Monolithic Power Systems, Inc.	516	60,403
NVIDIA Corp.	7,907	1,913,494
ON Semiconductor Corp. *	5,872	140,458
Qorvo, Inc. *	1,732	139,790
QUALCOMM, Inc.	19,266	1,252,290
Silicon Laboratories, Inc. *	648	60,588
Skyworks Solutions, Inc.	2,452	267,881
Teradyne, Inc.	2,580	117,132
Texas Instruments, Inc.	13,081	1,417,326
Versum Materials, Inc.	1,445	53,494
Xilinx, Inc.	3,354	238,973
		13,874,819

Software & Services 14.9%
2U, Inc. *	628	51,986
Accenture plc, Class A	8,082	1,301,283

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Activision Blizzard, Inc.	10,165	743,366
Adobe Systems, Inc. *	6,481	1,355,372
Akamai Technologies, Inc. *	2,169	146,321
Alliance Data Systems Corp.	624	150,359
Alphabet, Inc., Class A *	3,905	4,310,808
Alphabet, Inc., Class C *	3,948	4,361,474
Amdocs Ltd.	1,887	124,146
ANSYS, Inc. *	1,081	172,895
Aspen Technology, Inc. *	1,032	79,753
Autodesk, Inc. *	2,921	343,130
Automatic Data Processing, Inc.	5,946	685,693
Black Knight, Inc. *	1,564	74,525
Blackbaud, Inc.	577	59,154
Booz Allen Hamilton Holding Corp.	2,064	78,288
Broadridge Financial Solutions, Inc.	1,548	155,388
CA, Inc.	4,128	144,893
Cadence Design Systems, Inc. *	3,808	147,636
CDK Global, Inc.	1,806	124,036
Citrix Systems, Inc. *	1,866	171,672
Cognizant Technology Solutions Corp., Class A	7,679	629,832
CoreLogic, Inc. *	963	43,817
CSRA, Inc.	2,064	83,654
Dell Technologies, Inc., Class V *	2,715	201,697
DST Systems, Inc.	774	64,374
DXC Technology Co.	3,771	386,678
eBay, Inc. *	12,900	552,894
Electronic Arts, Inc. *	4,091	506,057
EPAM Systems, Inc. *	609	68,890
Euronet Worldwide, Inc. *	678	57,542
Facebook, Inc., Class A *	31,272	5,576,423
Fair Isaac Corp.	516	87,689
Fidelity National Information Services, Inc.	4,386	426,231
First Data Corp., Class A *	5,676	88,659
Fiserv, Inc. *	2,728	391,168
FleetCor Technologies, Inc. *	1,211	242,115
Fortinet, Inc. *	1,931	97,458
Gartner, Inc. *	1,195	135,525
Genpact Ltd.	2,064	64,748
Global Payments, Inc.	2,064	234,037
GoDaddy, Inc., Class A *	1,572	94,021
GrubHub, Inc. *	1,186	117,900
Guidewire Software, Inc. *	1,032	82,890
IAC/InterActiveCorp *	1,032	153,675
International Business Machines Corp.	11,153	1,737,972
Intuit, Inc.	3,187	531,783
j2 Global, Inc.	598	44,264
Jack Henry & Associates, Inc.	1,032	121,054
Leidos Holdings, Inc.	1,806	114,338
LogMeIn, Inc.	690	79,730
Manhattan Associates, Inc. *	933	39,279
MasterCard, Inc., Class A	12,265	2,155,696
MAXIMUS, Inc.	875	58,608
Microsoft Corp.	101,151	9,484,929
Nuance Communications, Inc. *	3,354	53,865
Nutanix, Inc., Class A *	692	25,223
Oracle Corp.	39,496	2,001,262
Paychex, Inc.	4,344	282,925
Paycom Software, Inc. *	575	56,879
PayPal Holdings, Inc. *	14,825	1,177,253
Pegasystems, Inc.	411	23,838
Proofpoint, Inc. *	577	61,837
PTC, Inc. *	1,548	114,180
RealPage, Inc. *	683	35,687
Red Hat, Inc. *	2,322	342,263
Sabre Corp.	2,838	65,189
salesforce.com, Inc. *	8,946	1,039,973
ServiceNow, Inc. *	2,322	373,865
Snap, Inc., Class A *	2,913	50,453

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Splunk, Inc. *	1,806	168,319
Square, Inc., Class A *	3,548	163,385
SS&C Technologies Holdings, Inc.	2,322	114,985
Symantec Corp.	8,365	219,916
Synopsys, Inc. *	1,932	163,582
Tableau Software, Inc., Class A *	779	63,621
Take-Two Interactive Software, Inc. *	1,548	173,175
Teradata Corp. *	1,548	56,997
The Ultimate Software Group, Inc. *	363	86,561
The Western Union Co.	5,934	117,612
Total System Services, Inc.	2,149	189,005
Twitter, Inc. *	8,618	274,569
Tyler Technologies, Inc. *	491	99,727
VeriSign, Inc. *	1,087	126,114
Visa, Inc., Class A	23,770	2,922,284
VMware, Inc., Class A *	875	115,281
WEX, Inc. *	516	77,168
Workday, Inc., Class A *	1,806	228,766
Worldpay, Inc., Class A *	3,898	316,829
Yelp, Inc. *	1,032	44,954
Zendesk, Inc. *	1,430	61,747
Zillow Group, Inc., Class C *	1,290	61,494
		51,088,588

Technology Hardware & Equipment 5.9%
Amphenol Corp., Class A	4,152	379,451
Apple, Inc.	67,288	11,985,339
Arista Networks, Inc. *	591	159,416
ARRIS International plc *	2,322	59,211
Arrow Electronics, Inc. *	1,092	89,085
Avnet, Inc.	1,719	73,401
CDW Corp.	2,064	150,528
Cisco Systems, Inc.	64,768	2,900,311
Cognex Corp.	2,334	125,359
Coherent, Inc. *	320	66,931
CommScope Holding Co., Inc. *	2,580	99,872
Corning, Inc.	11,440	332,675
Dolby Laboratories, Inc., Class A	693	44,733
F5 Networks, Inc. *	814	120,895
FLIR Systems, Inc.	1,806	88,675
Hewlett Packard Enterprise Co.	20,778	386,263
HP, Inc.	22,188	518,977
IPG Photonics Corp. *	516	126,750
Jabil, Inc.	2,322	62,903
Juniper Networks, Inc.	4,902	125,785
Keysight Technologies, Inc. *	2,480	116,585
Littelfuse, Inc.	318	65,985
Motorola Solutions, Inc.	2,121	225,144
National Instruments Corp.	1,290	65,223
NCR Corp. *	1,548	51,084
NetApp, Inc.	3,612	218,707
Palo Alto Networks, Inc. *	1,201	208,217
Seagate Technology plc	3,870	206,658
SYNNEX Corp.	267	33,015
TE Connectivity Ltd.	4,644	478,750
Tech Data Corp. *	393	40,613
Trimble, Inc. *	3,252	123,348
Ubiquiti Networks, Inc. *	208	13,229
Universal Display Corp.	524	68,015
ViaSat, Inc. *	774	54,018
Western Digital Corp.	3,959	344,591
Xerox Corp.	2,838	86,048
Zebra Technologies Corp., Class A *	668	92,278
		20,388,068

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Telecommunication Services 1.8%
AT&T, Inc.	80,500	2,922,150
CenturyLink, Inc.	12,699	224,391
Sprint Corp. *	9,104	47,250
T-Mobile US, Inc. *	3,870	234,561
Verizon Communications, Inc.	53,446	2,551,512
Zayo Group Holdings, Inc. *	2,397	85,932
		6,065,796

Transportation 2.1%
Alaska Air Group, Inc.	1,646	106,167
AMERCO	79	27,176
American Airlines Group, Inc.	5,676	307,923
C.H. Robinson Worldwide, Inc.	1,806	168,608
CSX Corp.	11,697	628,363
Delta Air Lines, Inc.	8,520	459,228
Expeditors International of Washington, Inc.	2,322	150,837
FedEx Corp.	3,258	802,804
Genesee & Wyoming, Inc., Class A *	774	53,816
J.B. Hunt Transport Services, Inc.	1,095	129,834
JetBlue Airways Corp. *	4,386	92,325
Kansas City Southern	1,337	137,765
Kirby Corp. *	774	58,050
Knight-Swift Transportation Holdings, Inc.	1,607	77,393
Landstar System, Inc.	516	56,141
Macquarie Infrastructure Corp.	1,083	43,862
Norfolk Southern Corp.	3,737	519,742
Old Dominion Freight Line, Inc.	897	124,611
Ryder System, Inc.	774	56,014
Southwest Airlines Co.	7,224	417,836
Union Pacific Corp.	10,331	1,345,613
United Continental Holdings, Inc. *	3,354	227,368
United Parcel Service, Inc., Class B	9,030	942,822
XPO Logistics, Inc. *	1,290	126,975
		7,061,273

Utilities 2.7%
AES Corp.	8,514	92,547
ALLETE, Inc.	673	45,865
Alliant Energy Corp.	3,096	119,660
Ameren Corp.	3,176	172,457
American Electric Power Co., Inc.	6,661	436,828
American Water Works Co., Inc.	2,322	184,274
Aqua America, Inc.	2,322	79,389
Atmos Energy Corp.	1,473	118,562
Avangrid, Inc.	774	37,554
Calpine Corp. *	4,644	70,682
CenterPoint Energy, Inc.	5,676	153,536
CMS Energy Corp.	3,762	159,697
Consolidated Edison, Inc.	4,128	309,146
Dominion Energy, Inc.	8,514	630,632
DTE Energy Co.	2,440	245,903
Duke Energy Corp.	8,890	669,773
Edison International	4,293	260,113
Entergy Corp.	2,422	183,636
Eversource Energy	4,128	235,296
Exelon Corp.	12,642	468,260
FirstEnergy Corp.	5,964	192,816
Great Plains Energy, Inc.	2,838	82,728
Hawaiian Electric Industries, Inc.	1,548	51,022
IDACORP, Inc.	607	49,197
MDU Resources Group, Inc.	2,580	67,828
National Fuel Gas Co.	1,132	55,955
NextEra Energy, Inc.	6,112	929,941
NiSource, Inc.	4,445	102,813

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab 1000 Index ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
NRG Energy, Inc.	3,870	100,078
OGE Energy Corp.	2,580	80,857
ONE Gas, Inc.	774	49,219
PG&E Corp.	6,889	283,069
Pinnacle West Capital Corp.	1,548	119,134
Portland General Electric Co.	1,290	51,252
PPL Corp.	9,030	258,709
Public Service Enterprise Group, Inc.	6,708	324,868
SCANA Corp.	1,806	71,644
Sempra Energy	3,105	338,383
Southwest Gas Holdings, Inc.	604	39,792
The Southern Co.	12,568	541,178
UGI Corp.	2,322	100,055
Vectren Corp.	1,132	68,203
Vistra Energy Corp. *	3,488	66,098
WEC Energy Group, Inc.	4,128	247,350
Westar Energy, Inc.	1,806	88,006
WGL Holdings, Inc.	634	52,787
Xcel Energy, Inc.	6,708	290,322
		9,377,114
Total Common Stock
(Cost $335,058,050)		342,942,637

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
iShares Russell 1000 ETF	550	82,968

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30% (b)	159,810	159,810
Total Other Investment Companies
(Cost $242,782)		242,778

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/16/18	4	542,880	(1,303)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.
Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Adient plc	42,699	2,649,900
Aptiv plc	128,201	11,708,597
Autoliv, Inc. (a)	42,129	6,042,984
BorgWarner, Inc.	89,427	4,389,077
Ford Motor Co.	1,890,932	20,062,789
General Motors Co.	606,858	23,879,862
Harley-Davidson, Inc.	82,822	3,758,462
Lear Corp.	34,111	6,364,089
Tesla, Inc. *	63,745	21,868,360
The Goodyear Tire & Rubber Co.	123,543	3,575,335
		104,299,455

Banks 6.5%
Bank of America Corp.	4,628,070	148,561,047
BB&T Corp.	371,426	20,187,003
BOK Financial Corp.	14,014	1,323,622
CIT Group, Inc.	57,786	3,065,547
Citigroup, Inc.	1,264,783	95,478,469
Citizens Financial Group, Inc.	228,728	9,947,381
Comerica, Inc.	82,027	7,974,665
Cullen/Frost Bankers, Inc.	31,169	3,241,264
East West Bancorp, Inc.	67,852	4,447,699
Fifth Third Bancorp	340,167	11,242,519
First Republic Bank	75,230	6,981,344
Huntington Bancshares, Inc.	529,862	8,318,833
JPMorgan Chase & Co.	1,655,336	191,191,308
KeyCorp	510,450	10,785,809
M&T Bank Corp.	72,077	13,683,098
New York Community Bancorp, Inc.	231,337	3,150,810
People's United Financial, Inc.	171,646	3,285,304
Regions Financial Corp.	540,835	10,497,607
Signature Bank *	27,875	4,075,046
SunTrust Banks, Inc.	235,764	16,465,758
SVB Financial Group *	25,726	6,405,260
TFS Financial Corp.	30,376	445,312
The PNC Financial Services Group, Inc.	227,519	35,870,646
U.S. Bancorp	748,372	40,681,502
Wells Fargo & Co.	2,117,535	123,685,219
Zions Bancorp	100,410	5,519,538
		786,511,610

Capital Goods 7.6%
3M Co.	284,629	67,032,976
A.O. Smith Corp.	67,752	4,349,001
Acuity Brands, Inc.	20,320	2,897,226
AGCO Corp.	29,978	1,996,535
Allegion plc	42,104	3,541,367
Allison Transmission Holdings, Inc.	60,662	2,404,035
AMETEK, Inc.	108,796	8,240,209
Arconic, Inc.	201,311	4,909,975
Carlisle Cos., Inc.	30,854	3,175,185
Caterpillar, Inc.	282,894	43,743,899
Colfax Corp. *	54,026	1,717,487

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cummins, Inc.	75,501	12,697,003
Deere & Co.	152,293	24,499,375
Donaldson Co., Inc.	59,820	2,839,057
Dover Corp.	77,488	7,756,549
Eaton Corp. plc	208,829	16,852,500
Emerson Electric Co.	310,752	22,082,037
Fastenal Co.	134,321	7,350,045
Flowserve Corp.	60,306	2,553,959
Fluor Corp.	61,981	3,526,719
Fortive Corp.	147,763	11,348,198
Fortune Brands Home & Security, Inc.	74,923	4,544,829
General Dynamics Corp.	132,222	29,412,784
General Electric Co.	4,144,292	58,475,960
Graco, Inc.	80,802	3,583,569
Harris Corp.	56,334	8,796,554
HD Supply Holdings, Inc. *	94,571	3,428,199
HEICO Corp.	17,129	1,466,242
HEICO Corp., Class A	24,990	1,811,775
Honeywell International, Inc.	364,845	55,131,728
Hubbell, Inc.	23,995	3,144,545
Huntington Ingalls Industries, Inc.	22,487	5,891,819
IDEX Corp.	38,130	5,216,184
Illinois Tool Works, Inc.	147,554	23,821,118
Ingersoll-Rand plc	119,939	10,650,583
Jacobs Engineering Group, Inc.	59,767	3,649,373
Johnson Controls International plc	448,213	16,525,613
L3 Technologies, Inc.	36,304	7,534,895
Lennox International, Inc.	19,190	3,926,850
Lincoln Electric Holdings, Inc.	27,818	2,435,188
Lockheed Martin Corp.	119,951	42,275,530
Masco Corp.	149,184	6,134,446
Nordson Corp.	26,332	3,530,331
Northrop Grumman Corp.	82,144	28,753,686
Orbital ATK, Inc.	27,334	3,609,728
Owens Corning	49,441	4,019,553
PACCAR, Inc.	165,025	11,814,140
Parker-Hannifin Corp.	61,918	11,050,506
Pentair plc	82,035	5,634,984
Quanta Services, Inc. *	75,211	2,590,267
Raytheon Co.	138,287	30,078,805
Rockwell Automation, Inc.	61,203	11,065,502
Rockwell Collins, Inc.	79,331	10,925,465
Roper Technologies, Inc.	49,612	13,647,765
Sensata Technologies Holding N.V. *	87,573	4,629,109
Snap-on, Inc.	28,053	4,466,599
Spirit AeroSystems Holdings, Inc., Class A	57,060	5,209,007
Stanley Black & Decker, Inc.	72,441	11,531,883
Textron, Inc.	126,584	7,576,052
The Boeing Co.	267,779	96,992,232
The Middleby Corp. *	26,082	3,136,361
The Toro Co.	50,876	3,234,187
TransDigm Group, Inc.	23,546	6,788,547
Trinity Industries, Inc.	71,845	2,345,021
United Rentals, Inc. *	41,341	7,238,396
United Technologies Corp.	354,927	47,822,864
W.W. Grainger, Inc.	23,843	6,236,137
WABCO Holdings, Inc. *	22,477	3,101,152
Wabtec Corp.	41,838	3,403,103
Xylem, Inc.	82,338	6,140,768
		909,943,271

Commercial & Professional Services 0.8%
Cintas Corp.	38,708	6,605,907
Copart, Inc. *	98,308	4,601,798
CoStar Group, Inc. *	16,756	5,732,730
Equifax, Inc.	57,183	6,461,679
IHS Markit Ltd. *	172,246	8,104,174

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
KAR Auction Services, Inc.	67,046	3,625,848
ManpowerGroup, Inc.	34,096	4,039,012
Nielsen Holdings plc	157,032	5,123,954
Republic Services, Inc.	104,980	7,052,556
Robert Half International, Inc.	60,674	3,462,665
Rollins, Inc.	50,545	2,540,897
Stericycle, Inc. *	42,360	2,654,701
The Dun & Bradstreet Corp.	15,622	1,953,375
TransUnion *	76,408	4,360,605
Verisk Analytics, Inc. *	72,099	7,367,797
Waste Management, Inc.	194,233	16,766,193
		90,453,891

Consumer Durables & Apparel 1.2%
Carter's, Inc.	20,197	2,356,586
D.R. Horton, Inc.	158,624	6,646,346
Garmin Ltd.	52,878	3,132,493
Hanesbrands, Inc.	179,888	3,489,827
Hasbro, Inc.	57,074	5,454,562
Leggett & Platt, Inc.	63,257	2,749,149
Lennar Corp., B Shares	6,179	280,279
Lennar Corp., Class A	127,695	7,224,983
Lululemon Athletica, Inc. *	44,128	3,578,781
Mattel, Inc.	129,185	2,054,042
Michael Kors Holdings Ltd. *	74,775	4,705,591
Mohawk Industries, Inc. *	30,183	7,240,298
Newell Brands, Inc.	235,696	6,055,030
NIKE, Inc., Class B	628,849	42,151,748
NVR, Inc. *	1,634	4,645,740
Polaris Industries, Inc.	27,518	3,136,777
PulteGroup, Inc.	138,305	3,882,221
PVH Corp.	37,432	5,400,689
Ralph Lauren Corp.	29,182	3,088,623
Tapestry, Inc.	140,558	7,155,808
Toll Brothers, Inc.	72,579	3,181,138
Under Armour, Inc., Class A *(a)	127,904	2,120,648
Under Armour, Inc., Class C *(a)	47,672	717,464
VF Corp.	156,714	11,686,163
Whirlpool Corp.	35,259	5,727,119
		147,862,105

Consumer Services 2.0%
Aramark	120,040	5,006,868
Carnival Corp.	194,539	13,016,604
Chipotle Mexican Grill, Inc. *	12,458	3,966,752
Darden Restaurants, Inc.	57,104	5,264,418
Domino's Pizza, Inc.	19,522	4,341,888
Dunkin' Brands Group, Inc.	45,455	2,722,300
H&R Block, Inc.	108,788	2,755,600
Hilton Worldwide Holdings, Inc.	96,567	7,801,648
Las Vegas Sands Corp.	172,498	12,559,579
Marriott International, Inc., Class A	146,798	20,729,346
McDonald's Corp.	381,621	60,196,897
MGM Resorts International	248,809	8,516,732
Norwegian Cruise Line Holdings Ltd. *	82,439	4,690,779
Royal Caribbean Cruises Ltd.	80,483	10,189,148
Service Corp. International	93,700	3,507,191
ServiceMaster Global Holdings, Inc. *	62,092	3,189,045
Starbucks Corp.	678,944	38,767,702
Vail Resorts, Inc.	19,009	3,913,383
Wyndham Worldwide Corp.	48,384	5,601,900
Wynn Resorts Ltd.	39,439	6,606,032
Yum! Brands, Inc.	164,685	13,402,065
		236,745,877

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Diversified Financials 5.7%
Affiliated Managers Group, Inc.	26,647	5,045,876
AGNC Investment Corp.	179,129	3,213,574
Ally Financial, Inc.	206,031	5,748,265
American Express Co.	343,238	33,469,137
Ameriprise Financial, Inc.	70,133	10,971,607
Annaly Capital Management, Inc.	559,059	5,607,362
Berkshire Hathaway, Inc., Class B *	923,049	191,255,753
BlackRock, Inc.	58,919	32,371,866
Capital One Financial Corp.	231,143	22,635,834
Cboe Global Markets, Inc.	53,310	5,971,253
CME Group, Inc.	161,675	26,863,918
Discover Financial Services	173,828	13,702,861
E*TRADE Financial Corp. *	131,640	6,875,557
Eaton Vance Corp.	55,879	2,957,675
FactSet Research Systems, Inc.	18,675	3,794,387
Franklin Resources, Inc.	162,047	6,266,358
Intercontinental Exchange, Inc.	280,395	20,491,267
Invesco Ltd.	194,356	6,324,344
Janus Henderson Group plc	83,464	2,949,618
Lazard Ltd., Class A	59,952	3,235,609
Leucadia National Corp.	157,616	3,781,208
MarketAxess Holdings, Inc.	16,893	3,419,143
Moody's Corp.	78,427	13,087,898
Morgan Stanley	664,543	37,227,699
MSCI, Inc.	43,918	6,215,275
Nasdaq, Inc.	56,543	4,565,847
Northern Trust Corp.	105,970	11,219,044
Raymond James Financial, Inc.	64,269	5,958,379
S&P Global, Inc.	122,786	23,550,355
Santander Consumer USA Holdings, Inc.	44,972	735,292
SEI Investments Co.	63,931	4,656,095
Starwood Property Trust, Inc.	119,604	2,421,981
State Street Corp.	178,574	18,955,630
Synchrony Financial	353,946	12,880,095
T. Rowe Price Group, Inc.	113,234	12,670,885
TD Ameritrade Holding Corp.	134,482	7,732,715
The Bank of New York Mellon Corp.	484,947	27,656,527
The Charles Schwab Corp. (b)	558,101	29,590,515
The Goldman Sachs Group, Inc.	166,776	43,850,414
Voya Financial, Inc.	86,160	4,395,883
		684,323,001

Energy 5.3%
Anadarko Petroleum Corp.	265,032	15,117,425
Andeavor	67,448	6,044,690
Antero Resources Corp. *	104,099	1,958,102
Apache Corp.	172,310	5,884,386
Baker Hughes a GE Co.	188,471	4,975,634
Cabot Oil & Gas Corp.	214,584	5,184,349
Cheniere Energy, Inc. *	95,830	5,032,992
Chevron Corp.	907,117	101,524,535
Cimarex Energy Co.	45,969	4,417,161
Concho Resources, Inc. *	72,901	10,993,471
ConocoPhillips	574,116	31,180,240
Continental Resources, Inc. *	50,012	2,376,070
Core Laboratories N.V.	25,132	2,587,591
Devon Energy Corp.	262,925	8,063,910
Diamondback Energy, Inc. *	50,098	6,244,215
Energen Corp. *	45,164	2,470,922
EOG Resources, Inc.	279,455	28,342,326
EQT Corp.	115,396	5,805,573
Exxon Mobil Corp.	2,023,678	153,273,372
Halliburton Co.	428,712	19,900,811
Helmerich & Payne, Inc.	58,694	3,788,698
Hess Corp.	128,651	5,843,328

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
HollyFrontier Corp.	82,940	3,552,320
Kinder Morgan, Inc.	894,262	14,487,044
Marathon Oil Corp.	402,982	5,851,299
Marathon Petroleum Corp.	239,745	15,358,065
Murphy Oil Corp.	91,988	2,331,896
National Oilwell Varco, Inc.	167,874	5,890,699
Newfield Exploration Co. *	90,928	2,121,350
Noble Energy, Inc.	211,311	6,303,407
Occidental Petroleum Corp.	368,005	24,141,128
ONEOK, Inc.	186,373	10,498,391
Parsley Energy, Inc., Class A *	110,241	2,786,892
Phillips 66	205,510	18,571,939
Pioneer Natural Resources Co.	80,171	13,647,509
Range Resources Corp.	69,208	919,774
Schlumberger Ltd.	659,984	43,321,350
Targa Resources Corp.	109,082	4,870,511
TechnipFMC plc	220,833	6,364,407
The Williams Cos., Inc.	401,839	11,155,051
Valero Energy Corp.	213,423	19,297,708
Weatherford International plc *	306,419	805,882
		643,286,423

Food & Staples Retailing 1.6%
Casey's General Stores, Inc.	17,560	1,972,164
Costco Wholesale Corp.	209,165	39,929,599
CVS Health Corp.	481,653	32,622,358
Sysco Corp.	229,402	13,683,829
The Kroger Co.	432,277	11,723,352
US Foods Holding Corp. *	63,825	2,131,117
Walgreens Boots Alliance, Inc.	413,799	28,506,613
Walmart, Inc.	701,640	63,154,616
		193,723,648

Food, Beverage & Tobacco 4.1%
Altria Group, Inc.	912,174	57,421,353
Archer-Daniels-Midland Co.	264,114	10,966,013
Brown-Forman Corp., Class A	22,984	1,562,912
Brown-Forman Corp., Class B	98,260	6,857,565
Bunge Ltd.	65,007	4,903,478
Campbell Soup Co.	93,984	4,046,011
ConAgra Brands, Inc.	191,407	6,915,535
Constellation Brands, Inc., Class A	82,293	17,732,496
Dr. Pepper Snapple Group, Inc.	89,816	10,441,110
General Mills, Inc.	276,430	13,973,537
Hormel Foods Corp.	126,542	4,107,553
Ingredion, Inc.	34,038	4,446,724
Kellogg Co.	119,095	7,884,089
Lamb Weston Holdings, Inc.	67,902	3,672,819
McCormick & Co., Inc. Non-Voting Shares	57,534	6,143,481
Molson Coors Brewing Co., Class B	87,100	6,641,375
Mondelez International, Inc., Class A	710,550	31,193,145
Monster Beverage Corp. *	197,219	12,497,768
PepsiCo, Inc.	678,640	74,467,167
Philip Morris International, Inc.	745,432	77,189,484
Pilgrim's Pride Corp. *	27,043	681,484
Pinnacle Foods, Inc.	57,455	3,100,272
Post Holdings, Inc. *	32,659	2,474,899
The Coca-Cola Co.	1,824,773	78,866,689
The Hain Celestial Group, Inc. *	46,886	1,630,695
The Hershey Co.	67,139	6,597,078
The J.M. Smucker Co.	56,478	7,133,171
The Kraft Heinz Co.	284,877	19,101,003
TreeHouse Foods, Inc. *	27,279	1,037,148
Tyson Foods, Inc., Class A	142,081	10,567,985
		494,254,039

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Health Care Equipment & Services 5.5%
Abbott Laboratories	834,125	50,322,761
ABIOMED, Inc. *	21,185	5,681,393
Aetna, Inc.	154,544	27,363,561
Align Technology, Inc. *	34,209	8,980,547
AmerisourceBergen Corp.	78,566	7,476,341
Anthem, Inc.	122,802	28,905,135
Baxter International, Inc.	236,276	16,017,150
Becton Dickinson & Co.	127,916	28,399,910
Boston Scientific Corp. *	649,430	17,703,462
Cardinal Health, Inc.	150,345	10,405,377
Centene Corp. *	80,850	8,199,807
Cerner Corp. *	149,547	9,594,935
Cigna Corp.	116,489	22,819,030
Danaher Corp.	292,393	28,590,188
DaVita, Inc. *	70,934	5,108,667
DENTSPLY SIRONA, Inc.	107,859	6,046,576
DexCom, Inc. *	38,938	2,185,979
Edwards Lifesciences Corp. *	101,551	13,574,322
Envision Healthcare Corp. *	52,722	2,029,797
Express Scripts Holding Co. *	272,751	20,579,063
HCA Healthcare, Inc.	139,064	13,802,102
Henry Schein, Inc. *	75,272	4,982,254
Hologic, Inc. *	134,494	5,222,402
Humana, Inc.	68,560	18,635,979
IDEXX Laboratories, Inc. *	41,341	7,740,275
Intuitive Surgical, Inc. *	53,096	22,642,789
Laboratory Corp. of America Holdings *	48,867	8,439,331
McKesson Corp.	99,319	14,821,374
MEDNAX, Inc. *	51,144	2,811,897
Medtronic plc	648,677	51,822,805
Quest Diagnostics, Inc.	67,268	6,931,967
ResMed, Inc.	68,736	6,548,479
STERIS plc	39,370	3,594,481
Stryker Corp.	152,598	24,745,292
Teleflex, Inc.	22,506	5,622,674
The Cooper Cos., Inc.	22,638	5,218,512
UnitedHealth Group, Inc.	461,757	104,430,963
Universal Health Services, Inc., Class B	41,484	4,737,473
Varian Medical Systems, Inc. *	46,093	5,500,739
Veeva Systems, Inc., Class A *	51,306	3,576,028
WellCare Health Plans, Inc. *	20,745	4,022,663
West Pharmaceutical Services, Inc.	37,272	3,250,864
Zimmer Biomet Holdings, Inc.	97,596	11,345,535
		660,430,879

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	120,124	5,908,900
Colgate-Palmolive Co.	420,296	28,987,815
Coty, Inc., Class A	221,558	4,280,501
Edgewell Personal Care Co. *	26,743	1,341,161
Herbalife Ltd. *	28,368	2,612,693
Kimberly-Clark Corp.	165,983	18,410,834
Spectrum Brands Holdings, Inc.	11,992	1,183,730
The Clorox Co.	60,274	7,780,168
The Estee Lauder Cos., Inc., Class A	108,429	15,010,911
The Procter & Gamble Co.	1,220,396	95,825,494
		181,342,207

Insurance 2.7%
Aflac, Inc.	187,779	16,689,797
Alleghany Corp. *	7,541	4,570,977
American Financial Group, Inc.	33,680	3,799,104
American International Group, Inc.	428,552	24,573,172
Aon plc	120,398	16,894,247

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Arch Capital Group Ltd. *	62,872	5,547,825
Arthur J. Gallagher & Co.	87,832	6,070,070
Assurant, Inc.	26,679	2,280,254
Athene Holding Ltd., Class A *	35,021	1,653,341
Axis Capital Holdings Ltd.	45,003	2,220,448
Brighthouse Financial, Inc. *	46,895	2,544,992
Brown & Brown, Inc.	56,152	2,955,841
Chubb Ltd.	220,205	31,251,494
Cincinnati Financial Corp.	67,534	5,037,361
CNA Financial Corp.	15,056	768,759
Erie Indemnity Co., Class A	6,028	697,259
Everest Re Group Ltd.	19,414	4,664,019
FNF Group	135,646	5,416,345
Lincoln National Corp.	106,349	8,100,603
Loews Corp.	127,605	6,294,755
Markel Corp. *	6,484	7,210,208
Marsh & McLennan Cos., Inc.	241,563	20,054,560
MetLife, Inc.	503,731	23,267,335
Principal Financial Group, Inc.	123,257	7,682,609
Prudential Financial, Inc.	199,979	21,261,767
Reinsurance Group of America, Inc.	30,100	4,629,079
RenaissanceRe Holdings Ltd.	19,181	2,460,539
The Allstate Corp.	173,212	15,980,539
The Hartford Financial Services Group, Inc.	172,962	9,141,042
The Progressive Corp.	281,051	16,182,917
The Travelers Cos., Inc.	130,432	18,130,048
Torchmark Corp.	53,159	4,538,184
Unum Group	101,190	5,156,642
W.R. Berkley Corp.	48,657	3,327,166
Willis Towers Watson plc	64,530	10,189,287
XL Group Ltd.	127,029	5,374,597
		326,617,182

Materials 3.1%
Air Products & Chemicals, Inc.	105,388	16,945,337
Albemarle Corp.	53,501	5,373,105
Alcoa Corp. *	81,964	3,685,921
Ashland Global Holdings, Inc.	30,707	2,174,670
Avery Dennison Corp.	41,691	4,925,792
Axalta Coating Systems Ltd. *	99,042	3,050,494
Ball Corp.	164,632	6,577,048
Berry Global Group, Inc. *	66,888	3,638,707
Celanese Corp., Series A	64,563	6,511,824
CF Industries Holdings, Inc.	112,141	4,624,695
Crown Holdings, Inc. *	63,277	3,153,726
DowDuPont, Inc.	1,117,777	78,579,723
Eastman Chemical Co.	71,803	7,257,847
Ecolab, Inc.	123,936	16,167,451
FMC Corp.	67,205	5,274,248
Freeport-McMoRan, Inc. *	653,390	12,153,054
Huntsman Corp.	93,319	3,011,404
International Flavors & Fragrances, Inc.	37,210	5,255,913
International Paper Co.	200,665	11,957,627
LyondellBasell Industries N.V., Class A	153,941	16,659,495
Martin Marietta Materials, Inc.	29,926	6,102,809
Monsanto Co.	208,991	25,783,220
NewMarket Corp.	4,197	1,753,968
Newmont Mining Corp.	253,216	9,672,851
Nucor Corp.	155,041	10,139,681
Packaging Corp. of America	47,699	5,685,721
PPG Industries, Inc.	123,011	13,831,357
Praxair, Inc.	134,803	20,186,749
Reliance Steel & Aluminum Co.	34,034	3,068,846
Royal Gold, Inc.	31,340	2,531,332
RPM International, Inc.	67,653	3,367,090
Sealed Air Corp.	82,233	3,484,212
Sonoco Products Co.	46,664	2,238,472

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Steel Dynamics, Inc.	111,810	5,171,213
The Chemours Co.	88,026	4,182,115
The Mosaic Co.	156,674	4,123,660
The Sherwin-Williams Co.	38,610	15,505,004
Vulcan Materials Co.	64,882	7,638,558
W.R. Grace & Co.	33,746	2,233,310
Westlake Chemical Corp.	18,739	2,028,684
WestRock Co.	120,640	7,933,286
		373,640,219

Media 2.7%
Altice USA, Inc., Class A *(a)	26,534	482,919
CBS Corp., Class B Non-Voting Shares	179,532	9,509,810
Charter Communications, Inc., Class A *	92,509	31,631,602
Comcast Corp., Class A	2,220,158	80,391,921
Discovery Communications, Inc., Class A *(a)	99,192	2,412,349
Discovery Communications, Inc., Class C *	82,318	1,891,668
DISH Network Corp., Class A *	108,554	4,525,616
Liberty Broadband Corp., Class A *	13,214	1,154,639
Liberty Broadband Corp., Class C *	71,896	6,318,221
Liberty Global plc, Class A *	107,181	3,337,616
Liberty Global plc, Class C *	281,531	8,454,376
Liberty Media Corp. - Liberty Formula One, Class A *	17,848	563,461
Liberty Media Corp. - Liberty Formula One, Class C *	97,308	3,204,352
Liberty Media Corp. - Liberty SiriusXM, Class A *	45,058	1,890,183
Liberty Media Corp. - Liberty SiriusXM, Class C *	75,934	3,171,004
Lions Gate Entertainment Corp., Class A *	45,544	1,286,163
Lions Gate Entertainment Corp., Class B *	38,920	1,044,613
Live Nation Entertainment, Inc. *	59,564	2,668,467
News Corp., Class A	208,099	3,356,637
News Corp., Class B	46,468	762,075
Omnicom Group, Inc.	107,680	8,208,446
Scripps Networks Interactive, Inc., Class A	48,953	4,398,917
Sirius XM Holdings, Inc. (a)	707,874	4,445,449
The Interpublic Group of Cos., Inc.	189,818	4,441,741
The Walt Disney Co.	719,166	74,189,165
Time Warner, Inc.	371,499	34,534,547
Twenty-First Century Fox, Inc., Class A	510,891	18,811,007
Twenty-First Century Fox, Inc., Class B	217,948	7,937,666
Viacom, Inc., Class B	172,547	5,752,717
		330,777,347

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	762,156	88,280,529
Agilent Technologies, Inc.	153,615	10,536,453
Alexion Pharmaceuticals, Inc. *	108,808	12,779,500
Alkermes plc *	76,448	4,363,652
Allergan plc	160,042	24,681,677
Alnylam Pharmaceuticals, Inc. *	38,340	4,606,934
Amgen, Inc.	346,321	63,643,410
Biogen, Inc. *	101,548	29,346,357
BioMarin Pharmaceutical, Inc. *	86,397	7,012,845
Bioverativ, Inc. *	50,806	5,318,372
Bristol-Myers Squibb Co.	786,959	52,096,686
Celgene Corp. *	377,225	32,863,842
Eli Lilly & Co.	462,220	35,600,184
Exelixis, Inc. *	132,370	3,415,146
Gilead Sciences, Inc.	624,547	49,170,585
Illumina, Inc. *	70,186	16,003,812
Incyte Corp. *	82,754	7,047,331
Ionis Pharmaceuticals, Inc. *	56,552	2,987,077
IQVIA Holdings, Inc. *	72,459	7,124,893
Jazz Pharmaceuticals plc *	29,935	4,334,588
Johnson & Johnson	1,282,584	166,582,010
Merck & Co., Inc.	1,306,497	70,838,267
Mettler-Toledo International, Inc. *	11,873	7,316,380

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mylan N.V. *	253,588	10,224,668
PerkinElmer, Inc.	52,098	3,977,161
Perrigo Co., plc	64,747	5,274,291
Pfizer, Inc.	2,845,891	103,334,302
Regeneron Pharmaceuticals, Inc. *	37,144	11,902,423
Seattle Genetics, Inc. *	48,765	2,633,310
Syneos Health, Inc. *	26,634	1,115,965
TESARO, Inc. *	16,428	907,318
Thermo Fisher Scientific, Inc.	192,641	40,181,060
United Therapeutics Corp. *	19,755	2,288,617
Vertex Pharmaceuticals, Inc. *	121,863	20,232,914
Waters Corp. *	37,561	7,686,483
Zoetis, Inc.	231,431	18,713,511
		934,422,553

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	46,589	5,651,712
American Campus Communities, Inc.	60,643	2,212,257
American Homes 4 Rent, Class A	110,097	2,112,761
American Tower Corp.	205,978	28,698,915
Apartment Investment & Management Co., Class A	75,799	2,930,389
AvalonBay Communities, Inc.	66,979	10,450,064
Boston Properties, Inc.	72,467	8,614,152
Brixmor Property Group, Inc.	143,210	2,225,483
Camden Property Trust	42,712	3,404,574
CBRE Group, Inc., Class A *	152,498	7,129,281
Colony NorthStar, Inc., Class A	261,440	2,034,003
Crown Castle International Corp.	196,905	21,671,364
Digital Realty Trust, Inc.	97,497	9,812,098
Douglas Emmett, Inc.	72,743	2,600,562
Duke Realty Corp.	164,166	4,066,392
Equinix, Inc.	37,907	14,863,335
Equity LifeStyle Properties, Inc.	43,981	3,721,232
Equity Residential	171,613	9,649,799
Essex Property Trust, Inc.	30,526	6,832,635
Extra Space Storage, Inc.	60,864	5,176,483
Federal Realty Investment Trust	34,608	3,943,236
Forest City Realty Trust, Inc., Class A	132,620	2,820,827
Gaming & Leisure Properties, Inc.	94,225	3,133,923
GGP, Inc.	308,503	6,531,009
HCP, Inc.	240,159	5,197,041
Healthcare Trust of America, Inc., Class A	95,750	2,379,387
Highwoods Properties, Inc.	54,446	2,341,722
Host Hotels & Resorts, Inc.	354,361	6,576,940
Invitation Homes, Inc.	135,713	2,951,758
Iron Mountain, Inc.	141,637	4,455,900
JBG SMITH Properties	41,230	1,346,160
Jones Lang LaSalle, Inc.	23,349	3,750,083
Kilroy Realty Corp.	45,032	3,066,679
Kimco Realty Corp.	202,082	3,023,147
Lamar Advertising Co., Class A	38,974	2,590,602
Liberty Property Trust	73,196	2,873,675
Mid-America Apartment Communities, Inc.	54,496	4,676,847
National Retail Properties, Inc.	69,099	2,573,247
Omega Healthcare Investors, Inc. (a)	93,198	2,374,685
Park Hotels & Resorts, Inc.	76,836	1,996,968
Prologis, Inc.	250,386	15,193,422
Public Storage	70,796	13,765,574
Realogy Holdings Corp.	67,932	1,735,663
Realty Income Corp.	136,770	6,726,349
Regency Centers Corp.	68,170	3,961,359
SBA Communications Corp. *	56,542	8,892,360
Senior Housing Properties Trust	119,686	1,812,046
Simon Property Group, Inc.	149,638	22,970,929
SL Green Realty Corp.	43,384	4,204,777
Spirit Realty Capital, Inc.	164,870	1,285,986
Sun Communities, Inc.	37,872	3,316,072

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Macerich Co.	56,282	3,317,261
UDR, Inc.	126,548	4,254,544
Ventas, Inc.	167,375	8,087,560
VEREIT, Inc.	467,663	3,203,492
Vornado Realty Trust	82,460	5,481,116
Weingarten Realty Investors	65,177	1,768,252
Welltower, Inc.	180,009	9,450,472
Weyerhaeuser Co.	354,421	12,415,368
WP Carey, Inc.	54,430	3,261,446
		357,565,375

Retailing 6.1%
Advance Auto Parts, Inc.	35,606	4,067,986
Amazon.com, Inc. *	191,173	289,139,604
AutoNation, Inc. *	30,955	1,554,251
AutoZone, Inc. *	13,225	8,790,922
Bed Bath & Beyond, Inc.	67,555	1,448,379
Best Buy Co., Inc.	117,195	8,489,606
Booking Holdings, Inc. *	23,210	47,210,068
Burlington Stores, Inc. *	33,773	4,141,921
CarMax, Inc. *	85,704	5,306,792
Dollar General Corp.	126,883	12,001,863
Dollar Tree, Inc. *	110,572	11,349,110
Expedia, Inc.	60,991	6,414,423
Foot Locker, Inc.	61,741	2,834,529
Genuine Parts Co.	72,050	6,617,072
Kohl's Corp.	81,661	5,396,976
L Brands, Inc.	116,252	5,734,711
Liberty Interactive Corp. QVC Group, Class A *	231,015	6,669,403
Liberty Ventures, Series A *	35,949	1,923,990
LKQ Corp. *	147,183	5,810,785
Lowe's Cos., Inc.	400,151	35,849,528
Macy's, Inc.	157,289	4,625,869
Netflix, Inc. *	206,131	60,062,451
Nordstrom, Inc.	56,246	2,885,982
O'Reilly Automotive, Inc. *	39,858	9,732,925
Ross Stores, Inc.	183,186	14,304,995
Signet Jewelers Ltd.	31,539	1,585,781
Target Corp.	256,685	19,356,616
The Gap, Inc.	101,656	3,210,296
The Home Depot, Inc.	555,486	101,248,433
The Michaels Cos., Inc. *	52,858	1,216,263
The TJX Cos., Inc.	309,368	25,578,546
Tiffany & Co.	48,649	4,915,495
Tractor Supply Co.	63,422	4,117,990
TripAdvisor, Inc. *	48,087	1,927,327
Ulta Salon, Cosmetics & Fragrance, Inc. *	27,030	5,496,551
Williams-Sonoma, Inc.	37,543	1,943,226
		732,960,665

Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc. *	401,521	4,862,419
Analog Devices, Inc.	173,006	15,596,491
Applied Materials, Inc.	509,631	29,349,649
Broadcom Ltd.	194,541	47,946,575
First Solar, Inc. *	37,712	2,370,199
Intel Corp.	2,239,819	110,400,678
KLA-Tencor Corp.	72,400	8,203,644
Lam Research Corp.	75,958	14,573,302
Marvell Technology Group Ltd.	201,246	4,727,269
Maxim Integrated Products, Inc.	130,559	7,956,265
Microchip Technology, Inc.	111,763	9,939,084
Micron Technology, Inc. *	552,548	26,969,868
Microsemi Corp. *	55,830	3,623,367
NVIDIA Corp.	290,112	70,207,104
ON Semiconductor Corp. *	202,448	4,842,556

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Qorvo, Inc. *	61,027	4,925,489
QUALCOMM, Inc.	706,012	45,890,780
Skyworks Solutions, Inc.	89,304	9,756,462
Teradyne, Inc.	96,050	4,360,670
Texas Instruments, Inc.	473,305	51,282,597
Xilinx, Inc.	119,116	8,487,015
		486,271,483

Software & Services 15.0%
Accenture plc, Class A	293,208	47,209,420
Activision Blizzard, Inc.	358,466	26,214,619
Adobe Systems, Inc. *	236,539	49,467,401
Akamai Technologies, Inc. *	83,230	5,614,696
Alliance Data Systems Corp.	22,737	5,478,707
Alphabet, Inc., Class A *	142,914	157,765,623
Alphabet, Inc., Class C *	143,980	159,059,025
ANSYS, Inc. *	40,941	6,548,104
Autodesk, Inc. *	104,261	12,247,540
Automatic Data Processing, Inc.	213,389	24,608,019
Broadridge Financial Solutions, Inc.	53,978	5,418,312
CA, Inc.	145,798	5,117,510
Cadence Design Systems, Inc. *	128,495	4,981,751
CDK Global, Inc.	62,349	4,282,129
Citrix Systems, Inc. *	71,283	6,558,036
Cognizant Technology Solutions Corp., Class A	279,820	22,950,836
CSRA, Inc.	80,569	3,265,462
Dell Technologies, Inc., Class V *	95,932	7,126,788
DXC Technology Co.	138,536	14,205,481
eBay, Inc. *	470,602	20,170,002
Electronic Arts, Inc. *	147,838	18,287,561
Facebook, Inc., Class A *	1,139,866	203,260,905
Fidelity National Information Services, Inc.	156,609	15,219,263
First Data Corp., Class A *	197,627	3,086,934
Fiserv, Inc. *	99,444	14,259,275
FleetCor Technologies, Inc. *	42,123	8,421,651
Fortinet, Inc. *	68,309	3,447,555
Gartner, Inc. *	42,001	4,763,333
Global Payments, Inc.	77,216	8,755,522
IAC/InterActiveCorp *	37,185	5,537,218
International Business Machines Corp.	410,424	63,956,372
Intuit, Inc.	114,528	19,110,142
Jack Henry & Associates, Inc.	37,498	4,398,515
Leidos Holdings, Inc.	67,846	4,295,330
LogMeIn, Inc.	24,572	2,839,295
MasterCard, Inc., Class A	443,504	77,950,263
Microsoft Corp.	3,686,347	345,668,758
Nuance Communications, Inc. *	119,227	1,914,786
Oracle Corp.	1,460,768	74,017,115
Paychex, Inc.	154,472	10,060,761
PayPal Holdings, Inc. *	542,553	43,084,134
PTC, Inc. *	54,568	4,024,936
Red Hat, Inc. *	85,625	12,621,125
Sabre Corp.	111,712	2,566,025
salesforce.com, Inc. *	330,405	38,409,581
ServiceNow, Inc. *	82,513	13,285,418
Snap, Inc., Class A *	126,249	2,186,633
Splunk, Inc. *	64,510	6,012,332
Square, Inc., Class A *	131,169	6,040,332
SS&C Technologies Holdings, Inc.	87,254	4,320,818
Symantec Corp.	291,506	7,663,693
Synopsys, Inc. *	72,983	6,179,471
Take-Two Interactive Software, Inc. *	56,092	6,275,012
Teradata Corp. *	59,991	2,208,869
The Ultimate Software Group, Inc. *	12,991	3,097,834
The Western Union Co.	226,901	4,497,178
Total System Services, Inc.	83,306	7,326,763
Twitter, Inc. *	314,576	10,022,391

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tyler Technologies, Inc. *	15,523	3,152,877
VeriSign, Inc. *	39,376	4,568,403
Visa, Inc., Class A	864,455	106,276,098
VMware, Inc., Class A *	34,786	4,583,055
Workday, Inc., Class A *	65,439	8,289,158
Worldpay, Inc., Class A *	141,225	11,478,768
Zillow Group, Inc., Class A *	22,782	1,083,056
Zillow Group, Inc., Class C *	54,358	2,591,246
		1,799,385,221

Technology Hardware & Equipment 6.0%
Amphenol Corp., Class A	149,561	13,668,380
Apple, Inc.	2,454,202	437,142,460
Arista Networks, Inc. *	22,547	6,081,828
Arrow Electronics, Inc. *	44,758	3,651,358
Avnet, Inc.	63,257	2,701,074
CDW Corp.	74,494	5,432,847
Cisco Systems, Inc.	2,360,576	105,706,593
Cognex Corp.	82,964	4,455,996
CommScope Holding Co., Inc. *	89,460	3,462,997
Corning, Inc.	410,243	11,929,866
F5 Networks, Inc. *	30,229	4,489,611
FLIR Systems, Inc.	63,944	3,139,650
Hewlett Packard Enterprise Co.	751,771	13,975,423
HP, Inc.	791,776	18,519,641
IPG Photonics Corp. *	17,848	4,384,183
Jabil, Inc.	85,583	2,318,444
Juniper Networks, Inc.	175,594	4,505,742
Keysight Technologies, Inc. *	86,054	4,045,399
Motorola Solutions, Inc.	76,212	8,089,904
National Instruments Corp.	44,877	2,268,981
NCR Corp. *	56,228	1,855,524
NetApp, Inc.	128,763	7,796,600
Palo Alto Networks, Inc. *	45,562	7,899,084
Seagate Technology plc	138,280	7,384,152
TE Connectivity Ltd.	171,248	17,653,956
Trimble, Inc. *	127,922	4,852,081
Western Digital Corp.	141,670	12,330,957
Xerox Corp.	113,992	3,456,237
		723,198,968

Telecommunication Services 1.8%
AT&T, Inc.	2,944,855	106,898,237
CenturyLink, Inc.	462,420	8,170,961
Sprint Corp. *	310,744	1,612,761
T-Mobile US, Inc. *	135,967	8,240,960
Verizon Communications, Inc.	1,948,530	93,022,822
Zayo Group Holdings, Inc. *	87,343	3,131,247
		221,076,988

Transportation 2.1%
Alaska Air Group, Inc.	56,476	3,642,702
AMERCO	2,800	963,200
American Airlines Group, Inc.	206,332	11,193,511
C.H. Robinson Worldwide, Inc.	68,080	6,355,949
CSX Corp.	422,570	22,700,460
Delta Air Lines, Inc.	317,554	17,116,161
Expeditors International of Washington, Inc.	83,329	5,413,052
FedEx Corp.	117,269	28,896,254
Genesee & Wyoming, Inc., Class A *	31,098	2,162,244
J.B. Hunt Transport Services, Inc.	41,555	4,927,176
JetBlue Airways Corp. *	157,362	3,312,470
Kansas City Southern	48,352	4,982,190
Macquarie Infrastructure Corp.	32,843	1,330,141
Norfolk Southern Corp.	138,460	19,257,017

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Old Dominion Freight Line, Inc.	33,476	4,650,486
Southwest Airlines Co.	262,758	15,197,923
Union Pacific Corp.	374,432	48,769,768
United Continental Holdings, Inc. *	123,113	8,345,830
United Parcel Service, Inc., Class B	326,307	34,069,714
XPO Logistics, Inc. *	46,344	4,561,640
		247,847,888

Utilities 2.7%
AES Corp.	331,085	3,598,894
Alliant Energy Corp.	110,027	4,252,544
Ameren Corp.	120,974	6,568,888
American Electric Power Co., Inc.	232,277	15,232,726
American Water Works Co., Inc.	83,903	6,658,542
Aqua America, Inc.	90,473	3,093,272
Atmos Energy Corp.	50,966	4,102,253
Avangrid, Inc.	28,205	1,368,507
Calpine Corp. *	175,416	2,669,831
CenterPoint Energy, Inc.	212,989	5,761,352
CMS Energy Corp.	134,699	5,717,973
Consolidated Edison, Inc.	150,581	11,277,011
Dominion Energy, Inc.	306,304	22,687,937
DTE Energy Co.	85,539	8,620,620
Duke Energy Corp.	335,899	25,306,631
Edison International	154,430	9,356,914
Entergy Corp.	82,419	6,249,009
Eversource Energy	150,178	8,560,146
Exelon Corp.	454,474	16,833,717
FirstEnergy Corp.	214,470	6,933,815
Great Plains Energy, Inc.	99,112	2,889,115
National Fuel Gas Co.	37,252	1,841,366
NextEra Energy, Inc.	223,786	34,049,040
NiSource, Inc.	145,700	3,370,041
NRG Energy, Inc.	138,015	3,569,068
OGE Energy Corp.	89,328	2,799,539
PG&E Corp.	247,112	10,153,832
Pinnacle West Capital Corp.	54,285	4,177,774
PPL Corp.	331,934	9,509,909
Public Service Enterprise Group, Inc.	242,289	11,734,056
SCANA Corp.	71,344	2,830,216
Sempra Energy	120,364	13,117,269
The Southern Co.	490,912	21,138,714
UGI Corp.	83,123	3,581,770
Vistra Energy Corp. *	143,824	2,725,465
WEC Energy Group, Inc.	149,594	8,963,672
Westar Energy, Inc.	67,274	3,278,262
Xcel Energy, Inc.	246,117	10,651,944
		325,231,634
Total Common Stock
(Cost $9,188,912,119)		11,992,171,929

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30% (c)	9,823,210	9,823,210

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.29% (c)	12,583,508	12,583,508
Total Other Investment Companies
(Cost $22,406,718)		22,406,718

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/16/18	225	30,537,000	(277,054)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $12,023,150.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2018 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.
Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 0.5%
Lear Corp.	29,902	5,578,816
Tesla, Inc. *	60,017	20,589,432
		26,168,248

Banks 0.5%
CIT Group, Inc.	60,902	3,230,851
East West Bancorp, Inc.	65,601	4,300,146
First Republic Bank	73,157	6,788,970
Signature Bank *	24,254	3,545,692
SVB Financial Group *	23,153	5,764,634
Zions Bancorp	93,459	5,137,441
		28,767,734

Capital Goods 7.7%
3M Co.	269,620	63,498,206
A.O. Smith Corp.	64,943	4,168,691
Acuity Brands, Inc.	19,298	2,751,509
Allegion plc	42,420	3,567,946
AMETEK, Inc.	106,749	8,085,169
Carlisle Cos., Inc.	28,672	2,950,636
Colfax Corp. *	43,115	1,370,626
Cummins, Inc.	70,911	11,925,103
Deere & Co.	145,277	23,370,711
Dover Corp.	69,529	6,959,853
Fastenal Co.	134,459	7,357,596
Fortive Corp.	136,692	10,497,946
Fortune Brands Home & Security, Inc.	68,577	4,159,881
Graco, Inc.	74,247	3,292,854
HD Supply Holdings, Inc. *	82,300	2,983,375
HEICO Corp.	14,119	1,208,586
HEICO Corp., Class A	25,838	1,873,255
Hubbell, Inc.	24,572	3,220,161
Huntington Ingalls Industries, Inc.	20,431	5,353,126
IDEX Corp.	36,517	4,995,526
Lennox International, Inc.	17,257	3,531,300
Lockheed Martin Corp.	112,617	39,690,735
Nordson Corp.	23,585	3,162,041
Northrop Grumman Corp.	78,650	27,530,646
Owens Corning	50,411	4,098,414
Pentair plc	74,102	5,090,066
Quanta Services, Inc. *	70,188	2,417,275
Roper Technologies, Inc.	45,958	12,642,586
Sensata Technologies Holding N.V. *	76,324	4,034,487
Snap-on, Inc.	25,700	4,091,954
Spirit AeroSystems Holdings, Inc., Class A	52,145	4,760,317
Stanley Black & Decker, Inc.	68,272	10,868,220
Textron, Inc.	120,243	7,196,544
The Boeing Co.	253,149	91,693,099
The Middleby Corp. *	24,772	2,978,833
The Toro Co.	47,537	3,021,927
TransDigm Group, Inc.	22,298	6,428,736
Trinity Industries, Inc.	66,508	2,170,821
United Rentals, Inc. *	38,631	6,763,902

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
W.W. Grainger, Inc.	23,132	6,050,175
WABCO Holdings, Inc. *	23,497	3,241,881
Wabtec Corp.	39,894	3,244,978
		428,299,693

Commercial & Professional Services 1.0%
Cintas Corp.	38,575	6,583,209
Copart, Inc. *	90,483	4,235,509
CoStar Group, Inc. *	16,120	5,515,136
Equifax, Inc.	56,031	6,331,503
IHS Markit Ltd. *	162,989	7,668,632
KAR Auction Services, Inc.	61,245	3,312,130
Robert Half International, Inc.	59,024	3,368,500
Rollins, Inc.	44,094	2,216,605
Stericycle, Inc. *	33,603	2,105,900
TransUnion *	66,838	3,814,445
Verisk Analytics, Inc. *	71,651	7,322,016
		52,473,585

Consumer Durables & Apparel 1.9%
Carter's, Inc.	21,127	2,465,098
D.R. Horton, Inc.	157,749	6,609,683
Lennar Corp., B Shares	5,914	268,259
Lennar Corp., Class A	121,480	6,873,338
Lululemon Athletica, Inc. *	43,405	3,520,146
Michael Kors Holdings Ltd. *	67,631	4,256,019
Mohawk Industries, Inc. *	28,628	6,867,285
Newell Brands, Inc.	220,242	5,658,017
NIKE, Inc., Class B	595,205	39,896,591
NVR, Inc. *	1,519	4,318,775
Polaris Industries, Inc.	25,923	2,954,963
PulteGroup, Inc.	125,841	3,532,357
PVH Corp.	34,296	4,948,227
Ralph Lauren Corp.	24,719	2,616,259
Toll Brothers, Inc.	65,700	2,879,631
Under Armour, Inc., Class A *(a)	109,382	1,813,554
Under Armour, Inc., Class C *(a)	61,069	919,088
Whirlpool Corp.	33,154	5,385,204
		105,782,494

Consumer Services 2.0%
Chipotle Mexican Grill, Inc. *	11,230	3,575,744
Domino's Pizza, Inc.	19,822	4,408,611
Dunkin' Brands Group, Inc.	42,596	2,551,074
Hilton Worldwide Holdings, Inc.	93,586	7,560,813
Marriott International, Inc., Class A	138,411	19,545,017
MGM Resorts International	232,190	7,947,864
Norwegian Cruise Line Holdings Ltd. *	80,272	4,567,477
Royal Caribbean Cruises Ltd.	78,663	9,958,736
ServiceMaster Global Holdings, Inc. *	59,553	3,058,642
Starbucks Corp.	642,688	36,697,485
Vail Resorts, Inc.	17,641	3,631,753
Wynn Resorts Ltd.	36,588	6,128,490
		109,631,706

Diversified Financials 7.2%
Affiliated Managers Group, Inc.	24,720	4,680,979
Ameriprise Financial, Inc.	67,248	10,520,277
Berkshire Hathaway, Inc., Class B *	870,315	180,329,268
BlackRock, Inc.	55,822	30,670,282
Cboe Global Markets, Inc.	52,931	5,928,801
E*TRADE Financial Corp. *	121,192	6,329,858
FactSet Research Systems, Inc.	17,933	3,643,627
Intercontinental Exchange, Inc.	263,785	19,277,408

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Leucadia National Corp.	148,975	3,573,910
MarketAxess Holdings, Inc.	17,447	3,531,273
Moody's Corp.	74,637	12,455,423
Morgan Stanley	630,907	35,343,410
MSCI, Inc.	40,339	5,708,775
Raymond James Financial, Inc.	58,402	5,414,449
S&P Global, Inc.	115,254	22,105,717
SEI Investments Co.	57,258	4,170,100
T. Rowe Price Group, Inc.	109,301	12,230,782
TD Ameritrade Holding Corp.	124,052	7,132,990
The Charles Schwab Corp. (b)	533,331	28,277,210
		401,324,539

Energy 2.9%
Anadarko Petroleum Corp.	237,747	13,561,089
Antero Resources Corp. *	73,365	1,379,996
Baker Hughes a GE Co.	178,132	4,702,685
Cabot Oil & Gas Corp.	209,654	5,065,241
Cheniere Energy, Inc. *	95,015	4,990,188
Cimarex Energy Co.	44,711	4,296,280
Concho Resources, Inc. *	67,780	10,221,224
Continental Resources, Inc. *	43,390	2,061,459
Core Laboratories N.V.	21,752	2,239,586
Diamondback Energy, Inc. *	45,334	5,650,430
EOG Resources, Inc.	263,574	26,731,675
EQT Corp.	115,146	5,792,995
Halliburton Co.	396,245	18,393,693
Parsley Energy, Inc., Class A *	106,179	2,684,205
Pioneer Natural Resources Co.	77,114	13,127,116
Schlumberger Ltd.	630,560	41,389,958
Weatherford International plc *	355,334	934,528
		163,222,348

Food & Staples Retailing 1.2%
Casey's General Stores, Inc.	17,231	1,935,214
Costco Wholesale Corp.	196,961	37,599,855
US Foods Holding Corp. *	65,746	2,195,259
Walgreens Boots Alliance, Inc.	395,713	27,260,668
		68,990,996

Food, Beverage & Tobacco 1.3%
Brown-Forman Corp., Class A	28,476	1,936,368
Brown-Forman Corp., Class B	86,373	6,027,972
Constellation Brands, Inc., Class A	78,514	16,918,197
Molson Coors Brewing Co., Class B	82,985	6,327,606
Monster Beverage Corp. *	185,944	11,783,271
Post Holdings, Inc. *	31,398	2,379,340
The Hain Celestial Group, Inc. *	47,194	1,641,407
The Hershey Co.	64,985	6,385,426
The J.M. Smucker Co.	51,270	6,475,401
TreeHouse Foods, Inc. *	17,728	674,019
Tyson Foods, Inc., Class A	135,019	10,042,713
		70,591,720

Health Care Equipment & Services 9.2%
ABIOMED, Inc. *	19,148	5,135,111
Aetna, Inc.	147,164	26,056,858
Align Technology, Inc. *	32,927	8,643,996
AmerisourceBergen Corp.	72,621	6,910,614
Becton Dickinson & Co.	119,898	26,619,754
Boston Scientific Corp. *	623,341	16,992,276
Centene Corp. *	78,556	7,967,150
Cerner Corp. *	141,055	9,050,089
Cigna Corp.	111,367	21,815,682

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Danaher Corp.	278,101	27,192,716
DaVita, Inc. *	70,297	5,062,790
DENTSPLY SIRONA, Inc.	103,711	5,814,039
DexCom, Inc. *	41,886	2,351,480
Edwards Lifesciences Corp. *	96,894	12,951,821
Envision Healthcare Corp. *	54,045	2,080,732
Express Scripts Holding Co. *	255,065	19,244,654
HCA Healthcare, Inc. *	128,599	12,763,451
Henry Schein, Inc. *	72,628	4,807,247
Hologic, Inc. *	122,449	4,754,695
Humana, Inc.	65,092	17,693,307
IDEXX Laboratories, Inc. *	39,782	7,448,384
Intuitive Surgical, Inc. *	50,349	21,471,331
Laboratory Corp. of America Holdings *	45,579	7,871,493
McKesson Corp.	93,922	14,015,980
MEDNAX, Inc. *	42,770	2,351,495
Medtronic plc	611,152	48,824,933
ResMed, Inc.	64,444	6,139,580
STERIS plc	37,815	3,452,509
Stryker Corp.	145,873	23,654,766
Teleflex, Inc.	20,171	5,039,321
The Cooper Cos., Inc.	22,160	5,108,323
UnitedHealth Group, Inc.	437,614	98,970,782
Universal Health Services, Inc., Class B	40,930	4,674,206
Varian Medical Systems, Inc. *	41,724	4,979,342
Veeva Systems, Inc., Class A *	53,009	3,694,727
WellCare Health Plans, Inc. *	19,851	3,849,307
West Pharmaceutical Services, Inc.	34,492	3,008,392
		508,463,333

Household & Personal Products 0.6%
Church & Dwight Co., Inc.	113,878	5,601,659
Coty, Inc., Class A	211,280	4,081,930
Herbalife Ltd. *	27,733	2,554,209
Spectrum Brands Holdings, Inc.	10,407	1,027,275
The Clorox Co.	58,230	7,516,328
The Estee Lauder Cos., Inc., Class A	101,967	14,116,312
		34,897,713

Insurance 1.1%
Alleghany Corp. *	7,238	4,387,314
Aon plc	112,530	15,790,210
Arch Capital Group Ltd. *	61,256	5,405,229
Athene Holding Ltd., Class A *	34,446	1,626,196
Erie Indemnity Co., Class A	7,994	924,666
Everest Re Group Ltd.	18,150	4,360,356
Markel Corp. *	6,211	6,906,632
RenaissanceRe Holdings Ltd.	17,762	2,278,509
W.R. Berkley Corp.	44,032	3,010,908
Willis Towers Watson plc	60,484	9,550,424
XL Group Ltd.	116,279	4,919,764
		59,160,208

Materials 2.3%
Alcoa Corp. *	76,977	3,461,656
Axalta Coating Systems Ltd. *	103,130	3,176,404
Ball Corp.	161,737	6,461,393
Berry Global Group, Inc. *	58,503	3,182,563
Crown Holdings, Inc. *	62,046	3,092,373
Ecolab, Inc.	118,467	15,454,020
FMC Corp.	62,013	4,866,780
International Flavors & Fragrances, Inc.	34,905	4,930,331
Martin Marietta Materials, Inc.	28,778	5,868,698
Monsanto Co.	198,234	24,456,129
NewMarket Corp.	4,274	1,786,147

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Packaging Corp. of America	43,069	5,133,825
Praxair, Inc.	128,506	19,243,774
Royal Gold, Inc.	28,466	2,299,199
Sealed Air Corp.	84,812	3,593,484
The Sherwin-Williams Co.	36,942	14,835,168
Vulcan Materials Co.	58,843	6,927,586
		128,769,530

Media 3.9%
Altice USA, Inc., Class A *(a)	28,713	522,577
Charter Communications, Inc., Class A *	87,697	29,986,235
Comcast Corp., Class A	2,107,749	76,321,591
Discovery Communications, Inc., Class A *(a)	81,210	1,975,027
Discovery Communications, Inc., Class C *	74,322	1,707,920
Liberty Global plc, Class A *	101,569	3,162,859
Liberty Global plc, Class C *	267,256	8,025,698
Liberty Media Corp. - Liberty Formula One, Class A *	10,262	323,971
Liberty Media Corp. - Liberty Formula One, Class C *	92,787	3,055,476
Liberty Media Corp. - Liberty SiriusXM, Class A *	38,733	1,624,849
Liberty Media Corp. - Liberty SiriusXM, Class C *	82,090	3,428,078
Lions Gate Entertainment Corp., Class A *	36,421	1,028,529
Lions Gate Entertainment Corp., Class B *	43,322	1,162,763
Live Nation Entertainment, Inc. *	59,685	2,673,888
Scripps Networks Interactive, Inc., Class A	42,897	3,854,724
Sirius XM Holdings, Inc. (a)	661,995	4,157,329
The Walt Disney Co.	682,477	70,404,327
		213,415,841

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
Alexion Pharmaceuticals, Inc. *	103,240	12,125,538
Alkermes plc *	69,286	3,954,845
Allergan plc	149,615	23,073,625
Alnylam Pharmaceuticals, Inc. *	37,036	4,450,246
Amgen, Inc.	327,904	60,258,918
Biogen, Inc. *	95,716	27,660,967
BioMarin Pharmaceutical, Inc. *	79,441	6,448,226
Bioverativ, Inc. *	48,464	5,073,212
Celgene Corp. *	356,169	31,029,443
Exelixis, Inc. *	125,341	3,233,798
Illumina, Inc. *	66,117	15,075,998
Incyte Corp. *	79,959	6,809,308
Ionis Pharmaceuticals, Inc. *	59,213	3,127,631
IQVIA Holdings, Inc. *	65,283	6,419,277
Jazz Pharmaceuticals plc *	27,271	3,948,841
Mettler-Toledo International, Inc. *	11,621	7,161,093
Mylan N.V. *	246,760	9,949,363
PerkinElmer, Inc.	49,164	3,753,180
Perrigo Co., plc	55,226	4,498,710
Regeneron Pharmaceuticals, Inc. *	34,938	11,195,533
Seattle Genetics, Inc. *	42,197	2,278,638
Syneos Health, Inc. *	25,032	1,048,841
TESARO, Inc. *	16,997	938,744
Thermo Fisher Scientific, Inc.	181,242	37,803,456
United Therapeutics Corp. *	19,393	2,246,679
Vertex Pharmaceuticals, Inc. *	114,507	19,011,597
Waters Corp. *	35,446	7,253,670
Zoetis, Inc.	218,985	17,707,127
		337,536,504

Real Estate 4.0%
Alexandria Real Estate Equities, Inc.	43,959	5,332,666
American Campus Communities, Inc.	62,379	2,275,586
American Homes 4 Rent, Class A	124,758	2,394,106
American Tower Corp.	193,732	26,992,680
Apartment Investment & Management Co., Class A	71,069	2,747,527

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
AvalonBay Communities, Inc.	61,876	9,653,893
Boston Properties, Inc.	68,898	8,189,905
CBRE Group, Inc., Class A *	132,537	6,196,105
Crown Castle International Corp.	184,471	20,302,878
Digital Realty Trust, Inc.	91,937	9,252,540
Duke Realty Corp.	160,362	3,972,167
Equinix, Inc.	35,587	13,953,663
Equity LifeStyle Properties, Inc.	37,995	3,214,757
Essex Property Trust, Inc.	29,827	6,676,177
Extra Space Storage, Inc.	58,213	4,951,016
Federal Realty Investment Trust	33,420	3,807,875
Forest City Realty Trust, Inc., Class A	120,033	2,553,102
Highwoods Properties, Inc.	44,463	1,912,354
Invitation Homes, Inc.	128,427	2,793,287
JBG SMITH Properties	38,203	1,247,328
Jones Lang LaSalle, Inc.	21,383	3,434,324
Kilroy Realty Corp.	43,022	2,929,798
Mid-America Apartment Communities, Inc.	52,077	4,469,248
Park Hotels & Resorts, Inc.	76,472	1,987,507
Public Storage	67,539	13,132,283
Realogy Holdings Corp.	62,780	1,604,029
SBA Communications Corp. *	53,914	8,479,055
Simon Property Group, Inc.	141,258	21,684,516
Sun Communities, Inc.	36,448	3,191,387
The Macerich Co.	48,804	2,876,508
UDR, Inc.	120,760	4,059,951
Vornado Realty Trust	76,407	5,078,773
Welltower, Inc.	168,770	8,860,425
		220,207,416

Retailing 11.4%
Advance Auto Parts, Inc.	29,466	3,366,491
Amazon.com, Inc. *	180,931	273,649,091
AutoNation, Inc. *	28,985	1,455,337
AutoZone, Inc. *	12,421	8,256,487
Booking Holdings, Inc. *	22,010	44,769,220
Burlington Stores, Inc. *	31,949	3,918,225
CarMax, Inc. *	82,319	5,097,193
Dollar General Corp.	119,336	11,287,992
Dollar Tree, Inc. *	108,533	11,139,827
Expedia, Inc.	56,512	5,943,367
Liberty Interactive Corp. QVC Group, Class A *	214,018	6,178,700
Liberty Ventures, Series A *	36,700	1,964,184
LKQ Corp. *	139,198	5,495,537
Lowe's Cos., Inc.	375,410	33,632,982
Netflix, Inc. *	196,538	57,267,242
O'Reilly Automotive, Inc. *	38,333	9,360,535
Ross Stores, Inc.	175,380	13,695,424
The Home Depot, Inc.	526,554	95,974,998
The Michaels Cos., Inc. *	54,350	1,250,594
The TJX Cos., Inc.	290,847	24,047,230
Tiffany & Co.	45,435	4,590,752
Tractor Supply Co.	53,149	3,450,965
TripAdvisor, Inc. *	40,222	1,612,098
Ulta Salon, Cosmetics & Fragrance, Inc. *	26,827	5,455,270
		632,859,741

Semiconductors & Semiconductor Equipment 2.7%
Broadcom Ltd.	184,418	45,451,660
Lam Research Corp.	73,400	14,082,524
Microsemi Corp. *	56,116	3,641,929
NVIDIA Corp.	274,239	66,365,838
ON Semiconductor Corp. *	188,475	4,508,322

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Qorvo, Inc. *	56,766	4,581,584
Skyworks Solutions, Inc.	82,085	8,967,786
		147,599,643

Software & Services 21.5%
Accenture plc, Class A	279,085	44,935,476
Activision Blizzard, Inc.	342,628	25,056,386
Adobe Systems, Inc. *	222,947	46,624,906
Akamai Technologies, Inc. *	79,157	5,339,931
Alliance Data Systems Corp.	21,601	5,204,977
Alphabet, Inc., Class A *	134,943	148,966,277
Alphabet, Inc., Class C *	136,393	150,677,439
ANSYS, Inc. *	38,325	6,129,700
Autodesk, Inc. *	98,379	11,556,581
Automatic Data Processing, Inc.	201,570	23,245,052
Cadence Design Systems, Inc. *	130,254	5,049,948
CDK Global, Inc.	59,050	4,055,554
Citrix Systems, Inc. *	64,524	5,936,208
Cognizant Technology Solutions Corp., Class A	266,129	21,827,901
Dell Technologies, Inc., Class V *	91,168	6,772,871
eBay, Inc. *	439,619	18,842,070
Electronic Arts, Inc. *	138,378	17,117,359
Facebook, Inc., Class A *	1,079,221	192,446,689
Fidelity National Information Services, Inc.	152,246	14,795,266
First Data Corp., Class A *	205,683	3,212,768
Fiserv, Inc. *	93,688	13,433,922
FleetCor Technologies, Inc. *	40,547	8,106,562
Fortinet, Inc. *	67,835	3,423,632
Gartner, Inc. *	41,961	4,758,797
Global Payments, Inc.	72,442	8,214,198
IAC/InterActiveCorp *	33,635	5,008,588
Intuit, Inc.	110,520	18,441,367
Jack Henry & Associates, Inc.	36,235	4,250,366
LogMeIn, Inc.	23,505	2,716,003
MasterCard, Inc., Class A	419,427	73,718,490
Nuance Communications, Inc. *	115,391	1,853,179
PayPal Holdings, Inc. *	510,691	40,553,972
PTC, Inc. *	51,818	3,822,096
Red Hat, Inc. *	79,501	11,718,447
Sabre Corp.	85,051	1,953,621
salesforce.com, Inc. *	308,533	35,866,961
ServiceNow, Inc. *	78,875	12,699,664
Snap, Inc., Class A *	99,838	1,729,194
Splunk, Inc. *	64,153	5,979,060
Square, Inc., Class A *	121,590	5,599,219
SS&C Technologies Holdings, Inc.	78,925	3,908,366
Synopsys, Inc. *	69,285	5,866,361
Take-Two Interactive Software, Inc. *	51,556	5,767,570
The Ultimate Software Group, Inc. *	12,296	2,932,104
Total System Services, Inc.	77,961	6,856,670
Twitter, Inc. *	288,046	9,177,146
Tyler Technologies, Inc. *	15,688	3,186,390
VeriSign, Inc. *	37,702	4,374,186
Visa, Inc., Class A	819,024	100,690,811
VMware, Inc., Class A *	32,615	4,297,026
Workday, Inc., Class A *	61,323	7,767,784
Worldpay, Inc., Class A *	134,196	10,907,451
Zillow Group, Inc., Class A *	27,458	1,305,353
Zillow Group, Inc., Class C *	45,618	2,174,610
		1,190,852,525

Technology Hardware & Equipment 8.5%
Amphenol Corp., Class A	140,864	12,873,561
Apple, Inc.	2,319,764	413,196,364
Arista Networks, Inc. *	21,484	5,795,094
CDW Corp.	70,095	5,112,028

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cognex Corp.	77,752	4,176,060
CommScope Holding Co., Inc. *	87,964	3,405,086
F5 Networks, Inc. *	29,321	4,354,755
IPG Photonics Corp. *	16,856	4,140,508
Juniper Networks, Inc.	166,095	4,261,998
Palo Alto Networks, Inc. *	41,145	7,133,308
Trimble, Inc. *	112,088	4,251,498
		468,700,260

Telecommunication Services 0.2%
Sprint Corp. *	304,254	1,579,078
T-Mobile US, Inc. *	131,161	7,949,668
Zayo Group Holdings, Inc. *	82,058	2,941,780
		12,470,526

Transportation 2.2%
Alaska Air Group, Inc.	56,527	3,645,991
AMERCO	2,780	956,320
FedEx Corp.	111,999	27,597,674
Genesee & Wyoming, Inc., Class A *	29,410	2,044,877
J.B. Hunt Transport Services, Inc.	39,265	4,655,651
JetBlue Airways Corp. *	141,421	2,976,912
Kansas City Southern	47,624	4,907,177
Old Dominion Freight Line, Inc.	31,496	4,375,424
Southwest Airlines Co.	245,894	14,222,509
Union Pacific Corp.	355,795	46,342,299
United Continental Holdings, Inc. *	115,428	7,824,864
XPO Logistics, Inc. *	43,883	4,319,404
		123,869,102

Utilities 0.0%
Calpine Corp. *	155,153	2,361,429
Total Common Stock
(Cost $4,052,147,028)		5,536,416,834

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30% (c)	4,034,118	4,034,118

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.29% (c)	8,165,873	8,165,873
Total Other Investment Companies
(Cost $12,199,991)		12,199,991

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini expires 03/16/18	115	8,100,600	(27,814)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,777,497.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2018 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.
Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.2%
Adient plc	29,517	1,831,825
Aptiv plc	85,337	7,793,828
Autoliv, Inc. (a)	28,249	4,052,037
BorgWarner, Inc.	62,268	3,056,114
Ford Motor Co.	1,254,522	13,310,478
General Motors Co.	410,541	16,154,788
Harley-Davidson, Inc.	54,830	2,488,185
The Goodyear Tire & Rubber Co.	80,518	2,330,191
		51,017,446

Banks 12.3%
Bank of America Corp.	3,125,411	100,325,693
BB&T Corp.	256,477	13,939,525
BOK Financial Corp.	7,109	671,445
Citigroup, Inc.	851,883	64,308,648
Citizens Financial Group, Inc.	159,825	6,950,789
Comerica, Inc.	58,191	5,657,329
Cullen/Frost Bankers, Inc.	19,468	2,024,477
Fifth Third Bancorp	226,096	7,472,473
Huntington Bancshares, Inc.	347,786	5,460,240
JPMorgan Chase & Co.	1,118,034	129,132,927
KeyCorp	347,099	7,334,202
M&T Bank Corp.	48,250	9,159,780
New York Community Bancorp, Inc.	157,865	2,150,121
People's United Financial, Inc.	106,638	2,041,051
Regions Financial Corp.	369,120	7,164,619
SunTrust Banks, Inc.	152,998	10,685,380
TFS Financial Corp.	10,697	156,818
The PNC Financial Services Group, Inc.	152,775	24,086,507
U.S. Bancorp	506,272	27,520,946
Wells Fargo & Co.	1,427,357	83,371,923
		509,614,893

Capital Goods 7.4%
AGCO Corp.	21,208	1,412,453
Allison Transmission Holdings, Inc.	45,418	1,799,915
Arconic, Inc.	133,368	3,252,846
Caterpillar, Inc.	191,275	29,576,853
Donaldson Co., Inc.	42,103	1,998,208
Eaton Corp. plc	142,277	11,481,754
Emerson Electric Co.	204,852	14,556,783
Flowserve Corp.	42,292	1,791,066
Fluor Corp.	46,764	2,660,872
General Dynamics Corp.	89,626	19,937,304
General Electric Co.	2,788,977	39,352,465
Harris Corp.	38,617	6,030,045
Honeywell International, Inc.	245,161	37,046,279
Illinois Tool Works, Inc.	99,090	15,997,090
Ingersoll-Rand plc	81,225	7,212,780
Jacobs Engineering Group, Inc.	40,133	2,450,521
Johnson Controls International plc	298,104	10,991,094
L3 Technologies, Inc.	25,077	5,204,731
Lincoln Electric Holdings, Inc.	20,557	1,799,560

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Masco Corp.	103,152	4,241,610
Orbital ATK, Inc.	18,537	2,447,996
PACCAR, Inc.	113,548	8,128,901
Parker-Hannifin Corp.	42,817	7,641,550
Raytheon Co.	92,827	20,190,801
Rockwell Automation, Inc.	41,017	7,415,874
Rockwell Collins, Inc.	52,714	7,259,772
United Technologies Corp.	239,002	32,203,129
Xylem, Inc.	57,575	4,293,944
		308,376,196

Commercial & Professional Services 0.6%
ManpowerGroup, Inc.	21,593	2,557,907
Nielsen Holdings plc	108,526	3,541,203
Republic Services, Inc.	72,040	4,839,647
The Dun & Bradstreet Corp.	11,448	1,431,458
Waste Management, Inc.	129,308	11,161,867
		23,532,082

Consumer Durables & Apparel 0.6%
Garmin Ltd.	35,431	2,098,932
Hanesbrands, Inc.	120,722	2,342,007
Hasbro, Inc.	36,275	3,466,802
Leggett & Platt, Inc.	41,571	1,806,676
Mattel, Inc.	108,574	1,726,326
Tapestry, Inc.	91,835	4,675,320
VF Corp.	107,170	7,991,667
		24,107,730

Consumer Services 2.0%
Aramark	78,357	3,268,270
Carnival Corp.	130,783	8,750,691
Darden Restaurants, Inc.	39,964	3,684,281
H&R Block, Inc.	64,280	1,628,212
Las Vegas Sands Corp.	117,039	8,521,610
McDonald's Corp.	256,500	40,460,310
Service Corp. International	59,920	2,242,806
Wyndham Worldwide Corp.	33,191	3,842,854
Yum! Brands, Inc.	108,510	8,830,544
		81,229,578

Diversified Financials 4.2%
AGNC Investment Corp.	122,314	2,194,313
Ally Financial, Inc.	145,347	4,055,181
American Express Co.	231,408	22,564,594
Annaly Capital Management, Inc.	363,233	3,643,227
Capital One Financial Corp.	157,674	15,441,015
CME Group, Inc.	109,598	18,210,804
Discover Financial Services	116,712	9,200,407
Eaton Vance Corp.	36,332	1,923,053
Franklin Resources, Inc.	104,872	4,055,400
Invesco Ltd.	129,983	4,229,647
Janus Henderson Group plc	60,004	2,120,541
Lazard Ltd., Class A	42,904	2,315,529
Nasdaq, Inc.	37,541	3,031,436
Northern Trust Corp.	68,406	7,242,143
Santander Consumer USA Holdings, Inc.	34,298	560,772
Starwood Property Trust, Inc.	90,597	1,834,589
State Street Corp.	119,526	12,687,685
Synchrony Financial	234,546	8,535,129
The Bank of New York Mellon Corp.	329,417	18,786,652

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Goldman Sachs Group, Inc.	113,078	29,731,599
Voya Financial, Inc.	57,516	2,934,466
		175,298,182

Energy 7.6%
Andeavor	46,068	4,128,614
Apache Corp.	120,458	4,113,641
Chevron Corp.	610,277	68,302,202
ConocoPhillips	384,997	20,909,187
Devon Energy Corp.	173,470	5,320,325
Energen Corp. *	31,245	1,709,414
Exxon Mobil Corp.	1,362,103	103,165,681
Helmerich & Payne, Inc.	33,572	2,167,073
Hess Corp.	91,264	4,145,211
HollyFrontier Corp.	60,352	2,584,876
Kinder Morgan, Inc.	608,803	9,862,609
Marathon Oil Corp.	284,278	4,127,716
Marathon Petroleum Corp.	157,376	10,081,506
Murphy Oil Corp.	46,119	1,169,117
National Oilwell Varco, Inc.	126,059	4,423,410
Newfield Exploration Co. *	56,755	1,324,094
Noble Energy, Inc.	152,869	4,560,082
Occidental Petroleum Corp.	246,861	16,194,082
ONEOK, Inc.	130,051	7,325,773
Phillips 66	138,979	12,559,532
Range Resources Corp.	62,119	825,561
Targa Resources Corp.	73,412	3,277,846
TechnipFMC plc	144,761	4,172,012
The Williams Cos., Inc.	271,945	7,549,193
Valero Energy Corp.	140,842	12,734,934
		316,733,691

Food & Staples Retailing 2.0%
CVS Health Corp.	326,359	22,104,295
Sysco Corp.	152,465	9,094,537
The Kroger Co.	287,614	7,800,092
Walmart, Inc.	470,959	42,391,020
		81,389,944

Food, Beverage & Tobacco 6.8%
Altria Group, Inc.	615,032	38,716,264
Archer-Daniels-Midland Co.	179,527	7,453,961
Bunge Ltd.	44,827	3,381,301
Campbell Soup Co.	61,741	2,657,950
ConAgra Brands, Inc.	132,691	4,794,126
Dr. Pepper Snapple Group, Inc.	58,137	6,758,426
General Mills, Inc.	184,164	9,309,490
Hormel Foods Corp.	84,356	2,738,196
Ingredion, Inc.	22,667	2,961,217
Kellogg Co.	79,462	5,260,384
Lamb Weston Holdings, Inc.	46,141	2,495,767
McCormick & Co., Inc. Non-Voting Shares	37,884	4,045,254
Mondelez International, Inc., Class A	480,960	21,114,144
PepsiCo, Inc.	457,694	50,222,763
Philip Morris International, Inc.	500,663	51,843,654
Pilgrim's Pride Corp. *	21,582	543,866
Pinnacle Foods, Inc.	37,522	2,024,687
The Coca-Cola Co.	1,234,324	53,347,483
The Kraft Heinz Co.	193,162	12,951,512
		282,620,445

Health Care Equipment & Services 2.0%
Abbott Laboratories	560,186	33,796,021
Anthem, Inc.	82,508	19,420,733

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Baxter International, Inc.	161,758	10,965,575
Cardinal Health, Inc.	101,286	7,010,004
Quest Diagnostics, Inc.	43,653	4,498,442
Zimmer Biomet Holdings, Inc.	65,439	7,607,284
		83,298,059

Household & Personal Products 2.4%
Colgate-Palmolive Co.	281,314	19,402,227
Edgewell Personal Care Co. *	16,371	821,006
Kimberly-Clark Corp.	114,498	12,700,118
The Procter & Gamble Co.	820,866	64,454,398
		97,377,749

Insurance 4.3%
Aflac, Inc.	126,846	11,274,073
American Financial Group, Inc.	21,404	2,414,371
American International Group, Inc.	289,694	16,611,054
Arthur J. Gallagher & Co.	58,338	4,031,739
Assurant, Inc.	17,078	1,459,657
Axis Capital Holdings Ltd.	28,776	1,419,808
Brighthouse Financial, Inc. *	33,339	1,809,308
Brown & Brown, Inc.	38,432	2,023,060
Chubb Ltd.	149,464	21,211,931
Cincinnati Financial Corp.	47,092	3,512,592
CNA Financial Corp.	9,590	489,665
FNF Group	86,689	3,461,492
Lincoln National Corp.	70,482	5,368,614
Loews Corp.	86,647	4,274,297
Marsh & McLennan Cos., Inc.	164,457	13,653,220
MetLife, Inc.	337,747	15,600,534
Principal Financial Group, Inc.	85,219	5,311,700
Prudential Financial, Inc.	136,097	14,469,833
Reinsurance Group of America, Inc.	20,327	3,126,089
The Allstate Corp.	115,938	10,696,440
The Hartford Financial Services Group, Inc.	115,449	6,101,480
The Progressive Corp.	188,927	10,878,417
The Travelers Cos., Inc.	87,750	12,197,250
Torchmark Corp.	34,247	2,923,666
Unum Group	71,491	3,643,181
		177,963,471

Materials 3.9%
Air Products & Chemicals, Inc.	69,578	11,187,447
Albemarle Corp.	35,312	3,546,384
Ashland Global Holdings, Inc.	21,012	1,488,070
Avery Dennison Corp.	28,360	3,350,734
Celanese Corp., Series A	43,790	4,416,659
CF Industries Holdings, Inc.	77,356	3,190,161
DowDuPont, Inc.	752,631	52,909,959
Eastman Chemical Co.	46,360	4,686,069
Freeport-McMoRan, Inc. *	429,590	7,990,374
Huntsman Corp.	68,940	2,224,694
International Paper Co.	132,457	7,893,113
LyondellBasell Industries N.V., Class A	105,608	11,428,898
Newmont Mining Corp.	170,220	6,502,404
Nucor Corp.	101,774	6,656,020
PPG Industries, Inc.	82,054	9,226,152
Reliance Steel & Aluminum Co.	25,278	2,279,317
RPM International, Inc.	41,355	2,058,238
Sonoco Products Co.	30,532	1,464,620
Steel Dynamics, Inc.	74,489	3,445,116
The Chemours Co.	59,848	2,843,378
The Mosaic Co.	110,061	2,896,806
W.R. Grace & Co.	23,400	1,548,612

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Westlake Chemical Corp.	11,938	1,292,408
WestRock Co.	83,152	5,468,075
		159,993,708

Media 1.7%
CBS Corp., Class B Non-Voting Shares	119,516	6,330,763
DISH Network Corp., Class A *	73,738	3,074,137
Liberty Broadband Corp., Class A *	8,910	778,556
Liberty Broadband Corp., Class C *	48,130	4,229,665
News Corp., Class A	123,981	1,999,814
News Corp., Class B	39,455	647,062
Omnicom Group, Inc.	74,217	5,657,562
The Interpublic Group of Cos., Inc.	126,848	2,968,243
Time Warner, Inc.	250,918	23,325,337
Twenty-First Century Fox, Inc., Class A	334,654	12,321,960
Twenty-First Century Fox, Inc., Class B	144,741	5,271,467
Viacom, Inc., Class B	116,139	3,872,074
		70,476,640

Pharmaceuticals, Biotechnology & Life Sciences 9.4%
AbbVie, Inc.	513,607	59,491,099
Agilent Technologies, Inc.	102,892	7,057,362
Bristol-Myers Squibb Co.	526,568	34,858,802
Eli Lilly & Co.	311,633	24,001,974
Gilead Sciences, Inc.	420,611	33,114,704
Johnson & Johnson	865,319	112,387,632
Merck & Co., Inc.	881,152	47,776,061
Pfizer, Inc.	1,919,791	69,707,611
		388,395,245

Real Estate 2.0%
Brixmor Property Group, Inc.	86,083	1,337,730
Camden Property Trust	28,713	2,288,713
Colony NorthStar, Inc., Class A	173,626	1,350,810
Douglas Emmett, Inc.	49,134	1,756,541
Equity Residential	117,208	6,590,606
Gaming & Leisure Properties, Inc.	68,546	2,279,840
GGP, Inc.	198,562	4,203,558
HCP, Inc.	150,388	3,254,396
Healthcare Trust of America, Inc., Class A	66,358	1,648,996
Host Hotels & Resorts, Inc.	237,112	4,400,799
Iron Mountain, Inc.	92,814	2,919,928
Kimco Realty Corp.	136,915	2,048,248
Lamar Advertising Co., Class A	28,185	1,873,457
Liberty Property Trust	49,970	1,961,822
National Retail Properties, Inc.	49,017	1,825,393
Omega Healthcare Investors, Inc. (a)	67,704	1,725,098
Prologis, Inc.	170,161	10,325,369
Realty Income Corp.	93,154	4,581,314
Regency Centers Corp.	48,659	2,827,575
Senior Housing Properties Trust	76,441	1,157,317
SL Green Realty Corp.	33,441	3,241,102
Spirit Realty Capital, Inc.	143,723	1,121,039
Ventas, Inc.	112,194	5,421,214
VEREIT, Inc.	313,549	2,147,811
Weingarten Realty Investors	37,339	1,013,007
Weyerhaeuser Co.	240,681	8,431,055
WP Carey, Inc.	36,747	2,201,880
		83,934,618

Retailing 1.0%
Bed Bath & Beyond, Inc.	49,188	1,054,591
Best Buy Co., Inc.	81,658	5,915,305
Foot Locker, Inc.	39,173	1,798,432

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Genuine Parts Co.	47,702	4,380,952
Kohl's Corp.	54,567	3,606,333
L Brands, Inc.	82,094	4,049,697
Macy's, Inc.	96,320	2,832,771
Nordstrom, Inc.	38,260	1,963,120
Signet Jewelers Ltd.	17,453	877,537
Target Corp.	175,092	13,203,688
The Gap, Inc.	70,834	2,236,938
Williams-Sonoma, Inc.	26,134	1,352,696
		43,272,060

Semiconductors & Semiconductor Equipment 5.4%
Advanced Micro Devices, Inc. *	260,513	3,154,812
Analog Devices, Inc.	118,893	10,718,204
Applied Materials, Inc.	343,731	19,795,468
First Solar, Inc. *	27,033	1,699,024
Intel Corp.	1,507,305	74,295,063
KLA-Tencor Corp.	50,264	5,695,414
Marvell Technology Group Ltd.	137,155	3,221,771
Maxim Integrated Products, Inc.	90,639	5,523,541
Microchip Technology, Inc.	74,645	6,638,180
Micron Technology, Inc. *	370,868	18,102,067
QUALCOMM, Inc.	474,003	30,810,195
Teradyne, Inc.	61,656	2,799,182
Texas Instruments, Inc.	317,817	34,435,472
Xilinx, Inc.	81,206	5,785,928
		222,674,321

Software & Services 8.8%
Broadridge Financial Solutions, Inc.	37,228	3,736,947
CA, Inc.	100,519	3,528,217
CSRA, Inc.	51,667	2,094,064
DXC Technology Co.	91,932	9,426,707
International Business Machines Corp.	277,139	43,186,570
Leidos Holdings, Inc.	47,473	3,005,516
Microsoft Corp.	2,485,354	233,051,645
Oracle Corp.	980,320	49,672,814
Paychex, Inc.	102,318	6,663,971
Symantec Corp.	204,011	5,363,449
Teradata Corp. *	39,850	1,467,277
The Western Union Co.	149,127	2,955,697
		364,152,874

Technology Hardware & Equipment 3.7%
Arrow Electronics, Inc. *	29,769	2,428,555
Avnet, Inc.	36,838	1,572,983
Cisco Systems, Inc.	1,592,522	71,313,135
Corning, Inc.	280,215	8,148,652
FLIR Systems, Inc.	45,462	2,232,184
Hewlett Packard Enterprise Co.	508,311	9,449,501
HP, Inc.	531,768	12,438,054
Jabil, Inc.	56,555	1,532,075
Keysight Technologies, Inc. *	57,652	2,710,221
Motorola Solutions, Inc.	51,923	5,511,626
National Instruments Corp.	37,032	1,872,338
NCR Corp. *	41,414	1,366,662
NetApp, Inc.	85,581	5,181,930
Seagate Technology plc	96,747	5,166,290
TE Connectivity Ltd.	112,257	11,572,574
Western Digital Corp.	96,509	8,400,143
Xerox Corp.	71,899	2,179,978
		153,076,901

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Telecommunication Services 3.4%
AT&T, Inc.	1,976,072	71,731,413
CenturyLink, Inc.	312,946	5,529,756
Verizon Communications, Inc.	1,313,431	62,703,196
		139,964,365

Transportation 1.9%
American Airlines Group, Inc.	136,494	7,404,800
C.H. Robinson Worldwide, Inc.	44,970	4,198,399
CSX Corp.	287,303	15,433,917
Delta Air Lines, Inc.	211,118	11,379,260
Expeditors International of Washington, Inc.	57,040	3,705,319
Macquarie Infrastructure Corp.	25,592	1,036,476
Norfolk Southern Corp.	92,042	12,801,201
United Parcel Service, Inc., Class B	221,256	23,101,339
		79,060,711

Utilities 5.2%
AES Corp.	224,341	2,438,587
Alliant Energy Corp.	78,509	3,034,373
Ameren Corp.	76,226	4,139,072
American Electric Power Co., Inc.	157,969	10,359,607
American Water Works Co., Inc.	55,537	4,407,416
Aqua America, Inc.	58,398	1,996,627
Atmos Energy Corp.	36,387	2,928,790
Avangrid, Inc.	20,661	1,002,472
CenterPoint Energy, Inc.	136,172	3,683,452
CMS Energy Corp.	94,098	3,994,460
Consolidated Edison, Inc.	101,851	7,627,621
Dominion Energy, Inc.	208,246	15,424,781
DTE Energy Co.	56,153	5,659,099
Duke Energy Corp.	226,042	17,030,004
Edison International	103,193	6,252,464
Entergy Corp.	57,049	4,325,455
Eversource Energy	99,457	5,669,049
Exelon Corp.	309,020	11,446,101
FirstEnergy Corp.	142,461	4,605,764
Great Plains Energy, Inc.	75,212	2,192,430
National Fuel Gas Co.	27,581	1,363,329
NextEra Energy, Inc.	151,327	23,024,403
NiSource, Inc.	106,905	2,472,713
NRG Energy, Inc.	96,024	2,483,181
OGE Energy Corp.	67,527	2,116,296
PG&E Corp.	168,888	6,939,608
Pinnacle West Capital Corp.	36,921	2,841,440
PPL Corp.	216,938	6,215,274
Public Service Enterprise Group, Inc.	163,149	7,901,306
SCANA Corp.	44,843	1,778,922
Sempra Energy	80,736	8,798,609
The Southern Co.	323,741	13,940,287
UGI Corp.	54,553	2,350,689
Vistra Energy Corp. *	88,306	1,673,399
WEC Energy Group, Inc.	99,390	5,955,449
Westar Energy, Inc.	47,423	2,310,923
Xcel Energy, Inc.	160,625	6,951,850
		217,335,302
Total Common Stock
(Cost $3,436,310,583)		4,134,896,211

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30% (b)	4,003,734	4,003,734

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.29% (b)	4,955,975	4,955,975
Total Other Investment Companies
(Cost $8,959,709)		8,959,709

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini expires 03/16/18	165	9,940,425	(40,264)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,771,580.
(b)	The rate shown is the 7-day yield.

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.
Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 2.0%
Adient plc	131,966	8,189,810
BorgWarner, Inc.	282,190	13,849,885
Delphi Technologies plc	125,524	5,993,771
Gentex Corp.	402,024	9,129,965
Harley-Davidson, Inc.	237,827	10,792,589
Lear Corp.	95,351	17,789,636
The Goodyear Tire & Rubber Co.	348,774	10,093,520
Thor Industries, Inc.	69,702	8,991,558
		84,830,734

Banks 4.7%
Associated Banc-Corp.	244,416	6,037,075
Bank of the Ozarks, Inc.	171,309	8,546,606
BankUnited, Inc.	150,235	6,042,452
BOK Financial Corp.	34,866	3,293,094
CIT Group, Inc.	185,629	9,847,618
Commerce Bancshares, Inc.	133,560	7,715,761
Cullen/Frost Bankers, Inc.	81,398	8,464,578
East West Bancorp, Inc.	203,961	13,369,644
F.N.B. Corp.	458,864	6,433,273
First Hawaiian, Inc.	72,835	2,024,085
Investors Bancorp, Inc.	362,690	4,896,315
MGIC Investment Corp. *	523,535	7,219,548
New York Community Bancorp, Inc.	691,355	9,416,255
PacWest Bancorp	183,437	9,564,405
People's United Financial, Inc.	487,782	9,336,148
Pinnacle Financial Partners, Inc.	105,496	6,809,767
Popular, Inc.	143,743	6,038,643
Prosperity Bancshares, Inc.	100,181	7,513,575
Signature Bank *	76,120	11,127,983
SVB Financial Group *	74,699	18,598,557
Synovus Financial Corp.	168,820	8,322,826
TFS Financial Corp.	80,778	1,184,206
Webster Financial Corp.	130,923	7,145,777
Western Alliance Bancorp *	136,677	7,990,137
Zions Bancorp	282,163	15,510,500
		202,448,828

Capital Goods 11.0%
A.O. Smith Corp.	206,156	13,233,154
Acuity Brands, Inc.	60,056	8,562,784
AECOM *	225,709	8,014,927
AGCO Corp.	94,380	6,285,708
Allegion plc	134,032	11,273,432
Allison Transmission Holdings, Inc.	193,887	7,683,742
BWX Technologies, Inc.	141,668	8,919,417
Carlisle Cos., Inc.	88,041	9,060,299
Colfax Corp. *	136,565	4,341,401
Crane Co.	71,216	6,573,949
Curtiss-Wright Corp.	62,195	8,395,081
Donaldson Co., Inc.	184,378	8,750,580
EMCOR Group, Inc.	83,169	6,346,626
Flowserve Corp.	186,651	7,904,670

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Fluor Corp.	198,166	11,275,645
Fortune Brands Home & Security, Inc.	218,005	13,224,183
Gardner Denver Holdings, Inc. *	99,869	3,196,807
Graco, Inc.	239,736	10,632,292
HD Supply Holdings, Inc. *	265,645	9,629,631
HEICO Corp.	45,942	3,932,635
HEICO Corp., Class A	82,502	5,981,395
Hexcel Corp.	126,492	8,510,382
Hubbell, Inc.	77,574	10,166,073
Huntington Ingalls Industries, Inc.	64,209	16,823,400
IDEX Corp.	107,991	14,773,169
ITT, Inc.	123,775	6,211,030
Jacobs Engineering Group, Inc.	169,188	10,330,619
Lennox International, Inc.	53,411	10,929,493
Lincoln Electric Holdings, Inc.	87,198	7,633,313
MSC Industrial Direct Co., Inc., Class A	63,388	5,545,182
Nordson Corp.	71,637	9,604,373
Orbital ATK, Inc.	81,116	10,712,179
Oshkosh Corp.	106,669	8,419,384
Owens Corning	157,330	12,790,929
Quanta Services, Inc. *	218,930	7,539,949
Regal Beloit Corp.	62,810	4,541,163
Sensata Technologies Holding N.V. *	241,914	12,787,574
Snap-on, Inc.	80,769	12,860,040
Spirit AeroSystems Holdings, Inc., Class A	164,641	15,030,077
Teledyne Technologies, Inc. *	50,387	9,369,463
The Middleby Corp. *	79,228	9,527,167
The Timken Co.	96,580	4,230,204
The Toro Co.	152,743	9,709,873
Trinity Industries, Inc.	216,698	7,073,023
United Rentals, Inc. *	119,615	20,943,390
USG Corp. *	127,294	4,254,165
WABCO Holdings, Inc. *	71,394	9,850,230
Wabtec Corp.	120,747	9,821,561
Watsco, Inc.	43,368	7,171,766
Woodward, Inc.	79,102	5,602,795
Xylem, Inc.	253,945	18,939,218
		474,919,542

Commercial & Professional Services 2.3%
Clean Harbors, Inc. *	73,253	3,657,522
Copart, Inc. *	282,411	13,219,659
CoStar Group, Inc. *	50,987	17,444,182
KAR Auction Services, Inc.	193,420	10,460,154
ManpowerGroup, Inc.	94,198	11,158,695
Robert Half International, Inc.	177,860	10,150,470
Rollins, Inc.	135,090	6,790,974
Stericycle, Inc. *	122,483	7,676,010
The Dun & Bradstreet Corp.	51,966	6,497,829
TransUnion *	210,134	11,992,347
		99,047,842

Consumer Durables & Apparel 3.4%
Brunswick Corp.	125,044	7,152,517
Carter's, Inc.	67,594	7,886,868
Columbia Sportswear Co.	41,027	3,100,821
Garmin Ltd.	156,789	9,288,180
Hanesbrands, Inc.	519,312	10,074,653
Leggett & Platt, Inc.	186,216	8,092,947
Lululemon Athletica, Inc. *	136,057	11,034,223
Mattel, Inc.	486,319	7,732,472
Michael Kors Holdings Ltd. *	215,160	13,540,019
NVR, Inc. *	4,914	13,971,337
Polaris Industries, Inc.	81,982	9,345,128
PulteGroup, Inc.	382,826	10,745,926
Ralph Lauren Corp.	78,020	8,257,637

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Skechers U.S.A., Inc., Class A *	190,880	7,810,809
Tempur Sealy International, Inc. *	64,618	3,194,068
Toll Brothers, Inc.	208,900	9,156,087
Under Armour, Inc., Class A *(a)	260,360	4,316,769
Under Armour, Inc., Class C *(a)	259,818	3,910,261
		148,610,722

Consumer Services 3.1%
Aramark	346,931	14,470,492
Bright Horizons Family Solutions, Inc. *	74,813	7,149,878
Cracker Barrel Old Country Store, Inc. (a)	33,780	5,273,058
Darden Restaurants, Inc.	175,714	16,199,074
Domino's Pizza, Inc.	62,353	13,867,931
Dunkin' Brands Group, Inc.	127,153	7,615,193
Extended Stay America, Inc.	275,544	5,519,146
H&R Block, Inc.	297,072	7,524,834
Service Corp. International	263,729	9,871,376
ServiceMaster Global Holdings, Inc. *	192,603	9,892,090
Six Flags Entertainment Corp.	110,229	7,064,577
Vail Resorts, Inc.	56,935	11,721,208
Wyndham Worldwide Corp.	143,984	16,670,468
		132,839,325

Diversified Financials 5.9%
Affiliated Managers Group, Inc.	79,016	14,962,470
AGNC Investment Corp.	555,956	9,973,851
Cboe Global Markets, Inc.	161,453	18,084,351
Chimera Investment Corp.	268,492	4,499,926
Credit Acceptance Corp. *	17,861	5,620,678
E*TRADE Financial Corp. *	383,163	20,012,603
Eaton Vance Corp.	165,252	8,746,788
FactSet Research Systems, Inc.	55,231	11,221,835
Federated Investors, Inc., Class B	135,245	4,406,282
Janus Henderson Group plc	257,551	9,101,852
Lazard Ltd., Class A	182,848	9,868,307
Legg Mason, Inc.	120,396	4,805,004
Leucadia National Corp.	446,444	10,710,192
LPL Financial Holdings, Inc.	127,738	8,209,721
MarketAxess Holdings, Inc.	52,903	10,707,567
MFA Financial, Inc.	565,805	4,028,532
Morningstar, Inc.	26,574	2,483,340
MSCI, Inc.	128,018	18,117,107
Navient Corp.	372,342	4,825,552
New Residential Investment Corp.	470,160	7,583,681
OneMain Holdings, Inc. *	101,579	3,114,412
Raymond James Financial, Inc.	180,917	16,772,815
Santander Consumer USA Holdings, Inc.	160,666	2,626,889
SEI Investments Co.	185,025	13,475,371
SLM Corp. *	606,509	6,617,013
Starwood Property Trust, Inc.	372,907	7,551,367
Two Harbors Investment Corp.	247,080	3,629,605
Voya Financial, Inc.	255,598	13,040,610
		254,797,721

Energy 3.1%
Antero Resources Corp. *	311,004	5,849,985
Centennial Resource Development, Inc., Class A *	240,586	4,590,381
Chesapeake Energy Corp. *(a)	1,276,326	3,599,239
CNX Resources Corp. *	290,588	4,669,749
Core Laboratories N.V.	63,085	6,495,232
Diamondback Energy, Inc. *	140,265	17,482,629
Energen Corp. *	136,856	7,487,392
Helmerich & Payne, Inc.	155,174	10,016,482
HollyFrontier Corp.	252,762	10,825,796
Murphy Oil Corp.	229,097	5,807,609

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Newfield Exploration Co. *	281,113	6,558,366
Parsley Energy, Inc., Class A *	334,235	8,449,461
Range Resources Corp.	319,745	4,249,411
RPC, Inc. (a)	85,395	1,677,158
RSP Permian, Inc. *	175,853	6,736,928
Targa Resources Corp.	305,598	13,644,951
Transocean Ltd. *	591,644	5,389,877
Weatherford International plc *	1,377,733	3,623,438
WPX Energy, Inc. *	564,284	7,973,333
		135,127,417

Food & Staples Retailing 0.4%
Casey's General Stores, Inc.	54,243	6,092,031
Sprouts Farmers Market, Inc. *	175,476	4,520,262
US Foods Holding Corp. *	205,678	6,867,589
		17,479,882

Food, Beverage & Tobacco 1.6%
Blue Buffalo Pet Products, Inc. *	133,457	5,346,287
Flowers Foods, Inc.	265,092	5,498,008
Ingredion, Inc.	101,770	13,295,233
Lamb Weston Holdings, Inc.	206,535	11,171,478
Lancaster Colony Corp.	28,262	3,344,525
National Beverage Corp.	16,139	1,580,654
Pilgrim's Pride Corp. *	73,747	1,858,424
Pinnacle Foods, Inc.	167,565	9,041,807
Post Holdings, Inc. *	93,393	7,077,322
Seaboard Corp.	365	1,478,980
The Hain Celestial Group, Inc. *	149,468	5,198,497
TreeHouse Foods, Inc. *	80,324	3,053,919
		67,945,134

Health Care Equipment & Services 4.1%
ABIOMED, Inc. *	59,701	16,010,614
Acadia Healthcare Co., Inc. *	116,749	4,448,137
athenahealth, Inc. *	56,262	7,862,052
DexCom, Inc. *	124,017	6,962,314
Encompass Health Corp.	139,367	7,422,686
Envision Healthcare Corp. *	174,069	6,701,656
Hill-Rom Holdings, Inc.	94,453	7,901,938
Masimo Corp. *	66,988	5,863,460
Medidata Solutions, Inc. *	81,950	5,380,837
MEDNAX, Inc. *	131,884	7,250,982
Molina Healthcare, Inc. *	63,168	4,567,046
Patterson Cos., Inc.	118,821	3,752,367
ResMed, Inc.	200,951	19,144,602
STERIS plc	119,643	10,923,406
Teleflex, Inc.	63,730	15,921,666
Varian Medical Systems, Inc. *	129,758	15,485,320
Veeva Systems, Inc., Class A *	163,164	11,372,531
WellCare Health Plans, Inc. *	62,701	12,158,351
West Pharmaceutical Services, Inc.	105,439	9,196,390
		178,326,355

Household & Personal Products 0.5%
Edgewell Personal Care Co. *	79,930	4,008,489
Herbalife Ltd. *	88,408	8,142,377
Nu Skin Enterprises, Inc., Class A	71,232	5,014,733
Spectrum Brands Holdings, Inc.	32,444	3,202,547
		20,368,146

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Insurance 4.6%
Alleghany Corp. *	22,014	13,343,786
American Financial Group, Inc.	96,817	10,920,958
American National Insurance Co.	12,876	1,505,204
AmTrust Financial Services, Inc. (a)	126,577	1,515,127
Arthur J. Gallagher & Co.	257,277	17,780,413
Assurant, Inc.	75,868	6,484,438
Assured Guaranty Ltd.	167,874	5,805,083
Athene Holding Ltd., Class A *	114,735	5,416,639
Axis Capital Holdings Ltd.	117,172	5,781,267
Brighthouse Financial, Inc. *	136,645	7,415,724
Brown & Brown, Inc.	163,229	8,592,375
CNO Financial Group, Inc.	238,422	5,374,032
Erie Indemnity Co., Class A	26,852	3,105,971
Everest Re Group Ltd.	58,042	13,944,010
First American Financial Corp.	155,936	9,048,966
Old Republic International Corp.	345,699	6,924,351
Reinsurance Group of America, Inc.	90,653	13,941,525
RenaissanceRe Holdings Ltd.	56,726	7,276,811
The Hanover Insurance Group, Inc.	59,890	6,462,730
Torchmark Corp.	152,900	13,053,073
Unum Group	318,301	16,220,619
Validus Holdings Ltd.	113,552	7,680,657
W.R. Berkley Corp.	136,603	9,340,913
White Mountains Insurance Group Ltd.	5,069	4,089,923
		201,024,595

Materials 6.7%
Alcoa Corp. *	245,135	11,023,721
AptarGroup, Inc.	89,372	7,991,644
Ashland Global Holdings, Inc.	87,822	6,219,554
Avery Dennison Corp.	124,969	14,765,087
Axalta Coating Systems Ltd. *	311,837	9,604,580
Bemis Co., Inc.	130,419	5,750,174
Berry Global Group, Inc. *	185,779	10,106,378
CF Industries Holdings, Inc.	330,551	13,631,923
Crown Holdings, Inc. *	190,327	9,485,898
Eagle Materials, Inc.	68,276	6,843,303
FMC Corp.	191,086	14,996,429
Graphic Packaging Holding Co.	443,255	6,786,234
Huntsman Corp.	299,019	9,649,343
International Flavors & Fragrances, Inc.	111,659	15,771,834
NewMarket Corp.	13,153	5,496,770
Olin Corp.	234,925	7,635,063
Owens-Illinois, Inc. *	229,595	4,950,068
Packaging Corp. of America	133,424	15,904,141
Reliance Steel & Aluminum Co.	102,685	9,259,106
Royal Gold, Inc.	91,991	7,430,113
RPM International, Inc.	188,230	9,368,207
Sealed Air Corp.	254,406	10,779,182
Silgan Holdings, Inc.	107,978	3,071,974
Sonoco Products Co.	139,969	6,714,313
Steel Dynamics, Inc.	336,099	15,544,579
The Chemours Co.	263,112	12,500,451
The Mosaic Co.	496,762	13,074,776
The Scotts Miracle-Gro Co., Class A	57,628	5,177,300
Valvoline, Inc.	285,435	6,539,316
W.R. Grace & Co.	96,098	6,359,766
Westlake Chemical Corp.	51,005	5,521,801
		287,953,028

Media 2.5%
Altice USA, Inc., Class A *(a)	88,734	1,614,959
AMC Networks, Inc., Class A *	73,166	3,846,337
Cable One, Inc.	6,584	4,483,441

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cinemark Holdings, Inc.	149,845	6,377,403
Discovery Communications, Inc., Class A *	223,621	5,438,463
Discovery Communications, Inc., Class C *	286,332	6,579,909
Liberty Latin America Ltd., Class A *	71,335	1,476,634
Liberty Latin America Ltd., Class C *	159,979	3,271,571
Liberty Media Corp. - Liberty Formula One, Class A *	36,382	1,148,580
Liberty Media Corp. - Liberty Formula One, Class C *	285,364	9,397,036
Lions Gate Entertainment Corp., Class A *	87,927	2,483,058
Lions Gate Entertainment Corp., Class B *	157,977	4,240,103
Live Nation Entertainment, Inc. *	189,247	8,478,266
News Corp., Class A	546,553	8,815,900
News Corp., Class B	170,561	2,797,200
Scripps Networks Interactive, Inc., Class A	135,315	12,159,406
TEGNA, Inc.	304,432	3,914,996
The Interpublic Group of Cos., Inc.	552,414	12,926,488
The Madison Square Garden Co., Class A *	24,032	5,868,614
Tribune Media Co., Class A	102,241	4,260,382
		109,578,746

Pharmaceuticals, Biotechnology & Life Sciences 4.6%
ACADIA Pharmaceuticals, Inc. *	138,127	3,441,434
Akorn, Inc. *	130,153	2,204,792
Alkermes plc *	218,199	12,454,799
Alnylam Pharmaceuticals, Inc. *	115,955	13,933,153
Bio-Rad Laboratories, Inc., Class A *	28,334	7,651,313
Bio-Techne Corp.	53,193	7,518,299
Bioverativ, Inc. *	153,298	16,047,235
Bluebird Bio, Inc. *	69,248	13,918,848
Bruker Corp.	144,926	4,441,982
Catalent, Inc. *	188,459	7,868,163
Charles River Laboratories International, Inc. *	67,101	7,153,638
Exact Sciences Corp. *	170,708	7,615,284
Exelixis, Inc. *	398,505	10,281,429
Ionis Pharmaceuticals, Inc. *	177,178	9,358,542
Jazz Pharmaceuticals plc *	85,074	12,318,715
Juno Therapeutics, Inc. *	122,430	10,623,251
Neurocrine Biosciences, Inc. *	125,473	10,593,685
OPKO Health, Inc. *(a)	535,159	1,814,189
PerkinElmer, Inc.	155,028	11,834,837
PRA Health Sciences, Inc. *	72,276	6,071,184
Seattle Genetics, Inc. *	147,322	7,955,388
Syneos Health, Inc. *	79,652	3,337,419
TESARO, Inc. *	53,226	2,939,672
United Therapeutics Corp. *	61,160	7,085,386
		198,462,637

Real Estate 9.8%
Alexandria Real Estate Equities, Inc.	143,385	17,394,034
American Campus Communities, Inc.	192,498	7,022,327
American Homes 4 Rent, Class A	355,477	6,821,604
Apartment Investment & Management Co., Class A	221,707	8,571,193
Brixmor Property Group, Inc.	438,023	6,806,877
Camden Property Trust	132,014	10,522,836
Colony NorthStar, Inc., Class A	773,720	6,019,542
CubeSmart	254,014	6,810,115
CyrusOne, Inc.	129,844	6,479,216
DCT Industrial Trust, Inc.	133,125	7,368,469
DDR Corp.	418,641	3,265,400
Douglas Emmett, Inc.	224,373	8,021,335
Duke Realty Corp.	501,916	12,432,459
EPR Properties	90,678	5,225,773
Equity Commonwealth *	175,444	5,161,562
Equity LifeStyle Properties, Inc.	123,735	10,469,218
Extra Space Storage, Inc.	178,167	15,153,103
Forest City Realty Trust, Inc., Class A	380,881	8,101,339
Gaming & Leisure Properties, Inc.	285,368	9,491,340

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Gramercy Property Trust	226,548	4,904,764
Healthcare Realty Trust, Inc.	180,163	4,783,328
Healthcare Trust of America, Inc., Class A	288,575	7,171,089
Highwoods Properties, Inc.	146,098	6,283,675
Hospitality Properties Trust	231,916	5,899,943
Hudson Pacific Properties, Inc.	219,794	6,938,896
Invitation Homes, Inc.	407,875	8,871,281
Iron Mountain, Inc.	398,224	12,528,127
Jones Lang LaSalle, Inc.	64,799	10,407,367
Kilroy Realty Corp.	138,747	9,448,671
Kimco Realty Corp.	607,373	9,086,300
Lamar Advertising Co., Class A	119,296	7,929,605
Liberty Property Trust	208,109	8,170,359
Life Storage, Inc.	65,775	5,167,284
Medical Properties Trust, Inc.	514,233	6,304,497
National Retail Properties, Inc.	216,507	8,062,721
Omega Healthcare Investors, Inc. (a)	278,296	7,090,982
Outfront Media, Inc.	199,817	4,098,247
Paramount Group, Inc.	287,440	4,009,788
Park Hotels & Resorts, Inc.	229,261	5,958,493
Rayonier, Inc.	184,304	6,264,493
Realogy Holdings Corp.	192,202	4,910,761
Regency Centers Corp.	209,511	12,174,684
Retail Properties of America, Inc., Class A	326,785	3,908,349
RLJ Lodging Trust	246,660	4,886,335
Senior Housing Properties Trust	335,548	5,080,197
Spirit Realty Capital, Inc.	651,823	5,084,219
STORE Capital Corp.	233,380	5,563,779
Sun Communities, Inc.	112,509	9,851,288
Taubman Centers, Inc.	85,721	5,011,250
The Howard Hughes Corp. *	55,048	7,056,603
The Macerich Co.	153,627	9,054,775
UDR, Inc.	377,526	12,692,424
Uniti Group, Inc.	233,208	3,579,743
VEREIT, Inc.	1,373,818	9,410,653
Weingarten Realty Investors	168,844	4,580,738
WP Carey, Inc.	151,092	9,053,433
		422,416,883

Retailing 3.4%
Advance Auto Parts, Inc.	105,385	12,040,236
AutoNation, Inc. *	83,809	4,208,050
Bed Bath & Beyond, Inc.	203,637	4,365,977
Burlington Stores, Inc. *	96,234	11,802,138
Dick's Sporting Goods, Inc.	119,725	3,833,595
Floor & Decor Holdings, Inc., Class A *	45,445	2,048,206
Foot Locker, Inc.	175,401	8,052,660
Kohl's Corp.	240,257	15,878,585
Liberty Ventures, Series A *	114,663	6,136,764
LKQ Corp. *	438,002	17,292,319
Macy's, Inc.	431,923	12,702,855
Nordstrom, Inc.	164,494	8,440,187
Penske Automotive Group, Inc.	51,225	2,346,105
Pool Corp.	56,766	7,835,411
Signet Jewelers Ltd.	85,317	4,289,739
The Michaels Cos., Inc. *	156,110	3,592,091
Tractor Supply Co.	177,638	11,534,035
TripAdvisor, Inc. *	154,078	6,175,446
Williams-Sonoma, Inc.	109,192	5,651,778
		148,226,177

Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc. *	1,162,402	14,076,688
Cavium, Inc. *	98,260	8,749,070
Cypress Semiconductor Corp.	473,379	8,269,931
First Solar, Inc. *	116,872	7,345,405

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Marvell Technology Group Ltd.	601,875	14,138,044
Microsemi Corp. *	166,475	10,804,228
MKS Instruments, Inc.	76,594	8,528,742
Monolithic Power Systems, Inc.	54,777	6,412,196
ON Semiconductor Corp. *	601,137	14,379,197
Qorvo, Inc. *	180,485	14,566,944
Teradyne, Inc.	279,235	12,677,269
		119,947,714

Software & Services 11.8%
Akamai Technologies, Inc. *	240,710	16,238,297
ANSYS, Inc. *	119,943	19,183,683
Aspen Technology, Inc. *	102,870	7,949,794
Black Knight, Inc. *	158,910	7,572,061
Booz Allen Hamilton Holding Corp.	209,734	7,955,211
Broadridge Financial Solutions, Inc.	166,077	16,670,809
Cadence Design Systems, Inc. *	399,739	15,497,881
CDK Global, Inc.	186,595	12,815,345
CSRA, Inc.	233,510	9,464,160
DST Systems, Inc.	85,409	7,103,467
EPAM Systems, Inc. *	71,529	8,091,360
Euronet Worldwide, Inc. *	74,061	6,285,557
Fair Isaac Corp.	43,134	7,330,192
First Data Corp., Class A *	628,412	9,815,795
Fortinet, Inc. *	212,967	10,748,444
Gartner, Inc. *	129,359	14,670,604
Genpact Ltd.	216,299	6,785,300
GoDaddy, Inc., Class A *	144,317	8,631,600
GrubHub, Inc. *	122,777	12,205,262
Guidewire Software, Inc. *	106,509	8,554,803
IAC/InterActiveCorp *	107,600	16,022,716
Jack Henry & Associates, Inc.	109,442	12,837,547
Leidos Holdings, Inc.	200,388	12,686,564
LogMeIn, Inc.	75,302	8,701,146
Manhattan Associates, Inc. *	97,125	4,088,963
MAXIMUS, Inc.	91,318	6,116,480
Nuance Communications, Inc. *	381,730	6,130,584
PTC, Inc. *	162,848	12,011,668
Sabre Corp.	293,856	6,749,872
Snap, Inc., Class A *	328,035	5,681,566
Splunk, Inc. *	197,972	18,450,990
Square, Inc., Class A *	382,259	17,603,027
SS&C Technologies Holdings, Inc.	243,168	12,041,679
Synopsys, Inc. *	213,327	18,062,397
Tableau Software, Inc., Class A *	88,994	7,268,140
Take-Two Interactive Software, Inc. *	161,837	18,104,705
Teradata Corp. *	172,175	6,339,484
The Ultimate Software Group, Inc. *	39,883	9,510,500
Total System Services, Inc.	237,114	20,854,176
Tyler Technologies, Inc. *	49,431	10,039,930
VeriSign, Inc. *	120,048	13,927,969
WEX, Inc. *	56,636	8,469,914
Worldpay, Inc., Class A *	420,568	34,183,767
Zillow Group, Inc., Class A *	66,155	3,145,009
Zillow Group, Inc., Class C *	149,625	7,132,624
		509,731,042

Technology Hardware & Equipment 4.6%
ARRIS International plc *	248,812	6,344,706
Arrow Electronics, Inc. *	124,419	10,150,102
Avnet, Inc.	170,942	7,299,223
CDW Corp.	217,807	15,884,664
Cognex Corp.	246,765	13,253,748
Coherent, Inc. *	34,791	7,276,886
CommScope Holding Co., Inc. *	273,808	10,599,108
Dolby Laboratories, Inc., Class A	84,656	5,464,545

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
F5 Networks, Inc. *	88,882	13,200,755
FLIR Systems, Inc.	197,132	9,679,181
IPG Photonics Corp. *	53,097	13,042,747
Jabil, Inc.	252,617	6,843,395
Keysight Technologies, Inc. *	263,505	12,387,370
National Instruments Corp.	150,804	7,624,650
NCR Corp. *	171,413	5,656,629
SYNNEX Corp.	40,987	5,068,043
Trimble, Inc. *	357,364	13,554,816
Ubiquiti Networks, Inc. *(a)	32,868	2,090,405
Universal Display Corp.	59,119	7,673,646
ViaSat, Inc. *	77,658	5,419,752
Xerox Corp.	304,810	9,241,839
Zebra Technologies Corp., Class A *	74,806	10,333,701
		198,089,911

Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	129,785	3,639,171
Zayo Group Holdings, Inc. *	264,357	9,477,199
		13,116,370

Transportation 2.6%
Alaska Air Group, Inc.	175,744	11,335,488
AMERCO	9,621	3,309,624
Avis Budget Group, Inc. *	102,432	4,627,878
Expeditors International of Washington, Inc.	252,576	16,407,337
Genesee & Wyoming, Inc., Class A *	86,727	6,030,128
J.B. Hunt Transport Services, Inc.	121,881	14,451,430
JetBlue Airways Corp. *	454,570	9,568,699
Kirby Corp. *	76,070	5,705,250
Landstar System, Inc.	59,047	6,424,314
Macquarie Infrastructure Corp.	111,818	4,528,629
Old Dominion Freight Line, Inc.	96,728	13,437,454
Ryder System, Inc.	74,668	5,403,723
XPO Logistics, Inc. *	140,236	13,803,429
		115,033,383

Utilities 4.1%
AES Corp.	930,989	10,119,850
Alliant Energy Corp.	330,482	12,773,129
Aqua America, Inc.	250,871	8,577,279
Atmos Energy Corp.	156,080	12,562,879
Calpine Corp. *	508,544	7,740,040
Great Plains Energy, Inc.	307,611	8,966,861
IDACORP, Inc.	70,871	5,744,095
MDU Resources Group, Inc.	275,034	7,230,644
National Fuel Gas Co.	120,544	5,958,490
NiSource, Inc.	480,724	11,119,146
NRG Energy, Inc.	428,838	11,089,751
OGE Energy Corp.	286,518	8,979,474
Pinnacle West Capital Corp.	158,445	12,193,927
Portland General Electric Co.	125,059	4,968,634
SCANA Corp.	202,576	8,036,190
UGI Corp.	244,549	10,537,616
Vectren Corp.	116,722	7,032,500
Vistra Energy Corp. *	403,614	7,648,485
Westar Energy, Inc.	201,153	9,802,186
WGL Holdings, Inc.	73,511	6,120,526
		177,201,702
Total Common Stock
(Cost $3,585,552,530)		4,317,523,836

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Companies 0.6% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30% (b)	886,972	886,972

Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 1.29% (b)	26,489,591	26,489,591
Total Other Investment Companies
(Cost $27,376,563)		27,376,563

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 400 Index, e-mini, expires 03/16/18	22	4,101,900	(20,362)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $25,147,567.
(b)	The rate shown is the 7-day yield.

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.
Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.6%
American Axle & Manufacturing Holdings, Inc. *	241,004	3,557,219
Cooper Tire & Rubber Co.	123,530	3,872,666
Cooper-Standard Holding, Inc. *	38,468	4,686,941
Dana, Inc.	351,065	9,327,797
Delphi Technologies plc	217,914	10,405,393
Dorman Products, Inc. *	71,864	4,958,616
Fox Factory Holding Corp. *	94,513	3,548,963
Gentex Corp.	689,138	15,650,324
Gentherm, Inc. *	90,008	2,772,246
Horizon Global Corp. *	46,427	382,558
LCI Industries	60,285	6,589,150
Modine Manufacturing Co. *	120,401	2,769,223
Motorcar Parts of America, Inc. *	48,847	995,502
Standard Motor Products, Inc.	49,547	2,311,863
Stoneridge, Inc. *	70,344	1,530,685
Superior Industries International, Inc.	60,908	880,121
Tenneco, Inc.	126,705	6,658,348
Thor Industries, Inc.	119,601	15,428,529
Tower International, Inc.	51,166	1,335,433
Visteon Corp. *	74,845	9,268,805
Winnebago Industries, Inc.	69,412	3,022,893
		109,953,275

Banks 11.2%
1st Source Corp.	40,555	2,000,173
Access National Corp.	34,548	965,617
Ameris Bancorp	91,039	4,838,723
Arrow Financial Corp.	36,882	1,189,445
Associated Banc-Corp.	408,939	10,100,793
Banc of California, Inc.	102,566	2,046,192
BancFirst Corp.	40,281	2,144,963
BancorpSouth Bank	207,109	6,523,933
Bank of Hawaii Corp.	105,405	8,644,264
Bank of the Ozarks, Inc.	296,792	14,806,953
BankUnited, Inc.	260,735	10,486,762
Banner Corp.	81,271	4,492,661
Beneficial Bancorp, Inc.	187,219	2,808,285
Berkshire Hills Bancorp, Inc.	88,416	3,249,288
Bofl Holding, Inc. *	139,082	5,172,460
Boston Private Financial Holdings, Inc.	201,879	2,947,433
Bridge Bancorp, Inc.	46,044	1,528,661
Brookline Bancorp, Inc.	186,315	2,953,093
Bryn Mawr Bank Corp.	45,185	1,967,807
Byline Bancorp, Inc. *	14,708	339,166
Cadence BanCorp	67,189	1,842,322
Camden National Corp.	38,327	1,618,166
Capitol Federal Financial, Inc.	338,685	4,230,176
Carolina Financial Corp.	39,768	1,543,396
Cathay General Bancorp	186,158	7,643,647
CBTX, Inc.	5,182	143,075
CenterState Banks Corp.	162,717	4,432,411
Central Pacific Financial Corp.	69,962	1,949,841
Chemical Financial Corp.	171,011	9,438,097
City Holding Co.	36,166	2,436,503

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Clifton Bancorp, Inc.	54,422	839,187
CoBiz Financial, Inc.	88,264	1,673,485
Columbia Banking System, Inc.	176,553	7,376,384
Commerce Bancshares, Inc.	230,466	13,314,021
Community Bank System, Inc.	122,255	6,517,414
Community Trust Bancorp, Inc.	45,500	1,979,250
ConnectOne Bancorp, Inc.	67,952	1,957,018
Customers Bancorp, Inc. *	73,535	2,157,517
CVB Financial Corp.	249,498	5,738,454
Dime Community Bancshares, Inc.	76,005	1,368,090
Eagle Bancorp, Inc. *	77,389	4,724,598
Enterprise Financial Services Corp.	54,520	2,554,262
Essent Group Ltd. *	200,473	9,039,328
F.N.B. Corp.	788,028	11,048,153
FB Financial Corp. *	30,753	1,215,666
FCB Financial Holdings, Inc., Class A *	106,330	5,704,604
Federal Agricultural Mortgage Corp., Class C	24,187	1,839,663
Fidelity Southern Corp.	52,244	1,176,012
Financial Institutions, Inc.	34,729	1,066,180
First Bancorp (North Carolina)	72,755	2,519,506
First BanCorp (Puerto Rico) *	457,118	2,756,422
First Busey Corp.	98,504	2,920,644
First Citizens BancShares, Inc., Class A	21,182	8,623,192
First Commonwealth Financial Corp.	233,810	3,266,326
First Community Bancshares, Inc.	38,282	1,039,356
First Financial Bancorp	155,135	4,219,672
First Financial Bankshares, Inc.	162,574	7,478,404
First Financial Corp.	30,385	1,303,517
First Foundation, Inc. *	69,440	1,267,974
First Hawaiian, Inc.	130,009	3,612,950
First Horizon National Corp.	791,474	15,077,580
First Interstate BancSystem, Inc., Class A	48,104	1,900,108
First Merchants Corp.	99,315	4,104,689
First Midwest Bancorp, Inc.	250,500	6,067,110
Flagstar Bancorp, Inc. *	53,584	1,889,372
Flushing Financial Corp.	68,095	1,818,137
Fulton Financial Corp.	423,623	7,667,576
German American Bancorp, Inc.	49,137	1,627,909
Glacier Bancorp, Inc.	192,557	7,490,467
Great Southern Bancorp, Inc.	25,032	1,211,549
Great Western Bancorp, Inc.	140,274	5,735,804
Green Bancorp, Inc. *	56,833	1,238,959
Guaranty Bancorp	58,576	1,607,911
Hancock Holding Co.	208,425	10,775,572
Hanmi Financial Corp.	74,691	2,281,810
HarborOne Bancorp, Inc. *	74,028	1,424,299
Heartland Financial USA, Inc.	66,331	3,538,759
Heritage Commerce Corp.	87,236	1,376,584
Heritage Financial Corp.	75,948	2,259,453
Hilltop Holdings, Inc.	181,679	4,416,616
Home BancShares, Inc.	387,959	8,919,177
HomeStreet, Inc. *	61,769	1,772,770
HomeTrust Bancshares, Inc. *	42,634	1,106,352
Hope Bancorp, Inc.	313,498	5,661,774
Horizon Bancorp	61,742	1,747,299
IBERIABANK Corp.	129,551	10,467,721
Independent Bank Corp.	64,780	4,495,732
Independent Bank Group, Inc.	41,225	2,893,995
International Bancshares Corp.	129,757	5,015,108
Investors Bancorp, Inc.	634,603	8,567,140
Kearny Financial Corp.	197,866	2,572,258
Lakeland Bancorp, Inc.	102,515	1,958,037
Lakeland Financial Corp.	61,898	2,804,598
LegacyTexas Financial Group, Inc.	103,540	4,337,291
LendingTree, Inc. *	18,433	6,423,900
Live Oak Bancshares, Inc.	57,066	1,489,423
MainSource Financial Group, Inc.	61,414	2,319,607
MB Financial, Inc.	203,329	8,338,522

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mercantile Bank Corp.	38,536	1,275,542
Merchants Bancorp	14,637	300,059
Meridian Bancorp, Inc.	132,685	2,660,334
Meta Financial Group, Inc.	21,900	2,352,060
MGIC Investment Corp. *	909,708	12,544,873
Midland States Bancorp, Inc.	15,108	473,636
National Bank Holdings Corp., Class A	64,903	2,115,189
National Commerce Corp. *	27,916	1,198,992
Nationstar Mortgage Holdings, Inc. *	69,959	1,197,698
NBT Bancorp, Inc.	105,944	3,686,851
Nicolet Bankshares, Inc. *	18,484	999,430
NMI Holdings, Inc., Class A *	130,875	2,597,869
Northfield Bancorp, Inc.	117,630	1,825,618
Northwest Bancshares, Inc.	240,181	3,941,370
OceanFirst Financial Corp.	95,968	2,483,652
Ocwen Financial Corp. *	259,928	946,138
OFG Bancorp	111,583	1,199,517
Old National Bancorp	323,127	5,493,159
Opus Bank	42,752	1,199,194
Oritani Financial Corp.	96,455	1,504,698
Pacific Premier Bancorp, Inc. *	97,110	4,083,475
PacWest Bancorp	312,661	16,302,145
Park National Corp.	32,556	3,288,807
Peapack Gladstone Financial Corp.	37,936	1,251,129
Peoples Bancorp, Inc.	42,124	1,452,857
Peoples Financial Services Corp.	18,845	775,849
PHH Corp. *	80,699	853,795
Pinnacle Financial Partners, Inc.	181,030	11,685,486
Popular, Inc.	249,561	10,484,058
Preferred Bank	31,295	1,950,617
Prosperity Bancshares, Inc.	170,261	12,769,575
Provident Financial Services, Inc.	147,274	3,664,177
QCR Holdings, Inc.	29,760	1,297,536
Radian Group, Inc.	528,200	10,838,664
Renasant Corp.	106,857	4,462,348
Republic Bancorp, Inc., Class A	24,090	897,353
S&T Bancorp, Inc.	82,184	3,242,981
Sandy Spring Bancorp, Inc.	79,343	3,075,335
Seacoast Banking Corp. of Florida *	114,147	2,992,934
ServisFirst Bancshares, Inc.	109,728	4,406,676
Simmons First National Corp., Class A	192,690	5,482,030
South State Corp.	90,458	7,842,709
Southside Bancshares, Inc.	65,714	2,194,848
State Bank Financial Corp.	99,600	2,882,424
Sterling Bancorp	550,091	12,789,616
Stock Yards Bancorp, Inc.	54,412	1,909,861
Synovus Financial Corp.	295,464	14,566,375
TCF Financial Corp.	415,416	9,263,777
Texas Capital Bancshares, Inc. *	119,390	10,768,978
The Bancorp, Inc. *	136,129	1,438,884
The First of Long Island Corp.	52,571	1,432,560
Tompkins Financial Corp.	29,762	2,283,936
Towne Bank	155,379	4,436,070
TriCo Bancshares	51,271	1,914,972
TriState Capital Holdings, Inc. *	52,844	1,181,063
Triumph Bancorp, Inc. *	43,968	1,800,490
TrustCo Bank Corp.	230,650	1,960,525
Trustmark Corp.	167,770	5,241,135
UMB Financial Corp.	107,116	7,819,468
Umpqua Holdings Corp.	546,533	11,646,618
Union Bankshares Corp.	131,894	4,930,198
United Bankshares, Inc.	251,686	8,934,853
United Community Banks, Inc.	174,567	5,395,866
United Financial Bancorp, Inc.	126,895	1,979,562
Univest Corp. of Pennsylvania	72,099	1,975,513
Valley National Bancorp	637,894	7,954,538
Veritex Holdings, Inc. *	39,780	1,104,293
Walker & Dunlop, Inc.	70,240	3,394,699

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Washington Federal, Inc.	214,176	7,431,907
Washington Trust Bancorp, Inc.	37,173	1,927,420
Waterstone Financial, Inc.	69,492	1,195,262
Webster Financial Corp.	223,548	12,201,250
WesBanco, Inc.	103,499	4,265,194
Westamerica Bancorp	61,378	3,516,346
Western Alliance Bancorp *	236,994	13,854,669
Wintrust Financial Corp.	135,684	11,466,655
WSFS Financial Corp.	78,392	3,739,298
		763,078,061

Capital Goods 10.0%
AAON, Inc.	98,571	3,622,484
AAR Corp.	81,810	3,483,470
Actuant Corp., Class A	141,788	3,218,588
Advanced Drainage Systems, Inc.	97,187	2,483,128
AECOM *	383,899	13,632,253
Aegion Corp. *	77,547	1,780,479
Aerojet Rocketdyne Holdings, Inc. *	187,150	5,053,050
Aerovironment, Inc. *	53,615	2,665,738
Air Lease Corp.	235,054	10,264,808
Aircastle Ltd.	129,604	2,524,686
Alamo Group, Inc.	21,796	2,422,625
Albany International Corp., Class A	68,930	4,387,395
Altra Industrial Motion Corp.	71,800	3,116,120
Ameresco, Inc., Class A *	43,114	351,379
American Railcar Industries, Inc.	18,012	670,947
American Woodmark Corp. *	34,692	4,454,453
Apogee Enterprises, Inc.	68,562	2,957,765
Applied Industrial Technologies, Inc.	95,142	6,697,997
Argan, Inc.	34,321	1,371,124
Armstrong Flooring, Inc. *	57,842	810,366
Armstrong World Industries, Inc. *	127,375	7,680,712
Astec Industries, Inc.	47,124	2,775,604
Astronics Corp. *	53,023	2,044,037
Atkore International Group, Inc. *	50,221	1,091,805
Axon Enterprise, Inc. *	130,925	4,560,118
AZZ, Inc.	63,459	2,592,300
Babcock & Wilcox Enterprises, Inc. *(a)	108,187	688,069
Barnes Group, Inc.	119,681	7,217,961
Beacon Roofing Supply, Inc. *	163,907	8,672,319
BMC Stock Holdings, Inc. *	145,094	2,720,513
Briggs & Stratton Corp.	105,002	2,360,445
Builders FirstSource, Inc. *	273,237	5,240,686
BWX Technologies, Inc.	239,765	15,095,604
CAI International, Inc. *	36,454	736,371
Chart Industries, Inc. *	77,686	4,281,275
Chicago Bridge & Iron Co. N.V.	249,948	4,364,092
CIRCOR International, Inc.	39,002	1,833,094
Columbus McKinnon Corp.	50,643	1,797,827
Comfort Systems USA, Inc.	92,048	3,778,570
Continental Building Products, Inc. *	91,482	2,488,310
Crane Co.	123,420	11,392,900
CSW Industrials, Inc. *	36,346	1,666,464
Cubic Corp.	61,413	3,770,758
Curtiss-Wright Corp.	107,223	14,472,961
Douglas Dynamics, Inc.	55,129	2,453,241
DXP Enterprises, Inc. *	35,338	1,050,952
Dycom Industries, Inc. *	74,676	8,157,606
EMCOR Group, Inc.	141,936	10,831,136
Encore Wire Corp.	48,016	2,516,038
Energy Recovery, Inc. *(a)	81,661	560,194
EnerSys	101,588	7,079,668
Engility Holdings, Inc. *	44,587	1,217,671
EnPro Industries, Inc.	50,768	3,678,649
ESCO Technologies, Inc.	63,748	3,754,757
Esterline Technologies Corp. *	62,862	4,645,502

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Evoqua Water Technologies Corp. *	66,731	1,528,140
Federal Signal Corp.	153,476	3,282,852
Foundation Building Materials, Inc. *	30,758	421,077
Franklin Electric Co., Inc.	95,635	3,744,110
Gardner Denver Holdings, Inc. *	170,841	5,468,620
GATX Corp.	91,927	6,337,447
Generac Holdings, Inc. *	149,989	6,671,511
General Cable Corp.	121,673	3,595,437
Gibraltar Industries, Inc. *	74,514	2,585,636
Global Brass & Copper Holdings, Inc.	50,831	1,438,517
GMS, Inc. *	76,170	2,358,223
Graham Corp.	27,091	547,509
Granite Construction, Inc.	97,156	5,644,764
Great Lakes Dredge & Dock Corp. *	155,010	705,296
Griffon Corp.	73,967	1,383,183
H&E Equipment Services, Inc.	76,119	2,868,925
Harsco Corp. *	200,151	4,053,058
Herc Holdings, Inc. *	69,957	4,561,896
Hexcel Corp.	217,007	14,600,231
Hillenbrand, Inc.	155,964	6,846,820
Hyster-Yale Materials Handling, Inc.	23,821	1,695,817
Insteel Industries, Inc.	43,923	1,240,386
ITT, Inc.	212,496	10,663,049
JELD-WEN Holding, Inc. *	165,125	5,145,295
John Bean Technologies Corp.	75,923	8,408,472
Kadant, Inc.	25,940	2,474,676
Kaman Corp.	67,729	4,146,369
KBR, Inc.	345,673	5,233,489
Kennametal, Inc.	195,623	8,059,668
KLX, Inc. *	125,626	8,502,368
Kratos Defense & Security Solutions, Inc. *	205,904	2,481,143
L.B. Foster Co., Class A *	25,903	677,363
Lindsay Corp.	27,063	2,393,452
Lydall, Inc. *	44,180	2,127,267
Masonite International Corp. *	70,813	4,323,134
MasTec, Inc. *	163,536	8,332,159
Mercury Systems, Inc. *	118,152	5,431,447
Meritor, Inc. *	216,655	5,308,048
Milacron Holdings Corp. *	123,798	2,652,991
Moog, Inc., Class A *	79,980	6,704,723
MRC Global, Inc. *	229,934	3,800,809
MSC Industrial Direct Co., Inc., Class A	109,282	9,559,989
Mueller Industries, Inc.	140,830	3,730,587
Mueller Water Products, Inc., Class A	385,848	4,244,328
MYR Group, Inc. *	40,390	1,306,617
National Presto Industries, Inc. (a)	12,639	1,147,621
Navistar International Corp. *	159,233	5,942,576
NCI Building Systems, Inc. *	104,897	1,709,821
Nexeo Solutions, Inc. *	133,924	1,244,154
NN, Inc.	69,243	1,654,908
NOW, Inc. *	266,545	2,529,512
Omega Flex, Inc.	12,964	723,650
Oshkosh Corp.	183,744	14,502,914
Park-Ohio Holdings Corp.	23,942	954,089
Patrick Industries, Inc. *	56,678	3,482,863
PGT Innovations, Inc. *	122,127	2,137,223
Plug Power, Inc. *(a)	540,492	1,005,315
Ply Gem Holdings, Inc. *	54,975	1,187,460
Powell Industries, Inc.	25,106	668,573
Preformed Line Products Co.	7,116	432,582
Primoris Services Corp.	98,428	2,450,857
Proto Labs, Inc. *	61,043	6,650,635
Quanex Building Products Corp.	86,589	1,450,366
Raven Industries, Inc.	88,530	3,005,594
RBC Bearings, Inc. *	58,332	7,029,006
Regal Beloit Corp.	107,381	7,763,646
REV Group, Inc.	66,098	1,784,646
Rexnord Corp. *	250,101	7,247,927

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Rush Enterprises, Inc., Class A *	77,227	3,282,920
Rush Enterprises, Inc., Class B *	11,129	443,045
Simpson Manufacturing Co., Inc.	101,049	5,590,031
SiteOne Landscape Supply, Inc. *	98,357	6,770,896
SPX Corp. *	99,624	3,111,258
SPX FLOW, Inc. *	103,219	5,032,958
Standex International Corp.	30,310	2,912,791
Sun Hydraulics Corp.	66,543	3,454,913
Sunrun, Inc. *	164,662	1,101,589
Teledyne Technologies, Inc. *	85,291	15,859,861
Tennant Co.	43,808	2,821,235
Terex Corp.	193,386	8,029,387
The Gorman-Rupp Co.	44,196	1,179,149
The Greenbrier Cos., Inc.	70,250	3,638,950
The KeyW Holding Corp. *	121,122	909,626
The Manitowoc Co., Inc. *	86,428	2,568,640
The Timken Co.	165,376	7,243,469
Thermon Group Holdings, Inc. *	75,753	1,652,930
Titan International, Inc.	123,434	1,587,361
Titan Machinery, Inc. *	45,798	913,212
TPI Composites, Inc. *	37,021	733,756
Trex Co., Inc. *	72,559	7,502,601
TriMas Corp. *	108,127	2,800,489
Triton International Ltd. *	115,289	3,288,042
Triumph Group, Inc.	122,674	3,428,738
Tutor Perini Corp. *	97,690	2,359,214
Univar, Inc. *	275,962	7,950,465
Universal Forest Products, Inc.	148,350	4,886,649
USG Corp. *	219,629	7,340,001
Valmont Industries, Inc.	54,602	8,031,954
Veritiv Corp. *	29,749	721,413
Vivint Solar, Inc. *(a)	54,631	163,893
Wabash National Corp.	142,732	3,118,694
Watsco, Inc.	74,572	12,331,972
Watts Water Technologies, Inc., Class A	67,932	5,128,866
Welbilt, Inc. *	340,363	6,742,591
Wesco Aircraft Holdings, Inc. *	155,714	1,393,640
WESCO International, Inc. *	113,103	7,040,662
Woodward, Inc.	135,217	9,577,420
		681,875,181

Commercial & Professional Services 2.9%
ABM Industries, Inc.	133,168	4,682,187
Acacia Research Corp. *	115,913	399,900
ACCO Brands Corp.	262,322	3,318,373
Advanced Disposal Services, Inc. *	105,832	2,368,520
Barrett Business Services, Inc.	17,509	1,300,744
Brady Corp., Class A	117,617	4,398,876
Casella Waste Systems, Inc., Class A *	91,524	2,326,540
CBIZ, Inc. *	138,725	2,503,986
Clean Harbors, Inc. *	126,011	6,291,729
Covanta Holding Corp.	311,495	4,656,850
Deluxe Corp.	117,564	8,347,044
Ennis, Inc.	63,495	1,238,152
Essendant, Inc.	90,443	718,117
Exponent, Inc.	63,766	4,957,806
Forrester Research, Inc.	24,475	991,238
Franklin Covey Co. *	30,375	786,713
FTI Consulting, Inc. *	93,406	4,454,532
GP Strategies Corp. *	44,067	971,677
Healthcare Services Group, Inc.	176,964	8,039,475
Heidrick & Struggles International, Inc.	46,520	1,228,128
Heritage-Crystal Clean, Inc. *	35,642	712,840
Herman Miller, Inc.	141,929	5,095,251
HNI Corp.	107,742	3,984,299
Huron Consulting Group, Inc. *	51,517	1,803,095
ICF International, Inc. *	45,982	2,620,974

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
InnerWorkings, Inc. *	102,521	946,269
Insperity, Inc.	91,848	5,997,674
Interface, Inc.	146,012	3,533,490
Kelly Services, Inc., Class A	76,236	2,248,200
Kforce, Inc.	56,889	1,575,825
Kimball International, Inc., Class B	85,779	1,409,349
Knoll, Inc.	121,337	2,580,838
Korn/Ferry International	137,698	5,770,923
LSC Communications, Inc.	88,442	1,287,716
Matthews International Corp., Class A	76,671	3,929,389
McGrath RentCorp	59,818	3,027,987
Mistras Group, Inc. *	38,818	765,491
Mobile Mini, Inc.	108,007	4,530,894
MSA Safety, Inc.	81,771	6,593,196
Multi-Color Corp.	35,125	2,225,169
Navigant Consulting, Inc. *	108,820	2,163,342
NL Industries, Inc. *	24,314	195,728
On Assignment, Inc. *	119,991	9,202,110
Pitney Bowes, Inc.	457,943	5,678,493
Quad/Graphics, Inc.	76,055	2,007,091
R.R. Donnelley & Sons Co.	174,300	1,314,222
Resources Connection, Inc.	71,242	1,107,813
RPX Corp.	124,650	1,250,239
SP Plus Corp. *	56,737	2,042,532
Steelcase, Inc., Class A	205,584	2,806,222
Team, Inc. *(a)	76,333	1,248,045
Tetra Tech, Inc.	136,101	6,662,144
The Brink's Co.	122,215	8,982,802
TriNet Group, Inc. *	98,383	4,640,726
TrueBlue, Inc. *	99,121	2,696,091
UniFirst Corp.	37,096	5,761,009
US Ecology, Inc.	51,840	2,742,336
Viad Corp.	47,473	2,470,970
VSE Corp.	20,140	976,790
WageWorks, Inc. *	98,442	5,163,283
		193,731,444

Consumer Durables & Apparel 2.4%
Acushnet Holdings Corp.	99,489	2,108,172
American Outdoor Brands Corp. *	139,385	1,254,465
Beazer Homes USA, Inc. *	77,167	1,213,065
Brunswick Corp.	214,987	12,297,256
Callaway Golf Co.	230,437	3,567,165
Cavco Industries, Inc. *	20,932	3,330,281
Century Communities, Inc. *	52,831	1,571,722
Columbia Sportswear Co.	71,712	5,419,993
Crocs, Inc. *	166,626	2,039,502
Deckers Outdoor Corp. *	77,728	7,351,514
Ethan Allen Interiors, Inc.	61,892	1,469,935
Fossil Group, Inc. *(a)	106,854	1,429,707
G-III Apparel Group Ltd. *	98,289	3,627,847
GoPro, Inc., Class A *(a)	267,396	1,438,590
Helen of Troy Ltd. *	66,907	6,024,975
Hovnanian Enterprises, Inc., Class A *	315,745	688,324
Iconix Brand Group, Inc. *(a)	121,403	168,750
Installed Building Products, Inc. *	52,638	3,145,121
iRobot Corp. *	67,961	4,617,950
Johnson Outdoors, Inc., Class A	13,464	829,921
KB Home	207,775	5,765,756
La-Z-Boy, Inc.	117,580	3,609,706
LGI Homes, Inc. *	41,559	2,351,824
Libbey, Inc.	57,658	361,516
M.D.C Holdings, Inc.	105,688	2,925,444
M/I Homes, Inc. *	65,325	1,897,691
Malibu Boats, Inc., Class A *	48,383	1,550,675
Marine Products Corp.	12,197	174,173
Meritage Homes Corp. *	90,682	3,844,917

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Movado Group, Inc.	42,248	1,309,688
Nautilus, Inc. *	80,289	951,425
Oxford Industries, Inc.	39,674	3,170,746
Perry Ellis International, Inc. *	33,785	901,046
PICO Holdings, Inc. *	58,557	717,323
Roku, Inc. *(a)	46,047	1,877,336
Skechers U.S.A., Inc., Class A *	325,998	13,339,838
Steven Madden Ltd. *	131,053	5,753,227
Sturm Ruger & Co., Inc. (a)	41,879	1,802,891
Taylor Morrison Home Corp., Class A *	269,971	6,058,149
Tempur Sealy International, Inc. *	113,472	5,608,921
TopBuild Corp. *	85,709	5,968,775
TRI Pointe Group, Inc. *	365,018	5,595,726
Tupperware Brands Corp.	123,212	6,043,549
Unifi, Inc. *	41,706	1,459,710
Universal Electronics, Inc. *	37,171	1,839,965
Vera Bradley, Inc. *	46,152	464,289
Vista Outdoor, Inc. *	136,062	2,344,348
William Lyon Homes, Class A *	67,285	1,700,965
Wolverine World Wide, Inc.	232,524	6,808,303
		159,792,177

Consumer Services 4.1%
Adtalem Global Education, Inc. *	149,085	6,865,364
American Public Education, Inc. *	41,850	1,286,888
Ascent Capital Group, Inc., Class A *	31,239	212,425
BBX Capital Corp.	172,528	1,487,191
Belmond Ltd., Class A *	204,188	2,358,371
Biglari Holdings, Inc. *	2,265	949,511
BJ's Restaurants, Inc.	41,767	1,816,865
Bloomin' Brands, Inc.	225,176	5,199,314
Bojangles', Inc. *	51,087	669,240
Boyd Gaming Corp.	201,647	7,134,271
Bridgepoint Education, Inc. *	69,435	463,131
Bright Horizons Family Solutions, Inc. *	129,444	12,370,963
Brinker International, Inc.	112,483	3,872,790
Caesars Entertainment Corp. *	345,320	4,385,564
Capella Education Co.	27,706	2,152,756
Career Education Corp. *	172,379	2,280,574
Carriage Services, Inc.	38,319	1,043,043
Carrols Restaurant Group, Inc. *	94,951	1,220,120
Chegg, Inc. *	196,996	3,922,190
Choice Hotels International, Inc.	88,192	6,980,397
Churchill Downs, Inc.	27,695	7,150,849
Chuy's Holdings, Inc. *	42,251	1,140,777
Cracker Barrel Old Country Store, Inc. (a)	58,254	9,093,449
Dave & Buster's Entertainment, Inc. *	100,235	4,487,521
Del Frisco's Restaurant Group, Inc. *	49,116	817,781
Denny's Corp. *	166,454	2,503,468
DineEquity, Inc.	42,152	3,202,709
Drive Shack, Inc. *	163,848	827,432
El Pollo Loco Holdings, Inc. *	48,239	470,330
Eldorado Resorts, Inc. *	146,695	5,002,300
Empire Resorts, Inc. *(a)	7,273	168,734
Extended Stay America, Inc.	465,476	9,323,484
Fiesta Restaurant Group, Inc. *	66,163	1,124,771
Graham Holdings Co., Class B	11,227	6,512,783
Grand Canyon Education, Inc. *	116,269	11,411,802
Hilton Grand Vacations, Inc. *	155,203	6,698,561
Houghton Mifflin Harcourt Co. *	249,847	1,698,960
Hyatt Hotels Corp., Class A *	121,961	9,423,926
ILG, Inc.	256,920	7,800,091
International Speedway Corp., Class A	59,603	2,682,135
Jack in the Box, Inc.	72,274	6,510,442
K12, Inc. *	93,660	1,398,344
La Quinta Holdings, Inc. *	201,662	3,807,379
Laureate Education, Inc., Class A *	83,781	1,120,152

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Marriott Vacations Worldwide Corp.	57,550	8,085,775
Monarch Casino & Resort, Inc. *	26,272	1,109,467
Noodles & Co. *	33,225	205,995
Papa John's International, Inc. (a)	61,664	3,560,479
Penn National Gaming, Inc. *	208,154	5,538,978
Pinnacle Entertainment, Inc. *	129,880	3,918,480
Planet Fitness, Inc., Class A *	207,350	7,667,803
Playa Hotels & Resorts N.V. *	134,098	1,351,708
Potbelly Corp. *	50,338	646,843
Red Robin Gourmet Burgers, Inc. *	30,198	1,620,123
Red Rock Resorts, Inc., Class A	167,858	5,623,243
Regis Corp. *	84,439	1,358,624
Ruth's Hospitality Group, Inc.	67,733	1,662,845
Scientific Games Corp., Class A *	131,196	5,831,662
SeaWorld Entertainment, Inc. *(a)	166,545	2,436,553
Shake Shack, Inc., Class A *	44,442	1,732,794
Six Flags Entertainment Corp.	189,130	12,121,342
Sonic Corp.	97,515	2,449,577
Sotheby's *	90,037	4,157,909
Speedway Motorsports, Inc.	27,090	531,777
Strayer Education, Inc.	25,882	2,320,062
Texas Roadhouse, Inc.	159,915	8,836,903
The Cheesecake Factory, Inc. (a)	103,967	4,833,426
The Habit Restaurants, Inc., Class A *	48,329	418,046
The Marcus Corp.	51,434	1,388,718
The Wendy's Co.	442,215	7,053,329
Weight Watchers International, Inc. *	68,157	4,608,776
Wingstop, Inc.	69,967	3,170,205
Zoe's Kitchen, Inc. *(a)	44,511	662,324
		275,952,914

Diversified Financials 4.0%
AG Mortgage Investment Trust, Inc.	63,308	1,035,719
Anworth Mortgage Asset Corp.	258,173	1,177,269
Apollo Commercial Real Estate Finance, Inc.	236,769	4,323,402
Arbor Realty Trust, Inc.	110,964	949,852
Arlington Asset Investment Corp., Class A	59,475	643,520
ARMOUR Residential REIT, Inc.	103,895	2,225,431
Artisan Partners Asset Management, Inc., Class A	110,959	3,744,866
BGC Partners, Inc., Class A	578,245	7,644,399
Blackstone Mortgage Trust, Inc., Class A	261,338	8,114,545
Cannae Holdings, Inc. *	157,559	2,895,935
Capstead Mortgage Corp.	238,603	1,992,335
Chimera Investment Corp.	462,115	7,745,047
Cohen & Steers, Inc.	54,341	2,173,640
Cowen, Inc., Class A *	73,458	1,054,122
Credit Acceptance Corp. *	31,305	9,851,371
CYS Investments, Inc.	373,997	2,363,661
Diamond Hill Investment Group, Inc.	7,935	1,626,913
Donnelley Financial Solutions, Inc. *	78,311	1,355,563
Dynex Capital, Inc.	104,916	631,594
Encore Capital Group, Inc. *	58,599	2,508,037
Enova International, Inc. *	85,935	1,890,570
Evercore, Inc., Class A	93,141	8,666,770
EZCORP, Inc., Class A *	124,638	1,620,294
Federated Investors, Inc., Class B	232,302	7,568,399
Financial Engines, Inc.	157,468	5,275,178
FirstCash, Inc.	116,958	8,619,805
GAMCO Investors, Inc., Class A	10,718	287,242
Granite Point Mortgage Trust, Inc.	105,456	1,776,934
Green Dot Corp., Class A *	109,624	7,139,811
Greenhill & Co., Inc. (a)	56,138	1,142,408
Hamilton Lane, Inc., Class A	37,615	1,314,268
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	125,899	2,215,822
Houlihan Lokey, Inc.	64,284	2,984,063
Interactive Brokers Group, Inc., Class A	175,276	12,164,154
INTL FCStone, Inc. *	37,771	1,497,620

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Invesco Mortgage Capital, Inc.	267,848	4,116,824
Investment Technology Group, Inc.	83,846	1,661,828
KKR Real Estate Finance Trust, Inc.	26,176	513,050
Ladder Capital Corp., Class A	216,022	3,190,645
Ladenburg Thalmann Financial Services, Inc.	273,531	913,594
Legg Mason, Inc.	210,864	8,415,582
LendingClub Corp. *	881,989	2,778,265
LPL Financial Holdings, Inc.	218,698	14,055,721
MFA Financial, Inc.	962,533	6,853,235
Moelis & Co., Class A	76,191	3,866,693
Morningstar, Inc.	44,573	4,165,347
MTGE Investment Corp.	108,011	1,836,187
Navient Corp.	645,083	8,360,276
Nelnet, Inc., Class A	46,144	2,553,609
New Residential Investment Corp.	806,393	13,007,119
New York Mortgage Trust, Inc.	285,651	1,573,937
On Deck Capital, Inc. *	104,232	540,964
OneMain Holdings, Inc. *	173,405	5,316,597
PennyMac Mortgage Investment Trust	147,121	2,452,507
Piper Jaffray Cos.	33,792	2,821,632
PJT Partners, Inc., Class A	40,163	1,920,193
PRA Group, Inc. *	110,318	4,225,179
Pzena Investment Management, Inc., Class A	29,866	324,942
Redwood Trust, Inc.	178,143	2,609,795
Resource Capital Corp.	88,039	765,059
Safeguard Scientifics, Inc. *	38,613	471,079
SLM Corp. *	1,045,344	11,404,703
Stifel Financial Corp.	165,307	10,558,158
TPG RE Finance Trust, Inc.	25,128	465,622
Two Harbors Investment Corp.	422,304	6,203,646
Virtu Financial, Inc., Class A (a)	97,996	2,910,481
Virtus Investment Partners, Inc.	17,073	2,100,833
Waddell & Reed Financial, Inc., Class A	200,563	4,011,260
Western Asset Mortgage Capital Corp.	105,356	929,240
Westwood Holdings Group, Inc.	19,489	1,059,032
WisdomTree Investments, Inc.	277,300	2,664,853
World Acceptance Corp. *	15,006	1,613,445
		271,451,691

Energy 4.2%
Arch Coal, Inc., Class A	58,554	5,604,203
Archrock, Inc.	176,118	1,673,121
Bill Barrett Corp. *	236,584	1,071,725
Bonanza Creek Energy, Inc. *	49,056	1,375,040
Bristow Group, Inc.	77,294	1,140,859
C&J Energy Services, Inc. *	153,679	3,688,296
California Resources Corp. *	95,607	1,349,015
Callon Petroleum Co. *	479,262	5,065,799
CARBO Ceramics, Inc. *(a)	50,816	345,549
Carrizo Oil & Gas, Inc. *	190,225	2,672,661
Centennial Resource Development, Inc., Class A *	411,858	7,858,251
Chesapeake Energy Corp. *(a)	2,208,804	6,228,827
Clean Energy Fuels Corp. *	321,900	447,441
Cloud Peak Energy, Inc. *	167,314	550,463
CNX Resources Corp. *	502,639	8,077,409
CONSOL Energy, Inc. *	62,736	1,988,104
Contango Oil & Gas Co. *	56,870	164,923
CVR Energy, Inc. (a)	36,575	1,083,351
Delek US Holdings, Inc.	189,406	6,462,533
Denbury Resources, Inc. *	996,364	2,182,037
Diamond Offshore Drilling, Inc. *(a)	155,318	2,252,111
Dril-Quip, Inc. *	92,539	4,168,882
Eclipse Resources Corp. *	209,180	336,780
Energy XXI Gulf Coast, Inc. *	80,306	421,606
Ensco plc, Class A	1,063,345	4,721,252
EP Energy Corp., Class A *(a)	130,205	196,610
Era Group, Inc. *	49,098	463,976

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Erin Energy Corp. *(a)	80,560	285,988
Evolution Petroleum Corp.	70,939	571,059
Exterran Corp. *	81,614	2,111,354
Extraction Oil & Gas, Inc. *	300,297	3,627,588
Fairmount Santrol Holdings, Inc. *	382,564	1,713,887
Forum Energy Technologies, Inc. *	181,040	2,045,752
Frank's International N.V.	136,736	715,129
Gener8 Maritime, Inc. *	222,112	1,232,722
Geospace Technologies Corp. *	34,729	355,278
Green Plains, Inc.	90,344	1,653,295
Gulf Island Fabrication, Inc.	33,856	279,312
Gulfport Energy Corp. *	406,972	3,947,628
Halcon Resources Corp. *	383,482	2,320,066
Helix Energy Solutions Group, Inc. *	333,080	1,985,157
International Seaways, Inc. *	71,284	1,159,791
Isramco, Inc. *	2,447	256,690
Jagged Peak Energy, Inc. *	76,361	939,240
Keane Group, Inc. *	127,379	1,980,743
Kosmos Energy Ltd. *	556,489	2,999,476
Laredo Petroleum, Inc. *	325,299	2,729,259
Mammoth Energy Services, Inc. *	25,203	659,815
Matador Resources Co. *	233,766	6,746,487
Matrix Service Co. *	63,439	907,178
McDermott International, Inc. *	711,390	5,193,147
Nabors Industries Ltd.	802,702	5,193,482
NACCO Industries, Inc., Class A	10,861	447,473
Natural Gas Services Group, Inc. *	32,377	806,187
NCS Multistage Holdings, Inc. *	19,024	278,131
Newpark Resources, Inc. *	214,580	1,770,285
NextDecade Corp. *	37,736	224,529
Noble Corp. plc *	599,663	2,326,692
Oasis Petroleum, Inc. *	651,055	5,130,313
Oceaneering International, Inc.	233,825	4,297,703
Oil States International, Inc. *	122,186	3,005,776
Overseas Shipholding Group, Inc., Class A *	102,943	182,209
Par Pacific Holdings, Inc. *	62,901	1,070,575
Parker Drilling Co. *	323,798	291,418
Patterson-UTI Energy, Inc.	536,514	9,694,808
PBF Energy, Inc., Class A	264,183	7,743,204
PDC Energy, Inc. *	159,735	8,390,880
Peabody Energy Corp.	256,880	10,457,585
Penn Virginia Corp. *	32,600	1,215,980
Pioneer Energy Services Corp. *	176,209	484,575
ProPetro Holding Corp. *	140,714	2,269,717
QEP Resources, Inc. *	577,025	4,973,955
Resolute Energy Corp. *(a)	48,056	1,561,820
REX American Resources Corp. *	15,122	1,220,648
RigNet, Inc. *	31,332	419,849
Ring Energy, Inc. *	118,196	1,603,920
Rowan Cos. plc, Class A *	274,222	3,334,539
RPC, Inc. (a)	145,346	2,854,595
RSP Permian, Inc. *	304,803	11,677,003
Sanchez Energy Corp. *(a)	201,969	591,769
SandRidge Energy, Inc. *	86,236	1,212,478
SEACOR Holdings, Inc. *	40,733	1,690,827
SEACOR Marine Holdings, Inc. *	38,933	658,746
SemGroup Corp., Class A	160,496	3,563,011
SM Energy Co.	250,208	4,588,815
Smart Sand, Inc. *	57,061	423,393
Southwestern Energy Co. *	1,235,656	4,411,292
SRC Energy, Inc. *	573,968	5,091,096
Stone Energy Corp. *	52,752	1,596,275
Superior Energy Services, Inc. *	384,885	3,290,767
Tellurian, Inc. *(a)	155,924	1,361,216
TETRA Technologies, Inc. *	310,676	1,127,754
Tidewater, Inc. *(a)	53,578	1,340,522
Transocean Ltd. *	1,014,465	9,241,776
Ultra Petroleum Corp. *	478,024	1,763,909

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Unit Corp. *	123,405	2,364,440
US Silica Holdings, Inc.	196,893	5,097,560
W&T Offshore, Inc. *	246,345	958,282
Whiting Petroleum Corp. *	219,582	5,974,826
WildHorse Resource Development Corp. *	50,553	858,390
World Fuel Services Corp.	167,219	3,820,954
WPX Energy, Inc. *	975,760	13,787,489
		285,750,303

Food & Staples Retailing 0.6%
Ingles Markets, Inc., Class A	34,665	1,116,213
Natural Grocers by Vitamin Cottage, Inc. *	17,508	121,681
Performance Food Group Co. *	206,228	6,320,888
PriceSmart, Inc.	54,609	4,300,459
Rite Aid Corp. *(a)	2,546,628	5,016,857
Smart & Final Stores, Inc. *	65,692	472,982
SpartanNash Co.	87,299	1,464,004
Sprouts Farmers Market, Inc. *	304,825	7,852,292
SUPERVALU, Inc. *	92,268	1,312,974
The Andersons, Inc.	67,722	2,373,656
The Chefs' Warehouse, Inc. *	50,730	1,143,962
United Natural Foods, Inc. *	125,209	5,342,668
Village Super Market, Inc., Class A	20,876	494,761
Weis Markets, Inc.	40,398	1,505,633
		38,839,030

Food, Beverage & Tobacco 1.5%
Alico, Inc.	16,579	441,001
B&G Foods, Inc. (a)	163,657	4,533,299
Blue Buffalo Pet Products, Inc. *	228,503	9,153,830
Cal-Maine Foods, Inc. *	74,192	3,160,579
Calavo Growers, Inc.	38,280	3,267,198
Coca-Cola Bottling Co. Consolidated	11,055	2,062,974
Darling Ingredients, Inc. *	399,869	7,273,617
Dean Foods Co.	217,651	1,887,034
Farmer Brothers Co. *	27,288	851,386
Flowers Foods, Inc.	450,538	9,344,158
Fresh Del Monte Produce, Inc.	81,135	3,787,382
Freshpet, Inc. *	62,250	1,245,000
Hostess Brands, Inc. *	193,441	2,367,718
J&J Snack Foods Corp.	35,746	4,801,760
John B Sanfilippo & Son, Inc.	20,840	1,203,302
Lancaster Colony Corp.	47,709	5,645,883
Landec Corp. *	65,912	856,856
Limoneira Co.	28,412	608,301
MGP Ingredients, Inc.	31,330	2,629,214
National Beverage Corp.	28,138	2,755,836
Sanderson Farms, Inc.	49,425	6,086,689
Seaboard Corp.	619	2,508,188
Seneca Foods Corp., Class A *	19,902	579,148
Seneca Foods Corp., Class B *	3,056	98,250
Snyder's-Lance, Inc.	209,371	10,443,425
The Boston Beer Co., Inc., Class A *	21,314	3,475,248
Tootsie Roll Industries, Inc. (a)	44,799	1,496,287
Universal Corp.	61,497	3,022,577
Vector Group Ltd.	264,579	5,302,163
		100,888,303

Health Care Equipment & Services 5.6%
AAC Holdings, Inc. *(a)	26,172	247,587
Abaxis, Inc.	56,385	3,759,188
Acadia Healthcare Co., Inc. *	197,417	7,521,588
Accuray, Inc. *	194,480	1,079,364
Aceto Corp.	75,712	542,855
Allscripts Healthcare Solutions, Inc. *	435,565	6,041,287

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Almost Family, Inc. *	29,860	1,760,247
Amedisys, Inc. *	69,471	4,113,378
American Renal Associates Holdings, Inc. *	31,861	631,485
AMN Healthcare Services, Inc. *	117,326	6,529,192
Analogic Corp.	29,196	2,437,866
AngioDynamics, Inc. *	89,146	1,452,188
Anika Therapeutics, Inc. *	37,017	1,926,735
Antares Pharma, Inc. *	328,686	723,109
athenahealth, Inc. *	97,402	13,610,956
AtriCure, Inc. *	84,309	1,489,740
Atrion Corp.	3,766	2,217,797
AxoGen, Inc. *	71,419	2,085,435
BioScrip, Inc. *	289,040	913,366
BioTelemetry, Inc. *	73,447	2,372,338
Brookdale Senior Living, Inc. *	439,738	2,871,489
Cantel Medical Corp.	86,884	10,105,478
Capital Senior Living Corp. *	73,568	867,367
Cardiovascular Systems, Inc. *	83,890	1,994,904
Castlight Health, Inc., Class B *	153,711	545,674
Cerus Corp. *	272,060	1,164,417
Chemed Corp.	38,155	9,906,183
Civitas Solutions, Inc. *	42,149	547,937
Community Health Systems, Inc. *	291,559	1,492,782
Computer Programs & Systems, Inc. (a)	27,049	806,060
CONMED Corp.	61,412	3,717,268
CorVel Corp. *	23,595	1,154,975
Cotiviti Holdings, Inc. *	93,348	3,128,092
CryoLife, Inc. *	87,985	1,667,316
Diplomat Pharmacy, Inc. *	123,209	2,567,676
Encompass Health Corp.	238,477	12,701,285
Endologix, Inc. *	224,388	902,040
Entellus Medical, Inc. *(b)	23,355	560,520
Evolent Health, Inc., Class A *	151,959	2,226,199
GenMark Diagnostics, Inc. *	116,044	478,101
Glaukos Corp. *	74,580	2,334,354
Globus Medical, Inc., Class A *	175,478	8,359,772
Haemonetics Corp. *	130,870	9,278,683
Halyard Health, Inc. *	111,113	5,486,760
HealthEquity, Inc. *	124,238	7,153,624
HealthStream, Inc. *	57,576	1,391,036
Heska Corp. *	15,408	1,047,436
Hill-Rom Holdings, Inc.	159,435	13,338,332
HMS Holdings Corp. *	211,373	3,390,423
ICU Medical, Inc. *	36,984	8,552,550
Inogen, Inc. *	41,209	4,978,871
Inovalon Holdings, Inc., Class A *(a)	155,635	1,867,620
Insulet Corp. *	140,467	10,547,667
Integer Holdings Corp. *	69,713	3,558,849
Integra LifeSciences Holdings Corp. *	152,478	8,040,165
Invacare Corp.	76,076	1,308,507
iRhythm Technologies, Inc. *	43,989	2,733,916
K2M Group Holdings, Inc. *	94,578	1,958,710
Kindred Healthcare, Inc.	222,781	2,049,585
Lantheus Holdings, Inc. *	70,840	1,083,852
LeMaitre Vascular, Inc.	36,092	1,254,558
LHC Group, Inc. *	41,870	2,695,591
LifePoint Health, Inc. *	99,278	4,576,716
LivaNova plc *	104,838	9,408,162
Magellan Health, Inc. *	58,968	5,949,871
Masimo Corp. *	116,193	10,170,373
Medidata Solutions, Inc. *	143,565	9,426,478
Meridian Bioscience, Inc.	101,573	1,416,943
Merit Medical Systems, Inc. *	123,545	5,621,298
Molina Healthcare, Inc. *	107,370	7,762,851
National HealthCare Corp.	23,982	1,407,024
National Research Corp., Class A	22,187	627,892
National Research Corp., Class B	4,412	221,041
Natus Medical, Inc. *	75,886	2,363,849

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Neogen Corp. *	124,668	7,264,404
Nevro Corp. *	68,448	5,552,502
NuVasive, Inc. *	124,355	6,013,808
NxStage Medical, Inc. *	163,346	3,802,695
Omnicell, Inc. *	93,197	4,068,049
OraSure Technologies, Inc. *	146,393	2,526,743
Orthofix International N.V. *	44,410	2,487,404
Owens & Minor, Inc.	145,126	2,381,518
Patterson Cos., Inc.	198,800	6,278,104
Penumbra, Inc. *	71,566	7,743,441
Premier, Inc., Class A *	139,500	4,624,425
Quality Systems, Inc. *	123,343	1,547,955
Quidel Corp. *	73,393	3,201,403
R1 RCM, Inc. *	187,983	1,233,168
SeaSpine Holdings Corp. *	20,931	211,612
Select Medical Holdings Corp. *	259,794	4,702,271
Senseonics Holdings, Inc. *(a)	82,204	237,570
Surgery Partners, Inc. *(a)	50,141	794,735
Surmodics, Inc. *	36,177	1,088,928
Tactile Systems Technology, Inc. *	36,662	1,186,382
Teladoc, Inc. *	124,997	5,012,380
Tenet Healthcare Corp. *	203,346	4,188,928
The Ensign Group, Inc.	122,338	3,266,425
The Providence Service Corp. *	26,245	1,668,132
Tivity Health, Inc. *	80,388	3,098,957
Triple-S Management Corp., Class B *	60,897	1,479,797
US Physical Therapy, Inc.	28,794	2,231,535
Varex Imaging Corp. *	92,131	3,214,451
Vocera Communications, Inc. *	69,540	1,912,350
Wright Medical Group N.V. *	255,520	5,199,832
		380,444,727

Household & Personal Products 0.6%
Avon Products, Inc. *	1,129,547	2,970,709
Central Garden & Pet Co. *	25,416	981,820
Central Garden & Pet Co., Class A *	84,028	3,045,175
elf Beauty, Inc. *(a)	49,478	912,374
Energizer Holdings, Inc.	147,396	8,030,134
HRG Group, Inc. *	366,183	5,782,030
Inter Parfums, Inc.	41,830	1,773,592
Medifast, Inc.	27,098	1,728,581
Natural Health Trends Corp. (a)	17,140	298,750
Nu Skin Enterprises, Inc., Class A	120,371	8,474,118
Revlon, Inc., Class A *(a)	26,124	514,643
USANA Health Sciences, Inc. *	27,235	2,080,754
WD-40 Co.	34,077	4,249,402
		40,842,082

Insurance 3.0%
Ambac Financial Group, Inc. *	107,421	1,627,428
American Equity Investment Life Holding Co.	217,297	6,651,461
American National Insurance Co.	20,920	2,445,548
AMERISAFE, Inc.	49,006	2,744,336
AmTrust Financial Services, Inc. (a)	224,950	2,692,652
Argo Group International Holdings Ltd.	73,594	4,286,850
Aspen Insurance Holdings Ltd.	143,040	5,206,656
Assured Guaranty Ltd.	287,885	9,955,063
Citizens, Inc. *(a)	107,566	736,827
CNO Financial Group, Inc.	408,046	9,197,357
Crawford & Co., Class A	40,370	328,612
Crawford & Co., Class B	23,015	206,445
Donegal Group, Inc., Class A	16,798	265,576
eHealth, Inc. *	39,057	636,239
EMC Insurance Group, Inc.	21,569	562,951
Employers Holdings, Inc.	78,294	3,065,210
Enstar Group Ltd. *	25,944	5,136,912

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
FBL Financial Group, Inc., Class A	23,787	1,543,776
First American Financial Corp.	270,329	15,687,192
Genworth Financial, Inc., Class A *	1,245,733	3,388,394
Global Indemnity Ltd. *	25,182	931,734
Greenlight Capital Re Ltd., Class A *	73,499	1,205,384
Health Insurance Innovations, Inc., Class A *(a)	31,389	979,337
Horace Mann Educators Corp.	104,137	4,285,238
Infinity Property & Casualty Corp.	26,549	3,131,455
James River Group Holdings Ltd.	60,168	1,968,095
Kemper Corp.	120,090	6,773,076
Kinsale Capital Group, Inc.	46,912	2,298,688
Maiden Holdings Ltd.	155,919	935,514
MBIA, Inc. *(a)	224,874	1,796,743
Mercury General Corp.	87,860	4,009,930
National General Holdings Corp.	143,350	3,294,183
National Western Life Group, Inc., Class A	5,510	1,680,550
NI Holdings, Inc. *	24,265	390,909
Old Republic International Corp.	603,092	12,079,933
Primerica, Inc.	108,415	10,570,462
ProAssurance Corp.	127,990	6,117,922
RLI Corp.	94,980	5,774,784
Safety Insurance Group, Inc.	37,248	2,657,645
Selective Insurance Group, Inc.	142,447	8,098,112
State Auto Financial Corp.	36,883	1,017,233
Stewart Information Services Corp.	57,935	2,324,932
The Hanover Insurance Group, Inc.	102,381	11,047,934
The Navigators Group, Inc.	56,647	3,053,273
Third Point Reinsurance Ltd. *	203,870	2,833,793
Trupanion, Inc. *(a)	47,556	1,409,084
United Fire Group, Inc.	49,565	2,204,651
United Insurance Holdings Corp.	48,056	939,495
Universal Insurance Holdings, Inc.	79,123	2,318,304
Validus Holdings Ltd.	194,013	13,123,039
White Mountains Insurance Group Ltd.	8,875	7,160,794
WMIH Corp. *	512,801	661,513
		203,439,224

Materials 5.3%
A. Schulman, Inc.	72,457	3,177,239
AdvanSix, Inc. *	75,588	3,125,564
AK Steel Holding Corp. *	758,125	3,911,925
Allegheny Technologies, Inc. *	306,420	7,939,342
American Vanguard Corp.	64,672	1,261,104
AptarGroup, Inc.	151,928	13,585,402
Balchem Corp.	79,349	5,971,012
Bemis Co., Inc.	222,766	9,821,753
Boise Cascade Co.	93,672	3,774,982
Cabot Corp.	153,457	9,235,042
Calgon Carbon Corp.	123,318	2,620,508
Carpenter Technology Corp.	116,977	5,958,808
Century Aluminum Co. *	122,122	2,326,424
Chase Corp.	17,430	1,812,720
Clearwater Paper Corp. *	38,481	1,446,886
Cleveland-Cliffs, Inc. *	722,402	5,078,486
Coeur Mining, Inc. *	448,280	3,429,342
Commercial Metals Co.	285,240	6,931,332
Compass Minerals International, Inc. (a)	82,108	4,951,112
Domtar Corp.	149,990	6,713,552
Eagle Materials, Inc.	118,886	11,915,944
Ferro Corp. *	201,477	4,309,593
Flotek Industries, Inc. *	150,365	894,672
Forterra, Inc. *(a)	48,768	345,765
FutureFuel Corp.	70,715	847,873
GCP Applied Technologies, Inc. *	173,598	5,338,139
Graphic Packaging Holding Co.	748,967	11,466,685
Greif, Inc., Class A	61,748	3,554,832
Greif, Inc., Class B	8,755	526,613

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
H.B. Fuller Co.	121,115	6,102,985
Hawkins, Inc.	22,752	762,192
Haynes International, Inc.	29,689	1,235,062
Hecla Mining Co.	960,516	3,515,489
Ingevity Corp. *	100,961	7,562,989
Innophos Holdings, Inc.	46,285	1,923,605
Innospec, Inc.	56,134	3,645,903
Kaiser Aluminum Corp.	41,084	4,123,601
KapStone Paper & Packaging Corp.	211,255	7,370,687
KMG Chemicals, Inc.	27,926	1,674,722
Koppers Holdings, Inc. *	48,904	1,975,722
Kraton Corp. *	74,263	3,149,494
Kronos Worldwide, Inc.	56,645	1,215,035
Louisiana-Pacific Corp.	354,295	10,097,407
LSB Industries, Inc. *	50,204	375,024
Materion Corp.	48,667	2,452,817
McEwen Mining, Inc. *(a)	549,620	1,071,759
Mercer International, Inc.	110,792	1,462,454
Minerals Technologies, Inc.	86,750	5,959,725
Myers Industries, Inc.	56,869	1,077,668
Neenah, Inc.	39,562	3,032,427
Olin Corp.	407,141	13,232,082
OMNOVA Solutions, Inc. *	112,827	1,139,553
Owens-Illinois, Inc. *	398,903	8,600,349
P.H. Glatfelter Co.	109,326	2,231,344
Platform Specialty Products Corp. *	526,069	5,492,160
PolyOne Corp.	199,521	8,242,213
PQ Group Holdings, Inc. *	72,090	966,006
Quaker Chemical Corp.	32,004	4,561,530
Ramaco Resources, Inc. *(a)	14,340	98,229
Rayonier Advanced Materials, Inc.	126,443	2,575,644
Resolute Forest Products, Inc. *	217,301	1,760,138
Schnitzer Steel Industries, Inc., Class A	66,040	2,245,360
Schweitzer-Mauduit International, Inc.	77,600	3,042,696
Sensient Technologies Corp.	106,084	7,632,744
Silgan Holdings, Inc.	186,918	5,317,817
Stepan Co.	46,556	3,729,136
Summit Materials, Inc., Class A *	263,835	8,345,101
SunCoke Energy, Inc. *	149,279	1,594,300
The Scotts Miracle-Gro Co., Class A	99,408	8,930,815
TimkenSteel Corp. *	100,654	1,646,699
Tredegar Corp.	68,252	1,088,619
Trinseo S.A.	105,759	8,418,416
Tronox Ltd., Class A	220,934	4,038,674
United States Lime & Minerals, Inc.	6,943	494,411
United States Steel Corp.	422,416	18,379,320
US Concrete, Inc. *	38,347	2,789,744
Valhi, Inc.	41,976	238,843
Valvoline, Inc.	491,392	11,257,791
Venator Materials plc *	116,288	2,225,752
Warrior Met Coal, Inc. (a)	44,075	1,375,581
Worthington Industries, Inc.	109,139	4,828,309
		358,578,794

Media 2.0%
AMC Entertainment Holdings, Inc., Class A (a)	133,825	2,007,375
AMC Networks, Inc., Class A *	122,323	6,430,520
Cable One, Inc.	11,503	7,833,083
Central European Media Enterprises Ltd., Class A *	209,363	931,665
Cinemark Holdings, Inc.	256,149	10,901,701
Clear Channel Outdoor Holdings, Inc., Class A	107,087	514,018
Emerald Expositions Events, Inc.	34,520	735,966
Entercom Communications Corp., Class A	330,541	3,272,356
Entravision Communications Corp., Class A	168,841	1,089,025
Gannett Co., Inc.	277,611	2,787,214
Global Eagle Entertainment, Inc. *	166,444	224,699
Gray Television, Inc. *	185,509	2,560,024

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hemisphere Media Group, Inc. *	44,304	496,205
John Wiley & Sons, Inc., Class A	110,198	7,080,222
Liberty Latin America Ltd., Class A *	110,106	2,279,194
Liberty Latin America Ltd., Class C *	285,643	5,841,399
Liberty Media Corp. - Liberty Braves, Class A *	20,209	463,190
Liberty Media Corp. - Liberty Braves, Class C *	83,628	1,920,099
Loral Space & Communications, Inc. *	31,738	1,405,993
Meredith Corp.	98,029	5,617,062
MSG Networks, Inc., Class A *	149,764	3,654,242
National CineMedia, Inc.	144,747	1,089,945
New Media Investment Group, Inc.	124,634	2,149,937
Nexstar Media Group, Inc., Class A	110,799	7,916,589
Regal Entertainment Group, Class A	274,215	6,304,203
Scholastic Corp.	67,266	2,449,155
Sinclair Broadcast Group, Inc., Class A	184,403	6,232,821
TEGNA, Inc.	520,320	6,691,315
The E.W. Scripps Co., Class A	135,065	1,859,845
The Madison Square Garden Co., Class A *	40,279	9,836,132
The New York Times Co., Class A	303,747	7,320,303
Tribune Media Co., Class A	176,900	7,371,423
tronc, Inc. *	63,317	1,211,254
WideOpenWest, Inc. *	48,456	468,085
World Wrestling Entertainment, Inc., Class A	95,754	3,653,015
		132,599,274

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
ACADIA Pharmaceuticals, Inc. *	235,969	5,879,168
Accelerate Diagnostics, Inc. *(a)	64,795	1,704,108
Acceleron Pharma, Inc. *	90,623	3,799,822
Achaogen, Inc. *(a)	72,084	751,836
Achillion Pharmaceuticals, Inc. *	314,798	1,023,093
Aclaris Therapeutics, Inc. *	59,357	1,183,579
Acorda Therapeutics, Inc. *	115,080	2,733,150
Aduro Biotech, Inc. *	78,518	490,738
Advaxis, Inc. *(a)	91,199	169,630
Aerie Pharmaceuticals, Inc. *	89,772	4,591,838
Agenus, Inc. *	197,861	1,066,471
Agios Pharmaceuticals, Inc. *	115,309	9,269,691
Aimmune Therapeutics, Inc. *	58,505	1,901,412
Akcea Therapeutics, Inc. *(a)	38,336	650,562
Akebia Therapeutics, Inc. *	109,985	1,572,785
Akorn, Inc. *	226,722	3,840,671
Alder Biopharmaceuticals, Inc. *	150,988	2,098,733
AMAG Pharmaceuticals, Inc. *	85,811	1,806,322
Amicus Therapeutics, Inc. *	404,326	5,563,526
Amphastar Pharmaceuticals, Inc. *	91,307	1,676,397
AnaptysBio, Inc. *	35,335	4,337,725
ANI Pharmaceuticals, Inc. *	20,807	1,333,104
Apellis Pharmaceuticals, Inc. *(a)	32,391	593,727
Arena Pharmaceuticals, Inc. *	95,297	3,694,665
Array BioPharma, Inc. *	505,865	8,761,582
Arrowhead Pharmaceuticals, Inc. *	193,074	1,251,120
Atara Biotherapeutics, Inc. *	78,489	3,023,789
Athenex, Inc. *(a)	80,837	1,280,458
Avexis, Inc. *	75,677	9,363,515
Bellicum Pharmaceuticals, Inc. *(a)	70,072	487,000
Bio-Rad Laboratories, Inc., Class A *	49,343	13,324,584
Bio-Techne Corp.	91,521	12,935,578
BioCryst Pharmaceuticals, Inc. *	239,595	1,190,787
Biohaven Pharmaceutical Holding Co., Ltd. *	24,165	818,952
Bluebird Bio, Inc. *	119,188	23,956,788
Blueprint Medicines Corp. *	94,184	8,152,567
Bruker Corp.	249,572	7,649,382
Cambrex Corp. *	80,197	4,166,234
Catalent, Inc. *	322,991	13,484,874
Celldex Therapeutics, Inc. *	296,714	667,606
Charles River Laboratories International, Inc. *	114,254	12,180,619

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Chimerix, Inc. *	138,030	670,826
Clovis Oncology, Inc. *	120,250	6,982,917
Coherus Biosciences, Inc. *	112,769	1,116,413
Corcept Therapeutics, Inc. *	230,357	3,499,123
Cytokinetics, Inc. *	122,278	947,654
CytomX Therapeutics, Inc. *	69,393	2,061,666
Deciphera Pharmaceuticals, Inc. *	19,759	494,370
Depomed, Inc. *	164,657	1,131,194
Dermira, Inc. *	86,566	2,225,612
Dynavax Technologies Corp. *	133,478	2,155,670
Eagle Pharmaceuticals, Inc. *	21,032	1,180,736
Edge Therapeutics, Inc. *	58,795	884,865
Editas Medicine, Inc. *	89,363	3,274,260
Emergent BioSolutions, Inc. *	82,479	4,099,206
Enanta Pharmaceuticals, Inc. *	33,922	2,666,948
Endo International plc *	487,095	3,071,134
Enzo Biochem, Inc. *	101,644	643,407
Epizyme, Inc. *	125,760	2,225,952
Esperion Therapeutics, Inc. *	49,871	4,010,127
Exact Sciences Corp. *	292,263	13,037,852
FibroGen, Inc. *	185,353	10,212,950
Five Prime Therapeutics, Inc. *	83,407	1,773,233
Flexion Therapeutics, Inc. *(a)	83,847	2,126,360
Foundation Medicine, Inc. *	34,755	2,875,976
Genomic Health, Inc. *	50,548	1,617,536
Global Blood Therapeutics, Inc. *	97,086	5,694,094
Halozyme Therapeutics, Inc. *	322,798	6,346,209
Heron Therapeutics, Inc. *	125,615	2,556,265
Horizon Pharma plc *	406,279	5,923,548
ImmunoGen, Inc. *	263,621	2,928,829
Immunomedics, Inc. *	272,251	4,603,764
Impax Laboratories, Inc. *	184,272	3,759,149
Innoviva, Inc. *	176,427	2,736,383
Inovio Pharmaceuticals, Inc. *	178,556	732,080
Insmed, Inc. *	186,350	4,511,533
Insys Therapeutics, Inc. *(a)	50,616	368,991
Intellia Therapeutics, Inc. *	54,208	1,414,829
Intercept Pharmaceuticals, Inc. *(a)	42,317	2,527,594
Intersect ENT, Inc. *	66,658	2,456,347
Intra-Cellular Therapies, Inc. *	120,195	2,328,177
Intrexon Corp. *(a)	159,378	2,075,102
Invitae Corp. *(a)	99,588	656,285
Iovance Biotherapeutics, Inc. *	172,588	2,994,402
Ironwood Pharmaceuticals, Inc. *	332,943	4,727,791
Jounce Therapeutics, Inc. *	15,312	322,777
Juno Therapeutics, Inc. *	210,079	18,228,555
Karyopharm Therapeutics, Inc. *	82,822	1,223,281
Keryx Biopharmaceuticals, Inc. *(a)	267,262	1,226,733
La Jolla Pharmaceutical Co. *(a)	41,080	1,275,945
Lannett Co., Inc. *(a)	76,387	1,222,192
Lexicon Pharmaceuticals, Inc. *	115,615	997,757
Ligand Pharmaceuticals, Inc., Class B *	50,825	7,719,809
Loxo Oncology, Inc. *	52,399	5,827,817
Luminex Corp.	94,963	1,862,224
MacroGenics, Inc. *	81,810	2,052,613
Mallinckrodt plc *	234,392	3,909,659
MannKind Corp. *(a)	242,254	709,804
Medpace Holdings, Inc. *	29,510	945,795
Melinta Therapeutics, Inc. *	45,944	572,003
Merrimack Pharmaceuticals, Inc.	27,219	302,403
MiMedx Group, Inc. *(a)	248,936	1,764,956
Momenta Pharmaceuticals, Inc. *	190,676	3,251,026
MyoKardia, Inc. *	49,772	2,896,730
Myriad Genetics, Inc. *	168,637	5,467,212
NantKwest, Inc. *(a)	58,975	261,849
Natera, Inc. *	87,480	787,320
Nektar Therapeutics *	382,942	33,147,460
NeoGenomics, Inc. *	136,677	1,148,087

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Neurocrine Biosciences, Inc. *	216,137	18,248,447
NewLink Genetics Corp. *(a)	69,815	501,272
Novavax, Inc. *	848,197	1,840,587
Omeros Corp. *(a)	109,662	1,107,586
OncoMed Pharmaceuticals, Inc. *	57,029	132,878
OPKO Health, Inc. *(a)	875,048	2,966,413
Optinose, Inc. *	14,637	259,221
Organovo Holdings, Inc. *(a)	291,272	294,185
Otonomy, Inc. *	65,024	386,893
Ovid therapeutics, Inc. *	11,455	75,488
Pacific Biosciences of California, Inc. *	236,913	563,853
Pacira Pharmaceuticals, Inc. *	98,128	3,071,406
Paratek Pharmaceuticals, Inc. *	68,746	900,573
PDL BioPharma, Inc. *	406,472	975,533
Phibro Animal Health Corp., Class A	48,339	1,858,635
Portola Pharmaceuticals, Inc. *	158,886	6,724,056
PRA Health Sciences, Inc. *	122,853	10,319,652
Prestige Brands Holdings, Inc. *	127,692	4,315,990
Progenics Pharmaceuticals, Inc. *	186,474	1,245,646
Prothena Corp. plc *	93,157	3,138,459
PTC Therapeutics, Inc. *	83,948	2,161,661
Puma Biotechnology, Inc. *	73,695	4,815,968
Radius Health, Inc. *(a)	95,987	3,656,145
Reata Pharmaceuticals, Inc., Class A *(a)	25,328	610,152
REGENXBIO, Inc. *	65,350	1,859,207
Repligen Corp. *	88,744	3,043,032
Retrophin, Inc. *	94,493	2,364,215
Revance Therapeutics, Inc. *	66,531	2,059,134
Rhythm Pharmaceuticals, Inc. *	15,137	391,291
Sage Therapeutics, Inc. *	110,882	17,891,920
Sangamo Therapeutics, Inc. *	204,691	4,902,349
Sarepta Therapeutics, Inc. *	147,077	9,232,023
Seres Therapeutics, Inc. *	54,561	518,330
Spark Therapeutics, Inc. *	76,318	4,357,758
Spectrum Pharmaceuticals, Inc. *	217,979	4,688,728
Supernus Pharmaceuticals, Inc. *	123,786	4,815,275
Synergy Pharmaceuticals, Inc. *(a)	579,286	1,048,508
Syros Pharmaceuticals, Inc. *	46,636	491,543
Tetraphase Pharmaceuticals, Inc. *	142,926	401,622
TG Therapeutics, Inc. *	128,960	1,805,440
The Medicines Co. *	154,299	4,724,635
TherapeuticsMD, Inc. *(a)	449,835	2,249,175
Theravance Biopharma, Inc. *(a)	97,004	2,557,025
Ultragenyx Pharmaceutical, Inc. *	105,694	5,053,230
Vanda Pharmaceuticals, Inc. *	111,724	2,105,997
Versartis, Inc. *	52,333	83,733
Voyager Therapeutics, Inc. *	51,932	1,492,006
WaVe Life Sciences Ltd. *(a)	40,337	2,055,170
XBiotech, Inc. *(a)	46,405	223,672
Xencor, Inc. *	98,338	3,012,093
ZIOPHARM Oncology, Inc. *(a)	303,266	1,131,182
		570,608,546

Real Estate 7.7%
Acadia Realty Trust	200,529	4,828,738
Agree Realty Corp.	72,255	3,403,211
Alexander & Baldwin, Inc.	163,885	3,603,831
Alexander's, Inc.	9,315	3,403,049
Altisource Portfolio Solutions S.A. *(a)	25,149	668,963
American Assets Trust, Inc.	99,507	3,156,362
Apple Hospitality REIT, Inc.	506,584	8,606,862
Armada Hoffler Properties, Inc.	118,962	1,556,023
Ashford Hospitality Prime, Inc.	68,218	586,675
Ashford Hospitality Trust, Inc.	195,201	1,075,558
Brandywine Realty Trust	432,510	6,773,107
CareTrust REIT, Inc.	187,010	2,477,883
CBL & Associates Properties, Inc.	420,728	1,947,971

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cedar Realty Trust, Inc.	190,513	756,337
Chatham Lodging Trust	107,998	1,964,484
Chesapeake Lodging Trust	151,003	3,904,938
CIM Commercial Trust Corp.	46,167	724,822
Columbia Property Trust, Inc.	290,980	6,061,113
CoreCivic, Inc.	290,393	6,037,270
CoreSite Realty Corp.	83,911	7,875,047
Corporate Office Properties Trust	244,018	6,090,689
Cousins Properties, Inc.	1,018,037	8,490,429
CubeSmart	436,634	11,706,158
CyrusOne, Inc.	221,278	11,041,772
DCT Industrial Trust, Inc.	227,671	12,601,590
DDR Corp.	755,948	5,896,394
DiamondRock Hospitality Co.	475,572	4,888,880
Easterly Government Properties, Inc.	103,684	1,974,143
EastGroup Properties, Inc.	84,680	6,861,620
Education Realty Trust, Inc.	180,836	5,631,233
Empire State Realty Trust, Inc., Class A	313,413	5,284,143
EPR Properties	155,174	8,942,678
Equity Commonwealth *	308,392	9,072,893
First Industrial Realty Trust, Inc.	290,140	8,132,624
Forestar Group, Inc. *(a)	29,785	735,690
Four Corners Property Trust, Inc.	145,060	3,185,518
Franklin Street Properties Corp.	275,689	2,230,324
Front Yard Residential Corp.	121,007	1,269,363
FRP Holdings, Inc. *	15,014	784,482
Getty Realty Corp.	83,261	1,964,960
Gladstone Commercial Corp.	65,952	1,115,248
Global Net Lease, Inc.	160,344	2,507,780
Government Properties Income Trust	238,354	3,270,217
Gramercy Property Trust	390,108	8,445,838
Healthcare Realty Trust, Inc.	307,452	8,162,851
Hersha Hospitality Trust	89,196	1,498,493
HFF, Inc., Class A	91,227	4,165,425
Hospitality Properties Trust	396,729	10,092,786
Hudson Pacific Properties, Inc.	376,683	11,891,882
Independence Realty Trust, Inc.	206,047	1,755,520
InfraREIT, Inc.	96,638	1,801,332
Investors Real Estate Trust	279,079	1,297,717
iStar, Inc. *	177,744	1,795,214
Kennedy-Wilson Holdings, Inc.	325,559	5,322,890
Kite Realty Group Trust	202,066	3,059,279
LaSalle Hotel Properties	273,242	6,702,626
Lexington Realty Trust	517,991	4,123,208
Life Storage, Inc.	112,798	8,861,411
LTC Properties, Inc.	95,545	3,530,388
Mack-Cali Realty Corp.	214,792	3,627,837
Marcus & Millichap, Inc. *	39,043	1,222,046
MedEquities Realty Trust, Inc.	74,310	718,578
Medical Properties Trust, Inc.	895,540	10,979,320
Monmouth Real Estate Investment Corp., Class A	188,772	2,665,461
National Health Investors, Inc.	101,928	6,612,069
National Storage Affiliates Trust	118,094	2,896,846
New Senior Investment Group, Inc.	181,488	1,466,423
NorthStar Realty Europe Corp.	144,590	1,486,385
One Liberty Properties, Inc.	38,455	836,781
Outfront Media, Inc.	339,641	6,966,037
Paramount Group, Inc.	506,958	7,072,064
Pebblebrook Hotel Trust	167,119	5,683,717
Pennsylvania Real Estate Investment Trust	172,942	1,805,514
Physicians Realty Trust	440,632	6,331,882
Piedmont Office Realty Trust, Inc., Class A	349,841	6,283,144
PotlatchDeltic Corp.	148,916	7,617,053
Preferred Apartment Communities, Inc., Class A	87,466	1,218,401
PS Business Parks, Inc.	48,003	5,321,613
QTS Realty Trust, Inc., Class A	122,425	3,950,655
Quality Care Properties, Inc. *	230,225	2,852,488
Ramco-Gershenson Properties Trust	188,283	2,217,974

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Rayonier, Inc.	313,381	10,651,820
RE/MAX Holdings, Inc., Class A	44,711	2,472,518
Redfin Corp. *(a)	23,284	479,418
Retail Opportunity Investments Corp.	266,190	4,567,820
Retail Properties of America, Inc., Class A	556,171	6,651,805
Rexford Industrial Realty, Inc.	191,547	5,171,769
RLJ Lodging Trust	428,250	8,483,632
Ryman Hospitality Properties, Inc.	125,449	8,650,963
Sabra Health Care REIT, Inc.	435,350	7,348,708
Saul Centers, Inc.	30,491	1,491,925
Select Income REIT	157,929	2,869,570
Seritage Growth Properties, Class A (a)	63,227	2,389,981
STAG Industrial, Inc.	230,971	5,259,210
STORE Capital Corp.	405,678	9,671,364
Summit Hotel Properties, Inc.	246,353	3,244,469
Sunstone Hotel Investors, Inc.	548,633	7,916,774
Tanger Factory Outlet Centers, Inc.	228,752	5,105,745
Taubman Centers, Inc.	149,074	8,714,866
Tejon Ranch Co. *	38,313	848,633
Terreno Realty Corp.	128,762	4,289,062
The GEO Group, Inc.	305,341	6,503,763
The Howard Hughes Corp. *	95,105	12,191,510
The RMR Group, Inc., Class A	17,238	1,082,546
The St. Joe Co. *	163,307	2,874,203
Tier REIT, Inc.	117,900	2,190,582
UMH Properties, Inc.	73,528	858,072
Uniti Group, Inc.	402,219	6,174,062
Universal Health Realty Income Trust	32,238	1,784,696
Urban Edge Properties	260,775	5,627,524
Urstadt Biddle Properties, Inc.	15,178	238,295
Urstadt Biddle Properties, Inc., Class A	69,847	1,223,719
Washington Prime Group, Inc.	455,756	2,985,202
Washington Real Estate Investment Trust	189,123	4,781,029
Whitestone REIT	87,792	1,083,353
Xenia Hotels & Resorts, Inc.	258,815	5,090,891
		526,399,719

Retailing 3.1%
1-800-Flowers.com, Inc., Class A *	74,104	863,312
Aaron's, Inc.	149,374	6,902,572
Abercrombie & Fitch Co., Class A	166,366	3,432,131
America's Car-Mart, Inc. *	18,035	878,304
American Eagle Outfitters, Inc.	405,267	7,809,495
Asbury Automotive Group, Inc. *	46,566	3,066,371
Ascena Retail Group, Inc. *	421,454	956,701
At Home Group, Inc. *	14,551	430,564
Barnes & Noble Education, Inc. *	98,582	719,649
Barnes & Noble, Inc.	132,991	598,459
Big Lots, Inc.	102,574	5,764,659
Boot Barn Holdings, Inc. *	45,234	797,023
Caleres, Inc.	102,725	2,877,327
Camping World Holdings, Inc., Class A	72,897	3,047,095
Chico's FAS, Inc.	314,556	3,158,142
Conn's, Inc. *	68,609	2,243,514
Core-Mark Holding Co., Inc.	111,224	2,276,755
Dick's Sporting Goods, Inc.	204,232	6,539,509
Dillard's, Inc., Class A (a)	49,797	4,060,945
DSW, Inc., Class A	172,162	3,376,097
Duluth Holdings, Inc., Class B *(a)	20,077	337,695
Express, Inc. *	188,942	1,364,161
Five Below, Inc. *	133,116	8,898,805
Floor & Decor Holdings, Inc., Class A *	77,712	3,502,480
Francesca's Holdings Corp. *	101,428	528,440
Fred's, Inc., Class A (a)	92,239	307,156
FTD Cos., Inc. *	51,047	307,303
GameStop Corp., Class A	252,253	3,957,850
Genesco, Inc. *	48,933	1,923,067

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
GNC Holdings, Inc., Class A *(a)	161,264	686,985
Group 1 Automotive, Inc.	46,693	3,214,346
Groupon, Inc. *	979,443	4,192,016
Guess?, Inc.	141,866	2,240,064
Haverty Furniture Cos., Inc.	52,978	1,078,102
Hibbett Sports, Inc. *	45,863	1,180,972
J. Jill, Inc. *	24,465	210,644
J.C. Penney Co., Inc. *(a)	783,404	3,392,139
Lands' End, Inc. *(a)	44,380	798,840
Liberty Expedia Holdings, Inc., Class A *	131,130	5,148,164
Liberty TripAdvisor Holdings, Inc., Class A *	178,259	1,853,894
Lithia Motors, Inc., Class A	58,668	6,095,018
Lumber Liquidators Holdings, Inc. *	69,385	1,606,957
MarineMax, Inc. *	53,311	1,114,200
Monro, Inc.	80,010	4,072,509
Murphy USA, Inc. *	77,986	5,857,528
National Vision Holdings, Inc. *	38,393	1,326,862
Nutrisystem, Inc.	72,123	2,217,782
Office Depot, Inc.	1,280,572	3,367,904
Ollie's Bargain Outlet Holdings, Inc. *	118,327	7,022,707
Overstock.com, Inc. *(a)	39,657	2,395,283
Party City Holdco, Inc. *	78,361	1,132,316
Penske Automotive Group, Inc.	85,698	3,924,968
PetMed Express, Inc.	51,084	2,308,486
Pier 1 Imports, Inc.	174,866	542,085
Pool Corp.	97,355	13,437,911
Rent-A-Center, Inc. (a)	128,665	967,561
RH *	46,310	3,930,793
Sally Beauty Holdings, Inc. *	317,940	5,354,110
Sears Holdings Corp. *	56,282	136,202
Shoe Carnival, Inc.	30,399	710,121
Shutterfly, Inc. *	81,609	6,261,859
Sleep Number Corp. *	98,933	3,407,252
Sonic Automotive, Inc., Class A	55,953	1,096,679
Sportsman's Warehouse Holdings, Inc. *	87,374	423,764
Tailored Brands, Inc.	118,312	2,769,684
The Buckle, Inc. (a)	64,181	1,351,010
The Cato Corp., Class A	60,936	692,233
The Children's Place, Inc.	42,884	6,102,393
The Container Store Group, Inc. *	51,529	260,221
The Finish Line, Inc., Class A	107,335	1,139,898
Tile Shop Holdings, Inc.	89,043	480,832
Urban Outfitters, Inc. *	193,289	6,821,169
Vitamin Shoppe, Inc. *	65,024	243,840
Wayfair, Inc., Class A *	101,414	7,851,472
Weyco Group, Inc.	17,278	525,769
Winmark Corp.	4,704	595,997
Zumiez, Inc. *	42,958	846,273
		213,313,395

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc. *	96,015	6,367,715
Amkor Technology, Inc. *	302,735	3,042,487
Aquantia Corp. *	15,637	215,791
Axcelis Technologies, Inc. *	80,182	1,960,450
Brooks Automation, Inc.	170,871	4,563,964
Cabot Microelectronics Corp.	61,750	6,292,325
Cavium, Inc. *	168,698	15,020,870
CEVA, Inc. *	53,305	1,958,959
Cirrus Logic, Inc. *	153,891	6,818,910
Cohu, Inc.	75,557	1,513,407
Cree, Inc. *	235,683	8,915,888
Cypress Semiconductor Corp.	820,297	14,330,589
Diodes, Inc. *	93,586	2,816,939
Entegris, Inc.	341,773	11,346,864
FormFactor, Inc. *	184,219	2,413,269
Ichor Holdings Ltd. *	43,586	1,126,262

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Impinj, Inc. *(a)	41,961	534,583
Inphi Corp. *	105,582	2,929,900
Integrated Device Technology, Inc. *	323,631	9,818,964
Kulicke & Soffa Industries, Inc. *	169,618	3,952,099
Lattice Semiconductor Corp. *	293,324	1,762,877
MACOM Technology Solutions Holdings, Inc. *	99,159	2,116,053
MaxLinear, Inc., Class A *	150,667	3,424,661
MKS Instruments, Inc.	132,401	14,742,851
Monolithic Power Systems, Inc.	92,353	10,810,842
Nanometrics, Inc. *	61,370	1,619,554
NeoPhotonics Corp. *(a)	79,531	482,753
PDF Solutions, Inc. *	71,399	795,385
Photronics, Inc. *	163,587	1,275,979
Power Integrations, Inc.	72,531	4,874,083
Rambus, Inc. *	261,342	3,321,657
Rudolph Technologies, Inc. *	82,509	2,190,614
Semtech Corp. *	164,395	5,531,892
Silicon Laboratories, Inc. *	102,283	9,563,460
SolarEdge Technologies, Inc. *	86,613	4,334,981
SunPower Corp. *(a)	149,476	1,059,785
Synaptics, Inc. *	84,201	3,912,820
Ultra Clean Holdings, Inc. *	93,107	1,793,241
Veeco Instruments, Inc. *	119,246	2,164,315
Versum Materials, Inc.	264,028	9,774,317
Xcerra Corp. *	135,061	1,350,610
Xperi Corp.	122,480	2,700,684
		195,543,649

Software & Services 9.2%
2U, Inc. *	126,945	10,508,507
8x8, Inc. *	224,833	4,103,202
A10 Networks, Inc. *	118,719	745,555
ACI Worldwide, Inc. *	285,097	6,742,544
Acxiom Corp. *	190,420	5,211,795
Alarm.com Holdings, Inc. *	60,464	2,184,867
Altair Engineering, Inc., Class A *	50,966	1,341,425
ANGI Homeservices, Inc., Class A *(a)	120,262	1,778,675
Aspen Technology, Inc. *	177,284	13,700,508
Benefitfocus, Inc. *(a)	55,755	1,349,271
Black Knight, Inc. *	274,275	13,069,204
Blackbaud, Inc.	116,004	11,892,730
Blackhawk Network Holdings, Inc. *	137,889	6,170,533
Blackline, Inc. *	71,523	3,147,012
Blucora, Inc. *	110,367	2,571,551
Booz Allen Hamilton Holding Corp.	356,259	13,512,904
Bottomline Technologies (DE), Inc. *	85,061	3,230,617
Box, Inc., Class A *	292,404	7,035,240
CACI International, Inc., Class A *	60,086	8,955,818
Callidus Software, Inc. *	164,489	5,905,155
Carbonite, Inc. *	53,568	1,507,939
Cardtronics plc, Class A *	114,158	2,554,856
Cargurus, Inc. *(a)	23,768	767,231
Cars.com, Inc. *	176,644	4,838,279
Cass Information Systems, Inc.	26,715	1,564,430
ChannelAdvisor Corp. *	43,827	387,869
Cision Ltd. *	95,612	1,151,168
Cloudera, Inc. *	195,357	3,721,551
CommerceHub, Inc., Series A *	31,295	620,267
CommerceHub, Inc., Series C *	66,709	1,270,806
CommVault Systems, Inc. *	104,773	5,453,435
Conduent, Inc. *	486,030	9,185,967
Convergys Corp.	223,798	5,194,352
CoreLogic, Inc. *	200,655	9,129,802
Cornerstone OnDemand, Inc. *	130,077	5,333,157
Coupa Software, Inc. *	62,697	2,796,286
CSG Systems International, Inc.	79,800	3,725,064
DST Systems, Inc.	145,843	12,129,762

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Ebix, Inc.	54,314	4,559,660
Ellie Mae, Inc. *	84,545	7,496,605
Endurance International Group Holdings, Inc. *	188,494	1,376,006
Envestnet, Inc. *	105,780	5,828,478
EPAM Systems, Inc. *	121,131	13,702,339
Etsy, Inc. *	269,017	6,808,820
Euronet Worldwide, Inc. *	128,256	10,885,087
Everbridge, Inc. *	42,496	1,356,047
Everi Holdings, Inc. *	176,596	1,315,640
EVERTEC, Inc.	153,427	2,485,517
ExlService Holdings, Inc. *	82,874	4,725,475
Fair Isaac Corp.	72,905	12,389,476
FireEye, Inc. *	435,507	7,225,061
Five9, Inc. *	126,942	3,853,959
ForeScout Technologies, Inc. *	9,564	284,816
Genpact Ltd.	370,538	11,623,777
GoDaddy, Inc., Class A *	248,115	14,839,758
Gogo, Inc. *(a)	149,346	1,356,062
GrubHub, Inc. *	212,198	21,094,603
GTT Communications, Inc. *	80,021	4,129,084
Guidewire Software, Inc. *	182,379	14,648,681
Hortonworks, Inc. *	116,354	2,092,045
HubSpot, Inc. *	85,554	9,500,772
Imperva, Inc. *	80,017	3,732,793
Instructure, Inc. *	46,549	2,020,227
Internap Corp. *	44,039	573,388
j2 Global, Inc.	118,116	8,742,946
Liquidity Services, Inc. *	56,738	388,655
LivePerson, Inc. *	134,656	1,945,779
Manhattan Associates, Inc. *	166,795	7,022,069
ManTech International Corp., Class A	64,406	3,630,566
Match Group, Inc. *(a)	144,084	5,770,564
MAXIMUS, Inc.	159,297	10,669,713
MicroStrategy, Inc., Class A *	23,329	2,985,645
MINDBODY, Inc., Class A *	69,740	2,486,231
MoneyGram International, Inc. *	74,090	794,986
Monotype Imaging Holdings, Inc.	103,119	2,485,168
MuleSoft, Inc., Class A *	112,566	3,476,038
New Relic, Inc. *	101,751	7,303,687
NIC, Inc.	153,445	2,071,508
Nutanix, Inc., Class A *	143,746	5,239,542
Pandora Media, Inc. *	612,072	2,699,238
Paycom Software, Inc. *	115,939	11,468,686
Paylocity Holding Corp. *	66,607	3,115,209
Pegasystems, Inc.	90,596	5,254,568
Perficient, Inc. *	79,382	1,545,568
Presidio, Inc. *	75,267	1,100,404
Progress Software Corp.	117,413	5,503,147
Proofpoint, Inc. *	109,887	11,776,590
PROS Holdings, Inc. *	67,963	2,130,640
Q2 Holdings, Inc. *	80,043	3,645,959
QAD, Inc., Class A	24,728	1,112,760
Qualys, Inc. *	78,302	5,798,263
Quotient Technology, Inc. *	180,617	2,375,114
Rapid7, Inc. *	45,193	1,193,547
RealNetworks, Inc. *	59,925	166,592
RealPage, Inc. *	142,587	7,450,171
RingCentral, Inc., Class A *	156,374	9,796,831
Science Applications International Corp.	104,589	7,571,198
ServiceSource International, Inc. *	178,347	652,750
Shutterstock, Inc. *	48,214	2,422,754
SPS Commerce, Inc. *	44,874	2,693,337
Stamps.com, Inc. *	39,671	7,579,145
Switch, Inc., Class A	86,805	1,198,777
Sykes Enterprises, Inc. *	96,975	2,818,093
Synchronoss Technologies, Inc. *	103,660	968,184
Syntel, Inc. *	94,593	2,539,822
Tableau Software, Inc., Class A *	152,706	12,471,499

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Rubicon Project, Inc. *	110,152	177,345
The Trade Desk, Inc., Class A *(a)	46,612	2,622,391
TiVo Corp.	300,806	4,512,090
Travelport Worldwide Ltd.	301,033	4,289,720
TrueCar, Inc. *	190,734	2,115,240
TTEC Holdings, Inc.	34,150	1,217,448
Twilio, Inc., Class A *	167,199	5,711,518
Unisys Corp. *	126,653	1,418,514
Varonis Systems, Inc. *	49,189	2,761,962
VASCO Data Security International, Inc. *	71,335	859,587
Verint Systems, Inc. *	155,557	6,051,167
VirnetX Holding Corp. *(a)	106,441	409,798
Virtusa Corp. *	65,433	3,122,463
Web.com Group, Inc. *	126,600	2,278,800
WEX, Inc. *	97,403	14,566,619
Workiva, Inc. *	62,868	1,430,247
XO Group, Inc. *	59,496	1,146,488
Yelp, Inc. *	185,721	8,090,007
Yext, Inc. *	27,143	344,716
Zendesk, Inc. *	247,055	10,667,835
Zynga, Inc., Class A *	1,901,076	6,577,723
		626,827,131

Technology Hardware & Equipment 4.5%
3D Systems Corp. *(a)	273,972	2,602,734
Acacia Communications, Inc. *(a)	49,170	1,902,879
ADTRAN, Inc.	115,773	1,811,847
Aerohive Networks, Inc. *	52,730	220,939
Anixter International, Inc. *	71,224	5,380,973
Applied Optoelectronics, Inc. *(a)	46,612	1,301,873
ARRIS International plc *	432,304	11,023,752
Avid Technology, Inc. *	88,808	425,390
AVX Corp.	109,102	1,887,465
Badger Meter, Inc.	72,377	3,445,145
Belden, Inc.	101,699	7,396,568
Benchmark Electronics, Inc. *	121,525	3,645,750
CalAmp Corp. *	89,035	2,083,419
Calix, Inc. *	122,212	800,489
Ciena Corp. *	342,591	7,937,833
Coherent, Inc. *	59,611	12,468,237
Comtech Telecommunications Corp.	61,776	1,365,250
Control4 Corp. *	50,577	1,215,871
Cray, Inc. *	103,233	2,250,479
CTS Corp.	78,411	2,015,163
Daktronics, Inc.	100,629	896,604
Diebold Nixdorf, Inc. (a)	184,754	2,900,638
Dolby Laboratories, Inc., Class A	143,535	9,265,184
Eastman Kodak Co. *(a)	88,617	465,239
EchoStar Corp., Class A *	116,021	6,731,538
Electronics For Imaging, Inc. *	108,542	2,972,965
ePlus, Inc. *	35,066	2,684,302
Extreme Networks, Inc. *	276,846	3,158,813
Fabrinet *	92,643	2,793,186
FARO Technologies, Inc. *	43,091	2,557,451
Finisar Corp. *	277,352	4,992,336
Fitbit, Inc., Class A *	432,429	2,067,011
Harmonic, Inc. *	188,950	571,574
II-VI, Inc. *	136,705	5,263,143
Infinera Corp. *	350,781	3,490,271
Insight Enterprises, Inc. *	86,191	3,010,652
InterDigital, Inc.	83,636	6,005,065
Itron, Inc. *	82,300	5,761,000
KEMET Corp. *	119,590	2,150,228
Kimball Electronics, Inc. *	62,564	1,085,485
Knowles Corp. *	219,150	3,164,526
Littelfuse, Inc.	59,962	12,442,115
Lumentum Holdings, Inc. *	149,849	9,140,789

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Maxwell Technologies, Inc. *(a)	82,128	467,308
Mesa Laboratories, Inc.	8,076	1,057,956
Methode Electronics, Inc.	86,571	3,415,226
MTS Systems Corp.	42,417	2,076,312
NETGEAR, Inc. *	75,787	4,225,125
NetScout Systems, Inc. *	216,285	5,742,367
Novanta, Inc. *	77,847	4,347,755
Oclaro, Inc. *	407,509	2,921,840
OSI Systems, Inc. *	42,316	2,671,832
Park Electrochemical Corp.	42,088	716,338
PC Connection, Inc.	27,178	674,830
Plantronics, Inc.	82,573	4,462,245
Plexus Corp. *	81,712	4,928,868
Pure Storage, Inc., Class A *	280,224	6,072,454
Quantenna Communications, Inc. *	47,884	658,405
Quantum Corp. *(a)	101,415	371,179
Ribbon Communications, Inc. *	131,101	849,535
Rogers Corp. *	44,575	6,121,039
Sanmina Corp. *	173,901	4,790,973
ScanSource, Inc. *	65,132	2,133,073
Super Micro Computer, Inc. *	92,224	1,669,254
SYNNEX Corp.	71,328	8,819,707
Systemax, Inc.	37,096	1,059,833
Tech Data Corp. *	85,155	8,799,918
TTM Technologies, Inc. *	224,375	3,625,900
Ubiquiti Networks, Inc. *(a)	54,869	3,489,668
Universal Display Corp.	102,227	13,269,065
VeriFone Systems, Inc. *	270,329	4,487,461
ViaSat, Inc. *	129,945	9,068,862
Viavi Solutions, Inc. *	555,318	5,342,159
Vishay Intertechnology, Inc.	319,174	5,872,802
Zebra Technologies Corp., Class A *	129,888	17,942,728
		306,904,188

Telecommunication Services 0.6%
ATN International, Inc.	27,137	1,625,506
Boingo Wireless, Inc. *	97,656	2,584,954
Cincinnati Bell, Inc. *	98,623	1,592,762
Cogent Communications Holdings, Inc.	101,162	4,334,792
Consolidated Communications Holdings, Inc.	151,897	1,755,929
Frontier Communications Corp. (a)	189,180	1,329,935
GCI Liberty, Inc. *	67,637	2,600,643
Globalstar, Inc. *(a)	952,800	905,732
IDT Corp., Class B *	51,480	621,878
Iridium Communications, Inc. *	211,790	2,477,943
ORBCOMM, Inc. *	174,635	1,816,204
pdvWireless, Inc. *	22,936	738,539
Shenandoah Telecommunications Co.	113,540	3,724,112
Spok Holdings, Inc.	51,079	794,278
Telephone & Data Systems, Inc.	222,253	6,231,974
United States Cellular Corp. *	30,613	1,181,356
Verizon Communications, Inc.	66,172	3,159,069
Vonage Holdings Corp. *	499,630	5,071,245
Windstream Holdings, Inc.	467,636	738,865
		43,285,716

Transportation 1.7%
Air Transport Services Group, Inc. *	110,841	2,933,961
Allegiant Travel Co.	30,757	5,114,889
ArcBest Corp.	64,048	2,119,989
Atlas Air Worldwide Holdings, Inc. *	60,507	3,681,851
Avis Budget Group, Inc. *	175,572	7,932,343
Celadon Group, Inc. (a)	85,822	330,415
Daseke, Inc. *	115,746	1,164,405
Echo Global Logistics, Inc. *	63,023	1,666,958
Forward Air Corp.	73,462	3,966,948

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hawaiian Holdings, Inc.	126,666	4,559,976
Heartland Express, Inc.	123,692	2,414,468
Hertz Global Holdings, Inc. *	202,160	3,677,290
Hub Group, Inc., Class A *	79,348	3,463,540
Kirby Corp. *	130,723	9,804,225
Knight-Swift Transportation Holdings, Inc.	311,367	14,995,435
Landstar System, Inc.	102,556	11,158,093
Marten Transport Ltd.	98,122	2,124,341
Matson, Inc.	105,388	3,003,558
Roadrunner Transportation Systems, Inc. *	65,855	252,225
Ryder System, Inc.	128,950	9,332,111
Saia, Inc. *	63,032	4,579,275
Schneider National, Inc., Class B	71,462	1,848,007
SkyWest, Inc.	125,845	6,896,306
Spirit Airlines, Inc. *	169,630	6,758,059
Universal Logistics Holdings, Inc.	20,265	447,857
Werner Enterprises, Inc.	107,636	4,009,441
		118,235,966

Utilities 2.8%
ALLETE, Inc.	124,965	8,516,365
American States Water Co.	89,051	4,730,389
AquaVenture Holdings Ltd. *	34,603	444,649
Avista Corp.	158,352	7,573,976
Black Hills Corp.	131,161	6,661,667
California Water Service Group	116,198	4,409,714
Chesapeake Utilities Corp.	40,178	2,677,864
Connecticut Water Service, Inc.	28,859	1,489,990
Dynegy, Inc. *	328,700	4,020,001
El Paso Electric Co.	97,574	4,742,096
Hawaiian Electric Industries, Inc.	267,398	8,813,438
IDACORP, Inc.	123,868	10,039,501
MDU Resources Group, Inc.	473,854	12,457,622
MGE Energy, Inc.	83,984	4,409,160
Middlesex Water Co.	40,008	1,417,884
New Jersey Resources Corp.	213,114	8,119,643
Northwest Natural Gas Co.	68,178	3,555,483
NorthWestern Corp.	118,899	6,073,361
NRG Yield, Inc., Class A	87,180	1,340,828
NRG Yield, Inc., Class C	145,684	2,279,955
ONE Gas, Inc.	126,748	8,059,905
Ormat Technologies, Inc.	86,371	5,405,097
Otter Tail Corp.	93,513	3,721,817
Pattern Energy Group, Inc., Class A	215,871	4,008,724
PNM Resources, Inc.	192,028	6,759,386
Portland General Electric Co.	217,706	8,649,459
SJW Group	39,986	2,116,859
South Jersey Industries, Inc.	191,567	5,020,971
Southwest Gas Holdings, Inc.	115,720	7,623,634
Spire, Inc.	118,918	8,062,640
TerraForm Power, Inc., Class A	100,350	1,155,029
Unitil Corp.	34,940	1,468,878
Vectren Corp.	202,654	12,209,904
WGL Holdings, Inc.	126,085	10,497,837
		188,533,726
Total Common Stock
(Cost $5,902,928,454)		6,786,868,516

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(b)	177,806	14,758

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)	193,941	215,274
Forest Laboratories, Inc., CVR *(b)	5,521	—
		215,274
Total Rights
(Cost $215,274)		230,032

Other Investment Companies 2.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30% (c)	3,449,514	3,449,514

Securities Lending Collateral 2.0%
Wells Fargo Government Money Market Fund, Select Class 1.29% (c)	141,940,973	141,940,973
Total Other Investment Companies
(Cost $145,390,487)		145,390,487

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 03/16/18	181	13,676,360	(31,072)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $133,919,511.
(b)	Fair-valued by management in accordance with procedures approved by the fund's Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.
Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.2%
Harley-Davidson, Inc.	303,586	13,776,733

Banks 0.4%
Boston Private Financial Holdings, Inc.	153,042	2,234,413
Columbia Banking System, Inc.	129,219	5,398,770
PacWest Bancorp	236,469	12,329,494
Umpqua Holdings Corp.	391,153	8,335,470
		28,298,147

Capital Goods 14.0%
3M Co.	1,066,433	251,155,636
Cummins, Inc.	282,251	47,466,151
Eaton Corp. plc	794,079	64,082,175
Emerson Electric Co.	1,142,159	81,161,818
Fastenal Co.	516,423	28,258,667
Lockheed Martin Corp.	447,811	157,826,509
Rockwell Automation, Inc.	228,375	41,290,200
The Boeing Co.	993,833	359,976,251
Watsco, Inc.	55,398	9,161,167
		1,040,378,574

Commercial & Professional Services 0.0%
R.R. Donnelley & Sons Co.	123,631	932,178
Steelcase, Inc., Class A	156,161	2,131,597
		3,063,775

Consumer Durables & Apparel 1.4%
Ethan Allen Interiors, Inc.	51,525	1,223,719
Garmin Ltd.	197,615	11,706,713
Hasbro, Inc.	202,175	19,321,865
Leggett & Platt, Inc.	232,075	10,085,979
Polaris Industries, Inc.	105,776	12,057,406
Tupperware Brands Corp.	94,628	4,641,503
VF Corp.	581,698	43,377,220
		102,414,405

Consumer Services 3.5%
Cracker Barrel Old Country Store, Inc.	42,606	6,650,797
Darden Restaurants, Inc.	224,197	20,668,721
McDonald's Corp.	1,448,930	228,554,218
		255,873,736

Diversified Financials 2.5%
CME Group, Inc.	607,330	100,913,953
Cohen & Steers, Inc.	43,263	1,730,520
Eaton Vance Corp.	209,888	11,109,372
Federated Investors, Inc., Class B	169,651	5,527,229
Greenhill & Co., Inc.	45,243	920,695
Lazard Ltd., Class A	230,536	12,442,028

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
T. Rowe Price Group, Inc.	427,694	47,858,959
Waddell & Reed Financial, Inc., Class A	147,318	2,946,360
		183,449,116

Energy 5.8%
Exxon Mobil Corp.	4,035,993	305,686,110
Helmerich & Payne, Inc.	192,726	12,440,463
ONEOK, Inc.	676,499	38,107,189
Valero Energy Corp.	788,756	71,319,317
		427,553,079

Food & Staples Retailing 3.2%
Walmart, Inc.	2,617,378	235,590,194

Food, Beverage & Tobacco 11.6%
Altria Group, Inc.	3,431,973	216,042,700
B&G Foods, Inc.	119,998	3,323,945
Flowers Foods, Inc.	327,758	6,797,701
General Mills, Inc.	1,027,119	51,920,866
PepsiCo, Inc.	2,557,114	280,592,119
The Coca-Cola Co.	6,871,677	296,993,880
		855,671,211

Health Care Equipment & Services 0.0%
Meridian Bioscience, Inc.	101,227	1,412,117

Household & Personal Products 5.3%
Kimberly-Clark Corp.	630,467	69,931,400
Nu Skin Enterprises, Inc., Class A	91,248	6,423,859
The Clorox Co.	229,668	29,645,545
The Procter & Gamble Co.	3,640,034	285,815,470
		391,816,274

Insurance 0.7%
American Financial Group, Inc.	125,576	14,164,973
AmTrust Financial Services, Inc.	165,333	1,979,036
Mercury General Corp.	64,912	2,962,584
Principal Financial Group, Inc.	479,322	29,876,140
Safety Insurance Group, Inc.	27,747	1,979,748
Stewart Information Services Corp.	48,121	1,931,096
Universal Insurance Holdings, Inc.	59,235	1,735,585
		54,629,162

Materials 5.0%
Compass Minerals International, Inc.	63,963	3,856,969
DowDuPont, Inc.	4,170,041	293,153,882
Innophos Holdings, Inc.	41,212	1,712,771
International Paper Co.	734,754	43,783,991
Packaging Corp. of America	167,834	20,005,813
Schweitzer-Mauduit International, Inc.	53,741	2,107,184
Sonoco Products Co.	178,402	8,557,944
		373,178,554

Media 0.5%
Meredith Corp.	74,096	4,245,701
Omnicom Group, Inc.	409,674	31,229,449
		35,475,150

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 8.7%
Johnson & Johnson	2,352,269	305,512,698
Pfizer, Inc.	9,328,434	338,715,438
		644,228,136

Retailing 7.0%
American Eagle Outfitters, Inc.	317,163	6,111,731
Best Buy Co., Inc.	472,016	34,192,839
Genuine Parts Co.	261,267	23,994,761
Macy's, Inc.	540,629	15,899,899
Nordstrom, Inc.	213,579	10,958,739
Target Corp.	974,790	73,508,914
The Buckle, Inc.	65,140	1,371,197
The Cato Corp., Class A	35,876	407,551
The Gap, Inc.	391,021	12,348,443
The Home Depot, Inc.	1,834,229	334,324,920
Williams-Sonoma, Inc.	148,748	7,699,197
		520,818,191

Semiconductors & Semiconductor Equipment 11.6%
Analog Devices, Inc.	656,664	59,198,260
Intel Corp.	7,638,909	376,521,825
Maxim Integrated Products, Inc.	505,648	30,814,189
QUALCOMM, Inc.	2,642,413	171,756,845
Texas Instruments, Inc.	1,771,309	191,921,330
Xilinx, Inc.	442,349	31,517,366
		861,729,815

Software & Services 10.6%
Automatic Data Processing, Inc.	793,542	91,511,264
CA, Inc.	565,581	19,851,893
International Business Machines Corp.	1,549,523	241,462,169
Microsoft Corp.	4,011,994	376,204,677
Paychex, Inc.	570,708	37,170,212
The Western Union Co.	823,295	16,317,707
		782,517,922

Technology Hardware & Equipment 1.0%
AVX Corp.	100,954	1,746,504
HP, Inc.	2,980,382	69,711,135
		71,457,639

Telecommunication Services 4.2%
Verizon Communications, Inc.	6,547,027	312,555,069

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	249,757	23,317,313
United Parcel Service, Inc., Class B	1,231,012	128,529,963
		151,847,276

Utilities 0.5%
WEC Energy Group, Inc.	561,934	33,671,085
Total Common Stock
(Cost $6,284,458,920)		7,381,405,360

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings as of February 28, 2018 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30% (a)	3,302,971	3,302,971
Total Other Investment Company
(Cost $3,302,971)		3,302,971

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/16/18	160	21,715,200	233,139
(a)	The rate shown is the 7-day yield.

Schwab US Equity ETFs  |  Semiannual Report
See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s chief executive officer and principal financial officer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s chief executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s chief executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date	April 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	April 16, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	April 16, 2018